Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

December 31, 2021 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 70.2%
COMMON STOCK — 19.7%
Africa — 0.0%
Materials — 0.0%
IAMGOLD Corp. (a)	1,200	$3,756

Total Africa		3,756

Asia — 0.3%
Consumer Discretionary Products — 0.0%
Niu Technologies, ADR (a)	2,100	33,831

Consumer Discretionary Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (a)	405,400	851,340
TAL Education Group, ADR (a)	80,700	317,151

		1,168,491

Financial Services — 0.1%
Futu Holdings Ltd., ADR (a)	15,100	653,830
L Catterton Asia Acquisition Corp. (a),(b),(c)	310,000	3,072,100
Noah Holdings Ltd., ADR (a)	1,800	55,242
Up Fintech Holding Ltd., ADR (a)	33,900	166,449

		3,947,621

Health Care — 0.0%
Genetron Holdings Ltd., ADR (a)	700	4,270
Sinovac Biotech Ltd. (a),(d)	200	1,294
Zai Lab Ltd., ADR (a)	1,400	87,990

		93,554

Industrial Products — 0.0%
China Yuchai International Ltd.	245	3,656
Hollysys Automation Technologies Ltd. (a)	3,100	43,648

		47,304

Industrial Services — 0.0%
Grindrod Shipping Holdings Ltd.	2,300	41,469

Media — 0.1%
Autohome, Inc., ADR	17,700	521,796
Baidu, Inc., ADR (a)	25,800	3,838,782
Bilibili, Inc., ADR (a)	1,600	74,240
Tencent Music Entertainment Group, ADR (a)	104,000	712,400

		5,147,218

Oil & Gas — 0.0%
Recon Technology Ltd. (a)	1,100	1,441

Real Estate — 0.0%
Nam Tai Property, Inc. (a)	1,000	10,090
Xinyuan Real Estate Co. Ltd., ADR (a)	300	189

		10,279

Retail & Wholesale - Discretionary — 0.1%
Pinduoduo, Inc., ADR (a)	3,600	209,880
Sea Ltd., ADR (a)	9,885	2,211,373
Yatsen Holding Ltd., ADR (a)	6,500	13,975

		2,435,228

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Software & Technology Services — 0.0%
Agora, Inc., ADR (a)	5,900	$95,639
OneConnect Financial Technology Co. Ltd., ADR (a)	3,700	9,139
WNS Holdings Ltd., ADR (a)	2,000	176,440

		281,218

Tech Hardware & Semiconductors — 0.0%
ChipMOS Technologies, Inc., ADR	100	3,510
Himax Technologies, Inc., ADR	36,400	582,036
NXP Semiconductors NV	32	7,289
SemiLEDs Corp. (a)	300	1,386
Silicon Motion Technology Corp., ADR	6,700	636,701

		1,230,922

Telecommunications — 0.0%
21Vianet Group, Inc., ADR (a)	1,000	9,030
VEON Ltd., ADR (a)	112,500	192,375

		201,405

Total Asia		14,639,981

Europe — 0.2%
Consumer Discretionary Products — 0.0%
Autoliv, Inc.	9,000	930,690

Consumer Discretionary Services — 0.0%
GAN Ltd. (a)	9,600	88,224
Genius Sports Ltd. (a)	2,900	22,040

		110,264

Financial Services — 0.0%
ScION Tech Growth (a),(b),(c)	300,000	2,973,000

Health Care — 0.1%
ATAI Life Sciences NV (a)	400	3,052
Bicycle Therapeutics plc, ADR (a)	1,500	91,305
Compass Pathways plc, ADR (a)	1,300	28,730
Contra Aduro Biotech I (a),(d)	1,040	0
Galecto, Inc. (a)	4,300	13,029
ICON PLC (a)	1,431	443,181
Merus NV (a)	3,300	104,940
Novartis AG, ADR	30,800	2,694,076
Novo Nordisk A/S, ADR	7,400	828,800
Orchard Therapeutics plc, ADR (a)	1,200	1,584
Prothena Corp. plc (a)	5,800	286,520

		4,495,217

Industrial Products — 0.0%
Arrival SA (a)	2,100	15,582
Luxfer Holdings plc	1,200	23,172

		38,754

Industrial Services — 0.0%
Costamare, Inc.	8,800	111,320
Danaos Corp.	800	59,720
Diana Shipping, Inc.	12,553	48,831
EuroDry Ltd. (a)	600	11,424
Euroseas Ltd. (a)	300	7,473
Global Ship Lease, Inc., Class A (a)	7,600	174,116
Golden Ocean Group Ltd.	1,020	9,486
Safe Bulkers, Inc. (a)	25,100	94,627
Star Bulk Carriers Corp.	12,000	272,040

		789,037

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Materials — 0.0%
Mercer International, Inc.	1,800	$21,582
Orion Engineered Carbons SA	2,400	44,064

		65,646

Media — 0.0%
Trivago NV, ADR (a)	7,500	16,350

Oil & Gas — 0.1%
BP plc (b)	102,424	458,192
Eni SpA (b)	33,940	472,189
Equinor ASA (b)	5,048	135,220
Royal Dutch Shell plc, Class A (b)	30,012	659,797
TechnipFMC plc (a)	106,300	629,296
TotalEnergies SE (b)	22,569	1,146,759

		3,501,453

Software & Technology Services — 0.0%
Endava plc, ADR (a)	1,900	319,048
Kaleyra, Inc. (a)	500	5,020
Materialise NV, ADR (a)	4,000	95,480
Micro Focus International plc, ADR	5,300	29,521

		449,069

Total Europe		13,369,480

Middle East — 0.1%
Consumer Discretionary Services — 0.0%
NEOGAMES SA (a)	400	11,112

Financial Services — 0.1%
ION Acquisition Corp., 3 Ltd., Class A (a),(b),(c)	209,600	2,049,888
Target Global Acquisition I Corp. (a),(b)	155,693	1,550,702

		3,600,590

Health Care — 0.0%
Compugen Ltd. (a)	700	3,010
Oramed Pharmaceuticals, Inc. (a)	2,800	39,984

		42,994

Industrial Products — 0.0%
Ituran Location and Control Ltd.	300	8,001

Software & Technology Services — 0.0%
Check Point Software Technologies Ltd. (a)	16,000	1,864,960
JFrog Ltd. (a)	9,900	294,030
Radware Ltd. (a)	5,700	237,348
Wix.com Ltd. (a)	500	78,895

		2,475,233

Tech Hardware & Semiconductors — 0.0%
AudioCodes Ltd.	900	31,266
Silicom Ltd. (a)	100	5,160

		36,426

Telecommunications — 0.0%
Allot Ltd. (a)	1,200	14,256

Total Middle East		6,188,612

North America — 19.1%
Banking — 0.3%
1st Constitution Bancorp	100	2,569
ACNB Corp.	300	9,384

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Alerus Financial Corp.	300	$8,784
Ames National Corp.	300	7,347
Arrow Financial Corp.	199	7,011
Atlantic Capital Bancshares, Inc. (a)	1,400	40,278
BancFirst Corp.	700	49,392
Bank of Marin Bancorp	400	14,892
BankFinancial Corp.	455	4,855
Bankwell Financial Group, Inc.	200	6,568
Bar Harbor Bankshares	100	2,893
BayCom Corp. (a)	200	3,752
Blue Foundry Bancorp (a)	300	4,389
Blue Ridge Bankshares, Inc.	400	7,160
Bridgewater Bancshares, Inc. (a)	400	7,076
Business First Bancshares, Inc.	500	14,155
Byline Bancorp, Inc.	1,700	46,495
California BanCorp (a)	100	2,004
Camden National Corp.	400	19,264
Capital City Bank Group, Inc.	200	5,280
Capstar Financial Holdings, Inc.	800	16,824
Carter Bankshares, Inc. (a)	1,100	16,929
CBTX, Inc.	500	14,500
Central Pacific Financial Corp.	1,000	28,170
Central Valley Community Bancorp	200	4,154
ChoiceOne Financial Services, Inc.	100	2,649
Civista Bancshares, Inc.	400	9,760
CNB Financial Corp.	500	13,250
Codorus Valley Bancorp, Inc.	200	4,320
Colony Bankcorp, Inc.	100	1,707
Community Trust Bancorp, Inc.	500	21,805
CrossFirst Bankshares, Inc. (a)	1,300	20,293
Equity Bancshares, Inc., Class A	200	6,786
Farmers National Banc Corp.	1,500	27,825
Financial Institutions, Inc.	500	15,900
First Bancshares, Inc. (The)	900	34,758
First Busey Corp.	900	24,408
First Commonwealth Financial Corp.	2,600	41,834
First Community Bankshares, Inc.	400	13,368
First Community Corp.	100	2,076
First Financial Corp.	600	27,174
First Financial Northwest, Inc.	100	1,617
First Foundation, Inc.	400	9,944
First Internet Bancorp	200	9,408
First Merchants Corp.	500	20,945
First of Long Island Corp. (The)	600	12,954
Five Star Bancorp	200	6,000
FS Bancorp, Inc.	100	3,363
FVCBankcorp, Inc. (a)	100	1,981
German American Bancorp, Inc.	200	7,796
Great Southern Bancorp, Inc.	200	11,850
Hanmi Financial Corp.	100	2,368
HBT Financial, Inc.	300	5,619
Heritage Commerce Corp.	2,200	26,268
Heritage Financial Corp.	2,100	51,324
Home Bancorp, Inc.	100	4,151
Home BancShares, Inc.	100	2,435
HomeStreet, Inc.	200	10,400
HomeTrust Bancshares, Inc.	600	18,588
Hope Bancorp, Inc.	400	5,884
Horizon Bancorp, Inc.	1,700	35,445
Independent Bank Corp.	1,200	28,644
Investar Holding Corp.	200	3,682
Lakeland Bancorp, Inc.	1,900	36,081

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
LCNB Corp.	300	$5,859
Level One Bancorp, Inc.	100	3,944
Luther Burbank Corp.	400	5,616
Macatawa Bank Corp.	1,400	12,348
Mercantile Bank Corp.	400	14,012
Merchants Bancorp	100	4,733
Meridian Corp.	100	3,677
Metrocity Bankshares, Inc.	100	2,753
Metropolitan Bank Holding Corp. (a)	1,300	138,489
Midland States Bancorp, Inc.	900	22,311
MidWestOne Financial Group, Inc.	300	9,711
National Bank Holdings Corp., Class A	400	17,576
National Bankshares, Inc.	100	3,626
NBT Bancorp, Inc.	800	30,816
Northeast Bank	100	3,573
Northrim BanCorp, Inc.	100	4,346
OceanFirst Financial Corp. (c)	687,783	15,268,782
Old Second Bancorp, Inc.	2,000	25,180
OP Bancorp	200	2,552
Origin Bancorp, Inc.	500	21,460
PCB Bancorp	500	10,980
PCSB Financial Corp.	400	7,616
Peapack Gladstone Financial Corp.	600	21,240
Penns Woods Bancorp, Inc.	100	2,357
Peoples Bancorp, Inc.	1,300	41,353
Preferred Bank	100	7,179
Premier Financial Corp.	648	20,030
Primis Financial Corp.	1,000	15,040
Professional Holding Corp., Class A (a)	500	9,580
Provident Bancorp, Inc.	500	9,300
QCR Holdings, Inc.	500	28,000
Red River Bancshares, Inc.	100	5,350
Republic First Bancorp, Inc. (a)	4,300	15,996
Richmond Mutual BanCorp, Inc.	100	1,611
Riverview Bancorp, Inc.	600	4,614
S&T Bancorp, Inc.	100	3,152
Shore Bancshares, Inc.	600	12,510
Sierra Bancorp	400	10,860
Silvergate Capital Corp., Class A (a)	1,300	192,660
SmartFinancial, Inc.	400	10,944
Spirit of Texas Bancshares, Inc.	300	8,634
Stock Yards Bancorp, Inc.	100	6,388
Territorial Bancorp, Inc.	200	5,050
Texas Capital Bancshares, Inc. (a)	4,200	253,050
Timberland Bancorp, Inc.	100	2,770
Towne Bank	400	12,636
Trico Bancshares	800	34,368
TriState Capital Holdings, Inc. (a)	1,000	30,260
TrustCo Bank Corp.	820	27,314
United Bankshares, Inc.	12	435
Univest Financial Corp.	200	5,984
Waterstone Financial, Inc.	700	15,302
Western New England Bancorp, Inc.	700	6,132
William Penn Bancorp, Inc.	162	1,957

		17,370,801

Biotechnology & Pharmaceuticals — 0.0%
Omthera Pharmaceutical, Inc. (a),(d)	700	0

Consumer Discretionary Products — 0.3%
ACCO Brands Corp.	8,100	66,906
Acushnet Holdings Corp.	500	26,540

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
American Outdoor Brands, Inc. (a)	1,000	$19,930
Arhaus, Inc. (a)	200	2,650
Armstrong Flooring, Inc. (a)	3,500	6,930
AYRO, Inc. (a)	900	1,449
Beazer Homes USA, Inc. (a)	4,100	95,202
Brilliant Earth Group, Inc., Class A (a)	1,100	19,866
Caesarstone Ltd.	1,100	12,474
Camping World Holdings, Inc., Class A	1,500	60,600
Charles & Colvard Ltd. (a)	3,800	10,982
Cooper-Standard Holding, Inc. (a)	1,900	42,579
Crocs, Inc. (a)	8,300	1,064,226
Culp, Inc.	400	3,804
Dana, Inc.	200	4,564
Fisker, Inc. (a)	100	1,604
Flexsteel Industries, Inc.	300	8,058
Forestar Group, Inc. (a)	100	2,175
Fortune Brands Home & Security, Inc.	2,800	299,320
Funko, Inc., Class A (a)	8,100	152,280
Hanesbrands, Inc.	28,600	478,192
JAKKS Pacific, Inc. (a)	1,000	10,160

Kimball International, Inc., Class B	2,600	26,598
Kontoor Brands, Inc.	4,700	240,875
Landsea Homes Corp. (a)	200	1,464
Levi Strauss & Co., Class A	6,100	152,683
Miller Industries, Inc.	100	3,340
Modine Manufacturing Co. (a)	1,100	11,099
OneWater Marine, Inc., Class A	200	12,194
Ralph Lauren Corp.	200	23,772
Steelcase, Inc., Class A	1,000	11,720
Steven Madden Ltd.	7,200	334,584
Superior Industries International, Inc. (a)	3,100	13,888
Tapestry, Inc.	14,900	604,940
Tenneco, Inc., Class A (a)	11,500	129,950
Tesla, Inc. (a),(c)	9,000	9,511,020
Toll Brothers, Inc.	500	36,195
TRI Pointe Homes, Inc. (a)	7,000	195,230
Velodyne Lidar, Inc. (a)	2,100	9,744
Westport Fuel Systems, Inc. (a)	35,500	84,135
Worksport Ltd. (a)	100	242

		13,794,164

Consumer Discretionary Services — 0.2%
2U, Inc. (a)	900	18,063
Accel Entertainment, Inc. (a)	500	6,510
Allied Esports Entertainment, Inc. (a)	800	1,368
AZEK Co., Inc. (a)	2,100	97,104
BJ's Restaurants, Inc. (a)	2,300	79,465
Bluegreen Vacations Holding Corp. (a)	800	28,080
Boyd Gaming Corp. (a)	1,700	111,469
Carnival plc, ADR (a)	1,100	20,339
Carriage Services, Inc.	1,300	83,772
Carrols Restaurant Group, Inc.	500	1,480
Century Casinos, Inc. (a)	2,600	31,668
Chegg, Inc. (a)	34,700	1,065,290
Choice Hotels International, Inc.	800	124,792
Cinemark Holdings, Inc. (a)	8,300	133,796
Dave & Buster’s Entertainment, Inc. (a)	9,400	360,960
Del Taco Restaurants, Inc.	300	3,735
Denny’s Corp. (a)	1,800	28,800
DineEquity, Inc.	1,900	144,039
DraftKings, Inc., Class A (a)	97,500	2,678,325
El Pollo Loco Holdings, Inc. (a)	100	1,419

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Everi Holdings, Inc. (a)	16,200	$345,870
Full House Resorts, Inc. (a)	3,400	41,174
Golden Entertainment, Inc. (a)	2,100	106,113
International Game Technology PLC	36,500	1,055,215
Jack in the Box, Inc.	2,200	192,456
Laureate Education, Inc., Class A	2,000	24,480
Lincoln Educational Services Corp. (a)	2,300	17,181
Lindblad Expeditions Holdings, Inc. (a)	1,500	23,400
Marcus Corp. (a)	800	14,288
Monarch Casino & Resort, Inc. (a)	700	51,765
Noodles & Co. (a)	4,600	41,722
ONE Group Hospitality, Inc. (The) (a)	1,500	18,915
Planet Fitness, Inc., Class A (a)	15,500	1,403,990
Playa Hotels & Resorts NV (a)	12,200	97,356
Red Robin Gourmet Burgers, Inc. (a)	3,700	61,161
Rent the Runway, Inc., Class A (a)	500	4,075
Ruth's Hospitality Group, Inc.	4,400	87,560
SeaWorld Entertainment, Inc. (a)	16,950	1,099,377
Six Flags Entertainment Corp. (a)	14,900	634,442
Target Hospitality Corp. (a)	2,300	8,188
Universal Technical Institute, Inc. (a)	2,300	17,986
Virgin Galactic Holdings, Inc. (a)	6,200	82,956
Wendy’s Co.	28,500	679,725
Wynn Resorts Ltd. (a)	500	42,520
Xponential Fitness, Inc., Class A (a)	1,300	26,572
XpresSpa Group, Inc. (a)	4,500	9,090

		11,208,051

Consumer Products — 0.0%
Contra Restorbio, Inc. (a),(d)	1,142	0

Consumer Staple Products — 0.1%
AppHarvest, Inc. (a)	600	2,334
AquaBounty Technologies, Inc. (a)	17,000	35,700
BellRing Brands, Inc., Class A (a)	1,900	54,207
Cadiz, Inc. (a)	1,700	6,562
Canopy Growth Corp. (a)	22,300	194,679
Clorox Co. (The)	3,600	627,696
Coca-Cola Co. (The)	59,400	3,517,074
Coty, Inc., Class A (a)	17,600	184,800
Duckhorn Portfolio, Inc. (The) (a)	200	4,668
Edgewell Personal Care Co.	500	22,855
elf Beauty, Inc. (a)	4,900	162,729
Farmer Brothers Co. (a)	1,300	9,685
Hostess Brands, Inc. (a)	6,500	132,730
Nature’s Sunshine Products, Inc. (a)	1,100	20,350
Quanex Building Products Corp.	1,800	44,604
Real Good Food Co., Inc. (The) (a)	800	5,008
RiceBran Technologies (a)	2,700	941
SunOpta, Inc. (a)	8,900	61,855
Tejon Ranch Co. (a)	1,200	22,896
Tootsie Roll Industries, Inc.	100	3,623
Vector Group Ltd.	1,800	20,664
Very Good Food Co., Inc. (The) (a)	400	295

		5,135,955

Financial Services — 8.6%
7GC & Co. Holdings, Inc., Class A (a),(b),(c)	436,938	4,255,776
ABG Acquisition Corp. (a),(b),(c)	300,000	2,925,000
ACRES Commercial Realty Corp. (a)	633	7,894
Acropolis Infrastructure Acquisition Corp. (a),(b),(c)	500,000	4,985,000
Adit EdTech Acquisition Corp. (a),(b)	203,364	2,013,304

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
AG Mortgage Investment Trust, Inc.	1,833	$18,788
Alliance Data Systems Corp.	29	1,931
Alpha Partners Technology Merger Corp. (a),(b),(c)	500,000	4,990,000
AltC Acquisition Corp., Class A (a),(b),(c)	375,000	3,693,750
Altus Midstream Co., Class A	590	36,173
Amerant Bancorp, Inc.	300	10,365
Anthemis Digital Acquisitions I Corp. (a),(b),(c)	472,500	4,786,425
Apollo Investment Corp.	9,800	125,342
Apollo Strategic Growth Capital, Class A (a),(b)	450,000	4,401,000
Ares Commercial Real Estate Corp.	3,700	53,798
Argus Capital Corp. (a),(b),(c)	452,533	4,575,109
Arlington Asset Investment Corp., Class A (a)	3,700	12,950
ARYA Sciences Acquisition Corp., Class A (a),(b),(c)	147,703	1,431,242
AssetMark Financial Holdings, Inc. (a)	1,600	41,936
Athena Consumer Acquisition Corp. (a),(b),(c)	524,114	5,330,239
Athlon Acquisition Corp. (a),(b),(c)	465,000	4,538,400
Atlas Crest Investment Corp. II (a),(b),(c)	421,140	4,181,920
Authentic Equity Acquisition Corp., Class A (a),(b),(c)	550,000	5,379,000
Avista Public Acquisition Corp. (a),(b),(c)	458,200	4,641,566
B Riley Principal 250 Merger Corp. (a),(b),(c)	247,910	2,474,142
Bain Capital Specialty Finance, Inc.	2,000	30,420
Barings BDC, Inc.	4,800	52,896
BGC Partners, Inc., Class A	39,300	182,745
Bilander Acquisition Corp. (a),(b),(c)	365,048	3,632,228
Black Mountain Acquisition Corp. (a),(b),(c)	730,854	7,418,168
BlackRock Capital Investment Corp.	9,281	37,124
BlackRock TCP Capital Corp.	5,300	71,603
Blucora, Inc. (a)	2,700	46,764
BlueRiver Acquisition Corp. (a),(b),(c)	142,900	1,410,423
BrightSpire Capital, Inc.	8,700	89,262
Broadscale Acquisition Corp., Class A (a),(b)	465,000	4,622,100
Bullpen Parlay Acquisition Co. (a),(b),(c)	378,000	3,836,700
Capital Southwest Corp.	2,700	68,256
Carlyle Group, Inc.	7,100	389,790
Catalyst Bancorp, Inc. (a)	257	3,513
Catalyst Partners Acquisition Corp. (a),(b),(c)	250,000	2,502,500
CC Neuberger Principal Holdings II, Class A (a),(b),(c)	465,000	4,603,500
CC Neuberger Principal Holdings III (a),(b),(c)	405,677	4,056,770
CF Acquisition Corp. IV, Class A (a),(b),(c)	465,000	4,557,000
Cherry Hill Mortgage Investment Corp.	4,200	34,734
Churchill Capital Corp., Class A (a),(b),(c)	296,860	2,903,291
Churchill Capital Corp. VII (a),(b),(c)	164,831	1,651,771
CIM Commercial Trust Corp.	900	6,615
Climate Real Impact Solutions II Acquisition Corp. (a),(b),(c)	256,048	2,552,799
Colicity, Inc. (a),(b),(c)	465,000	4,622,100
Colonnade Acquisition Corp. II (a),(b),(c)	310,000	3,062,800
Compass Digital Acquisition Corp. (a),(b),(c)	375,016	3,705,158
Compass Diversified Holdings	1,200	36,696
Compute Health Acquisition Corp., Class A (a),(b),(c)	465,000	4,524,450
Concord Acquisition Corp. III (a),(b),(c)	378,000	3,851,820
Consumer Portfolio Services, Inc. (a)	100	1,185
Corner Growth Acquisition Corp., Class A (a),(b),(c)	375,000	3,675,000
Corner Growth Acquisition Corp. 2 (a),(b),(c)	375,000	3,765,000
Corsair Partnering Corp. (a),(b),(c)	375,000	3,750,000
COVA Acquisition Corp. (a),(b),(c)	186,700	1,867,000
Cowen, Inc., Class A	4,900	176,890
Credit Acceptance Corp. (a)	200	137,536
Crescent Capital Bdc, Inc	200	3,520
Curo Group Holdings Corp.	300	4,803
Decarbonization Plus Acquisition Corp. IV, Class A (a),(b),(c)	334,400	3,297,184
Direct Selling Acquisition Corp. (a),(b),(c)	233,300	2,370,328
dMY Technology Group, Inc. (a),(b),(c)	217,059	2,270,437

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
DP Cap Acquisition Corp. I (a),(b),(c)	472,500	$4,743,900
Dragoneer Growth Opportunities Corp., Class A (a),(b),(c)	270,531	2,643,088
Elevate Credit, Inc. (a)	7,300	21,681
Ellington Residential Mortgage REIT	2,700	28,053
Elliott Opportunity II Corp. (a),(b),(c)	375,000	3,753,750
Enova International, Inc. (a)	39	1,597
Entasis Therapeutics Holdings, Inc. (a)	3,500	7,665
Enterprise 4.0 Technology Acquisition Corp. (a),(b),(c)	500,000	5,035,000
Epiphany Technology Acquisition Corp. (a),(b),(c)	291,000	2,883,810
ExcelFin Acquisition Corp. (a),(b),(c)	468,700	4,710,435
Executive Network Partnering Corp., Class A (a),(b),(c)	465,000	4,561,650
EZCORP, Inc., Class A (a)	4,900	36,113
Fidus Investment Corp.	1,600	28,768
Fifth Wall Acquisition Corp. III, Class A (a),(b),(c)	299,136	2,976,403
Figure Acquisition Corp. (a),(b)	355,047	3,572,447
FinServ Acquisition Corp. (a),(b),(c)	313,923	3,095,281
Fintech Evolution Acquisition Group (a),(b),(c)	310,000	3,065,900
First Western Financial, Inc. (a)	100	3,036
Flywire Corp. (a),(b)	306,127	11,651,194
Forest Road Acquisition Corp. II (a),(b),(c)	310,000	3,072,410
Fortistar Sustainable Solutions Corp. (a),(b),(c)	208,700	2,084,913
Forum Merger IV Corp. (a),(b),(c)	310,000	3,081,400
Founder SPAC, Class A (a),(b),(c)	208,078	2,070,376
Franklin Resources, Inc.	2,600	87,074
Frontier Acquisition Corp. (a),(b),(c)	310,000	3,062,800
FTAC Hera Acquisition Corp. (a),(b),(c)	310,000	3,087,600
FTAC Parnassus Acquisition Corp. (a),(b),(c)	310,000	3,056,600
G Squared Ascend II, Inc. (a),(b),(c)	276,529	2,762,525
GCM Grosvenor, Inc., Class A	1,100	11,550
Gladstone Capital Corp.	2,500	28,975
Gladstone Investment Corp.	1,700	29,036
Golub Capital BDC, Inc.	2,400	37,056
Gores Technology Partners, Inc. (a),(b),(c)	211,498	2,127,670
Granite Point Mortgage Trust, Inc.	3,800	44,498
Great Ajax Corp.	1,200	15,792
Great Elm Capital Corp.	2,123	6,539
Greenhill & Co., Inc.	1,200	21,516
Growth For Good Acquisition Corp. (a),(b)	378,000	3,772,440
Hercules Capital, Inc.	2,800	46,452
Horizon Technology Finance Corp.	2,700	42,984
International Money Express, Inc. (a)	700	11,172
InterPrivate II Acquisition Corp. (a),(b),(c)	225,192	2,227,149
Invesco Ltd.	52,100	1,199,342
Invesco Mortgage Capital, Inc.	50,000	139,000
Jaws Hurricane Acquisition Corp. (a),(b),(c)	262,600	2,631,252
Jaws Juggernaut Acquisition Corp. (a),(b),(c)	328,200	3,275,436
Jaws Mustang Acquisition Corp., Class A (a),(b),(c)	380,700	3,711,825
Khosla Ventures Acquisition Co., Class A (a),(b),(c)	310,000	3,025,600
KKR Acquisition Holdings I Corp., Class A (a),(b),(c)	465,000	4,529,100
Landcadia Holdings IV, Inc., Class A (a),(b)	465,000	4,529,100
Lazard Growth Acquisition Corp. I (a),(b)	450,000	4,378,500
LDH Growth Corp. (a),(b),(c)	310,000	3,087,600
Lead Edge Growth Opportunities Ltd. (a),(b),(c)	434,621	4,354,902
Learn CW Investment Corp. (a),(b),(c)	675,000	6,831,000
LendingClub Corp. (a)	23,900	577,902
LendingTree, Inc. (a)	1,200	147,120
Logan Ridge Financial Corp. (a)	283	6,506
Logistics Innovation Technologies Corp. (a),(b),(c)	305,914	3,059,140
Marlin Business Services Corp.	400	9,312
Marlin Technology Corp., Class A (a),(b)	619,998	6,051,180
Mason Industrial Technology, Inc., Class A (a),(b)	465,000	4,538,400
Medallion Financial Corp. (a)	500	2,900

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
MFA Financial, Inc.	55,800	$254,448
Monroe Capital Corp.	1,600	17,952
Moringa Acquisition Corp., Class A (a),(b),(c)	300,000	2,910,000
MSD Acquisition Corp. (a),(b),(c)	324,154	3,273,955
Nasdaq, Inc.	100	21,009
New Mountain Finance Corp.	4,700	64,390
New York Mortgage Trust, Inc.	15,900	59,148
Newtek Business Services Corp.	4,700	129,861
Nexpoint Real Estate Finance, Inc.	1,300	25,025
NightDragon Acquisition Corp., Class A (a),(b),(c)	465,000	4,533,750
Noble Rock Acquisition Corp., Class A (a),(b),(c)	600,000	5,832,000
Northern Genesis Acquisition Corp. III, Class A (a),(b),(c)	465,000	4,520,544
Northern Star Investment Corp. III (a),(b),(c)	310,000	3,076,750
Northern Star Investment Corp. IV (a),(b),(c)	310,000	3,072,100
Oaktree Specialty Lending Corp.	8,700	64,902
Ocwen Financial Corp. (a)	694	27,739
Omega Alpha SPAC, Class A (a),(b),(c)	136,000	1,328,720
One Equity Partners Open Water I Corp., Class A (a),(b)	430,200	4,185,846
Oppenheimer Holdings, Inc., Class A	600	27,822
Orion Acquisition Corp. (a),(b),(c)	249,194	2,469,513
Osiris Acquisition Corp. (a),(b),(c)	243,900	2,408,269
Oxford Square Capital Corp.	4,500	18,360
Panacea Acquisition Corp. II, Class A (a),(b),(c)	310,000	3,007,000
Parabellum Acquisition Corp. (a),(b),(c)	390,000	3,958,500
Paysign, Inc. (a)	900	1,440
PennantPark Floating Rate Capital Ltd.	4,100	52,357
PennantPark Investment Corp.	6,400	44,352
Performant Financial Corp. (a)	100	244
Periphas Capital Partnering Corp., Class A (a),(b)	186,028	4,533,502
Phoenix Biotech Acquisition Corp. (a),(b),(c)	153,800	1,551,842
Pivotal Investment Corp. III (a),(b),(c)	300,000	2,970,000
PJT Partners, Inc., Class A	600	44,454
Plum Acquisition Corp. I (a),(b),(c)	310,000	3,031,800
Pontem Corp., Class A (a),(b),(c)	465,000	4,557,000
Portage Fintech Acquisition Corp. (a),(b),(c)	500,000	4,935,000
Powered Brands, Class A (a),(b),(c)	465,000	4,552,350
PropTech Investment Corp. (a),(b)	126,993	1,262,310
Prospect Capital Corp.	9,200	77,372
Ready Capital Corp.	26	406
Regional Management Corp.	100	5,746
Revolution Healthcare Acquisition Corp., Class A (a),(b)	465,000	4,515,150
ROC Energy Acquisition Corp. (a),(b),(c)	378,000	3,817,800
Runway Growth Finance Corp.	300	3,846
Sachem Capital Corp.	4,000	23,360
Safeguard Scientifics, Inc. (a)	900	6,615
Saratoga Investment Corp.	1,100	32,318
Science Strategic Acquisition Corp. Alpha, Class A (a),(b)	465,000	4,533,750
Sculptor Capital Management, Inc.	1,700	36,295
Senior Connect Acquisition Corp. I, Class A (a),(b),(c)	310,000	3,019,400
Shelter Acquisition Corp. (a),(b),(c)	375,000	3,727,500
Silver Spike Acquisition Corp. (a),(b),(c)	309,254	3,086,355
Silvercrest Asset Management Group, Inc., Class A	500	8,585
Sixth Street Specialty Lending, Inc.	4,300	100,577
Skydeck Acquisition Corp. (a),(b),(c)	243,900	2,414,610
Slam Corp. (a),(b),(c)	449,300	4,439,084
SLR Investment Corp.	400	7,372
SLR Senior Investment Corp.	1,200	16,776
Software Acquisition Group, Inc. (a),(b),(c)	365,596	3,696,176
Sprott, Inc.	1,300	58,617
ST Energy Transition I Ltd. (a),(b)	378,000	3,783,780
Stellus Capital Investment Corp.	1,500	19,530
SuRo Capital Corp.	7,069	91,544

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
SVF Investment Corp. 2 (a),(b),(c)	310,000	$3,081,400
SVF Investment Corp. 3 (a),(b),(c)	310,000	3,100,000
T Rowe Price Group, Inc.	200	39,328
Tailwind International Acquisition Corp. (a),(b),(c)	300,000	2,967,000
TCG BDC, Inc.	4,300	59,039
TCV Acquisition Corp., Class A (a),(b),(c)	326,088	3,215,228
Tekkorp Digital Acquisition Corp., Class A (a),(b),(c)	423,000	4,200,390
Thunder Bridge Capital Partners III, Inc. (a),(b),(c)	198,200	1,970,108
TPG Pace Beneficial II Corp., Class A (a),(b),(c)	228,473	2,239,035
TPG RE Finance Trust, Inc.	4,200	51,744
Trinity Capital, Inc.	1,200	21,096
Turmeric Acquisition Corp. (a),(b),(c)	202,705	2,006,780
Two Harbors Investment Corp.	23,700	136,749
TZP Strategies Acquisition Corp., Class A (a),(b)	447,498	4,372,055
Upstart Holdings, Inc. (a)	16,800	2,541,840
Vector Acquisition Corp. II, Class A (a),(b),(c)	515,579	5,037,207
VMG Consumer Acquisition Corp. (a),(b),(c)	356,402	3,617,480
Vy Global Growth, Class A (a),(b),(c)	474,373	4,653,599
Warburg Pincus Capital Corp. (a),(b),(c)	620,000	6,184,500
Waverley Capital Acquisition Corp. 1 (a),(b),(c)	375,000	3,708,750
Western Asset Mortgage Capital Corp.	6,400	13,504
Westwood Holdings Group, Inc.	300	5,082
WhiteHorse Finance, Inc.	2,100	32,550
WisdomTree Investments, Inc.	9,800	59,976

		454,148,602

Health Care — 4.1%
89bio, Inc. (a)	1,500	19,605
9 Meters Biopharma, Inc. (a)	1,000	979
AbbVie, Inc.	35,700	4,833,780
ABIOMED, Inc. (a)	1,200	431,004
Accelerate Diagnostics, Inc. (a)	5,800	30,276
Accolade, Inc. (a)	2,800	73,808
Accuray, Inc. (a)	21,800	103,986
Achieve Life Sciences, Inc. (a)	100	778
Acutus Medical, Inc. (a)	3,500	11,935
Adicet Bio, Inc. (a)	3,342	58,452
Adverum Biotechnologies, Inc. (a)	23,500	41,360
Aeglea BioTherapeutics, Inc. (a)	300	1,425
Aethlon Medical, Inc. (a)	800	1,488
Agenus, Inc. (a)	3,900	12,558
Agilent Technologies, Inc.	15,300	2,442,645
Akero Therapeutics, Inc. (a)	600	12,690
Albireo Pharma, Inc. (a)	800	18,632
Aldeyra Therapeutics, Inc. (a)	11,400	45,600
Alector, Inc. (a)	4,500	92,925
Alkermes plc (a)	3,300	76,758
Alpine Immune Sciences, Inc. (a)	1,700	23,545
Altimmune, Inc. (a)	9,500	87,020
ALX Oncology Holdings, Inc. (a)	2,600	55,874
American Shared Hospital Services (a)	100	237
Amgen, Inc. (c)	29,300	6,591,621
Amicus Therapeutics, Inc. (a)	8,400	97,020
Amneal Pharmaceuticals, Inc. (a)	3,300	15,807
AnaptysBio, Inc. (a)	2,100	72,975
Angion Biomedica Corp. (a)	300	870
ANI Pharmaceuticals, Inc. (a)	1,400	64,512
Anika Therapeutics, Inc. (a)	900	32,247
Anixa Biosciences, Inc. (a)	238	707
Annovis Bio, Inc. (a)	1,600	28,128
Antares Pharma, Inc. (a)	8,400	29,988
Applied Genetic Technologies Corp. (a)	5,400	10,260

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Applied Molecular Transport, Inc. (a)	4,500	$62,910
Aptinyx, Inc. (a)	3,900	10,413
Aptose Biosciences, Inc. (a)	2,200	2,970
Aravive, Inc. (a)	2,200	4,818
Arbutus Biopharma Corp. (a)	3,200	12,448
Arcus Biosciences, Inc. (a)	5,900	238,773
Arvinas, Inc. (a)	3,700	303,918
Aspira Women's Health, Inc. (a)	2,400	4,248
Assembly Biosciences, Inc. (a)	1,400	3,262
Atara Biotherapeutics, Inc. (a)	300	4,728
Atossa Therapeutics, Inc. (a)	23,400	37,440
Atreca, Inc., Class A (a)	1,300	3,939
aTyr Pharma, Inc. (a)	5,976	44,641
Avalo Therapeutics, Inc. (a)	7,500	12,750
Avanos Medical, Inc. (a)	4,900	169,883
Avantor, Inc. (a)	18,600	783,804
Avid Bioservices, Inc. (a)	1,100	32,098
Avrobio, Inc. (a)	7,100	27,335
Axogen, Inc. (a)	800	7,496
Baxter International, Inc.	44,200	3,794,128
Berkeley Lights, Inc. (a)	16,100	292,698
Better Therapeutics, Inc. (a)	500	2,325
Beyond Air, Inc. (a)	6,300	59,472
BioAtla, Inc. (a)	2,500	49,075
BioCryst Pharmaceuticals, Inc. (a)	40,400	559,540
BioDelivery Sciences International, Inc. (a)	11,200	34,720
Biodesix, Inc. (a)	100	529
Biogen, Inc. (a),(c)	134,540	32,278,837
Biohaven Pharmaceutical Holding Co. Ltd. (a)	400	55,124
Black Diamond Therapeutics, Inc. (a)	3,800	20,254
Boston Scientific Corp. (a),(c)	124,300	5,280,264
Brickell Biotech, Inc. (a)	8,100	1,854
Bristol-Myers Squibb Co. (c)	602,090	37,540,311
Brookdale Senior Living, Inc. (a)	5,109	26,362
Brooklyn ImmunoTherapeutics, Inc. (a)	50	208
Bruker Corp.	4,500	377,595
Cabaletta Bio, Inc. (a)	700	2,653
Caladrius Biosciences, Inc. (a)	1,700	1,431
Calithera Biosciences, Inc. (a)	17,900	11,907
Cardiff Oncology, Inc. (a)	9,600	57,696
Cardinal Health, Inc.	2,500	128,725
CareDx, Inc. (a)	4,500	204,660
Castle Biosciences, Inc. (a)	2,400	102,888
Catalyst Biosciences, Inc. (a)	1,900	1,737
Catalyst Pharmaceuticals, Inc. (a)	15,000	101,550
Celldex Therapeutics, Inc. (a)	1,000	38,640
Cellectar Biosciences, Inc. (a)	1,200	797
Celsion Corp. (a)	6,500	3,510
Cerus Corp. (a)	4,500	30,645
Charles River Laboratories International, Inc. (a)	200	75,356
Checkpoint Therapeutics, Inc. (a)	4,900	15,239
ChemoCentryx, Inc. (a)	1,100	40,051
Chimerix, Inc. (a)	5,500	35,365
Chinook Therapeutics, Inc. (a)	5,520	90,031
ChromaDex Corp. (a)	400	1,496
Cidara Therapeutics, Inc. (a)	8,400	10,668
ClearPoint Neuro, Inc. (a)	900	10,098
Clearside Biomedical, Inc. (a)	13,700	37,675
Clover Health Investments Corp. (a)	78,700	292,764
Cognition Therapeutics, Inc. (a)	600	3,792
Cohbar, Inc. (a)	20,600	7,208
Community Health Systems, Inc. (a)	22,300	296,813

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Concert Pharmaceuticals, Inc. (a)	400	$1,260
Cortexyme, Inc. (a)	7,100	89,602
Corvus Pharmaceuticals, Inc. (a)	11,100	26,751
Covetrus, Inc. (a)	4,100	81,877
Crinetics Pharmaceuticals, Inc. (a)	2,100	59,661
CTI BioPharma Corp. (a)	7,200	17,856
Cue Biopharma, Inc. (a)	3,600	40,716
Cutera, Inc. (a)	2,400	99,168
Cyclacel Pharmaceuticals, Inc. (a)	1,400	5,418
Cyclerion Therapeutics, Inc. (a)	8,400	14,448
Cyclo Therapeutics, Inc. (a)	100	373
Cytokinetics, Inc. (a)	14,300	651,794
CytomX Therapeutics, Inc. (a)	400	1,732
CytoSorbents Corp. (a)	1,100	4,609
Denali Therapeutics, Inc. (a)	4,600	205,160
DermTech, Inc. (a)	6,100	96,380
DexCom, Inc. (a)	9,200	4,939,940
DiaMedica Therapeutics, Inc. (a)	1,000	3,730
Durect Corp. (a)	8,000	7,887
Dynavax Technologies Corp. (a)	26,700	375,669
Dyne Therapeutics, Inc. (a)	100	1,189
Editas Medicine, Inc. (a)	14,400	382,320
Edwards Lifesciences Corp. (a)	27,500	3,562,625
ElectroCore, Inc. (a)	10,700	6,233
Electromed, Inc. (a)	400	5,200
Eledon Pharmaceuticals, Inc. (a)	1,900	8,379
Eli Lilly & Co. (c)	35,600	9,833,432
Eloxx Pharmaceuticals, Inc. (a)	9,900	6,930
Emergent BioSolutions, Inc. (a)	1,400	60,858
Enanta Pharmaceuticals, Inc. (a)	1,700	127,126
Endo International plc (a)	42,200	158,672
enVVeno Medical Corp. (a)	1,500	9,885
Enzo Biochem, Inc. (a)	1,000	3,210
Epizyme, Inc. (a)	4,600	11,500
Essa Pharma, Inc. (a)	2,200	31,240
Establishment Labs Holdings, Inc. (a)	1,100	74,349
Evelo Biosciences, Inc. (a)	2,300	13,961
Exelixis, Inc. (a)	31,100	568,508
Exicure, Inc. (a)	19,800	4,002
EyePoint Pharmaceuticals, Inc. (a)	1,100	13,464
Fate Therapeutics, Inc. (a)	2,800	163,828
FibroGen, Inc. (a)	15,600	219,960
Five Star Senior Living, Inc. (a)	700	2,065
FONAR Corp. (a)	500	7,490
Forte Biosciences, Inc. (a)	3,500	7,490
Frequency Therapeutics, Inc. (a)	2,000	10,260
Fulcrum Therapeutics, Inc. (a)	8,700	153,903
G1 Therapeutics, Inc. (a)	1,900	19,399
Generation Bio Co. (a)	900	6,372
Genocea Biosciences, Inc. (a)	200	232
Gilead Sciences, Inc.	3,100	225,091
GlycoMimetics, Inc. (a)	9,400	13,536
Gossamer Bio, Inc. (a)	4,800	54,288
GT Biopharma, Inc. (a)	2,000	6,100
Haemonetics Corp. (a)	4,400	233,376
Hanger, Inc. (a)	1,200	21,756
Harpoon Therapeutics, Inc. (a)	4,400	33,220
Harrow Health, Inc. (a)	2,289	19,777
Harvard Bioscience, Inc. (a)	3,400	23,970
Hologic, Inc. (a)	200	15,312
Hookipa Pharma, Inc. (a)	4,400	10,252
iCAD, Inc. (a)	4,300	30,960

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Idera Pharmaceuticals, Inc. (a)	400	$228
Illumina, Inc. (a)	10,000	3,804,400
IMARA, Inc. (a)	3,900	8,775
Immunic, Inc. (a)	3,000	28,710
ImmunoGen, Inc. (a)	32,200	238,924
Immunovant, Inc. (a)	11,100	94,572
Impel Neuropharma, Inc. (a)	900	7,767
Infinity Pharmaceuticals, Inc. (a)	15,200	34,200
InfuSystem Holdings, Inc. (a)	1,400	23,842
InMed Pharmaceuticals, Inc. (a)	3,300	4,323
Inmode Ltd. (a)	18,300	1,291,614
Innoviva, Inc. (a)	1,100	18,975
Inogen, Inc. (a)	1,300	44,200
Inotiv, Inc. (a)	500	21,035
Insmed, Inc. (a)	300	8,172
Integer Holdings Corp. (a)	200	17,118
Intellia Therapeutics, Inc. (a)	6,800	804,032
Intercept Pharmaceuticals, Inc. (a)	7,000	114,030
Intuitive Surgical, Inc. (a)	1,700	610,810
Invacare Corp. (a)	8,400	22,848
Invitae Corp. (a)	900	13,743
Ionis Pharmaceuticals, Inc. (a)	2,300	69,989
Iqvia Holdings, Inc. (a)	3,400	959,276
iRadimed Corp. (a)	200	9,242
iTeos Therapeutics, Inc. (a)	2,800	130,368
IVERIC bio, Inc. (a)	23,400	391,248
Johnson & Johnson (c)	64,100	10,965,587
Joint Corp. (The) (a)	2,700	177,363
Jounce Therapeutics, Inc. (a)	9,200	76,820
KalVista Pharmaceuticals, Inc. (a)	2,000	26,460
Karyopharm Therapeutics, Inc. (a)	6,100	39,223
Kezar Life Sciences, Inc. (a)	8,900	148,808
Kintara Therapeutics, Inc. (a)	500	255
Kronos Bio, Inc. (a)	300	4,077
Kura Oncology, Inc. (a)	8,000	112,000
La Jolla Pharmaceutical Co. (a)	200	930
Lannett Co., Inc. (a)	10,300	16,686
Lantern Pharma, Inc. (a)	200	1,596
Larimar Therapeutics, Inc. (a)	433	4,672
Leap Therapeutics, Inc. (a)	20,900	67,716
LeMaitre Vascular, Inc.	1,200	60,276
LHC Group, Inc. (a)	17	2,333
Lineage Cell Therapeutics, Inc. (a)	16,600	40,670
Liquidia Corp. (a)	2,600	12,662
LivaNova PLC (a)	4,000	349,720
Lyra Therapeutics, Inc. (a)	700	3,052
Magenta Therapeutics, Inc. (a)	3,400	15,062
Marker Therapeutics, Inc. (a)	10,200	9,692
Masimo Corp. (a)	2,500	731,950
Medpace Holdings, Inc. (a)	200	43,528
Medtronic plc (c)	499,970	51,721,896
MEI Pharma, Inc. (a)	2,500	6,675
Merck & Co., Inc. (c)	74,000	5,671,360
Merit Medical Systems, Inc. (a)	400	24,920
Merrimack Pharmaceuticals, Inc. (a)	400	1,564
Mersana Therapeutics, Inc. (a)	16,600	103,252
MiMedx Group, Inc. (a)	1,900	11,476
Mind Medicine MindMed, Inc. (a)	100	142
Minerva Surgical, Inc. (a)	400	2,056
Mirum Pharmaceuticals, Inc. (a)	2,700	43,065
Moderna, Inc. (a)	50	12,699
Molecular Templates, Inc. (a)	5,228	20,494

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Mustang Bio, Inc. (a)	10,700	$17,762
NanoString Technologies, Inc. (a)	7,100	299,833
Natus Medical, Inc. (a)	500	11,865
Navidea Biopharmaceuticals, Inc. (a)	1,200	1,200
Nektar Therapeutics (a)	2,500	33,775
Neoleukin Therapeutics, Inc. (a)	3,700	17,834
Neubase Therapeutics, Inc. (a)	500	1,405
Neurocrine Biosciences, Inc. (a)	1,200	102,204
Neuronetics, Inc. (a)	4,900	21,854
Nevro Corp. (a)	1,800	145,926
NextCure, Inc. (a)	2,900	17,400
NGM Biopharmaceuticals, Inc. (a)	4,100	72,611
Nkarta, Inc. (a)	100	1,535
Novan, Inc. (a)	1,700	7,089
Novocure Ltd. (a)	5,200	390,416
Nuwellis, Inc. (a)	200	228
Ocular Therapeutix, Inc. (a)	14,000	97,580
Ocuphire Pharma, Inc. (a)	4,100	15,293
Odonate Therapeutics, Inc. (a)	2,500	3,375
Olema Pharmaceuticals, Inc. (a)	9,600	89,856
Omeros Corp. (a)	1,700	10,931
Oncocyte Corp. (a)	6,300	13,671
Onconova Therapeutics, Inc. (a)	4,633	11,814
Oncorus, Inc. (a)	300	1,581
OncoSec Medical, Inc. (a)	5,000	4,798
Opiant Pharmaceuticals, Inc. (a)	1,100	36,993
Organogenesis Holdings, Inc. (a)	16,700	154,308
Ortho Clinical Diagnostics Holdings plc (a)	1,300	27,807
Orthofix Medical, Inc. (a)	400	12,436
Osmotica Pharmaceuticals plc (a)	400	432
Otonomy, Inc. (a)	4,400	9,152
Outlook Therapeutics, Inc. (a)	13,200	17,952
Pacific Biosciences of California, Inc. (a)	1,800	36,828
Paratek Pharmaceuticals, Inc. (a)	5,500	24,695
Passage Bio, Inc. (a)	7,500	47,625
Patterson Cos., Inc.	1,500	44,025
PAVmed, Inc. (a)	21,100	51,906
PDS Biotechnology Corp. (a)	6,800	55,080
Pennant Group, Inc. (The) (a)	100	2,308
Perrigo Co. plc	3,100	120,590
Personalis, Inc. (a)	6,700	95,609
Pfizer, Inc.	32,800	1,936,840
Phathom Pharmaceuticals, Inc. (a)	200	3,934
Phibro Animal Health Corp., Class A	1,100	22,462
Phio Pharmaceuticals Corp. (a)	3,200	3,200
Pieris Pharmaceuticals, Inc. (a)	16,300	61,614
Pliant Therapeutics, Inc. (a)	300	4,050
Plus Therapeutics, Inc. (a)	3,600	3,780
PLx Pharma, Inc. (a)	6,600	52,866
Praxis Precision Medicines, Inc. (a)	500	9,850
Precigen, Inc. (a)	2,300	8,533
Prelude Therapeutics, Inc. (a)	800	9,960
Prestige Consumer Healthcare, Inc. (a)	500	30,325
Protara Therapeutics, Inc. (a)	2,300	15,525
Pulse Biosciences, Inc. (a)	551	8,160
Quanterix Corp. (a)	1,300	55,120
Quotient Ltd. (a)	5,500	14,245
Radius Health, Inc. (a)	11,300	78,196
RadNet, Inc. (a)	1,900	57,209
RAPT Therapeutics, Inc. (a)	3,600	132,228
Regeneron Pharmaceuticals, Inc. (a)	6,400	4,041,728
Regulus Therapeutics, Inc. (a)	1,600	504

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Renalytix plc, ADR (a)	100	$1,590
Replimune Group, Inc. (a)	2,500	67,750
ResMed, Inc.	1,800	468,864
Rigel Pharmaceuticals, Inc. (a)	10,700	28,355
Rocket Pharmaceuticals, Inc. (a)	3,600	78,588
Rubius Therapeutics, Inc. (a)	2,800	27,104
Salarius Pharmaceuticals, Inc. (a)	7,154	3,545
Sangamo BioSciences, Inc. (a)	16,500	123,750
Sarepta Therapeutics, Inc. (a)	7,800	702,390
Satsuma Pharmaceuticals, Inc. (a)	1,300	5,850
Savara, Inc. (a)	11,300	14,012
SeaSpine Holdings Corp. (a)	1,100	14,982
Seelos Therapeutics, Inc. (a)	23,400	38,142
Selecta Biosciences, Inc. (a)	23,700	77,262
Sema4 Holdings Corp. (a)	800	3,568
Sensei Biotherapeutics, Inc. (a)	100	580
Sensus Healthcare, Inc. (a)	500	3,610
Seres Therapeutics, Inc. (a)	4,700	39,151
Sesen Bio, Inc. (a)	5,532	4,509
Shattuck Labs, Inc. (a)	900	7,659
Sientra, Inc. (a)	8,600	31,562
Sierra Oncology, Inc. (a)	900	19,566
Silverback Therapeutics, Inc. (a)	4,000	26,640
Soleno Therapeutics, Inc. (a)	6,100	2,501
Solid Biosciences, Inc. (a)	6,500	11,375
Spectrum Pharmaceuticals, Inc. (a)	700	889
SQZ Biotechnologies Co. (a)	100	893
STAAR Surgical Co. (a)	2,800	255,640
Stereotaxis, Inc. (a)	5,300	32,860
Stoke Therapeutics, Inc. (a)	1,100	26,389
Surmodics, Inc. (a)	500	24,075
Sutro Biopharma, Inc. (a)	1,400	20,832
Syndax Pharmaceuticals, Inc. (a)	5,900	129,151
Synlogic, Inc. (a)	5,600	13,552
Synthetic Biologics, Inc. (a)	200	54
Syros Pharmaceuticals, Inc. (a)	2,800	9,128
Taysha Gene Therapies, Inc. (a)	100	1,165
TCR2 Therapeutics, Inc. (a)	9,100	42,406
Tela Bio, Inc. (a)	100	1,280
Teleflex, Inc.	400	131,392
TherapeuticsMD, Inc. (a)	2,700	960
Thermo Fisher Scientific, Inc.	5,900	3,936,716
Timber Pharmaceuticals, Inc. (a)	100	38
Tonix Pharmaceuticals Holding Corp. (a)	1,900	680
Tracon Pharmaceuticals, Inc. (a)	4,500	12,465
Trevena, Inc. (a)	7,100	4,136
Tricida, Inc. (a)	2,800	26,768
United Therapeutics Corp. (a)	2,600	561,808
UNITY Biotechnology, Inc. (a)	8,400	12,264
Vanda Pharmaceuticals, Inc. (a)	8,200	128,658
Vapotherm, Inc. (a)	1,500	31,065
Varex Imaging Corp. (a)	1,900	59,945
VBI Vaccines, Inc. (a)	200	468
Venus Concept, Inc. (a)	5,100	8,670
Verastem, Inc. (a)	29,300	60,065
Vericel Corp. (a)	2,800	110,040
Veru, Inc. (a)	600	3,534
ViewRay, Inc. (a)	32,200	177,422
Viking Therapeutics, Inc. (a)	13,500	62,100
Viracta Therapeutics, Inc. (a)	318	1,161
Virios Therapeutics, Inc. (a)	300	1,536
VistaGen Therapeutics, Inc. (a)	19,500	38,025

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Windtree Therapeutics, Inc. (a)	1,500	$2,407
Xenetic Biosciences, Inc. (a)	200	258
Xenon Pharmaceuticals, Inc. (a)	2,400	74,976
Zentalis Pharmaceuticals, Inc. (a)	1,100	92,466
ZIOPHARM Oncology, Inc. (a)	51,800	56,462

		217,992,604

Industrial Products — 0.4%
AAR Corp. (a)	4,000	156,120
Advanced Emissions Solutions, Inc. (a)	2,600	17,212
Aerojet Rocketdyne Holdings, Inc. (a)	500	23,380
Allegion PLC	3,700	490,028
Allied Motion Technologies, Inc.	300	10,947
Allison Transmission Holdings, Inc.	1,400	50,890
AO Smith Corp.	800	68,680
Argan, Inc.	100	3,869
Astronics Corp. (a)	2,300	27,600
Babcock & Wilcox Enterprises, Inc. (a)	9,800	88,396
Barnes Group, Inc.	700	32,613
Bel Fuse, Inc., Class B	1,100	14,223
Berkshire Grey, Inc. (a)	200	1,100
Bloom Energy Corp., Class A (a)	7,600	166,668
Capstone Green Energy Corp. (a)	852	2,829
Caterpillar, Inc. (c)	29,900	6,181,526
CECO Environmental Corp. (a)	1,200	7,476
Cognex Corp.	500	38,880
Columbus McKinnon Corp.	400	18,504
Commercial Vehicle Group, Inc. (a)	1,000	8,060
Crane Co.	300	30,519
CVD Equipment Corp. (a)	700	2,884
CyberOptics Corp. (a)	600	27,900
Donaldson Co., Inc.	2,600	154,076
Douglas Dynamics, Inc.	200	7,812
Ducommun, Inc. (a)	200	9,354
Emerson Electric Co.	36,600	3,402,702
Energy Recovery, Inc. (a)	100	2,149
Flowserve Corp.	11,400	348,840
Gates Industrial Corp. plc (a)	100	1,591
Graco, Inc.	2,300	185,426
GrafTech International Ltd.	25,500	301,665
Hayward Holdings, Inc. (a)	1,900	49,837
HEICO Corp.	700	100,954
Honeywell International, Inc.	6,700	1,397,017
Hurco Cos., Inc.	400	11,880
Hyliion Holdings Corp. (a)	3,300	20,460
Ichor Holdings Ltd. (a)	2,800	128,884
Insteel Industries, Inc.	600	23,886
Intevac, Inc. (a)	800	3,768
Keysight Technologies, Inc. (a)	200	41,302
LB Foster Co., Class A (a)	600	8,250
Lennox International, Inc.	800	259,488
LSI Industries, Inc.	1,000	6,860
Manitowoc Co., Inc. (The) (a)	2,300	42,757
National Instruments Corp.	8,700	379,929
NN, Inc. (a)	3,600	14,760
nVent Electric plc	1,000	38,000
Orion Energy Systems, Inc. (a)	3,800	13,756
Oshkosh Corp.	800	90,168
Otis Worldwide Corp.	8,900	774,923
Park Aerospace Corp.	500	6,600
Pentair plc	1,900	138,757
Powell Industries, Inc.	400	11,796

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Proto Labs, Inc. (a)	6,600	$338,910
Ranpak Holdings Corp. (a)	5,100	191,658
REV Group, Inc.	1,800	25,470
SmartRent, Inc. (a)	400,000	3,872,000
Spirit AeroSystems Holdings, Inc., Class A	13,700	590,333
Standex International Corp.	100	11,066
Tennant Co.	200	16,208
Thermon Group Holdings, Inc. (a)	1,400	23,702
Titan International, Inc. (a)	4,800	52,608
Triumph Group, Inc. (a)	2,800	51,884
Woodward, Inc.	100	10,946
Xos, Inc. (a)	900	2,835
Xylem, Inc.	100	11,992

		20,647,563

Industrial Services — 0.2%
Acacia Research Corp. (a)	2,300	11,799
Alta Equipment Group, Inc. (a)	1,200	17,568
Aqua Metals, Inc. (a)	900	1,107
ARC Document Solutions, Inc.	2,000	7,000
Avalon Holdings Corp., Class A (a)	500	1,805
Barrett Business Services, Inc.	300	20,718
BGSF, Inc.	500	7,175
Brady Corp., Class A	1,100	59,290
BrightView Holdings, Inc. (a)	200	2,816
Canadian Pacific Railway Ltd.	9,970	717,242
Charah Solutions, Inc. (a)	900	4,257
Civeo Corp. (a)	625	11,981
Concrete Pumping Holdings, Inc. (a)	2,400	19,680
CoreCivic, Inc. (a)	10,300	102,691
CorVel Corp. (a)	300	62,400
Covenant Transportation Group, Inc., Class A (a)	900	23,787
CRA International, Inc.	300	28,008
CSX Corp.	42,200	1,586,720
Daseke, Inc. (a)	7,900	79,316
DXP Enterprises, Inc. (a)	300	7,701
Eagle Bulk Shipping, Inc.	3,197	145,463
Emerald Holding, Inc. (a)	1,900	7,543
Fluor Corp. (a)	13,400	331,918
Franklin Covey Co. (a)	700	32,452
frontdoor, Inc. (a)	300	10,995
Genco Shipping & Trading Ltd.	10,000	160,000
Great Lakes Dredge & Dock Corp. (a)	800	12,576
H&E Equipment Services, Inc.	2,917	129,136
Hackett Group, Inc.	1,300	26,689
Heartland Express, Inc.	1,300	21,866
Heritage-Crystal Clean, Inc. (a)	500	16,010
Hudson Technologies, Inc. (a)	5,400	23,976
Information Services Group, Inc.	6,900	52,578
Infrastructure and Energy Alternatives, Inc. (a)	6,900	63,480
INNOVATE Corp. (a)	3,258	12,055
Iteris, Inc. (a)	700	2,800
JetBlue Airways Corp. (a)	15,700	223,568
Limbach Holdings, Inc. (a)	1,200	10,800
Manpowergroup, Inc.	1,100	107,063
Marten Transport Ltd.	3,799	65,191
Mesa Air Group, Inc. (a)	7,800	43,680
Mistras Group, Inc. (a)	1,200	8,916
Norfolk Southern Corp.	4,300	1,280,153
Primoris Services Corp.	1,400	33,572
PureCycle Technologies, Inc. (a)	600	5,742
Quad/Graphics, Inc. (a)	4,300	17,200

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Radiant Logistics, Inc. (a)	4,000	$29,160
Republic Services, Inc.	1,000	139,450
Resideo Technologies, Inc. (a)	3,200	83,296
Resources Connection, Inc.	1,600	28,544
Rollins, Inc.	8,800	301,048
RR Donnelley & Sons Co. (a)	16,766	188,785
Schneider National, Inc., Class B	3,700	99,567
Sharps Compliance Corp. (a)	2,700	19,251
ShotSpotter, Inc. (a)	500	14,760
Sterling Construction Co., Inc. (a)	300	7,890
Titan Machinery, Inc. (a)	2,500	84,225
Transcat, Inc. (a)	200	18,486
TriNet Group, Inc. (a)	3,900	371,514
Triton International Ltd.	1,700	102,391
Tutor Perini Corp. (a)	5,000	61,850
Union Pacific Corp.	300	75,579
Universal Logistics Holdings, Inc.	700	13,202
USA Truck, Inc. (a)	900	17,892
Viad Corp. (a)	1,200	51,348
Volt Information Sciences, Inc. (a)	2,000	5,820
Waste Connections, Inc.	200	27,254
Werner Enterprises, Inc.	200	9,532
Wilhelmina International, Inc. (a)	200	1,050
Yellow Corp. (a)	8,100	101,979

		7,472,356

Insurance — 0.1%
American Equity Investment Life Holding Co.	3,600	140,112
Brighthouse Financial, Inc. (a)	7,000	362,600
Citizens, Inc. (a)	100	531
Donegal Group, Inc., Class A	600	8,574
FedNat Holding Co. (a)	300	423
GoHealth, Inc., Class A (a)	600	2,274
Greenlight Capital Re Ltd., A Shares (a)	1,700	13,328
Hallmark Financial Services, Inc. (a)	1,700	7,395
Heritage Insurance Holdings, Inc.	3,100	18,228
Hippo Holdings, Inc. (a)	400	1,132
Jackson Financial, Inc., Class A	14,200	593,986
Kingstone Cos., Inc.	200	1,000
Lemonade, Inc. (a)	9,500	400,045
Maiden Holdings Ltd. (a)	900	2,754
Trean Insurance Group, Inc. (a)	300	2,673
United Insurance Holdings Corp.	3,200	13,888
Universal Insurance Holdings, Inc.	1,600	27,200
Unum Group	34,400	845,208

		2,441,351

Materials — 0.2%
A-Mark Precious Metals, Inc. (a)	100	6,110
AdvanSix, Inc.	700	33,075
Agnico Eagle Mines Ltd.	1,900	100,966
Alcoa Corp.	19,801	1,179,743
Alpha Metallurgical Resources, Inc. (a)	4,400	268,620
American Vanguard Corp.	900	14,751
Amyris, Inc. (a)	14,600	78,986
Arch Resources, Inc.	3,200	292,224
Calyxt, Inc. (a)	6,200	13,206
Cameco Corp.	22,400	488,544
Carpenter Technology Corp.	2,800	81,732
Century Aluminum Co. (a)	300	4,968
Chemours Co.	3,700	124,172
Codexis, Inc. (a)	8,800	275,176

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Comstock Mining, Inc. (a)	700	$903
CONSOL Energy, Inc. (a)	1,400	31,794
Danimer Scientific, Inc. (a)	500	4,260
Eastman Chemical Co.	3,900	471,549
Ecolab, Inc.	5,600	1,313,704
Ecovyst, Inc.	700	7,168
Ferroglobe plc (a)	7,000	43,470
Freeport-McMoRan, Inc.	97,000	4,047,810
Gatos Silver, Inc. (a)	2,700	28,026
Gold Resource Corp.	9,800	15,288
Haynes International, Inc.	100	4,033
Hecla Mining Co.	15,800	82,476
Ingevity Corp. (a)	100	7,170
Innospec, Inc.	700	63,238
International Paper Co.	6,700	314,766
Intrepid Potash, Inc. (a)	1,100	47,003
Livent Corp. (a)	700	17,066
McEwen Mining, Inc. (a)	62,100	55,052
MP Materials Corp. (a)	5,900	267,978
NACCO Industries, Inc., Class A	100	3,629
New Gold, Inc. (a)	49,300	73,950
Nexa Resources SA	1,700	13,362
O-I Glass, Inc. (a)	1,500	18,045
Owens Corning	100	9,050
Peabody Energy Corp. (a)	30,500	307,135
Ramaco Resources, Inc.	5,700	77,520
Rayonier Advanced Materials, Inc. (a)	6,000	34,260
Resolute Forest Products, Inc.	11,000	167,970
Royal Gold, Inc.	200	21,042
Ryerson Holding Corp.	200	5,210
Sandstorm Gold Ltd.	800	4,960
Sierra Metals, Inc.	1,700	2,312
Silvercorp Metals, Inc.	8,500	31,960
Southern Copper Corp.	7,500	462,825
SunCoke Energy, Inc.	15,100	99,509
Sylvamo Corp. (a)	100	2,789
Taseko Mines Ltd. (a)	6,600	13,530
TimkenSteel Corp. (a)	9,300	153,450
TMC the metals Co., Inc. (a)	600	1,248
Trecora Resources (a)	500	4,040
Tronox Holdings plc, Class A	7,400	177,822
Unifi, Inc. (a)	1,000	23,150
Venator Materials plc (a)	7,100	18,034
Verso Corp., Class A	3,200	86,464
Warrior Met Coal, Inc.	9,000	231,390
WestRock Co.	4,400	195,184
Westwater Resources, Inc. (a)	1,000	2,150
Yamana Gold, Inc.	146,700	619,074

		12,646,091

Media — 0.8%
Activision Blizzard, Inc. (c)	129,700	8,628,941
Airbnb, Inc., Class A (a)	17,700	2,946,873
Alphabet, Inc., Class A (a)	100	290,877
Angi, Inc., Class A (a)	19,100	175,911
Booking Holdings, Inc. (a)	500	1,199,615
Cargurus, Inc. (a)	8,700	292,668
Cars.com, Inc. (a)	8,300	133,547
Charter Communications, Inc., Class A (a),(c)	11,140	7,262,946
Clear Channel Outdoor Holdings, Inc. (a)	34,500	114,195
Comcast Corp., Class A	18,400	926,072
Cumulus Media, Inc., Class A (a)	600	6,750

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
DHI Group, Inc. (a)	3,300	$20,592
Discovery, Inc., Class A (a)	26,700	628,518
DoorDash, Inc., Class A (a)	2,000	297,800
Entercom Communications Corp. (a)	10,800	27,756
Eventbrite, Inc., Class A (a)	10,100	176,144
EverQuote, Inc., Class A (a)	5,500	86,130
Facebook, Inc., Class A (a)	10,500	3,531,675
Fiverr International Ltd. (a)	1,000	113,700
Fluent, Inc. (a)	2,100	4,179
HealthStream, Inc. (a)	1,100	28,996
HyreCar, Inc. (a)	400	1,884
iHeartMedia, Inc., Class A (a)	2,900	61,016
IMAX Corp. (a)	9,500	169,480
Lee Enterprises, Inc. (a)	100	3,454
Liberty Media Corp-Liberty Formula One, Class A (a)	100	5,934
Liberty Media Corp-Liberty SiriusXM, Class A (a),(b),(c)	20,505	1,042,679
Liberty Media Corp-Liberty SiriusXM, Class C (a),(b),(c)	29,462	1,498,143
Liberty TripAdvisor Holdings, Inc., Class A (a)	6,900	14,973
LifeMD, Inc. (a)	7,000	27,090
Lions Gate Entertainment Corp., Class A (a)	4,100	68,224
LiveXLive Media, Inc. (a)	800	1,024
Magnite, Inc. (a)	7,500	131,250
Marchex, Inc., Class B (a)	1,100	2,728
Marqeta, Inc., Class A (a),(b),(c)	448,576	7,702,050
National CineMedia, Inc.	2,000	5,620
QuinStreet, Inc. (a)	300	5,457
Quotient Technology, Inc. (a)	20,100	149,142
Sciplay Corp., Class A (a)	5,000	68,900
Spotify Technology SA (a)	2,300	538,269
TechTarget, Inc. (a)	100	9,566
Townsquare Media, Inc., Class A (a)	800	10,664
Travelzoo (a)	1,400	13,188
TripAdvisor, Inc. (a)	11,200	305,312
TrueCar, Inc. (a)	6,700	22,780
Twitter, Inc. (a)	37,400	1,616,428
Upwork, Inc. (a)	1,100	37,576
Urban One, Inc. (a)	3,900	13,221
VeriSign, Inc. (a)	100	25,382
Vimeo, Inc. (a)	100	1,796
Warner Music Group Corp., Class A	3,300	142,494
WideOpenWest, Inc. (a)	4,300	92,536

		40,682,145

Oil & Gas — 0.3%
Amplify Energy Corp. (a)	6,566	20,420
Antero Resources Corp. (a)	74,200	1,298,500
APA Corp.	10,800	290,412
Berry Corp.	8,300	69,886
Centennial Resource Development, Inc., Class A (a)	68,100	407,238
Clean Energy Fuels Corp. (a)	4,900	30,037
Continental Resources, Inc.	14,800	662,448
Crescent Point Energy Corp.	48,800	260,592
CVR Energy, Inc. (a)	5,800	97,498
Dril-Quip, Inc. (a)	100	1,956
Enerplus Corp.	33,000	349,140
EnLink Midstream LLC (a)	14,300	98,527
EOG Resources, Inc.	2,100	186,543
Evolution Petroleum Corp.	4,100	20,705
Falcon Minerals Corp.	11,100	54,057
Forum Energy Technologies, Inc. (a)	600	9,630
Helmerich & Payne, Inc.	10,800	255,960
HollyFrontier Corp.	31,400	1,029,292

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Independence Contract Drilling, Inc. (a)	2,200	$6,600
Kosmos Energy Ltd. (a)	50,300	174,038
Magnolia Oil & Gas Corp., Class A	34,200	645,354
Mammoth Energy Services, Inc. (a)	1,300	2,366
Marathon Oil Corp.	118,400	1,944,128
Marathon Petroleum Corp. (c)	45,708	2,924,855
Matador Resources Co.	3,900	143,988
Matrix Service Co. (a)	200	1,504
MRC Global, Inc. (a)	17,700	121,776
Murphy Oil Corp.	4,800	125,328
Nabors Industries Ltd. (a)	200	16,218
Natural Gas Services Group, Inc. (a)	600	6,282
Newpark Resources, Inc. (a)	14,600	42,924
NexTier Oilfield Solutions, Inc. (a)	1,746	6,198
Northern Oil and Gas, Inc.	5,910	121,628
NOW, Inc. (a)	24,300	207,522
Oasis Petroleum, Inc.	100	12,599
Oil States International, Inc. (a)	10,900	54,173
Ovintiv, Inc.	40,518	1,365,456
Patterson-UTI Energy, Inc.	23,400	197,730
PBF Energy, Inc., Class A (a)	28,700	372,239
Penn Virginia Corp. (a)	4,000	107,680
PHX Minerals, Inc.	4,700	10,199
Plains GP Holdings LP, Class A	34,100	345,774
Ring Energy, Inc. (a)	23,300	53,124
SandRidge Energy, Inc. (a)	5,300	55,438
Select Energy Services, Inc., Class A (a)	700	4,361
SilverBow Resources, Inc. (a)	3,500	76,195
SM Energy Co.	20,400	601,392
Solaris Oilfield Infrastructure, Inc., Class A	100	655
Talos Energy, Inc. (a)	1,700	16,660
Tidewater, Inc. (a)	600	6,426
Transocean Ltd. (a)	149,333	412,159
TravelCenters of America, Inc. (a)	1,640	84,657
VAALCO Energy, Inc. (a)	3,300	10,593
Vermilion Energy, Inc. (a)	36,800	463,312
W&T Offshore, Inc. (a)	30,500	98,515
Weatherford International plc (a)	4,800	133,056

		16,115,943

Pharmaceuticals — 0.0%
Contra StrongBridge (a),(d)	5,000	0

Private Equity — 0.0%
Millennium Equity Private Equity (a),(b),(d)	60,879	837,086

Real Estate — 0.1%
Alpine Income Property Trust, Inc.	1,200	24,048
Alset EHome International, Inc. (a)	12,600	7,031
American Finance Trust, Inc.	600	5,478
Apartment Investment and Management Co., Class A (a)	23,000	177,560
Ashford Hospitality Trust, Inc. (a)	20	192
Bluerock Residential Growth REIT, Inc.	3,200	84,448
Braemar Hotels & Resorts, Inc. (a)	9,700	49,470
BRT Apartments Corp.	300	7,197
Cedar Realty Trust, Inc.	984	24,708
Centerspace	200	22,180
Chatham Lodging Trust (a)	600	8,232
Colliers International Group, Inc.	100	14,865
CorEnergy Infrastructure Trust, Inc.	1,100	3,443
CorePoint Lodging, Inc. (a)	1,000	15,700
CTO Realty Growth, Inc.	300	18,426
CubeSmart	10,200	580,482

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
DigitalBridge Group, Inc. (a)	52,279	$435,484
Diversified Healthcare Trust	7,300	22,557
Douglas Elliman, Inc. (a)	900	10,350
EPR Properties	800	37,992
Farmland Partners, Inc.	6,600	78,870
Four Corners Property Trust, Inc.	5,000	147,050
Franklin Street Properties Corp.	200	1,190
Geo Group, Inc. (The) (a)	20,100	155,775
Gladstone Commercial Corp.	300	7,731
Gladstone Land Corp.	2,800	94,528
Global Medical REIT, Inc.	5,300	94,075
Global Net Lease, Inc.	100	1,528
Hersha Hospitality Trust (a)	7,400	67,858
Independence Realty Trust, Inc.	900	23,247
Macerich Co. (The)	15,200	262,656
McGrath RentCorp	900	72,234
Medalist Diversified REIT, Inc.	500	600
Monmouth Real Estate Investment Corp., Class A	700	14,707
National Storage Affiliates Trust	6,800	470,560
NETSTREIT Corp.	2,500	57,250
Office Properties Income Trust	27	671
Park Hotels & Resorts, Inc. (a)	5,412	102,179
Plymouth Industrial REIT, Inc.	5,200	166,400
Postal Realty Trust, Inc.	500	9,900
Preferred Apartment Communities, Inc., Class A	7,100	128,226
Presidio Property Trust, Inc., Class A	400	1,560
Radius Global Infrastructure, Inc., Class A (a)	4,800	77,280
Rafael Holdings, Inc., Class B (a)	4,700	23,970
RE/MAX Holdings, Inc., Class A	1,600	48,784
Realogy Holdings Corp. (a)	20,200	339,562
Retail Value, Inc.	2,725	17,494
RLJ Lodging Trust	800	11,144
Seritage Growth Properties, Class A (a)	600	7,962
Tanger Factory Outlet Centers, Inc.	6,200	119,536
Universal Health Realty Income Trust	800	47,576
Wheeler Real Estate Investment Trust, Inc. (a)	1,400	2,716
Whitestone REIT	8,300	84,079

		4,288,741

Renewable Energy — 0.0%
Eneti, Inc.	290	2,245
Enphase Energy, Inc. (a)	400	73,176
FutureFuel Corp.	3,900	29,796
TPI Composites, Inc. (a)	8,800	131,648

		236,865

Retail & Wholesale - Discretionary — 0.3%
AutoNation, Inc. (a)	300	35,055
AutoZone, Inc. (a)	1,100	2,306,029
Avis Budget Group, Inc. (a)	13,500	2,799,495
BARK, Inc. (a)	100	423
Barnes & Noble Education, Inc. (a)	3,100	21,111
Bassett Furniture Industries, Inc.	1,100	18,447
Bed Bath & Beyond, Inc. (a)	21,400	312,012
BlueLinx Holdings, Inc. (a)	2,300	220,248
Boot Barn Holdings, Inc. (a)	3,700	455,285
Buckle, Inc. (The)	2,700	114,237
Build-A-Bear Workshop, Inc.	3,200	62,464
Caleres, Inc.	1,800	40,824
Chewy, Inc., Class A (a)	3,000	176,910
Chico’s FAS, Inc. (a)	19,500	104,910
Conn’s, Inc. (a)	3,800	89,376

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Container Store Group, Inc. (The) (a)	7,600	$75,848
Designer Brands, Inc., Class A (a)	15,700	223,097
Destination XL Group, Inc. (a)	8,400	47,712
eBay, Inc.	100	6,637
Etsy, Inc. (a),(c)	29,500	6,458,730
Express, Inc. (a)	16,000	49,280
FlexShopper, Inc. (a)	1,300	3,055
Gaia, Inc. (a)	1,300	11,141
Guess?, Inc.	4,600	108,928
iMedia Brands, Inc. (a)	470	2,820
Liquidity Services, Inc. (a)	100	2,208
Macy's, Inc.	6,500	170,170
Monro, Inc.	100	5,827
Nordstrom, Inc. (a)	5,400	122,148
O'Reilly Automotive, Inc. (a)	400	282,492
Party City Holdco, Inc. (a)	22,600	125,882
Poshmark, Inc., Class A (a)	11,300	192,439
Revolve Group, Inc. (a)	7,200	403,488
ScanSource, Inc. (a)	100	3,508
Shift Technologies, Inc. (a)	19,500	66,495
Shoe Carnival, Inc.	4,500	175,860
Sonic Automotive, Inc., Class A	500	24,725
Stitch Fix, Inc., Class A (a)	3,600	68,112
Tilly's, Inc., Class A	5,600	90,216
Vera Bradley, Inc. (a)	4,300	36,593
Veritiv Corp. (a)	800	98,056

		15,612,293

Retail & Wholesale - Staples — 0.0%
Chefs' Warehouse, Inc. (a)	700	23,310
OptimizeRx Corp. (a)	200	12,422
Rite Aid Corp. (a)	13,300	195,377

		231,109

Retail & Wholesale - Staples — 0.0%
Albertsons Cos, Inc., Class A	100	3,019

Software & Technology Services — 2.2%
1Life Healthcare, Inc. (a)	10,800	189,756
Agilysys, Inc. (a)	300	13,338
Akamai Technologies, Inc. (a)	6,100	713,944
Alteryx, Inc., Class A (a)	300	18,150
Amdocs Ltd.	4,100	306,844
Appian Corp. (a)	1,100	71,731
Asana, Inc., Class A (a)	23,400	1,744,470
Aspen Technology, Inc. (a)	1,200	182,640
Asure Software, Inc. (a)	100	783
Atlassian Corp. PLC, Class A (a)	15,900	6,062,511
AudioEye, Inc. (a)	100	702
Automatic Data Processing, Inc.	8,600	2,120,588
Avid Technology, Inc. (a)	6,300	205,191
Benefitfocus, Inc. (a)	2,900	30,914
BigCommerce Holdings, Inc. (a)	1,600	56,592
Bottomline Technologies, Inc. (a)	1,200	67,764
Box, Inc., Class A (a)	28,600	749,034
Brightcove, Inc. (a)	5,300	54,166
BTRS Holdings, Inc., Class A (a)	7,000	54,740
C3.ai, Inc., Class A (a)	11,600	362,500
Cadence Design Systems, Inc. (a)	1,000	186,350
Cass Information Systems, Inc.	500	19,660
Cerner Corp.	50,300	4,671,361
ChannelAdvisor Corp. (a)	2,300	56,764

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Citrix Systems, Inc.	1,300	$122,967
Cloudflare, Inc., Class A (a)	14,500	1,906,750
CommVault Systems, Inc. (a)	200	13,784
Computer Programs & Systems, Inc. (a)	100	2,930
comScore, Inc. (a)	6,500	21,710
Conduent, Inc. (a)	18,900	100,926
Crowdstrike Holdings, Inc. (a),(c)	36,800	7,534,800
CSG Systems International, Inc.	1,600	92,192
CyberArk Software Ltd. (a)	2,300	398,544
Datadog, Inc., Class A (a),(c)	43,100	7,676,541
Descartes Systems Group, Inc. (a)	100	8,268
Digi International, Inc. (a)	400	9,828
Digimarc Corp. (a)	1,300	51,324
DigitalOcean Holdings, Inc. (a)	700	56,231
Domo, Inc., Class B (a)	3,800	188,480
Dropbox, Inc., Class A (a)	62,600	1,536,204
Dynatrace, Inc. (a)	38,100	2,299,335
Ebix, Inc.	1,700	51,680
eGain Corp. (a)	1,700	16,966
Everbridge, Inc. (a)	200	13,466
Evolent Health, Inc., Class A (a)	400	11,068
ExlService Holdings, Inc. (a)	500	72,385
FactSet Research Systems, Inc.	400	194,404
Fair Isaac Corp. (a)	400	173,468
FleetCor Technologies, Inc. (a)	1,700	380,528
Forrester Research, Inc. (a)	600	35,238
Fortinet, Inc. (a)	11,400	4,097,160
Gartner, Inc. (a)	100	33,432
Green Dot Corp., Class A (a)	6,400	231,936
GreenSky, Inc., Class A (a)	18,000	204,480
HealthEquity, Inc. (a)	400	17,696
Hims & Hers Health, Inc. (a)	300	1,965
HubSpot, Inc. (a)	200	131,830
I3 Verticals, Inc., Class A (a)	400	9,116
IHS Markit Ltd. (c)	19,975	2,655,077
Immersion Corp. (a)	7,700	43,967
Inseego Corp. (a)	4,900	28,567
Intuit, Inc.	100	64,370
Jack Henry & Associates, Inc.	7,500	1,252,425
Kubient, Inc. (a)	400	1,208
Lightspeed Commerce, Inc. (a)	700	28,301
Limelight Networks, Inc. (a)	31,900	109,417
Mandiant, Inc. (a)	10,500	184,170
Manhattan Associates, Inc. (a)	1,600	248,784
MasterCard, Inc., Class A	7,100	2,551,172
McAfee Corp., Class A	7,900	203,741
Mimecast Ltd. (a)	15,900	1,265,163
Mitek Systems, Inc. (a)	1,900	33,725
Model N, Inc. (a)	1,900	57,057
Momentive Global, Inc. (a)	12,200	258,030
MoneyGram International, Inc. (a)	2,400	18,936
Moneylion, Inc. (a)	400	1,612
NetSol Technologies, Inc. (a)	200	788
New Relic, Inc. (a)	10,000	1,099,600
NextGen Healthcare, Inc. (a)	5,000	88,950
NortonLifeLock, Inc.	200	5,196
Nuance Communications, Inc. (a),(b),(c)	21,794	1,205,644
Nutanix, Inc., Class A (a)	32,100	1,022,706
ON24, Inc. (a)	11,400	197,790
OneSpan, Inc. (a)	1,000	16,930
Open Lending Corp., Class A (a)	6,700	150,616
Oracle Corp.	8,600	750,006

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
PagerDuty, Inc. (a)	17,100	$594,225
Palo Alto Networks, Inc. (a)	8,800	4,899,488
Paycom Software, Inc. (a)	1,200	498,228
Paylocity Holding Corp. (a)	4,200	991,872
PayPal Holdings, Inc. (a),(c)	45,300	8,542,674
Paysafe Ltd. (a)	15,500	60,605
PDF Solutions, Inc. (a)	1,300	41,327
PFSweb, Inc. (a)	1,600	20,608
Ping Identity Holding Corp. (a)	5,900	134,992
Progress Software Corp.	1,300	62,751
PTC, Inc. (a)	2,700	327,105
Qualys, Inc. (a)	4,200	576,324
Qumu Corp. (a)	2,800	5,936
Rapid7, Inc. (a)	2,100	247,149
RealNetworks, Inc. (a)	1,100	1,078
Rimini Street, Inc. (a)	3,400	20,298
Root, Inc., Class A (a)	400	1,240
S&P Global, Inc.	11,900	5,615,967
Sabre Corp. (a)	28,400	243,956
Sailpoint Technologies Holdings, Inc. (a)	7,000	338,380
Schrodinger, Inc. (a)	500	17,415
SecureWorks Corp., Class A (a)	900	14,373
ServiceSource International, Inc. (a)	2,900	2,871
SilverSun Technologies, Inc.	1,200	5,340
Splunk, Inc. (a)	1,600	185,152
Sprout Social, Inc., Class A (a)	5,500	498,795
SPS Commerce, Inc. (a)	800	113,880
SS&C Technologies Holdings, Inc.	9,200	754,216
Synchronoss Technologies, Inc. (a)	400	976
Synopsys, Inc. (a)	2,100	773,850
Tenable Holdings, Inc. (a)	5,300	291,871
Teradata Corp. (a)	6,300	267,561
Toast, Inc., Class A (a),(b),(c)	186,594	6,476,678
TTEC Holdings, Inc.	400	36,220
Veeva Systems, Inc., Class A (a)	1,200	306,576
Verra Mobility Corp. (a)	11,700	180,531
Visa, Inc., Class A (c)	53,400	11,572,314
VMware, Inc., Class A	15,700	1,819,316
WM Technology, Inc. (a)	900	5,382
Workiva, Inc. (a)	3,300	430,617
Zendesk, Inc. (a)	14,300	1,491,347
Zoom Video Communications, Inc., Class A (a)	2,200	404,602
ZoomInfo Technologies, Inc., Class A (a)	3,400	218,280
Zscaler, Inc. (a),(c)	23,700	7,615,521
Zuora, Inc., Class A (a)	12,400	231,632

		116,121,592

Tech Hardware & Semiconductors — 0.9%
A10 Networks, Inc.	15,200	252,016
Advanced Micro Devices, Inc. (a),(c)	74,300	10,691,770
Airgain, Inc. (a)	600	6,378
Akoustis Technologies, Inc. (a)	300	2,004
Alpha & Omega Semiconductor Ltd. (a)	5,200	314,912
Ambarella, Inc. (a)	700	142,023
Amtech Systems, Inc. (a)	1,400	13,832
Anterix, Inc. (a)	800	47,008
Applied Optoelectronics, Inc. (a)	6,500	33,410
Arista Networks, Inc. (a)	13,900	1,998,125
Arlo Technologies, Inc. (a)	12,800	134,272
Autoscope Technologies Corp.	500	3,135
Aviat Networks, Inc. (a)	900	28,872
Avnet, Inc.	8,500	350,455

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Axcelis Technologies, Inc. (a)	1,550	$115,568
AXT, Inc. (a)	5,000	44,050
Benchmark Electronics, Inc.	1,500	40,650
CalAmp Corp. (a)	2,000	14,120
Cambium Networks Corp. (a)	1,600	41,008
Casa Systems, Inc. (a)	4,800	27,216
Celestica, Inc. (a)	1,500	16,695
CEVA, Inc. (a)	400	17,296
Comtech Telecommunications Corp.	1,200	28,428
Daktronics, Inc. (a)	5,400	27,270
Desktop Metal, Inc., Class A (a)	2,700	13,365
Diodes, Inc. (a)	100	10,981
Dolby Laboratories, Inc., Class A	5,600	533,232
DZS, Inc. (a)	1,600	25,952
eMagin Corp. (a)	600	774
EMCORE Corp. (a)	7,000	48,860
Everspin Technologies, Inc. (a)	4,700	53,110
Extreme Networks, Inc. (a)	13,900	218,230
Garmin Ltd.	2,400	326,808
Genasys, Inc. (a)	700	2,786
GoPro, Inc., Class A (a)	5,100	52,581
Harmonic, Inc. (a)	3,200	37,632
Identiv, Inc. (a)	1,400	39,396
Impinj, Inc. (a)	3,300	292,710
Intel Corp.	104,600	5,386,900
InterDigital, Inc.	1,000	71,630
inTEST Corp. (a)	1,900	24,168
IPG Photonics Corp. (a)	1,200	206,568
Juniper Networks, Inc.	15,800	564,218
Knowles Corp. (a)	2,400	56,040
Kopin Corp. (a)	22,100	90,389
Lantronix, Inc. (a)	500	3,915
MaxLinear, Inc., Class A (a)	1,200	90,468
Microchip Technology, Inc.	38,300	3,334,398
NeoPhotonics Corp. (a)	9,000	138,330
NetApp, Inc.	8,000	735,920
NETGEAR, Inc. (a)	100	2,921
Netscout Systems, Inc. (a)	3,500	115,780
NVIDIA Corp. (c)	27,100	7,970,381
O2Micro International Ltd., ADR (a)	300	1,359
ON Semiconductor Corp. (a)	1,000	67,920
One Stop Systems, Inc. (a)	800	3,960
Photronics, Inc. (a)	6,900	130,065
Pitney Bowes, Inc.	15,000	99,450
Pixelworks, Inc. (a)	12,700	55,880
PlayAGS, Inc. (a)	4,700	31,913
Power Integrations, Inc.	2,600	241,514
Powerfleet, Inc. (a)	1,000	4,740
Pure Storage, Inc., Class A (a)	69,500	2,262,225
Quantum Corp. (a)	1,600	8,832
QuickLogic Corp. (a)	400	2,044
Rambus, Inc. (a)	6,700	196,913
Rekor Systems, Inc. (a)	1,000	6,550
Resonant, Inc. (a)	4,000	6,840
Seagate Technology Holdings plc	18,900	2,135,322
Skyworks Solutions, Inc.	200	31,028
SMART Global Holdings, Inc. (a)	500	35,495
Stratasys Ltd. (a)	15,200	372,248
Summit Wireless Technologies, Inc. (a)	100	139
Super Micro Computer, Inc. (a)	1,500	65,925
Synaptics, Inc. (a)	200	57,902
Teradyne, Inc.	300	49,059

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
TESSCO Technologies, Inc. (a)	1,000	$6,190
Veeco Instruments, Inc. (a)	2,130	60,641
Vishay Intertechnology, Inc.	4,500	98,415
Vishay Precision Group, Inc. (a)	600	22,272
Vocera Communications, Inc. (a)	3,300	213,972
VOXX International Corp. (a)	2,900	29,493
Vuzix Corp. (a)	3,200	27,744
Western Digital Corp. (a)	100	6,521
Wolfspeed, Inc. (a)	800	89,416
Xerox Holdings Corp.	42,700	966,728
Xilinx, Inc. (c)	13,127	2,783,318
Zebra Technologies Corp., Class A (a)	200	119,040

		45,130,029

Telecommunications — 0.0%
Cogent Communications Holdings, Inc.	100	7,318
EchoStar Corp., Class A (a)	7,500	197,625
ESC NII Holdings, Inc. (a),(d)	50,677	13,176
Gogo, Inc. (a)	18,200	246,246
Ooma, Inc. (a)	1,700	34,748
Spok Holdings, Inc.	1,900	17,727
Vonage Holdings Corp. (a)	2,700	56,133

		572,973

Utilities — 0.0%
Ameren Corp. (b),(c)	1,857	165,292
American Water Works Co., Inc. (b),(c)	491	92,730
CMS Energy Corp. (b),(c)	2,077	135,109
Consolidated Water Co. Ltd.	600	6,384
Duke Energy Corp. (c)	4,415	463,133
Evergy, Inc. (b),(c)	193	13,242
Eversource Energy (b),(c)	1,306	118,820
NextEra Energy, Inc. (c)	2,480	231,533
Unitil Corp.	800	36,792
Via Renewables, Inc.	500	5,715
WEC Energy Group, Inc. (b),(c)	1,985	192,684
York Water Co. (The)	100	4,978

		1,466,412

Total North America		1,004,155,745

South America — 0.0%
Industrial Products — 0.0%
Embraer SA, ADR (a)	500	8,875

Oil & Gas — 0.0%
Geopark Ltd.	300	3,435
Gran Tierra Energy, Inc. (a)	39,100	29,759

		33,194

Software & Technology Services — 0.0%
Atento SA (a)	219	5,591
StoneCo Ltd., A Shares (a)	63,000	1,062,180

		1,067,771

Total South America		1,109,840

TOTAL COMMON STOCK (COST $1,041,539,880)		1,039,467,414

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
North America — 0.0%
Real Estate — 0.0%
EPR Properties (a),(b),(c)	36,675	$953,910

Total North America		953,910

TOTAL CONVERTIBLE PREFERRED STOCKS (COST $832,044)		953,910

PREFERRED STOCK — 0.1%
North America — 0.1%
Real Estate — 0.0%
EPR Properties (b),(c)	67,450	1,703,787

Retail & Wholesale - Discretionary — 0.1%
Guitar Center, Inc. (a),(b),(d)	38,645	4,859,609

Total North America		6,563,396

TOTAL PREFERRED STOCK (COST $5,780,766)		6,563,396

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 1.3%
North America — 1.3%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(c),(e),(f)	$972,000	962,536
Series 2021-E, Class B2, 4.30%, 12/25/60 (b),(c),(e),(f)	762,000	724,972
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, SOFR30A + 2.16%, 2.21%, 02/15/35 (b),(c),(e),(f)	1,792,000	1,789,760
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 7.46%, 10/15/32 (b),(c),(e),(f)	250,000	249,363
Ares LXI CLO Ltd., Series 2021-61A, Class E, 3 mo. USD LIBOR + 6.25%, 6.38%, 10/20/34 (b),(c),(e),(f)	1,000,000	990,423
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. USD LIBOR + 6.86%, 6.98%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,479,375
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.16%, 6.31%, 07/20/34 (b),(c),(e),(f)	1,000,000	982,287
Barings CLO Ltd.,
Series 2019-2A, Class DR, 3 mo. USD LIBOR + 6.78%, 6.90%, 04/15/36 (b),(c),(e),(f)	500,000	496,664
Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.70%, 6.83%, 04/20/31 (b),(c),(e),(f)	1,000,000	992,141
Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.25%, 6.35%, 07/15/34 (b),(c),(e),(f)	1,000,000	993,470
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DRR, 3 mo. USD LIBOR + 7.20%, 7.33%, 01/20/32 (b),(c),(e),(f)	1,000,000	990,155
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. USD LIBOR + 6.75%, 6.89%, 07/15/34 (b),(c),(e),(f)	1,000,000	993,440
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. USD LIBOR + 6.70%, 6.78%, 10/15/34 (b),(c),(e),(f)	1,000,000	990,829
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. USD LIBOR + 6.40%, 6.52%, 04/15/34 (b),(c),(e),(f)	250,000	247,756
Broad River Bsl Funding CLO Ltd., Series 2020-1A, Class ER, 3 mo. USD LIBOR + 6.50%, 6.63%, 07/20/34 (b),(c),(e),(f)	1,000,000	998,129
CARLYLE US CLO Ltd., Series 2020-1A, Class DR, 3 mo. USD LIBOR + 6.25%, 6.38%, 07/20/34 (b),(c),(e),(f)	1,000,000	990,838
CarVal CLO I Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.77%, 5.89%, 07/16/31 (b),(c),(e),(f)	2,000,000	1,930,710
CarVal CLO II Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.57%, 6.70%, 04/20/32 (b),(c),(e),(f)	2,500,000	2,444,705
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.60%, 6.73%, 07/20/34 (b),(c),(e),(f)	1,000,000	981,801
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.61%, 6.73%, 07/23/34 (b),(c),(e),(f)	1,500,000	1,481,566

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ERR, 3 mo. USD LIBOR + 6.72%, 6.85%, 04/20/34 (b),(c),(e),(f)	$1,250,000	$1,238,804
CIFC Funding Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 6.80%, 6.92%, 10/16/34 (b),(c),(e),(f)	1,000,000	984,312
Citigroup Mortgage Loan Trust, Series 2019-E, Class A2, 4.88%, 11/25/70 (b),(c),(e)	1,000,000	1,009,506
CoreVest American Finance Trust,
Series 2019-2, Class XA, 2.35%, 06/15/52 (b),(c),(e),(f),(g)	13,200,809	1,152,695
Series 2019-3, Class XA, 2.04%, 10/15/52 (b),(c),(e),(f),(g)	11,935,518	846,443
Series 2020-1, Class E, 4.67%, 03/15/50 (b),(c),(e),(f)	100,000	103,506
Series 2020-4, Class XB, 2.83%, 12/15/52 (b),(c),(e),(f),(g)	1,000,000	147,642
Series 2020-4, Class XA, 3.87%, 12/15/52 (b),(c),(e),(f),(g)	924,129	140,247
Series 2021-1, Class XA, 2.96%, 04/15/53 (b),(c),(e),(f),(g)	852,075	100,034
Series 2021-2, Class XA, 3.02%, 07/15/54 (b),(c),(e),(f),(g)	993,126	140,844
Countrywide Asset-Backed Certificates, Series 2007-3, Class 2A4, 1 mo. USD LIBOR + .32%, 0.42%, 05/25/47 (b),(c),(f)	319,620	249,406
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. USD LIBOR + 6.15%, 6.27%, 08/20/34 (b),(c),(e),(f)	1,000,000	988,507
FBR Securitization Trust, Series 2005-5, Class M4, 1 mo. USD LIBOR + .98%, 1.08%, 11/25/35 (b),(c),(f)	512,000	384,720
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.61%, 6.73%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,489,453
Galaxy XXII CLO Ltd., Series 2016-22A, Class ERR, 3 mo. USD LIBOR + 6.50%, 6.62%, 04/16/34 (b),(c),(e),(f)	500,000	491,034
Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, 3 mo. USD LIBOR + 5.78%, 5.94%, 05/16/31 (b),(c),(e),(f)	1,000,000	979,385
Goldentree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ER, 3 mo. USD LIBOR + 6.15%, 6.28%, 10/20/34 (b),(c),(e),(f)	1,000,000	991,836
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. USD LIBOR + 3.35%, 3.47%, 04/15/34 (b),(c),(e),(f)	1,000,000	998,489
GSAA Home Equity Trust, Series 2004-5, Class M2, 4.35%, 06/25/34 (b),(c)	295,479	244,307
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class D, 3 mo. USD LIBOR + 6.33%, 6.45%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,451,419
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.71%, 6.84%, 04/20/34 (b),(c),(e),(f)	1,500,000	1,475,836
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.95%, 6.94%, 01/30/35 (b),(e),(f)	1,000,000	980,000
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. USD LIBOR + 7.20%, 7.33%, 10/20/34 (b),(c),(e),(f)	1,000,000	971,500
Kayne CLO II Ltd., Series 2018-2A, Class ER, 3 mo. USD LIBOR + 6.00%, 6.12%, 10/15/31 (b),(c),(e),(f)	416,667	409,061
Kayne CLO III Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.50%, 6.62%, 04/15/32 (b),(c),(e),(f)	1,000,000	994,807
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A3, 1 mo. USD LIBOR + .16%, 0.26%, 11/25/36 (b),(c),(f)	2,526,475	1,091,493
Series 2006-4, Class 2A4, 1 mo. USD LIBOR + .52%, 0.62%, 05/25/36 (b),(c),(f)	7,214,790	3,086,307
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A4, 1 mo. USD LIBOR + .16%, 0.26%, 08/25/36 (b),(c),(f)	497,533	222,053
Series 2006-WMC4, Class A5, 1 mo. USD LIBOR + .15%, 0.25%, 10/25/36 (b),(c),(f)	530,458	223,971
Morgan Stanley ABS Capital I, Inc.,
Series 2007-HE3, Class A2C, 1 mo. USD LIBOR + .15%, 0.25%, 12/25/36 (b),(c),(f)	513,720	323,760
Series 2007-HE3, Class A2D, 1 mo. USD LIBOR + .25%, 0.35%, 12/25/36 (b),(c),(f)	624,280	401,442
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class ER, 3 mo. USD LIBOR + 6.25%, 6.37%, 10/20/35 (b),(c),(e),(f)	1,000,000	990,684
New Mountain CLO 2 Ltd., Series CLO-2A, Class E, 3 mo. USD LIBOR + 6.36%, 6.48%, 04/15/34 (b),(c),(e),(f)	1,000,000	957,031
Nomura CRE CDO Ltd., Series 2007-2A, Class D, 3 mo. USD LIBOR + .45%, 0.61%, 05/21/42 (b),(c),(e),(f)	220,873	82,828
OCP CLO Ltd.,
Series 2020-18A, Class ER, 3 mo. USD LIBOR + 6.43%, 6.56%, 07/20/32 (b),(c),(e),(f)	1,000,000	982,687
Series 2021-22A, Class E, 3 mo. USD LIBOR + 6.60%, 6.72%, 12/02/34 (b),(e),(f)	1,000,000	997,379
Parallel Ltd., Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 6.85%, 07/20/32 (b),(c),(e),(f)	666,500	638,530

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. USD LIBOR + 6.43%, 6.59%, 05/18/34 (b),(c),(e),(f)	$500,000	$495,474
Post CLO 2021-1 Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.45%, 6.58%, 10/15/34 (b),(c),(e),(f)	1,000,000	992,953
PPM CLO 2 Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 6.55%, 6.67%, 04/16/32 (b),(c),(e),(f)	1,750,000	1,703,931
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.61%, 6.73%, 04/17/34 (b),(c),(e),(f)	500,000	491,373
PRET 2021-NPL3 LLC, Series 2021-NPL3, Class A2, 3.72%, 07/25/51 (b),(c),(e)	101,000	99,980
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. USD LIBOR + 6.25%, 6.37%, 07/25/31 (b),(c),(e),(f)	2,250,000	2,151,529
Romark CLO IV Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 6.95%, 7.10%, 07/10/34 (b),(c),(e),(f)	500,000	494,918
RR 17 Ltd., Series 2021-17A, Class D, 3 mo. USD LIBOR + 6.50%, 6.64%, 07/15/34 (b),(c),(e),(f)	1,000,000	998,729
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. USD LIBOR + 5.80%, 5.92%, 04/15/36 (b),(c),(e),(f)	1,000,000	960,000
Shackleton XIV CLO Ltd., Series 2019-14A, Class ER, 3 mo. USD LIBOR + 7.32%, 7.45%, 07/20/34 (b),(c),(e),(f)	500,000	489,923
Sound Point CLO XXIII, Series 2019-2A, Class ER, 3 mo. USD LIBOR + 6.47%, 6.59%, 07/15/34 (b),(c),(e),(f)	2,400,000	2,323,944
TCI-Flatiron CLO Ltd., Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.35%, 6.51%, 11/18/30 (b),(c),(e),(f)	750,000	748,074
Trinitas CLO IV Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.25%, 6.37%, 07/21/34 (b),(c),(e),(f)	1,000,000	990,835
Trinitas CLO V Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.35%, 6.47%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,474,278
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. USD LIBOR + 6.82%, 6.94%, 01/25/34 (b),(c),(e),(f)	1,000,000	970,112
Trinitas CLO VIII Ltd., Series 2018-8A, Class E, 3 mo. USD LIBOR + 5.90%, 6.03%, 07/20/31 (b),(c),(e),(f)	500,000	464,474
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A2, 4.21%, 08/25/51 (b),(e)	100,000	98,628
Vibrant CLO XIII Ltd., Series 2021-13A, Class D, 3 mo. USD LIBOR + 7.06%, 7.18%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,436,128
VOLT CIII LLC, Series 2021-CF1, Class A2, 3.97%, 08/25/51 (b),(c),(e)	124,000	122,854
Voya CLO Ltd., Series 2018-3A, Class E, 3 mo. USD LIBOR + 5.75%, 5.87%, 10/15/31 (b),(c),(e),(f)	1,500,000	1,428,553

Total North America		69,609,568

TOTAL ASSET-BACKED SECURITIES (COST $70,701,785)		69,609,568

CONVERTIBLE BONDS — 0.2%
Asia — 0.1%
Internet Media — 0.1%
iQIYI, Inc.,
2.00%, 04/01/25 (b),(c)	7,022,000	5,083,928
4.00%, 12/15/26 (b)	151,000	104,039

		5,187,967

Total Asia		5,187,967

North America — 0.1%
Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (b),(c)	3,418,000	3,494,905

Medical Equipment & Devices Manufacturing — 0.0%
Haemonetics Corp., 0.01%, 03/01/26 (b),(c),(e),(h)	1,396,000	1,167,230

Total North America		4,662,135

TOTAL CONVERTIBLE BONDS (COST $10,788,417)		9,850,102

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
BANK DEBT — 3.3%
Asia — 0.0%
Software & Services — 0.0%
Grab Holdings, Inc. Term Loan B ,5.50%, 01/29/26 (b)	$1,295,217	$1,296,836

Total Asia		1,296,836

North America — 2.7%
Apparel & Textile Products — 0.2%
Mad Engine Global, LLC Term Loan ,8.00%, 07/15/27 (b),(d)	1,988,366	1,938,657
S&S Holdings LLC Term Loan ,5.50%, 03/11/28 (b)	8,451,415	8,440,851

		10,379,508

Biotechnology & Pharmaceuticals — 0.0%
Azurity Pharmaceuticals, Inc. 2021 Term Loan B ,6.75%, 09/20/27 (b),(f)	1,621,383	1,584,221

Consumer Services — 0.1%
KNS Acquisition Corp. Term Loan ,7.00%, 04/21/27 (b)	5,897,402	5,764,711

Entertainment Resources — 0.4%
Alterra Mountain Company, 2021 Series B-2 Consenting Term Loan, 1 mo. LIBOR + 3.50%, 4.00%, 08/17/28 (b)	109,725	109,451
Equinox Holdings, Inc.,
2017 1st Lien Term Loan, 4.00%, 03/08/24 (b)	15,423,311	14,617,443
2017 2nd Lien Term Loan, 8.00%, 09/06/24 - 03/08/25 (b)	3,281,628	2,922,717
Life Time Fitness, Inc. 2021 Term Loan B ,5.750%, 12/16/24 (b)	1,167,941	1,173,056

		18,822,667

Entertainment Resources — 0.1%
Bulldog Purchaser, Inc., 2018 Term Loan, 3 mo. LIBOR + 3.75%, 3.92%, 09/05/25 (b)	4,308,514	4,157,716

Exploration & Production — 0.0%
Par Pacific Holdings, Inc. Term Loan B ,6.88%, 01/12/26 (b)	1,714,704	1,701,844

Financial Services — 0.1%
Astra Acquisition Corp. 2021 1st Lien Term Loan ,5.75%, 10/25/28 (b),(f)	3,824,586	3,744,919
Syncapay, Inc. Term Loan B ,7.50%, 12/10/27 (b)	2,008,223	2,007,380

		5,752,299

Health Care Facilities & Services — 0.3%
ATI Holdings Acquisition, Inc., 2016 Term Loan, 3 mo. LIBOR + 3.50%, 4.50%, 05/10/23 (b),(f)	6,087,366	5,846,062
Quorum Health Corporation 2020 Term Loan ,8.75%, 04/29/25 (b)	8,793,512	8,518,715
Team Health Holdings, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 3.75%, 02/06/24 (b)	0	0

		14,364,777

Home Improvement — 0.1%
Apex Tool Group, LLC, 2019 Term Loan B, 1 mo. LIBOR + 5.50%, 6.75%, 08/01/24 (b),(f)	1,344,756	1,317,229
Stitch Acquisition Corporation Term Loan B ,7.50%, 07/28/28 (b)	1,566,096	1,469,515

		2,786,744

Industrial Other — 0.2%
Infinite Bidco LLC 2nd Lien Term Loan ,7.50%, 03/02/29 (b),(d)	1,544,345	1,546,276
QualTek USA, LLC 2018 1st Lien Term Loan ,7.25%, 07/18/25 (b)	10,066,817	9,894,875

		11,441,151

Machinery Manufacturing — 0.3%
Arcline FM Holdings, LLC 2021 2nd Lien Term Loan ,9.00%, 06/23/29 (b),(d)	3,373,835	3,365,399
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 7.25%, 05/21/29 (b),(d),(f)	1,122,432	1,125,238
2021 USD 2nd Lien Term Loan, 6.75%, 05/21/29 (b)	11,545,028	11,540,180

		16,030,817

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount		Value
Pharmaceuticals — 0.2%
Mallinckrodt International Finance S.A.,
2018 Term Loan B, 6.25%, 02/24/25 (b)	$1,798,443		$1,678,650
USD Term Loan B, 6.00%, 09/24/24 (b)	9,224,618		8,616,622

			10,295,272

Publishing & Broadcasting — 0.2%
A-L Parent LLC 2016 1st Lien Term Loan ,4.25%, 12/01/23 (b)	8,404,895		7,938,255

Real Estate — 0.0%
Geo Group, Inc. (The) 2018 Term Loan B ,2.75%, 03/22/24 (b)	2,129,515		1,986,731

Refining & Marketing — 0.2%
CITGO Holding, Inc. 2019 Term Loan B ,8.00%, 08/01/23 (b)	3,970,109		3,908,573
Citgo Petroleum Corporation 2019 Term Loan B ,7.25%, 03/28/24 (b)	5,355,773		5,343,722

			9,252,295

Software & Services — 0.1%
Constant Contact, Inc. Second Lien Term Loan ,8.25%, 02/12/29 (b),(d)	2,830,542		2,781,008
DMT Solutions Global Corporation 2020 Incremental Term Loan ,8.00%, 07/02/24 (b),(d)	4,081,020		3,978,994
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. LIBOR + 3.25%, 4.00%, 03/03/28 (b)	308,007		307,492

			7,067,494

Travel & Lodging — 0.2%
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. LIBOR + 3.00%, 3.50%, 08/02/28 (b)	1,186,028		1,186,917
Hornblower Sub, LLC,
2020 Repriced Term Loan B, 5.50%, 04/27/25 (b)	10,580,060		9,945,257
2020 Term Loan, 3 mo. LIBOR + 8.13%, 9.13%, 11/10/25 (b)	55,012		57,007
2020 Term Loan, 3 mo. LIBOR + 8.13%, 9.13%, 11/10/25 (b),(d)	53,035		54,957

			11,244,138

Total North America			140,570,640

South America — 0.6%
Apparel & Textile Products — 0.1%
TenCate Grass Holding BV, EUR Term Loan, 3 mo. EURIBOR + 5.00%, 09/14/28 (b),(d),(f)	5,237,731	EUR	5,866,254

Consumer Discretionary Services — 0.1%
Infinity Bidco US LLC,
2021 Incremental Fixed Term Loan, 9.50%, 04/01/28 (b),(d)	$2,449,167		2,424,675
Fixed Term Loan, 9.50%, 12/23/22 - 04/01/28 (b),(d)	5,715,388		5,658,234
McLaren Racing Limited, GBP Term Loan, 0.00%, 12/31/35 (b),(d)	1,920,370	GBP	2,624,946

			10,707,855

Health Care — 0.1%
Gordian Medical, Inc. Term Loan B ,7.00%, 01/31/27 (b)	$1,176,614		1,166,812
New Millennium HoldCo, Inc.,
2020 Term Loan, 1 mo. LIBOR + 5.50%, 5.59%, 05/01/25 (b),(d)	1,027,275		1,006,730
2020 Term Loan, 1 mo. LIBOR + 5.50%, 5.59%, 05/01/25 (b)	1,265,566		1,240,255

			3,413,797

Industrial Services — 0.1%
Latam Airlines Group S.A.,
PIK DIP Delayed Draw Term Loan A, 3 mo. LIBOR, 0.50%, 03/29/22 (b),(d)	2,248,139		2,253,759
PIK DIP Delayed Draw Term Loan C, 3 mo. LIBOR, 1.00%, 03/29/22 (b),(d)	1,457,133		1,529,989

			3,783,748

Iron & Steel — 0.1%
Samarco Mineracao S.A., Fixed Rate Term Loan, 0.00%, 08/31/22 (b),(i),(j)	11,623,127		5,927,795

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount		Value
Media — 0.0%
LBI Media, Inc., Exit Term Loan, 3 mo. LIBOR + 7.50%, 8.50%, 10/15/24 (b),(d)	$333,057		$101,249

Software & Technology Services — 0.1%
Think & Learn Private Limited Term Loan B ,6.25%, 11/05/26 (b),(f)	2,753,702		2,780,082

Travel & Lodging — 0.0%
Hornblower Sub, LLC 2021 Incremental Term Loan ,9.13%, 04/27/25 - 11/10/25 (b),(d)	1,110,886		1,151,156

Total South America			33,731,936

TOTAL BANK DEBT (COST $178,409,572)			175,599,412

CORPORATE BONDS & NOTES — 8.0%
Africa — 0.5%
Banks — 0.1%
Access Bank PLC, H15T5Y + 8.07%, 9.13%, 12/31/99 (b),(f),(k)	3,296,000		3,224,147

Chemicals — 0.1%
Sasol Financing USA LLC, 5.88%, 03/27/24 (b)	6,960,000		7,262,760

Utilities — 0.3%
Eskom Holdings SOC Ltd.,
6.75%, 08/06/23 (b),(e)	6,383,000		6,548,461
7.13%, 02/11/25 (b),(k)	4,980,000		5,141,850
8.45%, 08/10/28 (k)	6,312,000		6,787,041

			18,477,352

Total Africa			28,964,259

Asia — 0.3%
Banks — 0.1%
Bangkok Bank PCL, H15T5Y + 2.15%, 3.47%, 09/23/36 (b),(e),(f)	6,000,000		6,002,197

Real Estate — 0.1%
China Evergrande Group,
8.75%, 06/28/25 (b),(k)	853,000		127,950
9.50%, 04/11/22 (b),(k)	1,800,000		279,000
10.00%, 04/11/23 (b),(k)	400,000		60,000
Scenery Journey Ltd.,
11.50%, 10/24/22 (b),(k)	1,334,000		163,415
12.00%, 10/24/23 (b),(k)	400,000		49,000
13.00%, 11/06/22 (b),(k)	800,000		98,000
Shimao Group Holdings Ltd., 5.20%, 01/30/25 (k)	3,734,000		2,315,080

			3,092,445

Refining & Marketing — 0.0%
Thaioil Treasury Center Co., Ltd., MTN, 5.38%, 11/20/48 (b),(k)	1,970,000		2,151,731

Utilities — 0.1%
1MDB Energy Ltd., 5.99%, 05/11/22 (b),(k)	4,500,000		4,545,855

Total Asia			15,792,228

Europe — 0.9%
Automobiles Manufacturing — 0.3%
Aston Martin Capital Holdings Ltd. ,10.50%, 11/30/25 (b),(c),(e),(k)	9,867,000		10,853,700
Mclaren Finance plc, 7.50%, 08/01/26 (b),(c),(e)	4,871,000		4,913,621

			15,767,321

Food & Beverage — 0.1%
Forno d'Asolo SpA, 3 mo. EURIBOR + 5.50%, 5.50%, 04/30/27 (b),(e),(f)	3,404,000	EUR	3,720,434

Oil & Gas Services & Equipment — 0.1%
Petrofac Ltd., 9.75%, 11/15/26 (e)	$3,099,000		3,161,662

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount		Value
Real Estate — 0.0%
Unique Pub Finance Co. plc (The), 7.40%, 03/28/24 (b),(k)	71,647	GBP	101,062

Restaurants — 0.3%
Stonegate Pub Co. Financing 2019 plc ,8.25%, 07/31/25 (b),(e),(k)	11,373,000	GBP	15,601,742

Transportation & Logistics — 0.1%
Heathrow Finance plc,
4.38%, 03/01/27 (b),(k)	4,573,000	GBP	6,103,771
4.63%, 09/01/29 (b),(k)	1,483,000	GBP	1,974,194

			8,077,965

Total Europe			46,430,186

Middle East — 0.1%
Banks — 0.1%
Bank Hapoalim BM, H15T5Y + 2.16%, 3.26%, 01/21/32 (b),(e),(f),(k)	$3,296,000		3,263,040

Integrated Oils — 0.0%
OQ SAOC, 5.13%, 05/06/28 (e)	725,000		736,817

Utilities — 0.0%
Oryx Funding Ltd., 5.80%, 02/03/31 (e)	917,000		969,328

Total Middle East			4,969,185

North America — 5.3%
Consumer Finance — 0.3%
CURO Finance LLC, 7.50%, 08/01/28 (b),(e)	2,712,000		2,725,560
Curo Group Holdings Corp., 7.50%, 08/01/28 (b),(c),(e)	7,102,000		7,145,180
PHH Mortgage Corp., 7.88%, 03/15/26 (b),(c),(e)	2,705,000		2,796,727

			12,667,467

Consumer Products — 0.1%
Kronos Acquisition Holdings, Inc., 7.00%, 12/31/27 (b),(c),(e)	6,566,000		6,188,455

Consumer Services — 0.3%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(c),(e)	6,519,000		6,649,380
10.50%, 05/15/29 (b),(c),(e)	8,128,000		8,778,240

			15,427,620

Containers & Packaging — 0.2%
LABL, Inc., 8.25%, 11/01/29 (b),(c),(e)	743,000		747,124
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (b),(c),(e)	10,458,000		10,484,511

			11,231,635

Exploration & Production — 0.4%
Par Petroleum LLC/Par Petroleum Finance Corp.,
7.75%, 12/15/25 (b),(c),(e)	14,235,000		14,377,350
12.88%, 01/15/26 (b),(c),(e)	438,000		485,085
Tullow Oil plc, 10.25%, 05/15/26 (k)	5,718,000		5,777,410

			20,639,845

Financial Services — 0.5%
Goldman Sachs International, MTN, 0.00%, 04/14/22 (e),(h),(l)	417,500,000	EGP	25,761,946
MF Global Holdings Ltd., 6.75%, 08/08/16 (b),(d),(j),(m)	$436,000		119,900

			25,881,846

Food & Beverage — 0.0%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (b),(c),(e)	564,000		573,870

Health Care Facilities & Services — 0.5%
Akumin Escrow, Inc., 7.50%, 08/01/28 (b),(c),(e)	4,473,000		4,193,438
Akumin, Inc., 7.00%, 11/01/25 (b),(c),(e)	2,612,000		2,485,840

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
BCPE Cycle Merger Sub II, Inc., 10.63%, 07/15/27 (b),(c),(e)	$3,898,000	$3,956,470
CAN Community Health, Inc., 8.50%, 03/01/28 (b),(c),(e)	4,230,000	4,674,150
Team Health Holdings, Inc., 6.38%, 02/01/25 (b),(c),(e)	13,472,000	12,680,520

		27,990,418

Home Improvement — 0.1%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (b),(c),(e)	4,383,000	4,569,277

Industrial Other — 0.3%
Brand Industrial Services, Inc., 8.50%, 07/15/25 (b),(c),(e)	10,108,000	10,098,600
IEA Energy Services LLC, 6.63%, 08/15/29 (b),(c),(e)	4,854,000	4,794,538

		14,893,138

Integrated Oils — 0.6%
Petroleos Mexicanos,
5.95%, 01/28/31	6,818,000	6,625,221
6.63%, 06/15/35 (b)	4,255,000	4,088,183
6.70%, 02/16/32 (e)	11,209,000	11,321,090
6.75%, 09/21/47	3,840,000	3,408,000
6.95%, 01/28/60	1,976,000	1,763,580
7.69%, 01/23/50 (b)	6,301,000	6,080,465

		33,286,539

Internet Media — 0.1%
Getty Images, Inc., 9.75%, 03/01/27 (b),(c),(e)	3,162,000	3,349,348

Machinery Manufacturing — 0.1%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(c),(e)	5,930,000	6,226,500

Manufactured Goods — 0.1%
FXI Holdings, Inc., 12.25%, 11/15/26 (b),(c),(e)	4,730,000	5,315,574

Oil & Gas Services & Equipment — 0.1%
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25 (b),(c),(e)	1,783,000	1,796,373

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.13%, 04/01/29 (b),(c),(e)	7,198,000	7,054,040

Pipeline — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
10.00%, 02/29/24 (b),(c),(e)	3,151,352	3,222,258
11.50%, 02/28/25 (b),(c),(e)	16,273,434	17,098,986

		20,321,244

Property & Casualty Insurance — 0.1%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25 (b),(c),(e)	4,055,237	4,298,551

Publishing & Broadcasting — 0.0%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29 (b),(c),(e)	1,550,000	1,654,625

Real Estate — 0.2%
EPR Properties, 3.75%, 08/15/29 (b),(c)	2,523,000	2,546,362
Kennedy-Wilson, Inc., 4.75%, 03/01/29 (b),(c)	700,000	715,750
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.88%, 05/15/29 (b),(c),(e)	112,000	114,520
Service Properties Trust,
3.95%, 01/15/28 (b),(c)	905,000	828,419
4.38%, 02/15/30 (b),(c)	5,946,000	5,470,320
4.95%, 10/01/29 (b),(c)	1,216,000	1,155,200
5.50%, 12/15/27 (b),(c)	134,000	137,522
Shimao Group Holdings Ltd., 6.13%, 02/21/24 (k)	1,817,000	1,164,697
XHR LP, 4.88%, 06/01/29 (b),(c),(e)	151,000	153,642

		12,286,432

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Refining & Marketing — 0.1%
Citgo Holding, Inc., 9.25%, 08/01/24 (b),(c),(e)	$4,688,000	$4,711,440
CITGO Petroleum Corp., 6.38%, 06/15/26 (b),(c),(e)	567,000	575,505

		5,286,945

Restaurants — 0.1%
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 08/15/28 (b),(c),(e)	5,230,000	4,744,447

Travel & Lodging — 0.3%
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(c),(e)	7,967,000	7,586,177
6.25%, 05/15/25 (b),(c),(e)	5,384,000	5,330,160
7.00%, 02/15/29 (b),(c),(e)	1,740,000	1,745,029
13.00%, 05/15/25 (b),(c),(e)	1,791,000	2,027,627

		16,688,993

Utilities — 0.3%
Ferrellgas LP / Ferrellgas Finance Corp.,
5.38%, 04/01/26 (b),(c),(e)	4,523,000	4,364,695
5.88%, 04/01/29 (b),(c),(e)	4,925,000	4,728,000
Pacific Gas and Electric Co., 3.15%, 01/01/26 (b)	1,076	1,100
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (b),(c),(e)	5,985,000	5,970,037

		15,063,832

Wireline Telecommunications Services — 0.0%
Switch Ltd., 3.75%, 09/15/28 (b),(c),(e)	790,000	795,925

Total North America		278,232,939

South America — 0.9%
Airlines — 0.4%
Azul Investments LLP,
5.88%, 10/26/24 (b),(c),(e),(k)	5,107,000	4,749,561
7.25%, 06/15/26 (b),(c),(k)	122,000	111,784
Latam Finance Ltd.,
6.88%, 04/11/24 (b),(c),(e),(j),(k)	3,602,000	3,426,439
7.00%, 03/01/26 (b),(c),(e),(j),(k)	10,023,000	9,546,907

		17,834,691

Integrated Oils — 0.4%
Petrobras Global Finance BV,
5.75%, 02/01/29 (b)	9,338,000	10,050,022
6.75%, 01/27/41 (b)	6,320,000	6,849,300
6.85%, 06/05/15 (b)	4,598,000	4,563,515

		21,462,837

Metals & Mining — 0.0%
Samarco Mineracao SA, 4.13%, 11/01/22 (b),(c),(j),(k)	1,600,000	944,000

Refining & Marketing — 0.1%
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31 (k)	5,915,000	5,888,383

Total South America		46,129,911

TOTAL CORPORATE BONDS & NOTES (COST $420,481,966)		420,518,708

SOVEREIGN DEBT — 4.0%
Angolan Government International Bond,
9.38%, 05/08/48 (a),(k)	17,270,000	16,874,172
MTN, 8.00%, 11/26/29 (a),(k)	5,319,000	5,237,938
Argentine Republic Government International Bond, 1.13%, 07/09/35 (a)	23,352,555	7,473,051
Bahrain Government International Bond,
7.00%, 01/26/26 (a),(k)	9,324,000	10,232,773

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount		Value
MTN, 5.63%, 05/18/34 (a),(b),(k)	$4,637,000		$4,393,558
CBB International Sukuk Programme Co. WLL, 3.88%, 05/18/29 (e)	5,652,000		5,510,700
Colombia Government International Bond,
3.13%, 04/15/31 (a),(b)	1,950,000		1,748,370
5.00%, 06/15/45 (a),(b)	1,950,000		1,759,875
5.20%, 05/15/49 (a),(b)	4,053,000		3,719,236
Dominican Republic International Bond,
5.50%, 01/27/25 (a),(b),(k)	7,515,000		8,123,790
6.00%, 07/19/28 (a),(b),(k)	5,000,000		5,581,250
Ecuador Government International Bond, 1.00%, 07/31/35 (a),(k)	3,019,363		1,981,457
Egypt Government International Bond,
7.50%, 01/31/27 (a),(k),(l)	4,424,000		4,600,818
8.50%, 01/31/47 (a),(b),(k)	5,270,000		4,663,739
MTN, 7.50%, 02/16/61 (a),(b),(k)	3,990,000		3,252,129
MTN, 7.60%, 03/01/29 (a),(k)	2,517,000		2,494,131
French Republic Government Bond OAT, 0.10%, 03/01/29 (a),(b),(k)	4,205,520	EUR	5,498,634
Gabon Government International Bond, 6.95%, 06/16/25 (a),(b),(k)	$6,763,000		7,016,072
Ghana Government International Bond, 0.01%, 04/07/25 (e),(h)	900,000		627,547
Iraq International Bond ,5.80%, 01/15/28 (a),(b),(e),(k)	15,365,187		14,676,827
Ivory Coast Government International Bond, 6.13%, 06/15/33 (a),(b),(k)	442,000		465,205
Kingdom of Jordan,
4.95%, 07/07/25 (a),(e),(k)	2,299,000		2,370,959
5.85%, 07/07/30 (a),(e)	1,404,000		1,418,223
Lebanon Government International Bond, MTN, 6.38%, 03/09/20 (a),(b),(j)	16,462,000		1,690,647
Nigeria Government International Bond,
6.38%, 07/12/23 (a),(b),(e)	1,704,000		1,758,255
7.38%, 09/28/33 (a),(e)	1,524,000		1,450,238
7.63%, 11/21/25 (a),(k)	6,135,000		6,530,585
8.75%, 01/21/31 (a),(k)	3,652,000		3,825,287
MTN, 7.63%, 11/28/47 (a),(b),(k)	5,582,000		4,985,619
MTN, 8.25%, 09/28/51 (a),(b),(k)	721,000		674,135
Oman Government International Bond,
6.25%, 01/25/31 (a),(k)	2,645,000		2,889,213
6.75%, 01/17/48 (a),(k)	1,360,000		1,381,896
7.00%, 01/25/51 (a),(k)	911,000		952,724
Oman Sovereign Sukuk Co., 4.88%, 06/15/30 (a),(c),(e)	718,000		762,875
Pakistan Government International Bond, 8.25%, 04/15/24 (a),(b),(e)	1,667,000		1,773,271
Paraguay Government International Bond,
4.63%, 01/25/23 (a),(k)	7,644,000		7,892,506
4.95%, 04/28/31 (a),(k)	800,000		898,000
Philippine Government International Bond, 9.50%, 02/02/30 (a),(b)	2,070,000		3,211,465
Republic of Ghana ,7.75%, 04/07/29 (a),(e),(k)	7,282,000		6,086,981
Republic of Kenya Government International Bond, 6.88%, 06/24/24 (a),(b),(k)	1,071,000		1,131,265
Republic of South Africa Government Bond,
8.00%, 01/31/30 (a)	43,585,155	ZAR	2,522,386
8.25%, 03/31/32 (a)	46,328,000	ZAR	2,622,371
8.88%, 02/28/35 (a)	4,715,038	ZAR	265,234
10.50%, 12/21/26 (a)	66,078,558	ZAR	4,586,369
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (a),(b)	$9,077,000		8,695,766
Republic of Sri Lanka, 6.35%, 06/28/24 (a),(b),(k)	2,753,000		1,433,928
Republic of Sri Lanka REG S, 6.85%, 11/03/25 (a),(b),(k)	1,180,000		604,962
Turkey Government International Bond, 6.38%, 10/14/25 (a),(l)	2,141,000		2,086,464
Ukraine Government International Bond,
1.26%, 05/31/40 (a),(f),(k)	2,874,000		2,612,466
6.88%, 05/21/29 (a),(e),(k)	7,576,000		6,693,017
7.38%, 09/25/32 (a),(k)	3,015,000		2,684,134
Uzbekneftegaz JSC, 4.75%, 11/16/28 (a),(b),(k)	7,087,000		6,814,859

TOTAL SOVEREIGN DEBT (COST $208,042,587)			209,237,372

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount		Value
MORTGAGE-BACKED SECURITIES — 4.8%
Europe — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. EURIBOR + 3.25%, 3.25%, 02/16/25 (b),(f),(k)	$95,679	EUR	$105,390
Series 2018-2MGN, Class B, 3 mo. EURIBOR + 4.75%, 4.75%, 02/16/25 (b),(f),(k)	95,727	EUR	104,920

			210,310

Total Europe			210,310

North America — 4.8%
Collateralized Mortgage Obligation (Residential) — 1.1%
Alternative Loan Trust,
Series 2004-2CB, Class M, 5.77%, 03/25/34 (b),(c),(f)	$498,940		$417,953
Series 2004-4CB, Class M, 5.70%, 04/25/34 (b),(c),(f)	262,185		229,560
Series 2005-46CB, Class A9, 5.50%, 10/25/35 (b),(c)	1,992,087		1,805,757
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	588,398		265,418
Series 2006-H, Class 5A1, 1 mo. USD LIBOR + .36%, 0.46%, 10/20/36 (b),(c),(f)	4,309,929		2,072,645
Series 2006-OA12, Class A2, 1 mo. USD LIBOR + .21%, 0.31%, 09/20/46 (b),(c),(f)	271,286		237,864
Series 2006-OA12 SEQ, Class A1C, 1 mo. USD LIBOR + .28%, 0.38%, 09/20/46 (b),(f)	332,828		248,734
Series 2006-OA16, Class A4B, 1 mo. USD LIBOR + .50%, 0.60%, 10/25/46 (b),(c),(f)	189,801		205,834
Series 2006-OA17, Class 1A1D, 1 mo. USD LIBOR + .29%, 0.39%, 12/20/46 (b),(c),(f)	315,417		263,966
Series 2006-OA19, Class A1, 1 mo. USD LIBOR + .18%, 0.28%, 02/20/47 (b),(c),(f)	444,375		351,502
Series 2006-OA19, Class A4, 1 mo. USD LIBOR + .21%, 0.31%, 02/20/47 (b),(c),(f)	426,372		341,619
Series 2006-OA2, Class A1, 1 mo. USD LIBOR + .42%, 0.52%, 05/20/46 (b),(c),(f)	701,677		642,817
Series 2006-OA8, Class 2A4, 1 mo. USD LIBOR + .52%, 0.62%, 07/25/46 (b),(c),(f)	331,874		244,821
Series 2006-OA9, Class 2A1A, 1 mo. USD LIBOR + .21%, 0.31%, 07/20/46 (b),(c),(f)	282,534		220,882
Series 2007-5CB, Class 1A2, 6.00%, 04/25/37 (b)	370,012		272,721
Series 2007-OH2, Class A2B, 1 mo. USD LIBOR + .36%, 0.46%, 08/25/47 (b),(c),(f)	230,059		242,153
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (b),(c)	932,997		689,015
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (b),(e),(f)	109,000		108,304
Banc of America Funding Trust, Series 2005-B, Class 3M2, 1 mo. USD LIBOR + 1.05%, 1.15%, 04/20/35 (b),(c),(f)	1,531,157		1,417,112
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(e),(f)	100,000		99,138
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 2.41%, 02/25/37 (b),(c),(f)	257,017		218,427
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. USD LIBOR + .72%, 0.82%, 04/25/35 (b),(c),(f)	672,715		596,081
COLT Mortgage Loan Trust, Series 2021-HX1, Class B3A, 4.20%, 10/25/66 (b),(e),(f)	100,000		100,000
COLT Trust,
Series 2021-RPL1, Class B2, 4.81%, 09/25/61 (b),(c),(e),(f)	446,000		417,757
Series 2021-RPL1, Class B1, 4.81%, 09/25/61 (b),(e),(f)	100,000		99,064
CSMC,
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (b),(e),(f)	100,000		98,497
Series 2021-NQM8, Class B2, 4.26%, 10/25/66 (b),(e),(f)	100,000		96,636
Deephaven Residential Mortgage Trust, Series 2021-4, Class B2, 4.54%, 11/25/66 (b),(e),(f)	100,000		98,097
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD LIBOR + ..25%, 0.35%, 07/25/47 (b),(c),(f)	224,193		207,142
Eagle RE Ltd.,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.30%, 3.40%, 04/25/29 (b),(c),(e),(f)	8,674,000		8,752,673
Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 2.10%, 01/25/30 (b),(c),(e),(f)	10,192,000		9,794,573
Federal Home Loan Mortgage Corp.,
Series 2017-DNA2, Class M2AI, 2.50%, 10/25/29 (b),(c),(g)	1,381,500		20,204
Series 2017-DNA3, Class M2AI, 1.75%, 03/25/30 (b),(c),(g)	1,910,473		16,719
Series 2017-HQA1, Class M2AI, 2.50%, 08/25/29 (b),(c),(g)	3,137,689		24,527
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(c),(g)	6,836,832		49,711
Series 2018-DNA1, Class M2AI, 1.25%, 07/25/30 (b),(c),(g)	5,012,729		22,512
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (b),(g)	1,958,911		12,811
Federal National Mortgage Association,
Series 2017-C01, Class 1X1, 2.30%, 07/25/29 (b),(c),(g)	7,533,939		78,285
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (b),(g)	2,710,033		36,718
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (b),(c),(g)	2,553,179		45,459
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (b),(c),(g)	20,855,723		323,368

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-C05, Class 1X3, 1.00%, 01/25/30 (b),(c),(g)	$8,910,419	$54,122
Series 2017-C06, Class 2X1, 1.80%, 02/25/30 (b),(c),(g)	6,140,666	73,983
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (b),(c),(g)	2,448,847	17,624
Series 2018-C03, Class 1X2, 1.30%, 10/25/30 (b),(c),(g)	11,225,944	84,273
Government National Mortgage Association, 4.50%, 10/20/49 (b)	3,763,942	4,006,245
HarborView Mortgage Loan Trust,
Series 2004-10, Class B1, 1 mo. USD LIBOR + .90%, 1.00%, 01/19/35 (b),(c),(f)	281,836	232,534
Series 2006-4, Class 1A1A, 1 mo. USD LIBOR + .36%, 0.46%, 05/19/46 (b),(c),(f)	617,691	342,174
Legacy Mortgage Asset Trust,
Series 2020-GS4, Class A2, 4.00%, 02/25/60 (b),(c),(e)	1,000,000	997,590
Series 2021-GS3, Class A2, 3.25%, 07/25/61 (b),(c),(e)	556,000	549,287
LHOME Mortgage Trust,
Series 2021-RTL1, Class M, 4.46%, 09/25/26 (b),(c),(e),(f)	1,884,000	1,884,565
Series 2021-RTL2, Class M, 4.61%, 06/25/26 (b),(c),(e)	684,000	677,774
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class M1, 3.01%, 06/25/35 (b),(c),(f)	669,579	640,008
MFA Trust, Series 2021-INV2, Class B1, 4.39%, 11/25/56 (b),(e),(f)	100,000	98,745
Mortgage Insurance-Linked Notes,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 2.90%, 3.00%, 11/26/29 (b),(c),(e),(f)	4,218,986	4,213,409
Series 2020-1, Class M2B, 1 mo. USD LIBOR + 2.25%, 2.35%, 01/25/30 (b),(c),(e),(f)	1,425,000	1,359,922
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 2.85%, 05/27/23 (b),(c),(e),(f)	2,492,200	2,451,859
PRPM LLC,
Series 2021-6, Class A2, 3.47%, 07/25/26 (b),(e)	100,000	98,475
Series 2021-7, Class A2, 3.67%, 08/25/26 (b),(e)	207,000	204,909
Series 2021-8, Class A2, 3.60%, 09/25/26 (b),(e),(f)	129,000	127,745
Series 2021-9 SEQ, Class A2, 3.97%, 10/25/26 (b),(c),(e),(f)	244,000	242,670
STACR Trust,
Series 2018-DNA2, Class M2AI, 1.50%, 12/25/30 (b),(c),(e),(g)	7,780,200	74,309
Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (b),(e),(g)	1,358,000	17,693
Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 4.30%, 02/25/47 (b),(c),(e),(f)	1,198,000	1,269,880
Starwood Mortgage Residential Trust,
Series 2021-6, Class B1, 3.94%, 11/25/66 (b),(e),(f)	100,000	98,248
Series 2021-6, Class B2, 3.94%, 11/25/66 (b),(e),(f)	100,000	95,121
Structured Asset Securities Corp Mortgage Pass-Through CTFS, Series 2003-26A, Class B1II, 2.39%, 09/25/33 (b),(f)	297,443	238,787
TRK Trust,
Series 2021-INV2, Class B2, 0.05%, 11/25/56 (b),(c),(e),(f)	1,000,000	910,633
Series 2021-INV2, Class B1, 4.10%, 11/25/56 (b),(e),(f)	100,000	94,608
WaMu Mortgage Pass-Through Certificates Series,
Series 2005-AR17, Class A1C4, 1 mo. USD LIBOR + .80%, 0.90%, 12/25/45 (b),(c),(f)	264,913	226,228
Series 2005-AR9, Class B1, 1 mo. USD LIBOR + .95%, 1.05%, 07/25/45 (b),(c),(f)	242,758	230,574
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 1.15%, 01/25/46 (b),(c),(f)	302,029	289,977
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 0.90%, 12/25/46 (b),(c),(f)	1,813,265	1,673,313
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 0.83%, 02/25/47 (b),(c),(f)	240,467	229,186

		55,293,546

Commercial Mortgage-Backed Securities — 3.2%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class E, 2.00%, 10/15/54 (b),(e)	100,000	83,555
Ashford Hospitality Trust, Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 2.86%, 06/15/35 (b),(c),(e),(f)	90,000	89,725
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class EMP, 3.89%, 11/05/32 (b),(c),(e),(f)	8,817,000	8,400,044
Series 2019-BPR, Class FMP, 3.89%, 11/05/32 (b),(e),(f)	4,408,000	4,029,816
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class B, 6.48%, 06/11/50 (c),(e),(f)	6,394,786	6,232,998
Benchmark Mortgage Trust, Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(c),(e)	290,000	259,203
BHMS Mortgage Trust, Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 3.11%, 07/15/35 (b),(c),(e),(f)	2,067,000	2,054,110
BX Commercial Mortgage Trust, Series 2020-VIVA, Class E, 3.55%, 03/11/44 (b),(c),(e),(f)	1,000,000	959,611
BX Trust, Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 2.53%, 05/15/35 (b),(c),(e),(f)	106,000	104,874

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class E, 3.22%, 06/15/50 (b),(c),(e)	$3,158,000	$1,992,382
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 4.88%, 09/10/45 (b),(c),(e),(f)	112,000	111,594
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(e)	155,000	152,406
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(e)	1,000,000	961,508
Series 2015-GC33, Class D, 3.17%, 09/10/58 (b)	100,000	90,419
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(c),(e)	1,826,000	1,427,278
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(c),(e)	100,000	90,516
Series 2018-C6, Class D, 5.07%, 11/10/51 (b),(e),(f)	100,000	104,378
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(c),(e)	697,000	601,523
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.61%, 02/10/47 (b),(c),(e),(f)	591,000	584,501
Series 2014-CR18, Class D, 4.75%, 07/15/47 (b),(c),(e),(f)	2,161,000	2,149,305
Series 2014-CR21, Class E, 3.00%, 12/10/47 (c),(e)	1,686,000	849,407
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(c),(e)	1,439,000	1,209,189
Series 2019-GC44, Class 180C, 3.40%, 08/15/57 (b),(c),(e),(f)	334,000	314,957
Series 2019-GC44, Class 180D, 3.40%, 08/15/57 (b),(c),(e),(f)	227,000	202,250
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(c),(e)	239,000	200,345
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(c),(e)	4,794,000	4,018,321
Series 2015-CR23, Class D, 4.29%, 05/10/48 (b),(c),(f)	502,000	503,815
Series 2015-CR25, Class D, 3.78%, 08/10/48 (b),(c),(f)	479,000	439,366
Series 2015-CR27, Class D, 3.45%, 10/10/48 (b),(c),(e),(f)	3,065,000	2,937,873
Series 2015-LC21, Class D, 4.33%, 07/10/48 (b),(c),(f)	1,127,000	1,119,881
Series 2016-CD1, Class D, 2.79%, 08/10/49 (b),(c),(e),(f)	2,075,000	1,827,737
CSAIL 2015-C4 Commercial Mortgage Trust, Series 2015-C4, Class E, 3.56%, 11/15/48 (b),(f)	100,000	97,445
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.19%, 06/15/57 (b),(c),(f)	843,000	664,098
Series 2015-C3, Class D, 3.37%, 08/15/48 (b),(c),(f)	3,139,000	1,838,622
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(e),(f)	5,568,000	4,911,499
Series 2018-C14, Class D, 4.92%, 11/15/51 (b),(c),(e),(f)	100,000	101,844
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(c),(e),(f)	604,000	499,221
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(c),(e)	163,000	137,699
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(c),(e)	1,409,000	1,260,807
DBWF Mortgage Trust, Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 3.60%, 12/19/30 (b),(c),(e),(f)	2,202,000	2,148,599
Federal Home Loan Mortgage Corp., Series 2021-MN1, Class M2, SOFR30A + 3.75%, 3.80%, 01/25/51 (b),(c),(e),(f)	102,000	102,756
FHLMC, Series 2021-MN2, Class M2, SOFR30A + 3.35%, 3.40%, 07/25/41 (b),(e),(f)	100,000	98,523
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, 3.96%, 12/10/36 (b),(c),(e),(f)	1,104,000	1,085,559
FREMF Mortgage Trust, Series 2017-KGX1, Class CFX, 3.59%, 10/25/27 (b),(c),(e),(f)	1,000,000	956,988
GS Mortgage Securities Corp.,
Series 2013-GC10, Class E, 4.40%, 02/10/46 (b),(c),(e),(f),(l)	3,900,000	3,367,229
Series 2018-GS10, Class E, 3.00%, 07/10/51 (b),(c),(e),(f)	1,393,000	1,227,817
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class F, 1 mo. USD LIBOR + 3.90%, 4.01%, 05/15/26 (b),(c),(e),(f)	1,000,000	994,348
Series 2021-ROSS, Class G, 1 mo. USD LIBOR + 4.65%, 4.76%, 05/15/26 (b),(c),(e),(f)	1,000,000	1,002,599
Series 2021-ROSS, Class H, 1 mo. USD LIBOR + 5.90%, 6.01%, 05/15/26 (b),(c),(e),(f)	1,000,000	1,002,486
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.74%, 11/10/45 (b),(e),(f)	215,000	214,442
Series 2014-GC20, Class D, 4.96%, 04/10/47 (b),(c),(e),(f)	1,199,911	734,991
Series 2014-GC20, Class C, 4.96%, 04/10/47 (b),(c),(f)	1,874,000	1,827,354
Series 2014-GC24, Class B, 4.51%, 09/10/47 (b),(c),(f)	100,000	102,486
Series 2014-GC24, Class C, 4.53%, 09/10/47 (b),(c),(f)	303,000	263,216
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(c),(e)	1,415,000	1,277,080
Series 2016-GS4, Class D, 3.23%, 11/10/49 (b),(c),(e),(f)	200,000	175,025
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(c),(e)	1,593,000	1,483,760
Series 2018-HULA, Class G, 1 mo. USD LIBOR + 3.40%, 3.51%, 07/15/25 (b),(c),(e),(f)	923,050	917,829
Hilton USA Trust,
Series 2016-HHV, Class E, 4.19%, 11/05/38 (b),(c),(e),(f)	969,000	974,880
Series 2016-HHV, Class F, 4.19%, 11/05/38 (b),(c),(e),(f)	20,207,000	19,520,508
IMT Trust, Series 2017-APTS, Class FFX, 3.50%, 06/15/34 (b),(c),(e),(f)	625,000	618,647

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2019-MARG, Class F, 1 mo. USD LIBOR + 3.00%, 3.11%, 05/15/34 (b),(e),(f)	$156,000	$154,757
Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (c),(e)	1,698,153	1,576,809
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.45%, 08/15/49 (b),(c),(e),(f)	100,000	87,614
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 3.98%, 09/15/47 (b),(e),(f)	100,000	98,683
Series 2015-C28, Class D, 3.65%, 10/15/48 (b),(c),(e),(f)	2,537,000	2,247,477
Series 2015-C29, Class D, 3.70%, 05/15/48 (b),(c),(f)	112,000	93,271
Series 2015-C30, Class D, 3.76%, 07/15/48 (b),(c),(f)	4,360,000	4,099,320
Series 2015-C31, Class E, 4.62%, 08/15/48 (b),(c),(e),(f)	1,093,000	751,056
Series 2016-C1, Class E, 4.73%, 03/15/49 (b),(c),(e),(f)	3,126,000	2,773,603
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class G, 1 mo. USD LIBOR + 3.75%, 3.86%, 12/15/37 (b),(c),(e),(f)	750,000	752,235
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.17%, 04/20/48 (b),(e),(f)	121,000	114,119
Series 2017-5, Class D, 4.87%, 03/10/50 (b),(c),(e),(f)	1,125,000	1,056,984
Series 2017-5, Class C, 4.87%, 03/10/50 (b),(c),(e),(f)	967,000	964,028
LUXE Trust,
Series 2021-TRIP, Class F, 1 mo. USD LIBOR + 3.25%, 3.36%, 10/15/38 (b),(c),(e),(f)	1,000,000	999,988
Series 2021-TRIP, Class G, 1 mo. USD LIBOR + 4.25%, 4.36%, 10/15/38 (b),(c),(e),(f)	1,114,000	1,113,987
MBRT, Series 2019-MBR, Class G, 1 mo. USD LIBOR + 3.15%, 3.26%, 11/15/36 (b),(c),(e),(f)	1,000,000	993,099
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class D, 4.73%, 08/15/47 (b),(e),(f)	100,000	98,284
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(e)	393,000	377,533
Series 2015-C21, Class D, 4.13%, 03/15/48 (b),(c),(e),(f)	3,575,000	2,592,111
Series 2015-C22, Class D, 4.21%, 04/15/48 (b),(c),(e),(f)	870,000	728,011
Series 2016-C29, Class D, 3.00%, 05/15/49 (b),(c),(e)	2,517,000	1,876,663
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(c),(e),(f)	1,323,000	994,757
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(c),(e),(f)	2,354,000	1,973,182
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(c),(e),(f)	991,000	787,764
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 2.63%, 08/15/49 (b),(c),(e),(f)	3,200,500	1,826,020
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(c),(e)	1,761,000	1,024,793
Series 2018-SUN, Class F, 1 mo. USD LIBOR + 2.55%, 2.66%, 07/15/35 (b),(c),(e),(f)	1,000,000	988,125
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 2.16%, 02/15/33 (b),(c),(e),(f)	250,000	240,639
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 2.86%, 07/15/36 (b),(c),(e),(f)	102,000	102,006
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 3.61%, 07/15/36 (b),(c),(e),(f)	124,000	123,479
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 2.80%, 04/15/32 (b),(c),(e),(f)	1,301,000	1,250,983
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(c),(e)	1,000,000	1,059,806
Series 2019-RK1, Class BD, 3.50%, 04/15/38 (b),(c),(e)	100,000	100,162
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (b),(c),(e)	1,648,000	1,638,273
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(c),(e)	339,000	324,207
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(c),(e)	1,173,000	1,144,606
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(c),(e)	121,000	115,290
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(c),(e),(f)	1,691,000	1,739,244
Series 2019-6, Class D, 4.75%, 10/25/52 (b),(c),(e),(f)	227,000	226,816
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.82%, 10/10/48 (b),(c),(e),(f)	295,000	251,941
Series 2019-PREZ, Class E, 3.48%, 09/15/39 (b),(c),(e),(f)	1,720,000	1,663,443
SREIT Trust, Series 2021-IND, Class G, 1 mo. USD LIBOR + 3.27%, 3.38%, 10/15/38 (b),(c),(e),(f)	1,000,000	989,667
STWD Mortgage Trust, Series 2021-LIH SEQ, Class G, 1 mo. USD LIBOR + 4.20%, 4.31%, 11/15/36 (b),(c),(e),(f)	1,000,000	995,595
TPGI Trust,
Series 2021-DGWD, Class F, 1 mo. USD LIBOR + 3.00%, 3.11%, 06/15/26 (b),(c),(e),(f)	1,037,000	1,029,346
Series 2021-DGWD, Class G, 1 mo. USD LIBOR + 3.85%, 3.96%, 06/15/26 (b),(c),(e),(f)	1,000,000	999,946

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(c),(e),(f)	$168,000	$143,417
Series 2018-C9, Class D, 4.88%, 03/15/51 (b),(c),(e),(f)	331,000	330,034
Series 2019-C17, Class D, 2.50%, 10/15/52 (b),(e)	103,000	89,714
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(c),(e),(f)	992,000	913,140
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(c),(e)	4,590,000	4,451,988
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(c),(e)	5,146,000	3,805,518
Series 2015-C31, Class D, 3.85%, 11/15/48 (b),(c)	2,058,000	1,914,835
Series 2015-NXS4, Class D, 3.69%, 12/15/48 (b),(f)	100,000	99,355
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(c),(e),(f)	465,000	447,676
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(c),(e)	4,253,000	3,894,094
Series 2016-NXS5, Class E, 4.98%, 01/15/59 (b),(e),(f)	100,000	100,099
Series 2019-JWDR, Class D, 3.33%, 09/15/31 (b),(c),(e),(f)	100,000	95,979
Series 2019-JWDR, Class E, 3.86%, 09/15/31 (b),(c),(e),(f)	1,983,000	1,888,062
Series 2019-JWDR, Class F, 4.56%, 09/15/31 (b),(c),(e),(f)	2,300,000	2,157,313
Series 2019-JWDR, Class G, 5.38%, 09/15/31 (b),(c),(e),(f)	2,074,000	1,975,141
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(c),(e)	379,000	372,973
Series 2014-C22, Class D, 3.90%, 09/15/57 (b),(c),(e),(f)	4,703,000	4,422,847
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (b),(c),(e),(f)	129,000	113,205

		166,066,356

Interest Only Commercial Mortgage-Backed Securities — 0.5%
CFK Trust, Series 2020-MF2, Class X, 0.77%, 03/15/39 (b),(e),(f),(g)	19,612,000	736,803
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.20%, 12/15/72 (b),(c),(e),(f),(g)	5,347,000	461,553
Series 2019-GC43, Class XD, 0.62%, 11/10/52 (b),(c),(e),(f),(g)	5,918,000	267,198
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.09%, 08/10/47 (b),(c),(f),(g)	15,912,461	348,849
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.74%, 06/15/57 (b),(c),(f),(g)	36,089,183	725,898
Series 2015-C3, Class XA, 0.70%, 08/15/48 (b),(c),(f),(g)	94,889,582	1,892,003
Series 2019-C18, Class XD, 1.45%, 12/15/52 (b),(c),(e),(f),(g)	4,452,333	446,262
DC Office Trust, Series 2019-MTC, Class X, 0.11%, 09/15/45 (b),(c),(e),(f),(g)	64,579,000	624,802
Federal Home Loan Mortgage Corp.,
Series K-1514, Class X3, 2.77%, 10/25/34 (b),(c),(f),(g)	13,043,739	3,540,084
Series K049, Class X3, 1.55%, 10/25/43 (b),(c),(f),(g)	2,177,000	107,494
Series K061, Class X1, 0.17%, 11/25/26 (b),(c),(f),(g)	17,361,301	142,988
Series K071, Class X1, 0.29%, 11/25/27 (b),(c),(f),(g)	88,634,503	1,330,758
Series K095, Class X3, 2.10%, 08/25/47 (b),(c),(f),(g)	9,297,000	1,262,867
Series K154, Class X1, 0.30%, 11/25/32 (b),(c),(f),(g)	32,006,906	802,285
Series K725, Class X1, 0.69%, 01/25/24 (b),(c),(f),(g)	135,220,607	1,598,984
Series KLU1, Class X3, 3.97%, 01/25/31 (b),(c),(f),(g)	24,752,905	3,780,883
Series KLU2, Class X1, 1.04%, 08/25/29 (b),(c),(f),(g)	56,648,815	3,157,548
Series KLU2, Class X3, 3.98%, 08/25/29 (b),(c),(f),(g)	8,413,698	1,728,367
Series KS11, Class XFX, 1.60%, 06/25/29 (b),(c),(f),(g)	25,265,000	2,399,038
Series KW10, Class X3, 2.72%, 10/25/32 (b),(c),(f),(g)	5,935,000	1,072,461
Federal National Mortgage Association,
Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (b),(c),(g)	10,635,405	117,298
Series 2018-C01, Class 1X2, 1.40%, 07/25/30 (b),(c),(g)	27,177,327	172,685
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.93%, 12/15/36 (b),(e),(f),(g)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.16%, 07/10/52 (b),(c),(e),(f),(g)	2,219,000	182,082
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.43%, 11/13/52 (b),(c),(e),(f),(g)	4,231,000	413,453
MFT Trust, Series 2020-ABC, Class XA, 0.12%, 02/10/42 (b),(c),(e),(f),(g)	20,401,000	225,084
Point Securitization Trust, Series 2021-1, Class A2, 5.56%, 02/25/52 (b),(c),(e),(f),(g)	1,000,000	990,857

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
STACR Trust, Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (b),(c),(e),(g)	$7,351,600	$62,327

		28,591,063

Total North America		249,950,965

TOTAL MORTGAGE-BACKED SECURITIES (COST $251,298,693)		250,161,275

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.2%
North America — 0.1%
Inverse Interest Only Collateralized Mortgage Obligations — 0.2%
Government National Mortgage Association,
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 6.05%, 10/20/45 (b),(f),(g)	4,022,647	785,567
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 6.10%, 11/20/45 (b),(f),(g)	4,694,699	943,132
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 6.10%, 07/20/47 (b),(f),(g)	3,352,292	589,491
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 6.10%, 08/20/47 (b),(f),(g)	4,602,254	957,858
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 6.10%, 10/20/47 (b),(f),(g)	4,390,364	857,882
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 6.05%, 04/20/47 (b),(f),(g)	3,822,320	722,250
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 6.10%, 05/20/47 (b),(f),(g)	3,832,299	774,994
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 6.10%, 04/20/48 (b),(f),(g)	5,601,630	1,146,435
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 6.05%, 05/20/48 (b),(f),(g)	3,382,648	545,885
Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 6.10%, 07/20/48 (b),(f),(g)	2,806,274	439,833

		7,763,327

Total North America		7,763,327

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $7,771,906)		7,763,327

MUNICIPALS — 0.6%
North America — 0.6%
California Housing Finance, Rev., Series 2019 X, (SER X), 0.29%, 01/15/35 (b),(c),(f)	14,986,300	300,787
Puerto Rico,
GO, (REF-PUB IMPT-SER A-PSA), 5.00%, 07/01/41 (c),(j)	5,505,000	4,947,619
GO, (REF-PUB IMPT-SER A-PSA), 5.50%, 07/01/39 (c),(j)	3,740,000	3,520,275
GO, (REF-PUB IMPT-SER A-PSA), 8.00%, 07/01/35 (c),(j)	24,010,000	21,308,875

Total North America		30,077,556

TOTAL MUNICIPALS (COST $17,451,125)		30,077,556

U.S. TREASURY NOTES — 4.9%
North America — 4.9%
U.S. Treasury Notes,
0.25%, 05/15/24 - 06/15/24 (a)	100,000,000	98,582,031
0.38%, 04/15/24 - 09/15/24 (a)	110,480,000	109,151,173
0.63%, 10/15/24 (a)	50,000,000	49,593,750

Total North America		257,326,954

TOTAL U.S. TREASURY NOTES (COST $259,639,754)		257,326,954

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.1%
Invesco Emerging Markets Sovereign Debt ETF (b)	4,662	122,844
SPDR Dow Jones International Real Estate ETF (b),(c)	100,850	3,590,260
Vanguard Emerging Markets Government Bond ETF (b)	1,375	106,782
Vanguard Real Estate ETF (b),(c)	21,412	2,484,006

TOTAL EXCHANGE-TRADED FUNDS (COST $5,835,526)		6,303,892

WARRANTS — 0.1%
7GC & Co. Holdings, Inc., A Shares (a),(b),(c)	218,469	133,310

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
Adit EdTech Acquisition Corp. (a),(b)	101,682	$68,127
Alpha Capital Acquisition Co., A Shares (a),(b),(c)	139,208	119,287
Apollo Strategic Growth Capital, Class A (a),(b)	90,000	85,500
Athlon Acquisition Corp. (a),(b),(c)	232,500	139,477
Austerlitz Acquisition Corp. II, A Shares (a),(b),(c)	116,250	113,693
Authentic Equity Acquisition Corp. (a),(b),(c)	275,000	148,390
Biotech Acquisition Co., A Shares (a),(b),(c)	232,500	151,125
Broadscale Acquisition Corp., A Shares (a),(b)	116,250	109,275
Capstar Special Purpose Acquisition Corp. (a),(b),(c)	224,213	141,254
CC Neuberger Principal Holdings II, A Shares (a),(b),(c)	130,450	177,412
CF Acquisition Corp. (a),(b)	155,000	113,150
CHP Merger Corp., Class A (a),(b),(c)	291,000	139,680
Churchill Capital Corp., A Shares (a),(b)	59,372	60,856
Compute Health Acquisition Corp., A Shares (a),(b),(c)	116,250	102,684
Corner Growth Acquisition Corp., A Shares (a),(b)	125,000	81,250
Decarbonization Plus Acquisition Corp., A Shares (a),(b)	167,200	157,168
E.Merge Technology Acquisition Corp. (a),(b),(c)	213,333	119,466
ECP Environmental Growth Opportunities Corp. (a),(b),(c)	50,442	33,796
Executive Network Partnering Corp. (a),(b),(c)	116,250	78,945
Founder SPAC, A Shares (a),(b)	365,398	277,739
Global Synergy Acquisition Corp. (a),(b),(c)	254,650	127,096
GO Acquisition Corp. (a),(b),(c)	188,000	124,080
HIG Acquisition Corp., A Shares (a),(b),(c)	155,000	108,500
Hudson Executive Investment Corp. (a),(b),(c)	126,112	84,508
Isleworth Healthcare Acquisition Corp. (a),(b),(c)	111,042	55,232
Jaws Mustang Acquisition Corp., C Shares (a),(b),(c)	132,975	136,951
KKR Acquisition Holdings I Corp., A Shares (a),(b)	116,250	116,087
Landcadia Holdings IV, Inc. (a),(b)	116,250	119,738
Lazard Growth Acquisition Corp., A Shares (a),(b)	90,000	78,741
Marlin Technology Corp. (a),(b),(c)	206,666	142,579
Mason Industrial Technology, Inc., A Shares (a),(b)	155,000	102,269
McLaren Racing Ltd. (b),(d)	22,935	270,794
Moringa Acquisition Corp. (a),(b),(c)	150,000	83,985
NightDragon Acquisition Corp. (a),(b)	93,000	83,700
Noble Rock Acquisition Corp., A Shares (a),(b),(c)	200,000	106,840
North Mountain Merger Corp. (a),(b),(c)	232,500	181,815
Northern Genesis Acquisition Corp. (a),(b),(c)	116,250	103,463
OCA Acquisition Corp., A Shares (a),(b),(c)	233,750	112,200
One Equity Partners Open Water I Corp., A Shares (a),(b)	143,400	87,460
Pathfinder Acquisition Corp., A Shares (a),(b),(c)	71,165	42,685
Periphas Capital Partnering Corp., A Shares (a),(b)	46,507	75,806
Pontem Corp., A Shares (a),(b)	155,000	137,903
Powered Brands, A Shares (a),(b),(c)	155,000	91,140
Revolution Healthcare Acquisition Corp. (a),(b)	93,000	69,750
Science Strategic Acquisition Corp. Alpha (a),(b)	155,000	83,700
ScION Tech Growth, A Shares (a),(b),(c)	155,000	88,412
Senior Connect Acquisition Corp., A Shares (a),(b),(c)	155,000	81,375
Tekkorp Digital Acquisition Corp. (a),(b),(c)	211,500	137,475
Trepont Acquisition Corp. I (a),(b),(c)	232,500	132,385
TZP Strategies Acquisition Corp., A Shares (a),(b)	149,166	74,240
Virgin Group Acquisition Corp., A Shares (a),(b)	58,879	49,458

TOTAL WARRANTS (COST $7,203,976)		5,841,951

INVESTMENTS IN INVESTEE FUNDS — 11.9%
North America — 11.9%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $ 35,000,000) (a),(n)	4	53,571,316
Asgard Fixed Income Risk Premia Fund (cost $ 250,000,000) (a),(n)	250,000	240,267,312
Atreides Co. Series K DIs – SpaceX (Common) (cost $ 1,762,684) (a),(n)	1	1,761,162
Atreides Foundation Fund Ltd. (cost $ 100,000,000) (a),(n)	1	83,553,289
Islet Offshore Fund Ltd. (cost $ 167,000,000) (a),(n)	1	141,181,800
Islet Onshore Fund LP (cost $ 23,000,000) (a),(n)	1	19,519,213

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Security Description	Shares	Value
PIMCO ILS Fund SP II (cost $ 29,451,497) (a),(n)	3	$26,408,750
Rokos Global Macro Fund Ltd., Class S (cost $ 77,000,000) (a),(n)	1	60,823,700

Total North America		627,086,542

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $704,558,477)		627,086,542

TOTAL LONG-TERM INVESTMENTS (COST $3,190,336,474)		3,116,361,380

Security Description	Contracts	Value
COMMODITIES — 8.5%
California Carbon Allowance Vintage Specific 2017 (a),(b)	1,640,876	53,213,609
California Carbon Allowance Vintage Specific 2020 (a),(b)	7,943,124	257,595,511
California Carbon Allowance Vintage Specific 2022 (a),(b)	1,161,000	37,651,230
California Carbon Allowance Vintage Specific 2023 (a),(b)	525,000	17,414,250
California Carbon Allowance Vintage Specific 2024 (a),(b)	2,482,000	83,196,640

TOTAL COMMODITIES (COST $333,706,927)		449,071,240

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 1.4%
Exchange-Traded Call Options — 1.3%
CRUDE OIL FUT OPT DEC22	98.00 USD	11/16/22	13,499	942,635,170	$7,025,129	$28,077,920	$21,052,791
CRUDE OIL FUT OPT DEC22	80.00 USD	11/16/22	300	20,949,000	435,456	1,698,000	1,262,544
CRUDE OIL FUT OPT DEC23	90.00 USD	11/15/23	509	33,029,010	2,310,424	1,898,570	(411,854)
CRUDE OIL FUT OPT FEB22	79.00 USD	01/14/22	129	9,702,090	322,696	90,300	(232,396)
CRUDE OIL FUT OPT FEB22	110.00 USD	01/26/22	300	22,563,000	105,081	6,000	(99,081)
CRUDE OIL FUT OPT FEB22	125.00 USD	01/26/22	600	45,126,000	78,162	6,000	(72,162)
NAT GAS EURO OPT APR22	5.00 USD	03/28/22	183	6,417,810	147,779	73,383	(74,396)
NAT GAS EURO OPT APR22	3.00 USD	03/28/22	57	1,998,990	62,852	336,984	274,132
NAT GAS EURO OPT APR22	2.50 USD	03/28/22	307	10,766,490	977,175	3,142,452	2,165,277
NAT GAS EURO OPT APR23	4.00 USD	03/28/23	21	652,890	16,856	35,910	19,054
NAT GAS EURO OPT APR23	3.50 USD	03/28/23	87	2,704,830	304,732	252,474	(52,258)
NAT GAS EURO OPT APR24	3.50 USD	03/25/24	225	6,421,500	276,226	641,250	365,024
NAT GAS EURO OPT AUG22	5.00 USD	07/26/22	183	177,693	147,779	177,693	29,914
NAT GAS EURO OPT AUG22	3.00 USD	07/26/22	75	2,742,750	82,700	590,100	507,400
NAT GAS EURO OPT AUG23	4.00 USD	07/26/23	21	659,820	16,856	33,285	16,429
NAT GAS EURO OPT AUG23	3.50 USD	07/26/23	87	2,733,540	304,732	242,382	(62,350)
NAT GAS EURO OPT AUG24	3.50 USD	07/26/24	225	6,732,000	276,226	572,625	296,399
NAT GAS EURO OPT DEC23	4.00 USD	11/27/23	21	737,730	16,856	93,681	76,825
NAT GAS EURO OPT FEB22	3.00 USD	01/26/22	43	1,603,900	175,985	323,317	147,332
NAT GAS EURO OPT FEB22	3.25 USD	01/26/22	354	13,204,200	1,386,195	1,903,104	516,909
NAT GAS EURO OPT FEB22	8.00 USD	01/26/22	343	42,875	2,625,756	20,237	(2,605,519)
NAT GAS EURO OPT FEB22	4.00 USD	01/26/22	299	11,152,700	457,559	460,759	3,200
NAT GAS EURO OPT FEB23	4.00 USD	01/26/23	21	835,800	16,856	155,736	138,880
NAT GAS EURO OPT JAN23	4.00 USD	12/27/22	21	858,900	16,856	152,964	136,108
NAT GAS EURO OPT JUL22	5.00 USD	06/27/22	183	6,657,540	147,779	144,387	(3,392)
NAT GAS EURO OPT JUL22	3.00 USD	06/27/22	75	2,728,500	82,700	566,175	483,475
NAT GAS EURO OPT JUL23	4.00 USD	06/27/23	21	656,250	16,856	31,059	14,203
NAT GAS EURO OPT JUL23	3.50 USD	06/27/23	87	2,718,750	304,732	230,115	(74,617)
NAT GAS EURO OPT JUL24	3.50 USD	06/25/24	225	6,648,750	276,226	553,725	277,499
NAT GAS EURO OPT JUN22	5.00 USD	05/25/22	183	6,549,570	147,779	106,140	(41,639)
NAT GAS EURO OPT JUN22	3.00 USD	05/25/22	75	2,684,250	82,700	518,475	435,775
NAT GAS EURO OPT JUN23	4.00 USD	05/25/23	21	646,380	16,856	27,888	11,032
NAT GAS EURO OPT JUN23	3.50 USD	05/25/23	87	2,677,860	304,732	210,192	(94,540)
NAT GAS EURO OPT JUN24	3.50 USD	05/28/24	225	6,354,000	276,226	519,975	243,749
NAT GAS EURO OPT MAR22	3.75 USD	02/23/22	129	4,588,530	316,395	263,676	(52,719)
NAT GAS EURO OPT MAR22	25.00 USD	02/23/22	493	18,171,980	423,491	3,944	(419,547)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT MAR22	8.00 USD	02/23/22	301	11,007,570	$250,634	$36,421	$(214,213)
NAT GAS EURO OPT MAR22	20.00 USD	02/23/22	376	13,374,320	1,000,604	6,392	(994,212)
NAT GAS EURO OPT MAR23	4.00 USD	02/23/23	21	774,060	16,856	134,337	117,481
NAT GAS EURO OPT MAY22	5.00 USD	04/26/22	183	6,450,750	147,779	94,245	(53,534)
NAT GAS EURO OPT MAY22	3.00 USD	04/26/22	75	2,643,750	82,700	473,925	391,225
NAT GAS EURO OPT MAY23	4.00 USD	04/25/23	21	638,190	16,856	27,216	10,360
NAT GAS EURO OPT MAY23	3.50 USD	04/25/23	87	2,643,930	304,732	203,667	(101,065)
NAT GAS EURO OPT MAY24	3.50 USD	04/25/24	225	6,354,000	276,226	519,525	243,299
NAT GAS EURO OPT NOV23	4.00 USD	10/26/23	21	692,370	16,856	60,585	43,729
NAT GAS EURO OPT OCT22	5.00 USD	09/27/22	183	177,693	147,779	260,592	112,813
NAT GAS EURO OPT OCT22	3.00 USD	09/27/22	75	2,757,000	82,700	633,225	550,525
NAT GAS EURO OPT OCT23	4.00 USD	09/26/23	21	666,120	16,856	40,446	23,590
NAT GAS EURO OPT OCT23	3.50 USD	09/26/23	87	2,759,640	304,732	278,835	(25,897)
NAT GAS EURO OPT OCT24	3.50 USD	09/25/24	225	6,833,250	276,226	637,650	361,424
NAT GAS EURO OPT SEP22	5.00 USD	08/26/22	183	177,693	147,779	209,535	61,756
NAT GAS EURO OPT SEP22	3.00 USD	08/26/22	75	2,733,750	82,700	598,200	515,500
NAT GAS EURO OPT SEP23	4.00 USD	08/28/23	21	658,140	16,856	35,427	18,571
NAT GAS EURO OPT SEP23	3.50 USD	08/28/23	87	2,726,580	304,732	251,604	(53,128)
NAT GAS EURO OPT SEP24	3.50 USD	08/27/24	225	6,725,250	276,226	577,800	301,574
NAT GAS STRIP DEC22	3.00 USD	12/22/22	410	12,300,000	1,350,375	6,437,820	5,087,445
NATURAL GAS FUTRE APR23	3.00 USD	03/28/23	139	4,321,510	272,349	672,343	399,994
NATURAL GAS FUTURE AUG23	3.00 USD	07/26/23	139	4,367,380	272,349	665,810	393,461
NATURAL GAS FUTURE DEC23	3.00 USD	11/27/23	139	4,883,070	272,349	1,174,550	902,201
NATURAL GAS FUTURE FEB23	3.00 USD	01/26/23	139	5,532,200	272,349	1,631,165	1,358,816
NATURAL GAS FUTURE JAN23	3.00 USD	12/27/22	139	5,685,100	272,349	1,693,715	1,421,366
NATURAL GAS FUTURE JUL23	3.00 USD	06/27/23	139	4,343,750	272,349	642,041	369,692
NATURAL GAS FUTURE JUN23	3.00 USD	05/25/23	139	4,278,420	272,349	597,144	324,795
NATURAL GAS FUTURE MAR23	3.00 USD	02/23/23	139	5,123,540	272,349	1,357,057	1,084,708
NATURAL GAS FUTURE MAY23	3.00 USD	04/25/23	139	4,224,210	272,349	576,155	303,806
NATURAL GAS FUTURE NOV23	3.00 USD	10/26/23	139	4,582,830	272,349	872,781	600,432
NATURAL GAS FUTURE OCT23	3.00 USD	09/26/23	139	4,409,080	272,349	730,028	457,679
NATURAL GAS FUTURE SEP23	3.00 USD	08/28/23	139	4,356,260	272,349	677,486	405,137

					$28,371,788	$66,968,599	$38,596,811

Exchange-Traded Put Options — 0.1%
BRENT CRUDE FUT OPT MAY22	65.00 USD	4/26/22	600	46,014,000	$1,740,162	$1,722,000	$(18,162)
BRENT CRUDE FUT OPT JAN23	65.00 USD	12/06/22	64	4,664,320	66,577	26,880	(39,697)
BRENT CRUDE FUT OPT NOV23	70.00 USD	10/26/23	215	14,972,600	2,558,558	2,676,750	118,192
CRUDE OIL FUT OPT DEC22	40.00 USD	11/16/22	150	10,474,500	540,228	253,500	(286,728)
CRUDE OIL FUT OPT FEB22	65.00 USD	01/14/22	60	4,512,600	124,981	15,000	(109,981)
CRUDE OIL FUT OPT FEB22	70.00 USD	01/14/22	120	9,025,200	438,182	82,800	(355,382)
CRUDE OIL FUT OPT FEB22	72.50 USD	01/14/22	60	4,512,600	254,491	71,400	(183,091)
CRUDE OIL FUT OPT FEB22	75.00 USD	01/14/22	60	4,512,600	263,491	123,000	(140,491)
NAT GAS EURO OPT APR22	2.00 USD	03/28/22	312	10,941,840	101,693	9,984	(91,709)
NAT GAS EURO OPT APR22	2.50 USD	03/28/22	482	16,903,740	288,077	80,494	(207,583)
NAT GAS EURO OPT APR23	2.00 USD	03/28/23	21	652,890	25,309	10,437	(14,872)
NAT GAS EURO OPT AUG22	2.00 USD	07/26/22	312	11,409,840	101,693	16,848	(84,845)
NAT GAS EURO OPT AUG23	2.00 USD	07/26/23	21	659,820	25,309	8,190	(17,119)
NAT GAS EURO OPT DEC23	2.00 USD	11/27/23	21	737,730	25,309	11,067	(14,242)
NAT GAS EURO OPT FEB22	3.25 USD	01/26/22	451	16,822,300	528,744	259,776	(268,968)
NAT GAS EURO OPT FEB22	3.50 USD	01/26/22	129	4,811,700	204,595	174,408	(30,187)
NAT GAS EURO OPT FEB23	2.00 USD	01/26/23	21	835,800	25,309	3,339	(21,970)
NAT GAS EURO OPT JAN23	2.00 USD	12/27/22	21	858,900	25,309	1,470	(23,839)
NAT GAS EURO OPT JUL22	2.00 USD	06/27/22	312	11,350,560	101,693	11,856	(89,837)
NAT GAS EURO OPT JUL23	2.00 USD	06/27/23	21	656,250	25,309	7,917	(17,392)
NAT GAS EURO OPT JUN22	2.00 USD	05/25/22	312	10,941,840	101,693	9,672	(92,021)
NAT GAS EURO OPT JUN23	2.00 USD	05/25/23	21	646,380	25,309	8,295	(17,014)
NAT GAS EURO OPT MAR22	2.75 USD	02/23/22	300	87,900	389,081	87,900	(301,181)
NAT GAS EURO OPT MAR22	2.25 USD	02/23/22	407	14,476,990	217,257	27,676	(189,581)
NAT GAS EURO OPT MAR22	3.50 USD	02/23/22	1	35,570	1,183	2,441	1,258
NAT GAS EURO OPT MAR22	3.00 USD	02/23/22	685	24,365,450	608,069	434,290	(173,779)
NAT GAS EURO OPT MAR23	2.00 USD	02/23/23	21	774,060	25,309	6,006	(19,303)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT MAY22	2.00 USD	04/26/22	312	10,998,000	$101,693	$7,800	$(93,893)
NAT GAS EURO OPT MAY23	2.00 USD	04/25/23	21	638,190	25,309	9,492	(15,817)
NAT GAS EURO OPT NOV23	2.00 USD	10/26/23	21	692,370	25,309	8,610	(16,699)
NAT GAS EURO OPT OCT22	2.00 USD	09/27/22	312	11,469,120	101,693	35,568	(66,125)
NAT GAS EURO OPT OCT23	2.00 USD	09/26/23	21	666,120	25,309	9,954	(15,355)
NAT GAS EURO OPT SEP22	2.00 USD	08/26/22	312	11,372,400	101,693	25,896	(75,797)
NAT GAS EURO OPT SEP23	2.00 USD	08/28/23	21	658,140	25,309	9,408	(15,901)
NATURAL GAS FUTURE APR23	1.50 USD	03/28/23	76	2,362,840	16,640	5,320	(11,320)
NATURAL GAS FUTURE AUG23	1.50 USD	07/26/23	76	2,387,920	16,640	3,572	(13,068)
NATURAL GAS FUTURE DEC23	1.50 USD	11/27/23	76	2,669,880	16,640	7,600	(9,040)
NATURAL GAS FUTURE FEB23	1.50 USD	01/26/23	76	3,024,800	16,640	1,444	(15,196)
NATURAL GAS FUTURE JAN23	1.50 USD	12/27/22	76	3,108,400	16,640	456	(16,184)
NATURAL GAS FUTURE JUL23	1.50 USD	06/27/23	76	2,375,000	16,640	3,268	(13,372)
NATURAL GAS FUTURE JUN23	1.50 USD	05/25/23	76	2,339,280	16,640	3,420	(13,220)
NATURAL GAS FUTURE MAR23	1.50 USD	02/23/23	76	2,801,360	16,640	3,040	(13,600)
NATURAL GAS FUTURE MAY23	1.50 USD	04/25/23	76	2,309,640	16,640	4,256	(12,384)
NATURAL GAS FUTURE NOV23	1.50 USD	10/26/23	76	2,505,720	16,640	4,484	(12,156)
NATURAL GAS FUTURE OCT23	1.50 USD	09/26/23	76	2,410,720	16,640	5,168	(11,472)
NATURAL GAS FUTURE SEP23	1.50 USD	08/28/23	76	2,381,840	16,640	4,560	(12,080)

					$9,438,915	$6,296,712	$(3,142,203)

OTC Call Options — 0.0%

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Cap Call	Morgan Stanley Capital Services, Inc.	0.01 USD	03/31/22	800,000,000	800,000,000	$1,700,000	$7,136	$(1,692,864)
Cap Call	Goldman Sachs International	0.01 USD	04/05/22	800,000,000	800,000,000	1,680,000	15,192	(1,664,808)
Cap Call	Goldman Sachs International	0.01 USD	10/19/22	884,000,000	884,000,000	1,060,800	468,821	(591,979)
Cap Call	Goldman Sachs International	0.00 USD	10/20/25	644,300,000	644,300,000	1,063,095	994,760	(68,335)

						$5,503,895	$1,485,909	$(4,017,986)

OTC Put Options — 0.0%
Bank of America OCT23 PUT	Bank of America, N.A.	2.89 USD	10/06/23	32,000,000	32,000,000	$374,400	$292,015	$(82,385)
Bank of America OCT23 PUT	Bank of America, N.A.	2.70 USD	10/06/23	32,000,000	32,000,000	220,800	203,929	(16,871)
Interest Rate Swaption 2.5 PUT USD 10/30/2023	Goldman Sachs International	2.50 USD	10/30/23	26,350,000	26,350,000	511,190	390,794	(120,396)

						$1,106,390	$886,738	$(219,652)

Total Purchased Options Outstanding						$44,420,988	$75,637,958	$31,216,970

REPURCHASE AGREEMENTS — 1.1%

Description	Shares	Value
JP Morgan Securities plc, 0.15%, dated 11/5/2021, due 11/08/2021 (collateralized by Mexican International Bond, 4.75% due 04/27/2032, market value $15,067,911)	15,064,601	$15,064,601
JP Morgan Securities plc, 0.25%, dated 11/11/2021, due 11/15/2021 (collateralized by Kazakhstan International Bond, 5.75% due 04/19/2047, market value $6,117,215)	6,115,219	6,115,219
JP Morgan Securities plc, 0.15%, dated 11/25/2021, due 11/29/2021 (collateralized by Mexican International Bond, 4.75% due 04/27/2032, market value $6,003,780)	6,002,955	6,002,955
JP Morgan Securities plc, 0.25%, dated 11/30/2021, due 12/01/2021 (collateralized by Kazakhstan International Bond, 5.75% due 04/19/2047, market value $1,308,218)	1,307,937	1,307,937
JP Morgan Securities plc, 0.35%, dated 12/06/2021, due 12/07/2021 (collateralized by Angola International Bond, 9.50% due 11/12/2025, market value $3,679,328)	3,678,434	3,678,434

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
JP Morgan Securities plc, 0.15%, dated 12/06/2021, due 12/07/2021 (collateralized by Mexican International Bond, 4.75% due 04/27/2032, market value $2,003,330)	2,003,121	$2,003,121
JP Morgan Securities plc, 0.25%, dated 12/09/2021, due 12/10/2021 (collateralized by Kazakhstan International Bond, 5.75% due 04/19/2047, market value $717,268)	717,159	717,159
JP Morgan Securities plc, 0.35%, dated 12/10/2021, due 12/13/2021 (collateralized by Angola International Bond, 9.50% due 11/12/2025, market value $1,448,256)	1,447,989	1,447,989
JP Morgan Securities plc, 0.35%, dated 12/14/2021, due 12/15/2021 (collateralized by Angola International Bond, 9.50% due 11/12/2025, market value $1,928,172)	1,927,854	1,927,854
JP Morgan Securities plc, 0.35%, dated 12/16/2021, due 12/17/2021 (collateralized by Angola International Bond, 9.50% due 11/12/2025, market value $3,623,497)	3,622,969	3,622,969
JP Morgan Securities plc, 0.25%, dated 12/21/2021, due 12/23/2021 (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $1,803,855)	1,803,743	1,803,743
JP Morgan Securities plc, 0.25%, dated 12/22/2021, due 12/23/2021 (collateralized by Angola International Bond, 9.50% due 11/12/2025, market value $699,488)	699,444	699,444
JP Morgan Securities plc, 0.25%, dated 12/22/2021, due 12/27/2021 (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $225,375)	225,367	225,367
JP Morgan Securities plc, 0.35%, dated 12/23/2021, due 12/28/2021 (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $1,819,177)	1,819,106	1,819,106
JP Morgan Securities plc, 0.35%, dated 12/29/2021, due 12/31/2021 (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $909,926)	909,917	909,917
JP Morgan Securities plc, 1.00%, dated 12/30/2021, due 01/03/2022 (collateralized by Egypt International Bond, 5.80% due 09/30/2027, market value $1,325,694)	1,325,694	1,325,694
JP Morgan Securities plc, 1.00%, dated 12/30/2021, due 01/03/2022 (collateralized by Egypt International Bond, 5.80% due 09/30/2027, market value $2,774,709)	2,774,709	2,774,709
JP Morgan Securities plc, 1.00%, dated 12/30/2021, due 01/03/2022 (collateralized by Egypt International Bond, 7.50% due 01/31/2027, market value $4,353,267)	4,353,267	4,353,267

TOTAL REPURCHASE AGREEMENTS (COST $55,799,485)	55,799,485	$55,799,485

TOTAL INVESTMENTS IN SECURITIES— 70.2% (COST $3,624,263,874)		3,696,870,063

TOTAL SECURITIES SOLD SHORT— (9.6)% (PROCEEDS $516,092,001)		(507,431,290)

Other Assets (o) — 39.5%		2,076,824,112

Net Assets — 100.0%		$5,266,262,885

SECURITIES SOLD SHORT — (9.6)%
COMMON STOCK — (8.5)%
Africa — (0.0)%
Industrial Services — (0.0)%
IHS Holding Ltd.	400	(5,640)

Materials — (0.0)%
AngloGold Ashanti Ltd., ADR	28,700	(602,126)
Caledonia Mining Corp. plc	500	(5,830)
Gold Fields Ltd., ADR	51,900	(570,381)

		(1,178,337)

Software & Technology Services — (0.0)%
Karooooo Ltd.	100	(4,078)

Total Africa		(1,188,055)

Asia — (0.9)%
Banking — (0.1)%
HDFC Bank Ltd., ADR	24,300	(1,581,201)
ICICI Bank Ltd., ADR	21,700	(429,443)
KB Financial Group, Inc., ADR	3,300	(152,328)
Mitsubishi UFJ Financial Group, Inc., ADR	43,400	(236,964)
Mizuho Financial Group, Inc., ADR	7,000	(17,850)
Shinhan Financial Group Co. Ltd., ADR	1,600	(49,456)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc., ADR	35,600	$(241,724)

		(2,708,966)

Consumer Discretionary Products — (0.1)%
China Automotive Systems, Inc.	100	(268)
Ezgo Technologies Ltd.	1,200	(1,788)
Honda Motor Co. Ltd., ADR	3,600	(102,420)
indie Semiconductor, Inc., Class A	100	(1,199)
Kandi Technologies Group, Inc.	100	(321)
KBS Fashion Group Ltd. (l)	1,400	(3,192)
NIO, Inc., ADR	91,600	(2,901,888)
Toyota Motor Corp., ADR	4,200	(778,260)
XPeng, Inc., ADR	40,200	(2,023,266)
Zepp Health Corp., ADR	200	(1,010)

		(5,813,612)

Consumer Discretionary Services — (0.0)%
GreenTree Hospitality Group Ltd., ADR	100	(792)
Huazhu Group Ltd., ADR	21,700	(810,278)
iHuman, Inc., ADR	500	(1,400)
Melco Resorts & Entertainment Ltd., ADR	23,800	(242,284)
Meten Holding Group Ltd.	119,300	(29,873)
OneSmart International Education Group Ltd., ADR	36,400	(14,567)
Puxin Ltd., ADR	30,500	(12,169)
RYB Education, Inc., ADR	500	(990)
Skillful Craftsman Education Technology Ltd.	2,700	(2,552)
Tarena International, Inc., ADR	2,233	(4,109)

		(1,119,014)

Consumer Staple Products — (0.0)%
China Xiangtai Food Co. Ltd.	2,200	(3,014)
Farmmi, Inc.	98,900	(21,995)
RLX Technology, Inc., ADR	1,100	(4,290)
Viomi Technology Co. Ltd., ADR	2,100	(5,082)

		(34,381)

Financial Services — (0.0)%
360 Finance, Inc., ADR	100	(2,293)
9F, Inc., ADR	4,500	(4,950)
ATIF Holdings Ltd.	700	(2,219)
Dunxin Financial Holdings Ltd., ADR	500	(530)
FinVolution Group, ADR	600	(2,958)
Hudson Capital, Inc.	1,180	(3,269)
Jianpu Technology, Inc., ADR	2,300	(2,369)
Jiayin Group, Inc., ADR	2,700	(5,940)
Lion Group Holding Ltd., ADR	10,200	(13,464)
MMTEC, Inc.	100	(66)
Nomura Holdings, Inc., ADR	12,800	(55,424)
ORIX Corp., ADR	300	(30,534)
Qudian, Inc., ADR	11,700	(11,338)
Senmiao Technology Ltd.	3,500	(1,278)
SOS Ltd., ADR	81,900	(67,338)
Weidai Ltd., ADR	1,200	(900)
X Financial, ADR	800	(2,408)

		(207,278)

Health Care — (0.0)%
111, Inc., ADR	4,900	(17,150)
Adagene, Inc., ADR	400	(3,204)
Aesthetic Medical International Holdings Group Ltd., ADR	500	(1,740)
BeiGene Ltd., ADR	3,400	(921,162)
Bon Natural Life Ltd.	400	(1,780)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
China SXT Pharmaceuticals, Inc.	2,825	$(1,837)
Gracell Biotechnologies, Inc., ADR	3,100	(18,724)
Hutchmed China Ltd., ADR	3,000	(105,240)
MEDIROM Healthcare Technologies, Inc., ADR	400	(2,400)
Qilian International Holding Group Ltd.	400	(1,052)
Shineco, Inc.	800	(5,312)
Takeda Pharmaceutical Co. Ltd., ADR	63,491	(865,382)
Universe Pharmaceuticals, Inc.	100	(164)

		(1,945,147)

Industrial Products — (0.0)%
Asia Pacific Wire & Cable Corp., Ltd.	500	(1,020)
Code Chain New Continent Ltd.	1,200	(1,284)
Greenland Technologies Holding Corp.	3,900	(25,077)

		(27,381)

Industrial Services — (0.0)%
BEST, Inc., ADR	87,700	(74,677)
China Southern Airlines Co. Ltd., ADR	100	(2,966)
EHang Holdings Ltd., ADR	11,400	(170,088)
Euro Tech Holdings Co. Ltd.	500	(1,570)
Full Truck Alliance Co. Ltd., ADR	20,600	(172,422)
MingZhu Logistics Holdings Ltd.	1,900	(3,895)
Pop Culture Group Co., Ltd., Class A	6,400	(23,232)

		(448,850)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	15,500	(127,565)
Fanhua, Inc., ADR	900	(6,552)
Huize Holding Ltd., ADR	3,700	(5,291)
TIAN RUIXIANG Holdings Ltd., Class A	400	(696)

		(140,104)

Materials — (0.0)%
China Green Agriculture, Inc.	200	(1,900)
Ikonics Corp. (d)	100	0
Origin Agritech Ltd.	1,900	(13,623)
Tantech Holdings Ltd.	300	(138)

		(15,661)

Media — (0.1)%
51job, Inc., ADR	5,200	(254,436)
Blue Hat Interactive Entertainment Technology	8,200	(3,547)
Color Star Technology Co. Ltd.	33,100	(16,633)
Dada Nexus Ltd., ADR	9,100	(119,756)
Dragon Victory International Ltd.	2,100	(2,541)
GigaMedia Ltd.	900	(2,025)
Hello Group, Inc., ADR	3,100	(27,838)
iClick Interactive Asia Group Ltd., ADR	7,100	(32,731)
iQIYI, Inc., ADR	96,400	(439,584)
Kanzhun Ltd., ADR	8,000	(279,040)
MakeMyTrip Ltd.	1,200	(33,252)
NetEase, Inc., ADR	23,600	(2,402,008)
Phoenix New Media Ltd., ADR	3,200	(2,758)
Pintec Technology Holdings Ltd., ADR	5,500	(2,420)
So-Young International, Inc., ADR	300	(957)
Trip.com Group Ltd., ADR	94,000	(2,314,280)
Uxin Ltd., ADR	46,300	(73,154)
Weibo Corp., ADR	2,000	(61,960)
Zhangmen Education, Inc., ADR	25	(113)
Zhihu, Inc., ADR	2,800	(15,512)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Zhongchao, Inc., Class A	1,600	$(2,848)

		(6,087,393)

Oil & Gas — (0.0)%
China Petroleum & Chemical Corp., ADR	600	(27,906)

Real Estate — (0.0)%
KE Holdings, Inc., ADR	4,900	(98,588)

Renewable Energy — (0.0)%
Daqo New Energy Corp., ADR	2,400	(96,768)
JinkoSolar Holding Co. Ltd., ADR	16,300	(749,148)
ReneSola Ltd., ADR	18,000	(107,280)

		(953,196)

Retail & Wholesale - Discretionary — (0.4)%
Boqii Holding Ltd., ADR	3,600	(3,174)
Coupang, Inc.	130,800	(3,842,904)
DingDong Cayman Ltd., ADR	400	(6,468)
ECMOHO Ltd., ADR	3,300	(1,336)
Future FinTech Group, Inc.	24,500	(32,585)
JD.com, Inc., ADR	127,300	(8,919,911)
Jiuzi Holdings, Inc.	6,500	(9,555)
Kaixin Auto Holdings	2,600	(2,964)
LightInTheBox Holding Co. Ltd., ADR	9,300	(9,393)
MINISO Group Holding Ltd., ADR	5,000	(51,700)
Newegg Commerce, Inc.	13,000	(134,810)
Renren, Inc., ADR	1,300	(19,084)
Sea Ltd., ADR	24,600	(5,503,266)
TD Holdings, Inc.	1,500	(623)
Yunji, Inc., ADR	5,800	(3,626)

		(18,541,399)

Retail & Wholesale - Staples — (0.0)%
China Jo-Jo Drugstores Holdings, Inc.	3,200	(1,201)
Wunong Net Technology Co. Ltd.	8,700	(20,532)

		(21,733)

Software & Technology Services — (0.1)%
17 Education & Technology Group, Inc., ADR	2,225	(2,781)
Baozun, Inc., ADR	9,300	(129,270)
BlueCity Holdings Ltd., ADR	3,600	(5,508)
Cango, Inc., ADR	6,900	(21,666)
Cloopen Group Holding Ltd., ADR	22,700	(65,830)
CLPS, Inc.	2,400	(4,704)
CooTek Cayman, Inc., ADR	6,000	(3,686)
Datasea, Inc.	4,600	(7,176)
Diginex Ltd.	13,600	(25,432)
Gaotu Techedu, Inc., ADR	43,100	(83,614)
Infosys Ltd., ADR	41,200	(1,042,772)
LAIX, Inc., ADR	5,471	(3,072)
Link Motion, Inc., ADR (d)	11,000	0
Lizhi, Inc., ADR	11,700	(21,645)
Luokung Technology Corp.	115,900	(70,143)
Mercury Fintech Holding, Inc., ADR	2,800	(8,876)
Molecular Data, Inc., ADR	50,500	(11,009)
Powerbridge Technologies Co. Ltd.	16,800	(8,781)
Qutoutiao, Inc., ADR	2,360	(6,561)
Scienjoy Holding Corp.	1,700	(9,656)
Taoping, Inc.	3,600	(6,804)
TaskUS, Inc., Class A	9,300	(501,828)
TELUS International CDA, Inc.	3,200	(105,792)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
WiMi Hologram Cloud, Inc., ADR	200	$(608)
Wipro Ltd., ADR	22,566	(220,244)
Youdao, Inc., ADR	6,500	(81,120)

		(2,448,578)

Tech Hardware & Semiconductors — (0.1)%
ASE Technology Holding Co. Ltd., ADR	500	(3,905)
Canaan, Inc., ADR	52,800	(271,920)
Ebang International Holdings, Inc., A Shares	39,600	(40,788)
Sony Group Corp., ADR	12,500	(1,580,000)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	34,300	(4,126,633)
TROOPS, Inc.	800	(3,928)

		(6,027,174)

Telecommunications — (0.0)%
Chindata Group Holdings Ltd., ADR	1,700	(11,203)
Chunghwa Telecom Co. Ltd., ADR	1,600	(67,536)
GDS Holdings Ltd., ADR	22,600	(1,065,816)
KT Corp., ADR	8,200	(103,074)
PLDT, Inc., ADR	700	(25,004)
SK Telecom Co. Ltd., ADR	400	(10,668)
Telkom Indonesia Persero Tbk PT, ADR	3,400	(98,566)

		(1,381,867)

Utilities — (0.0)%
Azure Power Global Ltd.	3,000	(54,450)
Korea Electric Power Corp., ADR	3,100	(28,334)
ReNew Energy Global plc	1,500	(11,670)

		(94,454)

Total Asia		(48,142,682)

Europe — (0.7)%
Banking — (0.1)%
Deutsche Bank AG	3,900	(48,750)
HSBC Holdings plc, ADR	38,800	(1,169,820)
ING Groep NV, ADR	39,300	(547,056)
Natwest Group plc, ADR	200	(1,222)

		(1,766,848)

Consumer Discretionary Products — (0.0)%
On Holding AG, Class A	500	(18,905)

Consumer Discretionary Services — (0.0)%
Esports Entertainment Group, Inc.	3,200	(11,232)
Manchester United plc, Class A	700	(9,968)

		(21,200)

Consumer Staple Products — (0.1)%
Anheuser-Busch InBev NV, ADR	25,900	(1,568,245)
British American Tobacco plc, ADR	5,400	(202,014)
Diageo plc, ADR	1,600	(352,224)
Nomad Foods Ltd.	3,500	(88,865)
Unilever plc, ADR	20,100	(1,081,179)

		(3,292,527)

Financial Services — (0.0)%
Credit Suisse Group AG, ADR	51,300	(494,532)
UBS Group AG	13,300	(237,671)

		(732,203)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Health Care — (0.5)%
Abcam plc, ADR	200	$(4,710)
Achilles Therapeutics plc, ADR	700	(3,507)
ADC Therapeutics SA	3,600	(72,720)
Alcon, Inc.	1,700	(148,104)
Altamira Therapeutics Ltd.	4,700	(8,531)
Aprea Therapeutics, Inc.	6,500	(18,655)
Ascendis Pharma A/S, ADR	3,600	(484,308)
Autolus Therapeutics plc, ADR	2,900	(15,051)
BioNTech SE, ADR	17,800	(4,588,840)
CureVac NV	100	(3,431)
Evotec SE, ADR	100	(2,375)
Galapagos NV, ADR	800	(44,104)
Genmab, ADR	900	(35,604)
Immatics NV	300	(4,032)
Immunocore Holdings plc, ADR	700	(23,968)
Koninklijke Philips NV	6,038	(222,500)
Mereo Biopharma Group plc, ADR	25,100	(40,160)
Midatech Pharma plc, ADR	600	(630)
Molecular Partners AG, ADR	200	(3,858)
NLS Pharmaceutics Ltd.	400	(448)
Novo Nordisk A/S, ADR	167,000	(18,704,000)
NuCana plc, ADR	10,700	(25,466)
ObsEva SA	15,700	(31,243)
Olink Holding AB, ADR	5,000	(91,000)
Orphazyme A/S, ADR	1,300	(3,133)
Smith & Nephew plc, ADR	1,200	(41,544)
Trinity Biotech plc, ADR	700	(1,001)
uniQure NV	3,600	(74,664)
Vaccitech plc, ADR	300	(3,333)
Verona Pharma plc, ADR	1,300	(8,736)

		(24,709,656)

Industrial Products — (0.0)%
CNH Industrial NV	33,700	(654,791)

Industrial Services — (0.0)%
Ardmore Shipping Corp.	3,100	(10,478)
Euronav SA	2,100	(18,669)
Frontline Ltd.	6,400	(45,248)
Pyxis Tankers, Inc.	300	(144)
Ryanair Holdings plc, ADR	5,100	(521,883)

		(596,422)

Insurance — (0.0)%
Prudential plc, ADR	2,700	(92,961)

Materials — (0.0)%
CRH plc, ADR	6,300	(332,640)

Media — (0.0)%
Gambling.com Group Ltd.	400	(4,060)
Just Eat Takeaway.com NV, ADR	23,400	(251,784)
Liberty Global plc, Class A	18,100	(502,094)
WISeKey International Holding Ltd., ADR	1,400	(5,502)
WPP plc, ADR	1,400	(105,770)

		(869,210)

Metals & Mining — (0.0)%
Ferroglobe PLC (d)	400	0

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Oil & Gas — (0.0)%
Equinor ASA, ADR	17,300	$(455,509)

Retail & Wholesale - Discretionary — (0.0)%
Farfetch Ltd., Class A	38,000	(1,270,340)
MYT Netherlands Parent BV, ADR	2,400	(50,904)

		(1,321,244)

Software & Technology Services — (0.0)%
Membership Collective Group, Inc., A Shares	2,400	(30,672)
RELX plc, ADR	2,400	(78,264)
Sophia Genetics SA	371	(5,231)

		(114,167)

Tech Hardware & Semiconductors — (0.0)%
Nokia Oyj, ADR	400	(2,488)
Telefonaktiebolaget LM Ericsson, ADR	47,000	(510,890)

		(513,378)

Utilities — (0.0)%
Fusion Fuel Green plc, Class A	300	(2,484)
National Grid plc, ADR	4,700	(339,904)

		(342,388)

Total Europe		(35,834,049)

Middle East — (0.1)%
Health Care — (0.0)%
Biondvax Pharmaceuticals Ltd., ADR	3,900	(9,165)
Enlivex Therapeutics Ltd.	1,500	(9,375)
Entera Bio Ltd.	600	(1,689)
Inspira Technologies Oxy BHN Ltd.	100	(440)
InspireMD, Inc.	273	(824)
Nano-X Imaging Ltd.	3,800	(55,252)
ReWalk Robotics Ltd.	13,800	(16,974)

		(93,719)

Industrial Products — (0.0)%
Elbit Systems Ltd.	200	(34,826)

Industrial Services — (0.0)%
Castor Maritime, Inc.	33,060	(46,945)
ZIM Integrated Shipping Services Ltd.	13,400	(788,724)

		(835,669)

Materials — (0.0)%
Evogene Ltd.	3,000	(4,920)

Media — (0.0)%
Eros STX Global Corp.	55,700	(13,351)

Oil & Gas — (0.0)%
Borr Drilling Ltd.	6,000	(12,360)

Renewable Energy — (0.0)%
Eco Wave Power Global AB, ADR	200	(858)

Retail & Wholesale - Discretionary — (0.0)%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR	1,100	(2,101)

Software & Technology Services — (0.1)%
CYREN Ltd.	22,300	(6,498)
Global-e Online Ltd.	29,100	(1,844,649)
Safe-T Group Ltd., ADR	500	(355)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Yalla Group Ltd., ADR	100	$(685)

		(1,852,187)

Tech Hardware & Semiconductors — (0.0)%
Nano Dimension Ltd., ADR	5,800	(22,040)
SuperCom Ltd.	6,900	(3,830)

		(25,870)

Total Middle East		(2,875,861)

North America — (6.5)%
Banking — (0.5)%
Ameris Bancorp	4,499	(223,510)
Axos Financial, Inc.	200	(11,182)
Bank of Montreal	300	(32,316)
BankUnited, Inc.	1,500	(63,465)
BOK Financial Corp.	600	(63,294)
Broadway Financial Corp.	1,500	(3,465)
Cadence Bank	52	(1,549)
Canadian Imperial Bank of Commerce	5,000	(582,800)
Capitol Federal Financial, Inc.	3,000	(33,990)
Commerce Bancshares, Inc.	730	(50,180)
Credicorp Ltd.	2,000	(244,140)
Customers Bancorp, Inc.	1,200	(78,444)
Eastern Bankshares, Inc.	500	(10,085)
Fifth Third Bancorp	71,700	(3,122,535)
First Bancorp/Southern Pines	37	(1,692)
First Financial Bancorp	100	(2,438)
First Horizon National Corp.	10,900	(177,997)
First Republic Bank	7,600	(1,569,476)
Flagstar Bancorp, Inc.	500	(23,970)
Hancock Whitney Corp.	800	(40,016)
Hilltop Holdings, Inc.	800	(28,112)
Huntington Bancshares, Inc.	121,400	(1,871,988)
Independent Bank Corp.	1,000	(81,530)
Investors Bancorp, Inc.	9,300	(140,895)
JPMorgan Chase & Co.	36,900	(5,843,115)
Pacific Premier Bancorp, Inc.	420	(16,813)
PacWest Bancorp	1,300	(58,721)
Park National Corp.	100	(13,731)
Pinnacle Financial Partners, Inc.	3,300	(315,150)
PNC Financial Services Group, Inc.	21,000	(4,210,920)
Provident Financial Services, Inc.	400	(9,688)
Royal Bank of Canada	7,200	(764,208)
Sandy Spring Bancorp, Inc.	200	(9,616)
Seacoast Banking Corp. of Florida	200	(7,078)
ServisFirst Bancshares, Inc.	100	(8,494)
Signature Bank	5,100	(1,649,697)
South State Corp.	3,300	(264,363)
Truist Financial Corp.	70,300	(4,116,065)
Western Alliance Bancorp	1,400	(150,710)

		(25,897,438)

Biotechnology & Pharmaceuticals — (0.0)%
Neurobo Pharmaceuticals, Inc. (d)	92	(29)

Consumer Discretionary Products — (0.5)%
Adient plc	1,200	(57,456)
Allbirds, Inc., Class A	1,000	(15,080)
Aptiv plc	5,900	(973,205)
Aterian, Inc.	4,100	(16,851)
Aurora Innovation, Inc.	2,600	(29,276)
BorgWarner, Inc.	3,340	(150,534)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Carter's, Inc.	2,800	$(283,416)
Casper Sleep, Inc.	14,100	(94,188)
CBAK Energy Technology, Inc.	31,000	(48,360)
Comstock Holding Cos., Inc.	500	(2,435)
Deckers Outdoor Corp.	700	(256,417)
Dogness International Corp., A Shares	100	(841)
DR Horton, Inc.	20,200	(2,190,690)
Dream Finders Homes, Inc., Class A	1,300	(25,285)
ElectraMeccanica Vehicles Corp.	40,200	(91,656)
Fox Factory Holding Corp.	1,900	(323,190)
General Motors Co.	88,700	(5,200,481)
Gildan Activewear, Inc.	1,600	(67,824)
Goodyear Tire & Rubber Co.	100	(2,132)
Green Brick Partners, Inc.	200	(6,066)
Hooker Furnishings Corp.	100	(2,328)
Hovnanian Enterprises Inc., Class A	16	(2,036)
LCI Industries	1,200	(187,044)
Lennar Corp., Class A	3,300	(383,328)
LGI Homes, Inc.	2,800	(432,544)
Lordstown Motors Corp., Class A	55,700	(192,165)
Lucid Group, Inc.	225,700	(8,587,885)
Mattel, Inc.	18,800	(405,328)
MillerKnoll, Inc.	100	(3,919)
Mohawk Industries, Inc.	100	(18,218)
Mullen Automotive, Inc.	8,100	(42,363)
Newell Brands, Inc.	700	(15,288)
Peloton Interactive, Inc., Class A	55,900	(1,998,984)
PLBY Group, Inc.	200	(5,328)
Polaris Industries, Inc.	1,900	(208,829)
Proterra, Inc.	200	(1,766)
Purple Innovation, Inc.	7,800	(103,506)
PVH Corp.	6,600	(703,890)
Rivian Automotive, Inc., Class A	40,000	(4,147,600)
Romeo Power, Inc.	15,800	(57,670)
Smith & Wesson Brands, Inc.	1,400	(24,920)
Snap One Holdings Corp.	1,600	(33,728)
Stellantis NV	39,800	(746,648)
Taylor Morrison Home Corp.	300	(10,488)
Traeger, Inc.	200	(2,432)
Tupperware Brands Corp.	12,300	(188,067)
Twin Vee PowerCats Co.	1,299	(5,209)
Vista Outdoor, Inc.	700	(32,249)
Weber, Inc., Class A	100	(1,307)
YETI Holdings, Inc.	2,300	(190,509)

		(28,570,959)

Consumer Discretionary Services — (0.2)%
Adtalem Global Education, Inc.	1,400	(41,384)
American Public Education, Inc.	300	(6,675)
Bally's Corp.	4,200	(159,852)
Bright Horizons Family Solutions, Inc.	200	(25,176)
BurgerFi International, Inc.	600	(3,402)
Caesars Entertainment, Inc.	43,676	(4,085,016)
Cannae Holdings, Inc.	5,100	(179,265)
Coursera, Inc.	600	(14,664)
Drive Shack, Inc.	67	(96)
Dutch Bros, Inc., Class A	12,000	(610,920)
Esports Technologies, Inc.	400	(8,224)
European Wax Center, Inc., Class A	300	(9,105)
F45 Training Holdings, Inc.	5,900	(64,251)
Fiesta Restaurant Group, Inc.	900	(9,909)
Golden Nugget Online Gaming, Inc.	12,200	(121,390)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Hall of Fame Resort & Entertainment Co.	8,800	$(13,376)
Hilton Grand Vacations, Inc.	3,200	(166,752)
Kura Sushi USA, Inc., Class A	200	(16,168)
Las Vegas Sands Corp.	1,400	(52,696)
Liberty Media Corp-Liberty Braves, Class C	1,200	(33,720)
Luby's, Inc.	500	(1,430)
Madison Square Garden Entertainment Corp.	5,000	(351,700)
Madison Square Garden Sports Corp.	2,100	(364,833)
Marriott International, Inc., Class A	5,800	(958,392)
Marriott Vacations Worldwide Corp.	2,400	(405,552)
Norwegian Cruise Line Holdings Ltd.	69,400	(1,439,356)
OneSpaWorld Holdings Ltd.	3,600	(36,072)
Potbelly Corp.	600	(3,348)
Regis Corp.	2,300	(4,002)
Restaurant Brands International, Inc.	19,200	(1,165,056)
Royal Caribbean Cruises Ltd.	9,800	(753,620)
Super League Gaming, Inc.	6,700	(15,812)
Waitr Holdings, Inc.	39,300	(29,082)
WW International, Inc.	800	(12,904)
Yum! Brands, Inc.	5,700	(791,502)

		(11,954,702)

Consumer Staple Products — (0.1)%
22nd Century Group, Inc.	200	(618)
Alkaline Water Co., Inc. (The)	34,600	(40,828)
Aurora Cannabis, Inc.	39,700	(214,777)
Beauty Health Co. (The)	200	(4,832)
Beyond Meat, Inc.	9,200	(599,472)
Cal-Maine Foods, Inc.	3,200	(118,368)
Celsius Holdings, Inc.	17,300	(1,290,061)
Central Garden & Pet Co., Class A	1,000	(47,850)
Clearwater Paper Corp.	100	(3,667)
Constellation Brands, Inc., Class A	1,300	(326,261)
Darling Ingredients, Inc.	100	(6,929)
DavidsTea, Inc.	3,500	(10,850)
Dole plc	5,500	(73,260)
Eastside Distilling, Inc.	2,400	(4,296)
Fresh Del Monte Produce, Inc.	100	(2,760)
FSD Pharma, Inc., Class B	7,900	(8,137)
Grove, Inc.	5,700	(22,971)
Helen of Troy Ltd.	1,700	(415,599)
Krispy Kreme, Inc.	11,900	(225,148)
McCormick & Co., Inc.	4,700	(454,067)
NewAge, Inc.	24,400	(25,132)
Nu Skin Enterprises, Inc.	4,500	(228,375)
Ocean Bio-Chem, Inc.	200	(1,740)
Pilgrim's Pride Corp.	2,100	(59,220)
Post Holdings, Inc.	3,700	(417,101)
Primo Water Corp.	5,100	(89,913)
Reed's, Inc.	4,100	(1,471)
Reynolds Consumer Products, Inc.	5,600	(175,840)
Seneca Foods Corp., Class A	100	(4,795)
Simply Good Foods Co. (The)	4,100	(170,437)
Spectrum Brands Holdings, Inc.	3,700	(376,364)
Splash Beverage Group, Inc.	1,000	(1,168)
Tilray, Inc., Class 2	161,000	(1,131,830)
TreeHouse Foods, Inc.	5,200	(210,756)
Utz Brands, Inc.	2,200	(35,090)
Village Farms International, Inc.	9,500	(60,990)
Zevia PBC, Class A	3,100	(21,855)

		(6,882,828)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Financial Services — (0.1)%
Altisource Portfolio Solutions SA	300	$(3,366)
Annaly Capital Management, Inc.	92,400	(722,568)
BitNile Holdings, Inc.	43,200	(51,408)
Brookfield Asset Management, Inc., Class A	32,767	(1,978,472)
Burford Capital Ltd.	200	(2,112)
Charles Schwab Corp.	1,200	(100,920)
Chimera Investment Corp.	11,400	(171,912)
Cohen & Co., Inc.	400	(5,924)
Coinbase Global, Inc., Class A	1,900	(479,503)
Cuentas, Inc.	1,900	(2,527)
Dynex Capital, Inc.	900	(15,039)
Evercore, Inc.	300	(40,755)
Federal Agricultural Mortgage Corp., Class C	200	(24,786)
Goldman Sachs Group, Inc.	400	(153,020)
Greenidge Generation Holdings, Inc.	200	(3,210)
Greenpro Capital Corp.	19,100	(11,819)
Home Point Capital, Inc.	2,200	(9,900)
Mogo, Inc.	9,800	(33,516)
Mr. Cooper Group, Inc.	7,500	(312,075)
Navient Corp.	7,600	(161,272)
Nelnet, Inc., Class A	600	(58,608)
Patria Investments Ltd., Class A	100	(1,620)
PennyMac Mortgage Investment Trust	19,000	(329,270)
PRA Group, Inc.	100	(5,021)
Reliance Global Group, Inc.	300	(1,932)
Robinhood Markets, Inc., Class A	64,500	(1,145,520)
Rocket Cos., Inc., Class A	1,900	(26,600)
Santander Consumer USA Holdings, Inc.	5,600	(235,312)
SoFi Technologies, Inc.	3,100	(49,011)
US Global Investors, Inc., Class A	1,500	(6,600)
Walker & Dunlop, Inc.	200	(30,176)
World Acceptance Corp.	100	(24,543)

		(6,198,317)

Health Care — (1.0)%
10X Genomics, Inc., Class A	9,800	(1,459,808)
180 Life Sciences Corp.	4,000	(15,600)
2seventy bio, Inc.	300	(7,689)
4D Molecular Therapeutics, Inc.	100	(2,194)
Abeona Therapeutics, Inc.	7,200	(2,426)
Absci Corp.	3,600	(29,520)
Acasti Pharma, Inc.	15,425	(19,436)
AcelRx Pharmaceuticals, Inc.	2,000	(1,120)
Acer Therapeutics, Inc.	1,500	(3,450)
Actinium Pharmaceuticals, Inc.	2,686	(16,143)
Acumen Pharmaceuticals, Inc.	300	(2,028)
Acurx Pharmaceuticals, Inc.	900	(3,942)
Adagio Therapeutics, Inc.	11,800	(85,668)
Adamis Pharmaceuticals Corp.	52,100	(31,521)
AdaptHealth Corp.	16,600	(406,036)
Adaptive Biotechnologies Corp.	100	(2,806)
Adial Pharmaceuticals, Inc.	5,000	(13,500)
Aditxt, Inc.	4,800	(2,573)
ADMA Biologics, Inc.	59,300	(83,613)
Aerovate Therapeutics, Inc.	600	(7,074)
Aeterna Zentaris, Inc.	38,824	(13,794)
AgeX Therapeutics, Inc.	1,600	(1,744)
Agile Therapeutics, Inc.	7,900	(3,856)
Agiliti, Inc.	2,900	(67,164)
agilon health, Inc.	16,200	(437,400)
Agios Pharmaceuticals, Inc.	6,200	(203,794)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Agriforce Growing Systems Ltd.	2,900	$(6,032)
Akouos, Inc.	900	(7,650)
Allena Pharmaceuticals, Inc.	28,800	(17,064)
Allogene Therapeutics, Inc.	3,200	(47,744)
Alpha Pro Tech Ltd.	4,600	(27,462)
Alpha Teknova, Inc.	100	(2,048)
Alzamend Neuro, Inc.	29,600	(56,240)
Ampio Pharmaceuticals, Inc.	20,790	(11,850)
Anavex Life Sciences Corp.	400	(6,936)
Apellis Pharmaceuticals, Inc.	1,300	(61,464)
Aptevo Therapeutics, Inc.	1,700	(13,379)
Ardelyx, Inc.	5,300	(5,830)
Asensus Surgical, Inc.	3,430	(3,807)
Assertio Holdings, Inc.	13,850	(30,193)
Athenex, Inc.	2,000	(2,720)
Athersys, Inc.	12,502	(11,284)
Aurinia Pharmaceuticals, Inc.	45,300	(1,036,011)
Avalon GloboCare Corp.	3,400	(2,788)
Aveanna Healthcare Holdings, Inc.	8,400	(62,160)
Avenue Therapeutics, Inc.	6,500	(5,902)
Avinger, Inc.	17,148	(7,717)
Aytu BioPharma, Inc.	5,224	(7,052)
Baudax Bio, Inc.	21,300	(4,669)
Bellerophon Therapeutics, Inc.	200	(620)
Bellicum Pharmaceuticals, Inc.	2,870	(4,276)
Bio-Path Holdings, Inc.	700	(2,639)
Biocept, Inc.	3,510	(12,706)
Biolase, Inc.	6,700	(2,613)
BioLife Solutions, Inc.	400	(14,908)
Biomerica, Inc.	4,300	(16,727)
BioNano Genomics, Inc.	66,800	(199,732)
Biorestorative Therapies, Inc.	406	(1,734)
BioSig Technologies, Inc.	4,000	(8,920)
Biotricity, Inc.	200	(796)
BioVie, Inc.	200	(900)
Bluejay Diagnostics, Inc.	4,800	(12,288)
Blueprint Medicines Corp.	3,900	(417,729)
Bolt Biotherapeutics, Inc.	400	(1,960)
BriaCell Therapeutics Corp.	5,500	(45,540)
Butterfly Network, Inc.	5,600	(37,464)
Capital Senior Living Corp.	146	(4,160)
Capricor Therapeutics, Inc.	6,000	(17,580)
Caribou Biosciences, Inc.	1,900	(28,671)
Cassava Sciences, Inc.	10,400	(454,480)
cbdMD, Inc.	3,600	(3,888)
Centene Corp.	61,700	(5,084,080)
Centessa Pharmaceuticals plc, ADR	1,300	(14,638)
Century Therapeutics, Inc.	1,300	(20,618)
Certara, Inc.	1,900	(53,998)
Check Cap Ltd.	30,200	(20,376)
Chembio Diagnostics, Inc.	9,600	(10,944)
China Pharma Holdings, Inc.	9,000	(4,343)
Clene, Inc.	1,200	(4,920)
Clovis Oncology, Inc.	44,100	(119,511)
Co-Diagnostics, Inc.	10,200	(91,086)
Codex DNA, Inc.	600	(6,480)
Codiak Biosciences, Inc.	400	(4,456)
Cogent Biosciences, Inc.	700	(6,006)
Congent Biosciences, Inc. (d)	1,000	0
ContraFect Corp.	600	(1,578)
Corbus Pharmaceuticals Holdings, Inc.	18,200	(11,206)
Cullinan Oncology, Inc.	1,800	(27,774)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Cyteir Therapeutics, Inc.	700	$(7,959)
Cytek Biosciences, Inc.	2,900	(47,328)
Dare Bioscience, Inc.	10,600	(21,200)
Day One Biopharmaceuticals, Inc.	700	(11,795)
Design Therapeutics, Inc.	1,800	(38,538)
Diffusion Pharmaceuticals, Inc.	4,100	(1,251)
Dyadic International, Inc.	4,100	(18,532)
Eargo, Inc.	100	(510)
Edesa Biotech, Inc.	3,000	(16,890)
Edgewise Therapeutics, Inc.	1,400	(21,392)
Eliem Therapeutics, Inc.	100	(1,046)
ENDRA Life Sciences, Inc.	4,000	(2,767)
Enveric Biosciences, Inc.	975	(907)
Equillium, Inc.	1,600	(6,000)
Erasca, Inc.	1,300	(20,254)
Evofem Biosciences, Inc.	57,100	(21,441)
Evoke Pharma, Inc.	3,100	(1,735)
Exact Sciences Corp.	3,200	(249,056)
F-star Therapeutics, Inc.	500	(2,510)
Fennec Pharmaceuticals, Inc.	1,100	(4,840)
Finch Therapeutics Group, Inc.	300	(2,991)
First Wave BioPharma, Inc.	5,580	(8,063)
Fluidigm Corp.	300	(1,176)
Foghorn Therapeutics, Inc.	500	(11,435)
Fulgent Genetics, Inc.	6,500	(653,835)
Galectin Therapeutics, Inc.	1,200	(2,484)
GBS, Inc.	4,900	(7,007)
Gemini Therapeutics, Inc.	200	(582)
Genprex, Inc.	4,100	(5,371)
GeoVax Labs, Inc.	1,700	(6,154)
Geron Corp.	29,500	(35,990)
Ginkgo Bioworks Holdings, Inc.	6,800	(56,508)
Global Blood Therapeutics, Inc.	400	(11,708)
Graphite Bio, Inc.	500	(6,215)
Greenwich Lifesciences, Inc.	500	(12,165)
Guardant Health, Inc.	1,900	(190,038)
Guardion Health Sciences, Inc.	7,600	(4,918)
Halozyme Therapeutics, Inc.	200	(8,042)
Heat Biologics, Inc.	2,028	(6,165)
Hepion Pharmaceuticals, Inc.	3,100	(3,534)
Heron Therapeutics, Inc.	25,000	(228,250)
Horizon Therapeutics plc	18,200	(1,961,232)
Hoth Therapeutics, Inc.	1,300	(857)
HTG Molecular Diagnostics, Inc.	433	(2,347)
Humanigen, Inc.	12,600	(46,872)
iBio, Inc.	44,100	(24,211)
Icosavax, Inc.	900	(20,592)
Ikena Oncology, Inc.	1,600	(20,064)
Imago Biosciences, Inc.	700	(16,597)
Immuneering Corp., Class A	200	(3,234)
ImmunityBio, Inc.	11,700	(71,136)
ImmunoPrecise Antibodies Ltd.	1,700	(9,112)
IMV, Inc.	2,900	(3,538)
Inhibikase Therapeutics, Inc.	1,800	(2,646)
Inmune Bio, Inc.	3,300	(33,660)
Innovage Holding Corp.	4,200	(21,000)
Inovio Pharmaceuticals, Inc.	47,000	(234,530)
Inspire Medical Systems, Inc.	500	(115,030)
Instil Bio, Inc.	5,600	(95,816)
Insulet Corp.	2,900	(771,603)
Intersect ENT, Inc.	3,700	(101,047)
InVivo Therapeutics Holdings Corp.	600	(274)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
INVO BioScience, Inc.	700	$(2,331)
iRhythm Technologies, Inc.	2,300	(270,687)
Iterum Therapeutics plc	63,900	(25,036)
Jaguar Health, Inc.	16,066	(16,709)
JanOne, Inc.	100	(408)
Janux Therapeutics, Inc.	1,600	(31,568)
Jupiter Wellness, Inc.	3,300	(2,937)
Kala Pharmaceuticals, Inc.	20,600	(24,926)
Keros Therapeutics, Inc.	300	(17,553)
Kiniksa Pharmaceuticals Ltd., Class A	1,600	(18,832)
Kiora Pharmaceuticals, Inc.	1,400	(2,097)
Krystal Biotech, Inc.	300	(20,985)
Lantheus Holdings, Inc.	900	(26,001)
Lexaria Bioscience Corp.	1,500	(6,075)
Lexicon Pharmaceuticals, Inc.	3,800	(14,972)
LifeStance Health Group, Inc.	10,100	(96,152)
Liminal BioSciences, Inc.	1,600	(1,744)
Lipocine, Inc.	200	(198)
Lixte Biotechnology Holdings, Inc.	900	(1,071)
LogicBio Therapeutics, Inc.	800	(1,848)
Longboard Pharmaceuticals, Inc.	400	(1,936)
Lucira Health, Inc.	6,100	(52,521)
Lyell Immunopharma, Inc.	3,100	(23,994)
Marinus Pharmaceuticals, Inc.	375	(4,455)
Matinas BioPharma Holdings, Inc.	1,400	(1,414)
MediciNova, Inc.	600	(1,608)
Microbot Medical, Inc.	2,400	(18,000)
Milestone Scientific, Inc.	6,000	(12,360)
Mirati Therapeutics, Inc.	6,600	(968,154)
Moderna, Inc.	74,160	(18,835,157)
ModivCare, Inc.	500	(74,145)
Moleculin Biotech, Inc.	2,600	(4,836)
Monte Rosa Therapeutics, Inc.	2,300	(46,966)
Motus GI Holdings, Inc.	16,800	(7,846)
MyMD Pharmaceuticals, Inc.	2,700	(16,362)
Myomo, Inc.	100	(684)
Nabriva Therapeutics plc	18,900	(11,319)
NanoVibronix, Inc.	100	(104)
Nemaura Medical, Inc.	200	(912)
NeoGenomics, Inc.	4,900	(167,188)
Neovasc, Inc.	9,000	(4,217)
Neptune Wellness Solutions, Inc.	48,400	(19,844)
Neurobo Pharmaceuticals, Inc.	200	(244)
NeuroPace, Inc.	600	(6,048)
Novavax, Inc.	8,900	(1,273,323)
Nurix Therapeutics, Inc.	600	(17,370)
Nuvalent, Inc., Class A	1,200	(22,848)
Nymox Pharmaceutical Corp.	2,000	(2,600)
Ocugen, Inc.	69,100	(314,405)
Oncolytics Biotech, Inc.	3,600	(5,004)
Ontrak, Inc.	1,100	(6,919)
OPKO Health, Inc.	15,499	(74,550)
Optinose, Inc.	2,900	(4,698)
Option Care Health, Inc.	800	(22,752)
Oragenics, Inc.	40,700	(18,152)
OraSure Technologies, Inc.	3,400	(29,546)
Organon & Co.	29,400	(895,230)
Orgenesis, Inc.	1,000	(2,880)
OrthoPediatrics Corp.	900	(53,874)
Ovid therapeutics, Inc.	300	(963)
Owens & Minor, Inc.	7,000	(304,500)
Oyster Point Pharma, Inc.	900	(16,434)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Panbela Therapeutics, Inc.	100	$(175)
Paragon 28, Inc.	200	(3,538)
PDL BioPharma, Inc. (d)	4,500	(11,115)
Penumbra, Inc.	1,000	(287,320)
PerkinElmer, Inc.	4,900	(985,194)
PetVivo Holdings, Inc.	300	(1,131)
PharmaCyte Biotech, Inc.	3,800	(9,500)
PolarityTE, Inc.	7,200	(4,226)
Poseida Therapeutics, Inc.	800	(5,448)
Predictive Oncology, Inc.	10,800	(10,281)
Progenity, Inc.	100	(229)
Progyny, Inc.	300	(15,105)
Prometheus Biosciences, Inc.	700	(27,678)
Protalix BioTherapeutics, Inc.	13,400	(11,145)
Provention Bio, Inc.	100	(562)
PTC Therapeutics, Inc.	3,500	(139,405)
Pulmonx Corp.	200	(6,414)
Qualigen Therapeutics, Inc.	12,300	(13,161)
Quidel Corp.	9,400	(1,268,906)
Rallybio Corp.	100	(954)
Rapid Micro Biosystems, Inc., Class A	300	(3,192)
Reata Pharmaceuticals, Inc., Class A	300	(7,911)
Recro Pharma, Inc.	400	(684)
Retractable Technologies, Inc.	5,100	(35,343)
Revance Therapeutics, Inc.	600	(9,792)
Reviva Pharmaceuticals Holdings, Inc.	500	(1,415)
Rockwell Medical, Inc.	9,900	(4,059)
Sage Therapeutics, Inc.	3,500	(148,890)
Sanara Medtech, Inc.	100	(3,042)
Scholar Rock Holding Corp.	400	(9,936)
Seagen, Inc.	11,600	(1,793,360)
Second Sight Medical Products, Inc.	4,600	(7,498)
Seer, Inc.	3,100	(70,711)
SELLAS Life Sciences Group, Inc.	3,667	(20,279)
Senseonics Holdings, Inc.	30,000	(80,100)
Sera Prognostics, Inc., Class A	300	(2,061)
Shockwave Medical, Inc.	2,100	(374,493)
SIGA Technologies, Inc.	500	(3,760)
Silk Road Medical, Inc.	1,000	(42,610)
Singular Genomics Systems, Inc.	1,500	(17,340)
Soligenix, Inc.	9,200	(6,075)
Sonoma Pharmaceuticals, Inc.	1,000	(4,560)
Sorrento Therapeutics, Inc.	107,200	(498,480)
Sotera Health Co.	10,200	(240,210)
Spruce Biosciences, Inc.	8,200	(36,572)
Statera Biopharma, Inc.	2,500	(5,750)
Surgalign Holdings, Inc.	1,600	(1,146)
Synaptogenix, Inc.	2,200	(18,722)
Tango Therapeutics, Inc.	1,000	(10,940)
Taro Pharmaceutical Industries Ltd.	200	(10,022)
Teladoc Health, Inc.	36,800	(3,378,976)
Tenax Therapeutics, Inc.	800	(832)
Tenaya Therapeutics, Inc.	600	(11,370)
Terns Pharmaceuticals, Inc.	100	(707)
TG Therapeutics, Inc.	5,000	(95,000)
Theravance Biopharma, Inc.	6,100	(67,405)
ThermoGenesis Holdings, Inc.	1,200	(1,212)
Titan Medical, Inc.	11,000	(6,876)
Titan Pharmaceuticals, Inc.	2,300	(2,346)
Tivic Health Systems, Inc.	200	(776)
TransCode Therapeutics, Inc.	1,600	(4,064)
Treace Medical Concepts, Inc., Class C	2,200	(41,008)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Triple-S Management Corp.	50	$(1,784)
Turning Point Therapeutics, Inc.	100	(4,770)
Ultragenyx Pharmaceutical, Inc.	1,900	(159,771)
Unicycive Therapeutics, Inc.	1,400	(2,884)
UroGen Pharma Ltd.	700	(6,657)
Vaccinex, Inc.	2,200	(2,310)
Vallon Pharmaceuticals, Inc.	500	(2,990)
Vaxart, Inc.	25,300	(158,631)
Vaxcyte, Inc.	700	(16,653)
Veracyte, Inc.	3,700	(152,440)
Verve Therapeutics, Inc.	3,200	(117,984)
Viemed Healthcare, Inc.	1,900	(9,918)
Vir Biotechnology, Inc.	7,200	(301,464)
Viveve Medical, Inc.	353	(399)
VolitionRX Ltd.	2,200	(6,908)
Vor BioPharma, Inc.	1,500	(17,430)
Voyager Therapeutics, Inc.	10,000	(27,100)
vTv Therapeutics, Inc., Class A	2,900	(2,886)
Vyant Bio, Inc.	200	(270)
VYNE Therapeutics, Inc.	600	(612)
Xeris Biopharma Holdings, Inc.	30,042	(88,023)
Xtant Medical Holdings, Inc.	2,600	(1,456)
Zivo Bioscience, Inc.	1,300	(3,731)
Zogenix, Inc.	2,100	(34,125)
Zomedica Corp.	187,200	(57,377)
Zosano Pharma Corp.	41,396	(19,456)
Zynex, Inc.	5,000	(49,850)

		(51,505,609)

Health Care Facilities & Services — (0.0)%
Elanco Animal Health, Inc. (d)	6,500	0

Industrial Products — (0.2)%
Advanced Energy Industries, Inc.	2,100	(191,226)
AEye, Inc.	1,100	(5,324)
AgEagle Aerial Systems, Inc.	22,500	(35,325)
Agrify Corp.	4,600	(42,320)
Alamo Group, Inc.	200	(29,436)
Altra Industrial Motion Corp.	1,500	(77,355)
AMMO, Inc.	26,300	(143,335)
Astec Industries, Inc.	700	(48,489)
Astra Space, Inc.	1,400	(9,702)
Astrotech Corp.	1,300	(884)
Belden, Inc.	400	(26,292)
Blink Charging Co.	14,700	(389,697)
Blue Bird Corp.	500	(7,820)
Boeing Co.	3,200	(644,224)
CAE, Inc.	400	(10,096)
Chart Industries, Inc.	3,000	(478,470)
Colfax Corp.	1,700	(78,149)
Eastman Kodak Co.	26,800	(125,424)
Energous Corp.	5,600	(7,000)
FARO Technologies, Inc.	200	(14,004)
FreightCar America, Inc.	5,500	(20,295)
Fuel Tech, Inc.	5,400	(7,560)
Generac Holdings, Inc.	2,700	(950,184)
GreenPower Motor Co., Inc.	1,100	(10,428)
Helios Technologies, Inc.	600	(63,102)
Hillenbrand, Inc.	1,400	(72,786)
Hillman Solutions Corp.	200	(2,150)
Huntington Ingalls Industries, Inc.	600	(112,044)
Hydrofarm Holdings Group, Inc.	9,900	(280,071)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Ideal Power, Inc.	900	$(10,854)
Ingersoll Rand, Inc.	39,752	(2,459,456)
IntriCon Corp.	300	(4,851)
John Bean Technologies Corp.	1,400	(214,984)
Kelso Technologies, Inc.	12,400	(5,520)
Loop Industries, Inc.	400	(4,908)
Middleby Corp.	800	(157,408)
Nikola Corp.	10,200	(100,674)
Novanta, Inc.	700	(123,431)
Polar Power, Inc.	100	(358)
Research Frontiers, Inc.	2,000	(3,440)
Shyft Group, Inc. (The)	300	(14,739)
Sypris Solutions, Inc.	1,100	(2,706)
TAT Technologies Ltd.	400	(2,520)
Toughbuilt Industries, Inc.	37,800	(13,797)
TuSimple Holdings, Inc., Class A	500	(17,925)
Urban-Gro, Inc.	600	(6,288)
Welbilt, Inc.	16,400	(389,828)
Westinghouse Air Brake Technologies Corp.	6,400	(589,504)
Workhorse Group, Inc.	17,700	(77,172)
XL Fleet Corp.	2,800	(9,268)
Xometry, Inc., Class A	1,800	(92,250)

		(8,185,073)

Industrial Services — (0.1)%
ABM Industries, Inc.	200	(8,170)
ADT, Inc.	9,400	(79,054)
AECOM	2,000	(154,700)
Air Transport Services Group, Inc.	1,000	(29,380)
Alexco Resource Corp.	9,100	(15,834)
AMERCO	200	(145,246)
API Group Corp.	2,500	(64,425)
Applied Industrial Technologies, Inc.	500	(51,350)
Arcosa, Inc.	2,300	(121,210)
Atlas Air Worldwide Holdings, Inc.	2,300	(216,476)
Brink's Co.	1,900	(124,583)
Centrus Energy Corp., Class A	1,800	(89,838)
Construction Partners, Inc., Class A	700	(20,587)
Copa Holdings SA, Class A	4,100	(338,906)
Core & Main, Inc., Class A	1,600	(48,544)
CryoPort, Inc.	500	(29,585)
Delta Air Lines, Inc.	10,100	(394,708)
Denison Mines Corp.	147,900	(202,623)
DHT Holdings, Inc.	7,900	(41,001)
EVI Industries, Inc.	100	(3,123)
Expeditors International of Washington, Inc.	500	(67,145)
First Advantage Corp.	300	(5,712)
Frontier Group Holdings, Inc.	7,600	(103,132)
GEE Group, Inc.	24,900	(14,193)
H&R Block, Inc.	200	(4,712)
Harsco Corp.	3,800	(63,498)
Ideanomics, Inc.	151,600	(181,920)
International Seaways, Inc.	2,856	(41,926)
Latham Group, Inc.	6,400	(160,192)
Lightbridge Corp.	1,390	(9,209)
Matson, Inc.	3,400	(306,102)
Montrose Environmental Group, Inc.	500	(35,255)
MYR Group, Inc.	100	(11,055)
Nordic American Tankers Ltd.	10,900	(18,421)
NV5 Global, Inc.	300	(41,436)
Orbital Energy Group, Inc.	23,300	(51,027)
Quanta Services, Inc.	5,000	(573,300)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
SEACOR Marine Holdings, Inc.	200	$(680)
Seanergy Maritime Holdings	38,500	(35,359)
Southwest Airlines Co.	18,800	(805,392)
Stericycle, Inc.	5,500	(328,020)
Sun Country Airlines Holdings, Inc.	2,600	(70,850)
Team, Inc.	700	(763)
Teekay Tankers Ltd., Class A	6,637	(72,343)
Tetra Tech, Inc.	1,100	(186,780)
TOP Ships, Inc.	13,900	(11,755)
TopBuild Corp.	200	(55,182)
TrueBlue, Inc.	300	(8,301)
US Ecology, Inc.	600	(19,164)
Vertex Energy, Inc.	7,700	(34,881)
Vivint Smart Home, Inc.	8,100	(79,218)
WESCO International, Inc.	4,300	(565,837)
Willdan Group, Inc.	500	(17,600)

		(6,159,703)

Insurance — (0.2)%
American International Group, Inc.	42,200	(2,399,492)
Atlantic American Corp.	300	(735)
Berkshire Hathaway, Inc., Class B	16,000	(4,784,000)
Cincinnati Financial Corp.	3,700	(421,541)
eHealth, Inc.	2,900	(73,950)
Enstar Group Ltd.	100	(24,759)
Goosehead Insurance, Inc., Class A	2,000	(260,160)
Kemper Corp.	1,100	(64,669)
Loews Corp.	100	(5,785)
MetLife, Inc.	3,200	(199,968)
ProAssurance Corp.	200	(5,060)
Prudential Financial, Inc.	7,800	(844,272)
RenaissanceRe Holdings Ltd.	300	(50,799)
Ryan Specialty Group Holdings, Inc., Class A	4,300	(173,505)
Selective Insurance Group, Inc.	1,100	(90,134)
Selectquote, Inc.	1,700	(15,402)
State Auto Financial Corp.	1,000	(51,690)
Sun Life Financial, Inc.	1,800	(100,242)

		(9,566,163)

Materials — (0.2)%
Advanced Drainage Systems, Inc.	6,200	(844,006)
Almaden Minerals Ltd., Class B	11,800	(3,534)
American Resources Corp.	21,600	(38,880)
Americas Gold & Silver Corp.	23,600	(19,029)
Apogee Enterprises, Inc.	100	(4,815)
Arconic Corp.	200	(6,602)
Ardagh Metal Packaging SA	8,200	(74,046)
Avient Corp.	3,500	(195,825)
Avino Silver & Gold Mines Ltd.	11,600	(9,988)
Axalta Coating Systems Ltd.	6,600	(218,592)
Ball Corp.	7,200	(693,144)
Cleveland-Cliffs, Inc.	7,600	(165,452)
CPS Technologies Corp.	5,000	(18,950)
Diversey Holdings Ltd.	9,000	(119,790)
Encore Wire Corp.	300	(42,930)
Energy Fuels, Inc.	24,700	(188,461)
Equinox Gold Corp.	41,700	(281,892)
Ferro Corp.	7,000	(152,810)
First Majestic Silver Corp.	600	(6,666)
FMC Corp.	10,500	(1,153,845)
Galiano Gold, Inc.	12,200	(8,538)
Gold Standard Ventures Corp.	4,400	(1,950)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Golden Minerals Co.	5,700	$(1,991)
Golden Star Resources Ltd.	6,500	(24,895)
GoldMining, Inc.	1,800	(2,160)
Great Panther Mining Ltd.	29,600	(6,488)
Greif, Inc., Class A	2,000	(120,740)
International Flavors & Fragrances, Inc.	7,500	(1,129,875)
International Tower Hill Mines Ltd.	1,600	(1,175)
IT Tech Packaging, Inc.	5,400	(1,242)
Kaiser Aluminum Corp.	500	(46,970)
Kirkland Lake Gold Ltd.	14,400	(604,080)
Koppers Holdings, Inc.	500	(15,650)
Maverix Metals, Inc.	100	(436)
Meta Materials, Inc.	96,650	(237,759)
Metalla Royalty & Streaming Ltd.	3,300	(22,869)
North American Construction Group Ltd.	200	(3,020)
Northern Dynasty Minerals Ltd.	5,500	(1,794)
Novagold Resources, Inc.	11,200	(76,832)
Nucor Corp.	7,600	(867,540)
Orla Mining Ltd.	2,800	(10,696)
Pactiv Evergreen, Inc.	1,800	(22,824)
PolyMet Mining Corp.	500	(1,250)
Quaker Chemical Corp.	500	(115,390)
Reliance Steel & Aluminum Co.	400	(64,888)
RPM International, Inc.	5,100	(515,100)
Schweitzer-Mauduit International, Inc.	900	(26,910)
SilverCrest Metals, Inc.	11,000	(87,010)
SiNtx Technologies, Inc.	6,200	(3,980)
Solitario Zinc Corp.	5,234	(2,616)
SSR Mining, Inc.	16,400	(290,280)
Standard Lithium Ltd.	2,500	(24,525)
Steel Dynamics, Inc.	2,500	(155,175)
Summit Materials, Inc., Class A	4,600	(184,644)
Terawulf, Inc.	100	(1,505)
Trex Co., Inc.	5,900	(796,677)
Trilogy Metals, Inc.	800	(1,320)
TriMas Corp.	200	(7,400)
Trinseo plc	2,100	(110,166)
Turquoise Hill Resources Ltd.	4,770	(78,466)
UFP Industries, Inc.	2,800	(257,628)
United States Antimony Corp.	16,957	(8,441)
View, Inc.	10,700	(41,837)
WD-40 Co.	300	(73,392)
Western Copper & Gold Corp.	4,000	(6,240)
Zymergen, Inc.	10,800	(72,252)

		(10,375,873)

Media — (0.6)%
Advantage Solutions, Inc.	5,100	(40,902)
AppLovin Corp., Class A	2,700	(254,502)
AutoWeb, Inc.	1,300	(4,420)
Boston Omaha Corp., Class A	900	(25,857)
Bright Health Group, Inc.	1,800	(6,192)
Bumble, Inc., Class A	11,800	(399,548)
DISH Network Corp., Class A	400	(12,976)
Endeavor Group Holdings, Inc., Class A	1,000	(34,890)
Engine Gaming and Media, Inc.	4,900	(14,798)
Entravision Communications Corp., Class A	1,400	(9,492)
EW Scripps Co., Class A	3,700	(71,595)
Focus Universal, Inc.	700	(6,202)
Fox Corp., Class A	6,100	(225,090)
fuboTV, Inc.	46,600	(723,232)
Gray Television, Inc.	5,000	(100,800)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Groupon, Inc.	2,500	$(57,900)
Houghton Mifflin Harcourt Co.	5,800	(93,380)
IAC / Inter Active Corp.	6,500	(849,615)
Interpublic Group of Cos., Inc. (The)	28,600	(1,071,070)
Inuvo, Inc.	30,000	(15,900)
IZEA Worldwide, Inc.	19,100	(25,594)
Liberty Broadband Corp., Class C	13,000	(2,094,300)
Liquid Media Group Ltd.	900	(945)
Lyft, Inc., Class A	23,523	(1,005,138)
Marin Software, Inc.	3,500	(12,985)
Match Group, Inc.	25,700	(3,398,825)
Media General, Inc. (d)	12,100	0
MediaAlpha, Inc., Class A	900	(13,896)
Nexstar Media Group, Inc., Class A	3,811	(575,385)
Nextdoor Holdings, Inc.	200	(1,578)
Opendoor Technologies, Inc.	15,300	(223,533)
Playtika Holding Corp.	13,100	(226,499)
Remark Holdings, Inc.	36,300	(35,991)
Roku, Inc.	21,900	(4,997,580)
RumbleON, Inc., Class B	100	(4,152)
Salem Media Group, Inc.	2,700	(8,262)
Shaw Communications, Inc., B Shares	600	(18,204)
Sinclair Broadcast Group, Inc., Class A	7,100	(187,653)
Snap, Inc., Class A	23,900	(1,124,017)
SRAX, Inc.	2,000	(8,980)
Stran & Co., Inc.	200	(1,210)
Take-Two Interactive Software, Inc.	500	(88,860)
TEGNA, Inc.	300	(5,568)
Trade Desk, Inc. (The), Class A	1,800	(164,952)
Troika Media Group, Inc.	200	(234)
Uber Technologies, Inc.	190,100	(7,970,893)
ViacomCBS, Inc., Class B	29	(875)
Walt Disney Co.	42,800	(6,629,292)
ZW Data Action Technologies, Inc.	4,800	(4,800)

		(32,848,562)

Oil & Gas — (0.3)%
Archrock, Inc.	2,000	(14,960)
Baker Hughes a GE Co.	14,200	(341,652)
Camber Energy, Inc.	87,500	(74,375)
Cenovus Energy, Inc.	10,500	(128,940)
Chesapeake Energy Corp.	22,292	(1,438,280)
Chevron Corp. (b)	8,247	(967,785)
CNX Resources Corp.	19,100	(262,625)
Crescent Energy, Inc., Class A	3,520	(44,634)
Delek US Holdings, Inc.	600	(8,994)
Denbury, Inc.	5,100	(390,609)
Devon Energy Corp.	3,583	(157,831)
DTE Midstream LLC	2,200	(105,556)
Enbridge, Inc.	38,500	(1,504,580)
Equitrans Midstream Corp.	54,800	(566,632)
Expro Group Holdings NV	3,200	(45,920)
Flotek Industries, Inc.	500	(642)
Golar LNG Ltd.	5,900	(73,101)
Gulfport Energy Operating Corp.	500	(36,015)
Hess Corp.	8,000	(592,240)
ION Geophysical Corp.	10,100	(8,888)
KLX Energy Services Holdings, Inc.	3,600	(11,160)
Laredo Petroleum, Inc.	2,850	(171,371)
Liberty Oilfield Services, Inc., Class A	5,500	(53,350)
Marathon Petroleum Corp.	3,500	(223,965)
New Fortress Energy LLC	14,800	(357,272)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
ONEOK, Inc.	20,000	$(1,175,200)
Par Pacific Holdings, Inc.	1,500	(24,735)
PDC Energy, Inc.	2,016	(98,340)
RPC, Inc.	15,200	(69,008)
Sino-Global Shipping America Ltd.	5,600	(26,712)
Smart Sand, Inc.	1,700	(3,026)
TC Energy Corp.	9,300	(432,822)
Tellurian, Inc.	11,000	(33,880)
TETRA Technologies, Inc.	1,700	(4,828)
US Silica Holdings, Inc.	600	(5,640)
Valero Energy Corp. (b)	11,428	(858,357)
Williams Cos., Inc.	137,300	(3,575,292)

		(13,889,217)

Pharmaceuticals — (0.0)%
Contra Aerpio Pharmaceuticals (d)	400	0

Real Estate — (0.5)%
Acadia Realty Trust	5,600	(122,248)
Alexandria Real Estate Equities, Inc.	8,400	(1,872,864)
American Campus Communities, Inc.	8,400	(481,236)
Americold Realty Trust	44,800	(1,468,992)
Apartment Income REIT Corp.	3,100	(169,477)
AvalonBay Communities, Inc.	200	(50,518)
Boston Properties, Inc.	9,900	(1,140,282)
Brandywine Realty Trust	7,300	(97,966)
CBRE Group, Inc., Class A	800	(86,808)
Compass, Inc., Class A	1,700	(15,453)
Corporate Office Properties Trust	2,800	(78,316)
Cousins Properties, Inc.	8,498	(342,299)
DiamondRock Hospitality Co.	5,700	(54,777)
Digital Realty Trust, Inc.	14,300	(2,529,241)
Douglas Emmett, Inc.	9,900	(331,650)
Duke Realty Corp.	300	(19,692)
Empire State Realty Trust, Inc.	5,400	(48,060)
Equity Residential	13,900	(1,257,950)
Essex Property Trust, Inc.	2,800	(986,244)
eXp World Holdings, Inc.	300	(10,107)
Fathom Holdings, Inc.	300	(6,138)
Gaucho Group Holdings, Inc.	3,400	(7,242)
Highwoods Properties, Inc.	5,900	(263,081)
Host Hotels & Resorts, Inc.	169,700	(2,951,083)
Howard Hughes Corp. (The)	200	(20,356)
InvenTrust Properties Corp.	2,300	(62,698)
Iron Mountain, Inc.	27,100	(1,418,143)
Jones Lang LaSalle, Inc.	1,100	(296,274)
Kilroy Realty Corp.	400	(26,584)
Kimco Realty Corp.	7,700	(189,805)
Kite Realty Group Trust	16,100	(350,658)
Medical Properties Trust, Inc.	300	(7,092)
MGM Growth Properties LLC, Class A	400	(16,340)
Mid-America Apartment Communities, Inc.	300	(68,832)
Newmark Group, Inc., Class A	200	(3,740)
NexPoint Residential Trust, Inc.	300	(25,149)
Pebblebrook Hotel Trust	10,200	(228,174)
Phillips Edison & Co., Inc.	2,800	(92,512)
PotlatchDeltic Corp.	6,521	(392,695)
Rayonier, Inc.	3,500	(141,260)
Redfin Corp.	800	(30,712)
Regency Centers Corp.	11,200	(843,920)
Ryman Hospitality Properties, Inc.	3,800	(349,448)
Saul Centers, Inc.	200	(10,604)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
SL Green Realty Corp.	1,300	$(93,210)
Sunstone Hotel Investors, Inc.	11,500	(134,895)
UDR, Inc.	11,700	(701,883)
Ventas, Inc.	35,238	(1,801,367)
VICI Properties, Inc.	18,900	(569,079)
Vornado Realty Trust	19,500	(816,270)
Washington Real Estate Investment Trust	1,100	(28,435)
Welltower, Inc.	28,100	(2,410,137)
Weyerhaeuser Co.	50,300	(2,071,354)

		(27,593,350)

Renewable Energy — (0.2)%
Advent Technologies Holdings, Inc.	4,700	(32,947)
Alto Ingredients, Inc.	13,100	(63,011)
Ameresco, Inc., Class A	2,900	(236,176)
American Superconductor Corp.	200	(2,176)
Archaea Energy, Inc.	900	(16,452)
Array Technologies, Inc.	30,500	(478,545)
Beam Global	500	(9,300)
Broadwind, Inc.	5,100	(9,588)
Cleanspark, Inc.	14,500	(138,040)
First Solar, Inc.	19,300	(1,682,188)
Flux Power Holdings, Inc.	3,000	(12,870)
FuelCell Energy, Inc.	84,029	(436,951)
Gevo, Inc.	1,300	(5,564)
Green Plains, Inc.	1,300	(45,188)
Mechanical Technology, Inc.	3,400	(36,584)
Montauk Renewables, Inc.	800	(8,200)
Plug Power, Inc.	47,000	(1,326,810)
Renewable Energy Group, Inc.	8,400	(356,496)
Shoals Technologies Group, Inc., Class A	23,600	(573,480)
SolarEdge Technologies, Inc.	300	(84,171)
Sunrun, Inc.	72,415	(2,483,834)
Sunworks, Inc.	5,100	(15,657)

		(8,054,228)

Retail & Wholesale - Discretionary — (0.4)%
1847 Goedeker, Inc.	9,300	(22,320)
1stdibs.com, Inc.	900	(11,259)
Abercrombie & Fitch Co., Class A	19,700	(686,151)
Academy Sports & Outdoors, Inc.	2,200	(96,580)
ADDvantage Technologies Group, Inc.	1,400	(2,422)
Aspen Aerogels, Inc.	200	(9,958)
Bath & Body Works, Inc.	9,700	(676,963)
Beacon Roofing Supply, Inc.	4,100	(235,135)
Best Buy Co., Inc.	13,900	(1,412,240)
Big 5 Sporting Goods Corp.	3,000	(57,030)
Builders FirstSource, Inc.	35,600	(3,051,276)
Burlington Stores, Inc.	2,100	(612,171)
CarLotz, Inc.	23,700	(53,799)
CarParts.com, Inc.	11,200	(125,440)
Carvana Co.	29,900	(6,930,521)
Citi Trends, Inc.	100	(9,475)
Digital Brands Group, Inc.	3,800	(8,740)
Dillard's, Inc., Class A	200	(49,004)
Ever-Glory International Group, Inc.	200	(494)
Figs, Inc., Class A	3,400	(93,704)
Foot Locker, Inc.	2,800	(122,164)
Freshpet, Inc.	1,900	(181,013)
Gap, Inc.	45,600	(804,840)
GrowGeneration Corp.	1,400	(18,270)
iPower, Inc.	4,300	(10,234)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
JOANN, Inc.	5,800	$(60,204)
Kirkland's, Inc.	1,600	(23,888)
Kohl's Corp.	1,500	(74,085)
Lithia Motors, Inc., Class A	100	(29,695)
LKQ Corp.	15,100	(906,453)
LMP Automotive Holdings, Inc.	100	(699)
MarineMax, Inc.	3,900	(230,256)
Mister Car Wash, Inc.	11,400	(207,594)
NovaBay Pharmaceuticals, Inc.	12,100	(4,557)
ODP Corp. (The)	1,900	(74,632)
Overstock.com, Inc.	15,000	(885,150)
Petco Health & Wellness Co., Inc.	14,300	(282,997)
Qurate Retail, Inc., Class A	5,300	(40,280)
Ross Stores, Inc.	900	(102,852)
Signet Jewelers Ltd.	600	(52,218)
Sportsman's Warehouse Holdings, Inc.	8,100	(95,580)
Takung Art Co., Ltd.	100	(405)
TJX Cos., Inc.	15,000	(1,138,800)
Victoria's Secret & Co.	3,100	(172,174)
Vroom, Inc.	21,700	(234,143)
Williams-Sonoma, Inc.	1,400	(236,782)

		(20,134,647)

Retail & Wholesale - Staples — (0.3)%
Archer-Daniels-Midland Co.	9,700	(655,623)
Big Lots, Inc.	700	(31,535)
Bunge Ltd.	15,900	(1,484,424)
Dollar General Corp.	19,900	(4,693,017)
Dollar Tree, Inc.	35,100	(4,932,252)
Grocery Outlet Holding Corp.	18,000	(509,040)
HF Foods Group, Inc.	1,200	(10,152)
Laird Superfood, Inc.	700	(9,128)
MedAvail Holdings, Inc.	200	(280)
Mission Produce, Inc.	1,600	(25,120)
Natural Grocers by Vitamin Cottage, Inc.	500	(7,125)
Performance Food Group Co.	27,000	(1,239,030)
PriceSmart, Inc.	700	(51,219)
United Natural Foods, Inc. (l)	200	(9,816)

		(13,657,761)

Software & Technology Services — (0.6)%
Accenture plc, Class A	5,300	(2,197,115)
Affirm Holdings, Inc.	3,200	(321,792)
Akerna Corp.	10,700	(18,725)
Alight, Inc., Class A	1,900	(20,539)
Alithya Group, Inc., Class A	500	(1,275)
Alkami Technology, Inc.	1,200	(24,072)
Apollo Medical Holdings, Inc.	900	(66,132)
Appfolio, Inc., Class A	100	(12,106)
Auddia, Inc.	4,300	(7,654)
Autodesk, Inc.	2,200	(618,618)
AvidXchange Holdings, Inc.	200	(3,012)
Bandwidth, Inc., Class A	4,800	(344,448)
Bitfarms Ltd.	2,300	(11,615)
BlackBerry Ltd.	1,900	(17,765)
Boxlight Corp., Class A	21,700	(29,946)
BSQUARE Corp.	7,100	(12,141)
CareCloud, Inc.	1,500	(9,480)
Change Healthcare, Inc.	4,600	(98,348)
Clarivate plc	28,900	(679,728)
Clear Secure, Inc., Class A	1,300	(40,781)
Cognizant Technology Solutions Corp., Class A	2,100	(186,312)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Confluent, Inc., Class A	12,200	$(930,128)
Couchbase, Inc.	600	(14,976)
CS Disco, Inc.	4,300	(153,725)
CYNGN, Inc.	2,100	(9,450)
Data Storage Corp.	2,300	(7,038)
Digital Turbine, Inc.	16,100	(981,939)
Doximity, Inc., Class A	20,700	(1,037,691)
DSS, Inc.	1,300	(874)
Dun & Bradstreet Holdings, Inc.	29,900	(612,651)
Duolingo, Inc.	600	(63,666)
Elys Game Technology Corp.	8,100	(24,543)
EverCommerce, Inc.	2,500	(39,375)
Exela Technologies, Inc.	47,900	(42,027)
Fiserv, Inc.	63,800	(6,621,802)
ForgeRock, Inc., Class A	100	(2,669)
Genius Brands International, Inc.	105,300	(110,565)
Global Payments, Inc.	200	(27,036)
Globant SA	2,200	(690,998)
GreenBox POS	8,100	(34,020)
Health Catalyst, Inc.	500	(19,810)
Hive Blockchain Technologies Ltd.	900	(2,376)
Hut 8 Mining Corp.	3,700	(29,045)
Inpixon	13,400	(8,040)
Insight Enterprises, Inc.	1,900	(202,540)
Intapp, Inc.	100	(2,516)
Integral Ad Science Holding Corp.	2,400	(53,304)
Intrusion, Inc.	2,400	(8,256)
Kyndryl Holdings, Inc.	7,100	(128,510)
LiveRamp Holdings, Inc.	400	(19,180)
Marathon Digital Holdings, Inc.	35,900	(1,179,674)
MarketAxess Holdings, Inc.	1,300	(534,651)
Matterport, Inc.	11,600	(239,424)
MeridianLink, Inc.	300	(6,474)
Monday.com Ltd.	8,700	(2,685,864)
Multiplan Corp.	400	(1,772)
NantHealth, Inc.	2,700	(2,849)
Nielsen Holdings plc	28,600	(586,586)
Outbrain, Inc.	400	(5,600)
Outset Medical, Inc.	500	(23,045)
PAE, Inc.	5,700	(56,601)
Paya Holdings, Inc.	1,800	(11,412)
Paycor HCM, Inc.	3,479	(100,230)
Paymentus Holdings, Inc., Class A	200	(6,996)
Pegasystems, Inc.	500	(55,910)
PowerSchool Holdings, Inc., Class A	700	(11,529)
Priority Technology Holdings, Inc.	100	(708)
Q2 Holdings, Inc.	4,900	(389,256)
Quantum Computing, Inc.	1,200	(4,092)
Remitly Global, Inc.	100	(2,062)
Repay Holdings Corp.	9,100	(166,257)
Riot Blockchain, Inc.	40,800	(911,064)
S&P Global, Inc.	2,879	(1,358,686)
Science Applications International Corp.	1,500	(125,385)
Seachange International, Inc.	17,100	(27,360)
SentinelOne, Inc., Class A	22,100	(1,115,829)
Shift4 Payments, Inc., Class A	1,100	(63,723)
ShiftPixy, Inc.	1,400	(1,638)
Shopify, Inc., Class A	600	(826,434)
Snowflake, Inc., Class A	8,900	(3,014,875)
SolarWinds Corp.	5,050	(71,660)
Sprinklr, Inc., Class A	700	(11,109)
Tabula Rasa HealthCare, Inc.	400	(6,000)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Telos Corp.	100	$(1,542)
Thomson Reuters Corp.	2,100	(251,202)
Twilio, Inc., Class A	1,400	(368,676)
Unisys Corp.	600	(12,342)
Verb Technology Co., Inc.	24,600	(30,504)
VerifyMe, Inc.	800	(2,552)
Veritone, Inc.	1,300	(29,224)
VirnetX Holding Corp.	2,300	(5,980)
Vislink Technologies, Inc.	16,000	(18,880)
Xperi Holding Corp.	4,500	(85,095)
Zeta Global Holdings Corp., Class A	600	(5,052)

		(31,016,158)

Tech Hardware & Semiconductors — (0.2)%
3D Systems Corp.	100	(2,154)
ACM Research, Inc., Class A	1,100	(93,797)
ADTRAN, Inc.	200	(4,566)
Advanced Micro Devices, Inc.	21,934	(3,156,303)
Aehr Test Systems	600	(14,508)
AmpliTech Group, Inc.	2,700	(10,638)
Analog Devices, Inc.	17	(2,988)
Applied DNA Sciences, Inc.	1,300	(5,226)
Applied Materials, Inc.	1,500	(236,040)
Applied UV, Inc.	900	(2,430)
Azenta, Inc.	200	(20,622)
Ballantyne Strong, Inc.	100	(289)
Coherent, Inc.	800	(213,232)
ComSovereign Holding Corp.	17,800	(13,437)
Digital Ally, Inc.	18,400	(19,688)
Forward Industries, Inc.	1,900	(2,964)
HP, Inc.	3,100	(116,777)
II-VI, Inc.	10,100	(690,133)
Infinera Corp.	100	(959)
KULR Technology Group, Inc.	13,100	(36,156)
Marvell Technology, Inc.	86,170	(7,539,013)
MicroVision, Inc.	9,939	(49,794)
MICT, Inc.	33,400	(27,722)
Minim, Inc.	2,400	(3,000)
NXT-ID, Inc.	3,060	(9,364)
Ondas Holdings, Inc.	14,200	(95,282)
Red Cat Holdings, Inc.	18,800	(39,104)
Sight Sciences, Inc.	1,000	(17,570)
SigmaTron International, Inc.	1,500	(15,495)
SkyWater Technology, Inc.	2,800	(45,416)
Sonim Technologies, Inc.	5,560	(5,125)
Sonos, Inc.	5,500	(163,900)
Trio-Tech International	1,000	(13,430)
Ubiquiti, Inc.	600	(184,020)
Vizio Holding Corp., Class A	2,800	(54,404)

		(12,905,546)

Telecommunications — (0.1)%
AST SpaceMobile, Inc.	3,700	(29,378)
ATN International, Inc.	100	(3,995)
BCE, Inc.	7,000	(364,280)
Frontier Communications Parent, Inc.	16,800	(495,432)
Globalstar, Inc.	135,300	(156,948)
IDT Corp., Class B	3,300	(145,728)
Rogers Communications, Inc., Class B	1,900	(90,497)
Shenandoah Telecommunications Co.	1,000	(25,500)
T-Mobile US, Inc.	46,032	(5,338,791)
United States Cellular Corp.	100	(3,152)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
Verizon Communications, Inc.	2,500	$(130,625)

		(6,784,326)

Utilities — (0.2)%
Algonquin Power & Utilities Corp.	22,600	(326,570)
Atmos Energy Corp.	4,400	(460,988)
Avangrid, Inc.	1,300	(64,844)
Brookfield Renewable Corp., Class A	2,300	(84,709)
California Water Service Group	1,800	(129,348)
CenterPoint Energy, Inc.	42,700	(1,191,757)
Clearway Energy, Inc., Class C	9,900	(356,697)
Dominion Resources, Inc.	4,500	(353,520)
Edison International	19,700	(1,344,525)
Entergy Corp.	15,900	(1,791,135)
Essential Utilities, Inc.	4,700	(252,343)
FTC Solar, Inc.	9,000	(68,040)
Genie Energy Ltd., Class B	700	(3,899)
New Jersey Resources Corp.	1,800	(73,908)
NextEra Energy Partners LP	4,700	(396,680)
NextEra Energy, Inc.	10,000	(933,600)
NRG Energy, Inc.	45,500	(1,960,140)
Ormat Technologies, Inc.	3,100	(245,830)
PG&E Corp.	156,400	(1,898,696)
Public Service Enterprise Group, Inc.	6,600	(440,418)
SJW Group	300	(21,960)
South Jersey Industries, Inc.	4,100	(107,092)
Southwest Gas Corp.	800	(56,040)
UGI Corp.	5,500	(252,505)

		(12,815,244)

Total North America		(344,995,733)

Oceania — (0.0)%
Banking — (0.0)%
Westpac Banking Corp., ADR	2,100	(32,382)

Consumer Discretionary Products — (0.0)%
Naked Brand Group Ltd.	22,386	(119,989)

Health Care — (0.0)%
Opthea Ltd., ADR	100	(750)

Tech Hardware & Semiconductors — (0.0)%
Integrated Media Technology Ltd.	1,600	(7,152)

Total Oceania		(160,273)

South America — (0.3)%
Banking — (0.1)%
Banco de Chile, ADR	2,300	(36,133)
Banco Santander Brasil SA, ADR	20,200	(108,474)
Banco Santander Chile, ADR	500	(8,145)
Bancolombia SA, ADR	3,100	(97,929)
Itau Unibanco Holding SA, ADR	772,800	(2,898,000)

		(3,148,681)

Consumer Discretionary Services — (0.0)%
Afya Ltd., Class A	2,500	(39,275)
Arcos Dorados Holdings, Inc., A Shares	8,937	(52,103)

		(91,378)

Consumer Staple Products — (0.0)%
Adecoagro SA	800	(6,144)
Ambev SA, ADR	46,000	(128,800)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
BRF SA, ADR	58,600	$(239,674)
Natura & Co. Holding SA, ADR	7,500	(69,525)

		(444,143)

Financial Services — (0.0)%
Vinci Partners Investments Ltd., Class A	2,200	(23,540)
XP, Inc., Class A	37,081	(1,065,708)

		(1,089,248)

Industrial Services — (0.0)%
Azul SA, ADR	27,400	(361,680)
Corporacion America Airports SA	1,700	(9,809)
Gol Linhas Aereas Inteligentes SA, ADR	40,223	(243,349)

		(614,838)

Materials — (0.0)%
Sociedad Quimica y Minera de Chile SA, ADR	200	(10,086)
Suzano SA, ADR	2,900	(31,320)
Vale SA, ADR	56,700	(794,934)

		(836,340)

Media — (0.0)%
Liberty Latin America Ltd., Class C	8,700	(99,180)

Oil & Gas — (0.0)%
Cosan SA, ADR	2,400	(37,608)
Ecopetrol SA, ADR	11,500	(148,235)
Transportadora de Gas del Sur SA, ADR	2,000	(8,880)
Ultrapar Participacoes SA, ADR	2,600	(6,864)

		(201,587)

Retail & Wholesale - Discretionary — (0.2)%
MercadoLibre, Inc.	5,200	(7,011,680)
Sendas Distribuidora SA, ADR	2,200	(26,070)

		(7,037,750)

Software & Technology Services — (0.0)%
Arco Platform Ltd., Class A	4,700	(98,183)
Dlocal Ltd.	25,400	(906,526)
Pagseguro Digital Ltd., Class A	13,100	(343,482)
Vasta Platform Ltd.	3,900	(16,497)
VTEX, Class A	1,900	(20,368)

		(1,385,056)

Telecommunications — (0.0)%
Millicom International Cellular SA	400	(11,380)
Telefonica Brasil SA, ADR	30,100	(260,365)
TIM SA, ADR	500	(5,820)

		(277,565)

Utilities — (0.0)%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	28,500	(209,190)
Cia Paranaense de Energia, ADR	9,700	(54,611)
Enel Americas SA, ADR	18,500	(100,640)
Pampa Energia SA, ADR	1,000	(21,110)

		(385,551)

Total South America		(15,611,317)

TOTAL COMMON STOCK (PROCEEDS $458,237,432)		(448,807,970)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Shares	Value
CORPORATE BONDS & NOTES — (0.1)%
Asia — (0.1)%
Integrated Oils — (0.1)%
KazMunayGas National Co. JSC (b),(k)	$6,306,000	$(7,762,005)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $7,769,319)		(7,762,005)

EXCHANGE-TRADED FUNDS — (0.1)%
ARK Innovation ETF (b)	8,872	(839,202)
Energy Select Sector SPDR Fund (b)	69,654	(3,865,797)
iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	5,055	(669,889)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $5,082,873)		(5,374,888)

RIGHTS — (0.0)%
Asia — (0.0)%
Industrial Products — (0.0)%
Asia Pacific Wire & Cable Corp., Ltd. (d)	500	0

		0

SOVEREIGN DEBT — (0.9)%
Angolan Government International Bond (b),(k)	10,136,000	(10,829,505)
Egypt Government International Bond (k)	3,850,000	(4,032,875)
Egypt Government International Bond, MTN (b),(k)	3,990,000	(3,832,275)
Mexico Government International Bond (b)	19,543,000	(22,191,077)
Turkey Government International Bond (b)	4,515,000	(4,600,695)

TOTAL SOVEREIGN DEBT (PROCEEDS $45,002,377)		(45,486,427)

WARRANTS — (0.0)%
North America — (0.0)%
FTS International, Inc. (d)	199	0
FTS International, Inc. (d)	499	0
Galectin Therapeutics, Inc. (d)	1,340	0
Salarius Pharmaceuticals, Inc. (d)	1,000	0

Total North America		0

TOTAL WARRANTS (PROCEEDS $0)		0

TOTAL SECURITIES SOLD SHORT — (9.6)% (PROCEEDS $516,092,001)		$(507,431,290)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(d)	Security is valued using significant unobservable inputs.
(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of December 31, 2021.

(g)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(h)	Non-interest bearing bond.
(i)	All or a portion of the security represents an unsettled loan commitment at December 31, 2021 where the rate will be determined at time of settlement.
(j)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

(k)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the United States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(l)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(m)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2021. Maturity date presented is the ultimate maturity.
(n)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Islet Offshore Fund Ltd., Islet Onshore Fund LP, Atreides Foundation Fund Ltd., Atreides Co., Asgard Fixed Income Risk Premia Fund and Rokos Global Macro Fund Ltd., Class S are 1/2/2019, 12/30/2019, 02/01/2021, 02/01/2021, 4/1/2021, 7/1/2021, 8/2/2021 and 9/1/2021.

(o)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at December 31, 2021

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
CRUDE OIL FUT OPT DEC22	100.00 USD	11/16/22	13,799	(963,584,170)	$(6,276,384)	$(25,804,130)	$(19,527,746)
CRUDE OIL FUT OPT DEC22	95.00 USD	11/16/22	151	(10,544,330)	(332,430)	(368,440)	(36,010)
CRUDE OIL FUT OPT DEC23	100.00 USD	11/15/23	509	(33,029,010)	(1,548,704)	(1,303,040)	245,664
CRUDE OIL FUT OPT FEB22	80.00 USD	01/14/22	129	(9,702,090)	(277,546)	(64,500)	213,046
CRUDE OIL FUT OPT FEB22	120.00 USD	01/26/22	300	(22,563,000)	(44,919)	(3,000)	41,919
G4 03312022 G4 C10 FEB2	10.00 USD	02/23/22	204	(2,040,000)	(918,296)	(2,040)	916,256
NAT GAS EURO OPT APR22	4.00 USD	03/28/22	107	(3,752,490)	(140,706)	(153,438)	(12,732)
NAT GAS EURO OPT APR22	7.00 USD	03/28/22	76	(9,500)	(36,683)	(7,220)	29,463
NAT GAS EURO OPT APR22	2.50 USD	03/28/22	332	(11,643,240)	(967,929)	(3,398,352)	(2,430,423)
NAT GAS EURO OPT APR23	3.00 USD	03/28/23	21	(652,890)	(39,326)	(101,577)	(62,251)
NAT GAS EURO OPT APR23	5.00 USD	03/28/23	150	(4,663,500)	(165,401)	(91,500)	73,901
NAT GAS EURO OPT AUG22	4.00 USD	07/26/22	107	(3,912,990)	(140,706)	(304,950)	(164,244)
NAT GAS EURO OPT AUG22	7.00 USD	07/26/22	76	(9,500)	(36,683)	(13,680)	23,003
NAT GAS EURO OPT AUG22	2.50 USD	07/26/22	150	(5,485,500)	(427,900)	(1,786,350)	(1,358,450)
NAT GAS EURO OPT AUG23	3.00 USD	07/26/23	21	(659,820)	(39,326)	(100,590)	(61,264)
NAT GAS EURO OPT AUG23	5.00 USD	07/26/23	150	(4,713,000)	(165,401)	(79,950)	85,451
NAT GAS EURO OPT DEC23	3.00 USD	11/27/23	21	(737,730)	(39,326)	(177,450)	(138,124)
NAT GAS EURO OPT FEB22	6.00 USD	01/26/22	64	(2,387,200)	(107,051)	(9,088)	97,963
NAT GAS EURO OPT FEB22	4.75 USD	01/26/22	11	(410,300)	(20,104)	(4,895)	15,209
NAT GAS EURO OPT FEB23	3.00 USD	01/26/23	21	(835,800)	(39,326)	(246,435)	(207,109)
NAT GAS EURO OPT JAN23	3.00 USD	12/27/22	21	(858,900)	(39,326)	(255,885)	(216,559)
NAT GAS EURO OPT JUL22	7.00 USD	06/27/22	76	(9,500)	(36,683)	(9,500)	27,183
NAT GAS EURO OPT JUL22	4.00 USD	06/27/22	107	(3,892,660)	(140,706)	(270,710)	(130,004)
NAT GAS EURO OPT JUL22	2.50 USD	06/27/22	150	(5,457,000)	(427,901)	(1,748,700)	(1,320,799)
NAT GAS EURO OPT JUL23	3.00 USD	06/27/23	21	(656,250)	(39,326)	(96,999)	(57,673)
NAT GAS EURO OPT JUL23	5.00 USD	06/27/23	150	(4,687,500)	(165,401)	(72,600)	92,801
NAT GAS EURO OPT JUN22	4.00 USD	05/25/22	107	(3,829,530)	(140,706)	(221,704)	(80,998)
NAT GAS EURO OPT JUN22	7.00 USD	05/25/22	76	(9,500)	(36,683)	(5,700)	30,983
NAT GAS EURO OPT JUN22	2.50 USD	05/25/22	150	(5,368,500)	(427,901)	(1,655,700)	(1,227,799)
NAT GAS EURO OPT JUN23	3.00 USD	05/25/23	21	(646,380)	(39,326)	(90,216)	(50,890)
NAT GAS EURO OPT JUN23	5.00 USD	05/25/23	150	(4,617,000)	(165,401)	(63,600)	101,801
NAT GAS EURO OPT MAR22	6.00 USD	02/23/22	128	(4,552,960)	(462,422)	(32,896)	429,526
NAT GAS EURO OPT MAR22	3.75 USD	02/23/22	75	(2,667,750)	(195,950)	(153,300)	42,650
NAT GAS EURO OPT MAR22	30.00 USD	02/23/22	493	(18,171,980)	(263,266)	(1,972)	261,294
NAT GAS EURO OPT MAR23	3.00 USD	02/23/23	21	(774,060)	(39,326)	(205,023)	(165,697)
NAT GAS EURO OPT MAY22	4.00 USD	04/26/22	107	(3,771,750)	(140,706)	(187,678)	(46,972)
NAT GAS EURO OPT MAY22	7.00 USD	04/26/22	76	(2,679,000)	(36,683)	(4,256)	32,427
NAT GAS EURO OPT MAY22	2.50 USD	04/26/22	150	(5,287,500)	(427,901)	(1,570,800)	(1,142,899)
NAT GAS EURO OPT MAY23	3.00 USD	04/25/23	21	(638,190)	(39,326)	(87,045)	(47,719)
NAT GAS EURO OPT MAY23	5.00 USD	04/25/23	150	(4,558,500)	(165,401)	(63,000)	102,401
NAT GAS EURO OPT NOV23	3.00 USD	10/26/23	21	(692,370)	(39,326)	(131,859)	(92,533)
NAT GAS EURO OPT OCT22	7.00 USD	09/27/22	76	(2,793,760)	(36,683)	(25,992)	10,691
NAT GAS EURO OPT OCT22	2.50 USD	09/27/22	150	(5,514,000)	(427,900)	(1,843,500)	(1,415,600)
NAT GAS EURO OPT OCT23	3.00 USD	09/26/23	21	(666,120)	(39,326)	(110,292)	(70,966)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT OCT23	5.00 USD	09/26/23	150	(4,758,000)	$(165,401)	$(108,000)	$57,401
NAT GAS EURO OPT SEP22	4.00 USD	08/26/22	107	(103,897)	(140,706)	(330,202)	(189,496)
NAT GAS EURO OPT SEP22	7.00 USD	08/26/22	76	(9,500)	(36,683)	(18,544)	18,139
NAT GAS EURO OPT SEP22	2.50 USD	08/26/22	150	(5,467,500)	(427,901)	(1,783,950)	(1,356,049)
NAT GAS EURO OPT SEP23	3.00 USD	08/28/23	21	(658,140)	(39,326)	(102,354)	(63,028)
NAT GAS EURO OPT SEP23	5.00 USD	08/28/23	150	(4,701,000)	(165,401)	(90,000)	75,401
NAT GAS STRIP DEC22	3.50 USD	12/22/22	410	(50,307,000)	(378,000)	(3,442,770)	(3,064,770)
NATURAL GAS FUTURE APR23	4.00 USD	03/28/23	76	(2,362,840)	(61,840)	(129,960)	(68,120)
NATURAL GAS FUTURE AUG23	4.00 USD	07/26/23	76	(2,387,920)	(61,840)	(120,460)	(58,620)
NATURAL GAS FUTURE DEC23	3.50 USD	11/27/23	63	(2,213,190)	(79,946)	(384,804)	(304,858)
NATURAL GAS FUTURE DEC23	4.00 USD	11/27/23	76	(2,669,880)	(61,840)	(339,036)	(277,196)
NATURAL GAS FUTURE FEB23	3.50 USD	01/26/23	63	(2,507,400)	(79,946)	(574,812)	(494,866)
NATURAL GAS FUTURE FEB23	4.00 USD	01/26/23	76	(3,024,800)	(61,840)	(563,616)	(501,776)
NATURAL GAS FUTURE JAN23	4.00 USD	12/27/22	76	(3,108,400)	(61,840)	(553,584)	(491,744)
NATURAL GAS FUTURE JAN23	3.50 USD	12/27/22	63	(2,576,700)	(79,946)	(579,978)	(500,032)
NATURAL GAS FUTURE JUL23	4.00 USD	06/27/23	76	(2,375,000)	(61,840)	(112,404)	(50,564)
NATURAL GAS FUTURE JUN23	4.00 USD	05/25/23	76	(2,339,280)	(61,840)	(100,928)	(39,088)
NATURAL GAS FUTURE MAR23	3.50 USD	02/23/23	63	(2,322,180)	(79,946)	(485,982)	(406,036)
NATURAL GAS FUTURE MAR23	4.00 USD	02/23/23	76	(2,801,360)	(61,840)	(486,172)	(424,332)
NATURAL GAS FUTURE MAY23	4.00 USD	04/25/23	76	(2,309,640)	(61,840)	(98,496)	(36,656)
NATURAL GAS FUTURE NOV23	4.00 USD	10/26/23	76	(2,505,720)	(61,840)	(219,260)	(157,420)
NATURAL GAS FUTURE NOV23	3.50 USD	10/26/23	63	(2,077,110)	(79,946)	(263,466)	(183,520)
NATURAL GAS FUTURE OCT23	4.00 USD	09/26/23	76	(2,410,720)	(61,840)	(146,376)	(84,536)
NATURAL GAS FUTURE SEP23	4.00 USD	08/28/23	76	(2,381,840)	(61,840)	(128,212)	(66,372)
PHE FUTURE APR22	2.50 USD	03/28/22	857	(2,142,500)	(686,153)	(2,193,063)	(1,506,910)

					$(18,919,104)	$(56,285,981)	$(37,366,877)

Exchange-Traded Put Options Written
BRENT CRUDE FUT OPT MAY22	50.00 USD	04/26/22	1,200	(92,028,000)	$(935,676)	$(912,000)	$23,676
BRENT CRUDE FUT OPT JAN23	60.00 USD	12/06/22	24	(1,749,120)	(14,394)	(5,040)	9,354
BRENT CRUDE FUT OPT NOV23	60.00 USD	10/26/23	429	(29,875,560)	(3,341,794)	(3,504,930)	(163,136)
CRUDE OIL FUT OPT DEC22	50.00 USD	11/16/22	150	(10,474,500)	(945,228)	(531,000)	414,228
CRUDE OIL FUT OPT FEB22	58.00 USD	01/14/22	300	(22,563,000)	(913,546)	(24,000)	889,546
NAT GAS EURO OPT APR22	3.00 USD	03/28/22	300	(10,521,000)	(642,801)	(252,900)	389,901
NAT GAS EURO OPT APR22	2.20 USD	03/28/22	75	(2,630,250)	(29,450)	(4,800)	24,650
NAT GAS EURO OPT APR22	2.25 USD	03/28/22	129	(4,524,030)	(170,625)	(9,804)	160,821
NAT GAS EURO OPT APR23	1.50 USD	03/28/23	21	(652,890)	(4,256)	(1,470)	2,786
NAT GAS EURO OPT AUG22	2.25 USD	07/26/22	129	(4,717,530)	(170,625)	(19,479)	151,146
NAT GAS EURO OPT AUG22	2.20 USD	07/26/22	75	(2,742,750)	(29,450)	(9,375)	20,075
NAT GAS EURO OPT AUG22	2.50 USD	07/26/22	118	(4,315,260)	(85,275)	(41,654)	43,621
NAT GAS EURO OPT AUG23	1.50 USD	07/26/23	21	(659,820)	(4,256)	(987)	3,269
NAT GAS EURO OPT DEC22	2.20 USD	11/25/22	75	(2,634,750)	(29,450)	(18,825)	10,625
NAT GAS EURO OPT DEC23	1.50 USD	11/27/23	21	(737,730)	(4,256)	(2,100)	2,156
NAT GAS EURO OPT FEB22	2.20 USD	01/26/22	75	(2,667,750)	(29,450)	(975)	28,475
NAT GAS EURO OPT FEB22	2.50 USD	01/26/22	150	(5,595,000)	(10,901)	(5,850)	5,051
NAT GAS EURO OPT FEB22	4.00 USD	01/26/22	644	(24,021,200)	(2,770,920)	(2,731,204)	39,716
NAT GAS EURO OPT FEB22	4.75 USD	01/26/22	343	(12,793,900)	(1,973,166)	(3,651,235)	(1,678,069)
NAT GAS EURO OPT FEB23	1.50 USD	01/26/23	21	(835,800)	(4,256)	(399)	3,857
NAT GAS EURO OPT JAN23	1.50 USD	12/27/22	21	(858,900)	(4,256)	(126)	4,130
NAT GAS EURO OPT JUL22	2.20 USD	06/27/22	75	(2,839,500)	(29,450)	(7,050)	22,400
NAT GAS EURO OPT JUL22	2.50 USD	06/27/22	118	(4,292,840)	(85,275)	(33,984)	51,291
NAT GAS EURO OPT JUL22	2.25 USD	06/27/22	129	(4,693,020)	(170,625)	(14,835)	155,790
NAT GAS EURO OPT JUL23	1.50 USD	06/27/23	21	(656,250)	(4,256)	(903)	3,353
NAT GAS EURO OPT JUN22	2.25 USD	05/25/22	129	(4,616,910)	(170,625)	(12,642)	157,983
NAT GAS EURO OPT JUN22	2.20 USD	05/25/22	75	(2,684,250)	(29,450)	(5,925)	23,525
NAT GAS EURO OPT JUN22	2.50 USD	05/25/22	118	(4,223,220)	(85,275)	(29,972)	55,303
NAT GAS EURO OPT JUN23	1.50 USD	05/25/23	21	(646,380)	(4,256)	(945)	3,311
NAT GAS EURO OPT MAR22	2.50 USD	02/23/22	492	(17,500,440)	(863,641)	(67,896)	795,745
NAT GAS EURO OPT MAR22	2.00 USD	02/23/22	214	(2,140,000)	(177,656)	(7,704)	169,952
NAT GAS EURO OPT MAR22	4.00 USD	02/23/22	555	(20,457,300)	(2,761,012)	(2,353,755)	407,257
NAT GAS EURO OPT MAR22	2.20 USD	02/23/22	75	(2,667,750)	(29,450)	(4,500)	24,950

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT MAR22	3.75 USD	02/23/22	43	(1,529,510)	$(168,675)	$(170,839)	$(2,164)
NAT GAS EURO OPT MAR23	1.50 USD	02/23/23	21	(774,060)	(4,256)	(840)	3,416
NAT GAS EURO OPT MAY22	2.20 USD	04/26/22	75	(2,667,750)	(29,450)	(4,950)	24,500
NAT GAS EURO OPT MAY22	2.25 USD	04/26/22	129	(3,920,310)	(170,625)	(10,578)	160,047
NAT GAS EURO OPT MAY22	2.50 USD	04/26/22	118	(4,159,500)	(85,275)	(26,550)	58,725
NAT GAS EURO OPT MAY23	1.50 USD	04/25/23	21	(638,190)	(4,256)	(1,176)	3,080
NAT GAS EURO OPT NOV22	2.20 USD	10/26/22	75	(2,839,500)	(29,450)	(22,125)	7,325
NAT GAS EURO OPT NOV23	1.50 USD	10/26/23	21	(692,370)	(4,256)	(1,239)	3,017
NAT GAS EURO OPT OCT22	2.20 USD	09/27/22	75	(2,667,750)	(29,450)	(17,250)	12,200
NAT GAS EURO OPT OCT22	2.50 USD	09/27/22	118	(4,159,500)	(85,275)	(65,490)	19,785
NAT GAS EURO OPT OCT22	2.25 USD	09/27/22	129	(4,742,040)	(170,625)	(34,830)	135,795
NAT GAS EURO OPT OCT23	1.50 USD	09/26/23	21	(666,120)	(4,256)	(1,428)	2,828
NAT GAS EURO OPT SEP22	2.25 USD	08/26/22	129	(4,702,050)	(170,625)	(27,348)	143,277
NAT GAS EURO OPT SEP22	2.20 USD	08/26/22	75	(2,733,750)	(29,450)	(13,350)	16,100
NAT GAS EURO OPT SEP22	2.50 USD	08/26/22	118	(4,159,500)	(85,275)	(54,516)	30,759
NAT GAS EURO OPT SEP23	1.50 USD	08/28/23	21	(658,140)	(4,256)	(1,260)	2,996
NATURAL GAS FUTURE APR23	2.00 USD	03/28/23	76	(2,362,840)	(82,135)	(37,772)	44,363
NATURAL GAS FUTURE AUG23	2.00 USD	07/26/23	76	(2,387,920)	(82,135)	(29,640)	52,495
NATURAL GAS FUTURE DEC23	2.00 USD	11/27/23	76	(2,669,880)	(82,135)	(40,052)	42,083
NATURAL GAS FUTURE FEB23	2.00 USD	01/26/23	76	(3,024,800)	(82,136)	(12,084)	70,052
NATURAL GAS FUTURE JAN23	2.00 USD	12/27/22	76	(3,108,400)	(82,136)	(5,320)	76,816
NATURAL GAS FUTURE JUL23	2.00 USD	06/27/23	76	(2,375,000)	(82,136)	(28,652)	53,484
NATURAL GAS FUTURE JUN23	2.00 USD	05/25/23	76	(2,339,280)	(82,135)	(30,020)	52,115
NATURAL GAS FUTURE MAR23	2.00 USD	02/23/23	76	(2,801,360)	(82,136)	(21,736)	60,400
NATURAL GAS FUTURE MAY23	2.00 USD	04/25/23	76	(2,309,640)	(82,135)	(34,352)	47,783
NATURAL GAS FUTURE NOV23	2.00 USD	10/26/23	76	(2,505,720)	(82,135)	(31,160)	50,975
NATURAL GAS FUTURE OCT23	2.00 USD	09/26/23	76	(2,410,720)	(82,135)	(36,024)	46,111
NATURAL GAS FUTURE SEP23	2.00 USD	08/28/23	76	(2,381,840)	(82,135)	(34,048)	48,087
S+P 500 INDEX APR22 PUT	4,375.00 USD	04/14/22	110	(11,000)	(865,666)	(842,600)	23,066
S+P 500 INDEX FEB22 PUT	4,450.00 USD	02/18/22	111	(11,100)	(932,065)	(392,385)	539,680
S+P 500 INDEX JAN22 PUT	4,240.00 USD	01/21/22	114	(11,400)	(740,656)	(52,440)	688,216

					$(21,124,468)	$(16,350,318)	$4,774,150

OTC Put Options Written

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Eurodollar 99 Put 12/19/2022	Goldman Sachs Bank USA	99.00 USD	12/19/22	2,589,600,000	(2,589,600,000)	$(1,003,470)	$(1,890,408)	$(886,938)

						$(1,003,470)	$(1,890,408)	$(886,938)

Total Options Written Outstanding						$(41,047,042)	$(74,526,707)	$(33,479,665)

At December 31, 2021, the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Latam Airlines Group S.A., PIK DIP Delayed Draw Term Loan A, 0.50%, 03/29/22	$970,516	$982,710	$12,194
Latam Airlines Group S.A., PIK DIP Delayed Draw Term Loan C, 0.50%, 03/29/22	590,765	629,295	38,530
Brazos Electric Power Cooperative Inc., Revolver, 09/28/23	1,304,281	1,293,462	(10,819)
Mallinckrodt International Finance S.A., Revolver, 02/28/22	6,298,120	6,276,712	(21,408)

Total Unfunded Loan Commitment	$9,163,682	$9,182,179	$18,497

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reverse Repurchase Agreements Outstanding at December 31, 2021

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	0.13%	10/21/21	01/20/22	$4,679,000	$4,680,217

Total Reverse Repurchase Agreements Outstanding				$4,679,000	$4,680,217

Futures Contracts Outstanding at December 31, 2021

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
3 Month Eurodollar	15	LME	981,627 USD	03/14/22	$71,373
3 Month Eurodollar	161	NYMEX	11,993,523 USD	05/20/22	(180,953)
3 Month Eurodollar	228	ICE	57,284,902 EUR	06/13/22	112
3 Month Eurodollar	291	ICE	73,056,278 EUR	09/19/22	(9,111)
3 Month Eurodollar	2	LME	128,108 USD	12/19/22	10,242
3 Month Eurodollar	221	ICE	55,446,775 EUR	12/19/22	(25,887)
3 Month Eurodollar	361	ICE	90,470,026 EUR	03/13/23	(70,687)
3 Month Eurodollar	48	ICE	12,010,193 EUR	06/19/23	(2,041)
90 Day Eurodollar	215	CME	53,479,927 USD	06/13/22	(49,739)
90 Day Eurodollar	577	CME	143,299,769 USD	09/19/22	(210,981)
90 Day Eurodollar	254	CME	62,883,292 USD	12/19/22	(46,867)
90 Day Eurodollar	1	CME	246,153 USD	09/18/23	72
Amsterdam Index	6	Euronext	924,631 EUR	01/21/22	37,112
Australian 10-Year Bond	340	SFE	47,641,383 AUD	03/15/22	(236,083)
Australian dollar Currency	16	CME	1,143,052 USD	03/14/22	21,428
Brent 1st Line	10	ICE	9,529 USD	01/04/22	7,181
Brent Crude	29	ICE	2,037,761 USD	01/31/22	217,859
Brent Crude	314	ICE	24,074,386 USD	02/28/22	213,514
Brent Crude	4	ICE	298,901 USD	03/31/22	8,699
Brent Crude	14	ICE	1,028,736 USD	04/29/22	40,724
Brent Crude	10	NYMEX	740,618 USD	04/29/22	23,282
Brent Crude	60	ICE	562,216 USD	10/26/22	153,584
Brent Crude	240	ICE	2,335,265 USD	10/26/22	(122,465)
Brent Crude	30	NYMEX	2,108,153 USD	10/31/22	92,347
Brent Crude	126	NYMEX	8,577,083 USD	10/31/23	158,497
California Carbon Allowance Vintage Specific 2022	16	Euronext	1,100,494 EUR	01/21/22	48,257
Canadian 10- Year Bonds	25	CDE	3,458,825 CAD	03/22/22	84,332
Canadian Dollar Currency	16	CME	1,258,051 USD	03/15/22	6,749
Cocoa	127	ICE	3,250,787 USD	05/13/22	(8,477)
Coffee 'C'	264	ICE	22,985,923 USD	05/18/22	(611,923)
Copper	23	COMEX	2,569,432 USD	03/29/22	(2,919)
Copper	83	COMEX	9,164,980 USD	05/26/22	76,032
Corn	816	CBOT	24,215,310 USD	05/13/22	60,690
Cotton No.2	457	COMEX	25,385,721 USD	05/06/22	(141,041)
Crude Palm Oil	17	MYX	1,866,213 MYR	03/15/22	31,208
DAX Index	6	Eurex	2,323,370 EUR	03/18/22	62,651
DJIA mini E-CBOT	7	CBOT	1,254,341 USD	03/18/22	13,569
Dominion SP	60	ICE	131,948 USD	04/04/22	34,823
Dominion SP	62	ICE	136,346 USD	05/03/22	7,308
Dominion SP	60	ICE	131,948 USD	06/02/22	7,448
Dominion SP	62	ICE	136,346 USD	07/05/22	6,921
Dominion SP	62	ICE	136,346 USD	08/02/22	(1,992)
Dominion SP	60	ICE	131,948 USD	09/02/22	(63,803)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Dominion SP	62	ICE	136,346 USD	10/04/22	$(68,254)
Dominion SP	60	ICE	111,053 USD	04/04/23	(25,928)
Dominion SP	62	ICE	114,754 USD	05/02/23	(1,217)
Dominion SP	60	ICE	111,053 USD	06/02/23	(4,178)
Dominion SP	62	ICE	114,754 USD	07/05/23	(7,029)
Dominion SP	62	ICE	114,754 USD	08/02/23	8,858
Dominion SP	60	ICE	111,053 USD	09/05/23	58,448
Dominion SP	62	ICE	114,754 USD	10/03/23	58,458
E-mini Russell 2000	243	CME	26,839,753 USD	03/18/22	410,267
Euro BTP	9	Eurex	1,352,992 EUR	03/08/22	(34,043)
Euro OAT	20	Eurex	3,327,321 EUR	03/08/22	(73,229)
Euro Stoxx 50	279	Eurex	11,531,898 EUR	03/18/22	489,813
Euro-Bund	227	Eurex	30,462,066 EUR	03/08/22	(246,583)
Euro-Bund	133	Eurex	23,190,154 EUR	03/08/22	(453,059)
Euro-Schatz	959	Eurex	107,589,986 EUR	03/08/22	(174,436)
FTSE 100 Index	20	ICE	1,429,202 GBP	03/18/22	48,184
FTSE Taiwan Index	58	SGX	3,703,608 USD	01/25/22	16,512
FTSE/MIB Index	6	IDEM	788,739 EUR	03/18/22	32,677
Gasoline RBOB	26	NYMEX	2,316,688 USD	01/31/22	112,576
Gasoline RBOB	130	NYMEX	12,212,222 USD	02/28/22	(44,066)
Globex Natural Gas	45	NYMEX	1,279,877 USD	04/26/22	306,373
Globex Natural Gas	45	NYMEX	1,279,877 USD	05/25/22	330,673
Globex Natural Gas	45	NYMEX	1,279,877 USD	06/27/22	357,223
Globex Natural Gas	45	NYMEX	1,279,877 USD	07/26/22	365,773
Globex Natural Gas	45	NYMEX	1,279,877 USD	08/26/22	360,373
Gold 100 OZ	13	COMEX	2,328,097 USD	02/24/22	49,083
Henry Hub	684	ICE	5,988,466 USD	01/27/22	389,834
Henry Hub	600	ICE	5,344,674 USD	02/24/22	(9,174)
Henry Hub	276	NYMEX	1,806,754 USD	03/28/22	613,076
Henry Hub	471	ICE	2,920,421 USD	03/28/22	1,209,071
Henry Hub	852	ICE	7,456,980 USD	03/29/22	12,930
Henry Hub	40	NYMEX	320,030 USD	04/26/22	32,470
Henry Hub	787	ICE	6,945,080 USD	04/27/22	(9,642)
Henry Hub	40	NYMEX	320,030 USD	05/25/22	37,870
Henry Hub	792	ICE	6,967,786 USD	05/26/22	118,634
Henry Hub	40	NYMEX	320,030 USD	06/27/22	43,770
Henry Hub	1,159	ICE	9,541,050 USD	06/28/22	1,000,055
Henry Hub	40	NYMEX	320,030 USD	07/26/22	45,670
Henry Hub	1,159	ICE	9,541,050 USD	07/27/22	1,055,107
Henry Hub	40	NYMEX	320,030 USD	08/26/22	44,470
Henry Hub	1,152	ICE	9,480,927 USD	08/29/22	1,016,673
Henry Hub	40	NYMEX	320,030 USD	09/27/22	47,570
Henry Hub	599	ICE	5,386,671 USD	09/28/22	118,139
Henry Hub	480	ICE	4,371,655 USD	10/27/22	171,545
Henry Hub	507	ICE	4,606,805 USD	11/28/22	441,647
Henry Hub	219	ICE	1,688,828 USD	12/28/22	550,447
Henry Hub	345	ICE	3,127,483 USD	12/27/23	(9,545)
Henry Hub	62	ICE	478,841 USD	12/27/24	73,269
Henry Hub	56	ICE	432,501 USD	01/29/25	55,679
Henry Hub	62	ICE	478,841 USD	02/26/25	22,119
Henry Hub	60	ICE	463,394 USD	03/27/25	(37,844)
Henry Hub	62	ICE	478,841 USD	04/28/25	(44,531)
Henry Hub	60	ICE	463,394 USD	05/28/25	(35,894)
Henry Hub	62	ICE	478,841 USD	06/26/25	(29,651)
Henry Hub	62	ICE	478,841 USD	07/29/25	(27,326)
Henry Hub	60	ICE	463,394 USD	08/27/25	(28,094)
Henry Hub	62	ICE	478,841 USD	09/26/25	(22,521)
Henry Hub	60	ICE	463,394 USD	10/29/25	(1,244)
Henry Hub	62	ICE	478,841 USD	11/25/25	37,619
Henry Hub	403	ICE	2,750,696 USD	12/29/25	737,269
Henry Hub	364	ICE	2,484,499 USD	01/28/26	597,671
Henry Hub	403	ICE	2,750,696 USD	02/25/26	480,357

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	390	ICE	2,661,964 USD	03/27/26	$74,861
Henry Hub	403	ICE	2,750,696 USD	04/28/26	42,094
Henry Hub	390	ICE	2,661,964 USD	05/27/26	85,586
Henry Hub	403	ICE	2,750,696 USD	06/26/26	135,792
Henry Hub	403	ICE	2,750,696 USD	07/29/26	152,919
Henry Hub	390	ICE	2,661,964 USD	08/27/26	146,036
Henry Hub	403	ICE	2,750,696 USD	09/28/26	187,174
Henry Hub	390	ICE	2,661,964 USD	10/28/26	312,761
Henry Hub	403	ICE	2,750,696 USD	11/25/26	575,062
ICE 3 Month Sonia	279	ICE	69,018,055 GBP	12/20/22	(33,625)
Japanese Yen Currency	5	CME	547,150 USD	03/14/22	(3,525)
Jet Fuel Crack	158	ICE	1,542,245 USD	01/04/22	322,155
Lean Hogs	280	CME	9,693,656 USD	04/14/22	19,544
Live Cattle	265	CME	15,333,894 USD	04/29/22	17,556
Low Sulphar Gasoil	217	ICE	14,303,702 USD	03/10/22	83,398
Low Sulphar Gasoil	16	ICE	996,652 USD	04/12/22	57,348
Low Sulphar Gasoil	15	ICE	951,638 USD	05/12/22	30,862
Low Sulphar Gasoil	60	ICE	3,352,831 USD	12/12/22	488,669
MSCI Emerging Market	6	ICE	363,493 USD	03/18/22	4,397
MSCI Singapore Index	56	SGX	1,891,591 SGD	01/28/22	9,832
NASDAQ 100 E-Mini	87	CME	28,171,835 USD	03/18/22	226,270
Natural Gas	1	ICE	9,193 USD	01/04/22	(1,168)
Natural Gas	1	ICE	9,193 USD	01/04/22	(200)
Natural Gas	62	ICE	9,354 USD	01/04/22	221,348
Natural Gas	62	ICE	1,604 USD	01/04/22	4,596
Natural Gas	24	NYMEX	903,640 USD	01/27/22	(8,440)
Natural Gas	56	ICE	1,449 USD	02/02/22	(49)
Natural Gas	62	ICE	1,604 USD	03/02/22	1,883
Natural Gas	84	OSE	1,684,193,469 JPY	03/10/22	(94,875)
Natural Gas	462	NYMEX	19,055,578 USD	03/29/22	(2,853,238)
Natural Gas	60	ICE	1,553 USD	04/04/22	(428)
Natural Gas	62	ICE	1,604 USD	05/03/22	1,108
Natural Gas	60	ICE	1,553 USD	06/02/22	1,823
Natural Gas	62	ICE	1,604 USD	07/05/22	2,271
Natural Gas	62	ICE	1,604 USD	08/02/22	2,271
Natural Gas	60	ICE	1,553 USD	09/02/22	1,823
Natural Gas	132	NYMEX	3,882,514 USD	09/28/22	969,806
Natural Gas	62	ICE	1,604 USD	10/04/22	1,496
Natural Gas	41	NYMEX	1,559,503 USD	10/27/22	(7,243)
Natural Gas	60	ICE	1,553 USD	11/02/22	5,198
Natural Gas	37	NYMEX	1,512,625 USD	11/28/22	(38,915)
Natural Gas	62	ICE	1,604 USD	12/02/22	5,758
Natural Gas	169	NYMEX	4,749,191 USD	12/28/22	2,162,909
Natural Gas	39	NYMEX	1,573,026 USD	01/27/23	(20,826)
Natural Gas	10	NYMEX	407,158 USD	02/24/23	(38,558)
Natural Gas	84	NYMEX	2,846,319 USD	09/27/23	(181,839)
Natural Gas	12	NYMEX	380,301 USD	11/28/23	41,259
Natural Gas	40	NYMEX	1,228,769 USD	12/27/23	217,231
Natural Gas	26	NYMEX	715,896 USD	12/27/23	224,004
Natural Gas	40	NYMEX	1,228,769 USD	01/29/24	180,831
Natural Gas	22	NYMEX	588,539 USD	01/29/24	186,741
Natural Gas	40	NYMEX	1,228,769 USD	02/27/24	77,231
Natural Gas	24	NYMEX	642,042 USD	02/27/24	141,558
Natural Gas	44	NYMEX	1,267,276 USD	03/26/24	(11,516)
Natural Gas	23	NYMEX	615,291 USD	03/26/24	41,129
Natural Gas	44	NYMEX	1,267,276 USD	04/26/24	(24,716)
Natural Gas	24	NYMEX	642,042 USD	04/26/24	35,718
Natural Gas	23	NYMEX	615,291 USD	05/29/24	49,409
Natural Gas	44	NYMEX	1,267,276 USD	05/29/24	4,324
Natural Gas	24	NYMEX	642,042 USD	06/26/24	67,158
Natural Gas	44	NYMEX	1,267,276 USD	06/26/24	32,924
Natural Gas	24	NYMEX	642,042 USD	07/29/24	76,038

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	44	NYMEX	1,267,276 USD	07/29/24	$49,204
Natural Gas	44	NYMEX	1,267,276 USD	08/28/24	47,884
Natural Gas	23	NYMEX	615,291 USD	08/28/24	72,179
Natural Gas	44	NYMEX	1,267,276 USD	09/26/24	69,004
Natural Gas	24	NYMEX	642,042 USD	09/26/24	86,838
Natural Gas	27	NYMEX	755,546 USD	10/29/24	102,514
Natural Gas	23	NYMEX	615,291 USD	10/29/24	115,649
Natural Gas	24	NYMEX	642,042 USD	11/26/24	181,638
Natural Gas	27	NYMEX	755,546 USD	11/26/24	171,094
Natural Gas	32	NYMEX	971,555 USD	12/27/24	168,285
Natural Gas	32	NYMEX	971,555 USD	01/29/25	144,285
Natural Gas	32	NYMEX	971,555 USD	02/26/25	62,685
Natural Gas	15	NYMEX	462,026 USD	03/27/25	(36,476)
Natural Gas	15	NYMEX	462,026 USD	04/28/25	(41,726)
Natural Gas	15	NYMEX	462,026 USD	05/28/25	(34,526)
Natural Gas	15	NYMEX	462,026 USD	06/26/25	(27,326)
Natural Gas	15	NYMEX	462,026 USD	07/29/25	(25,076)
Natural Gas	15	NYMEX	462,026 USD	08/27/25	(26,726)
Natural Gas	15	NYMEX	462,026 USD	09/26/25	(20,426)
Natural Gas	32	NYMEX	971,555 USD	10/29/25	14,365
Natural Gas	32	NYMEX	971,555 USD	11/25/25	94,685
Natural Gas	14	NYMEX	425,375 USD	12/29/25	59,305
Natural Gas	14	NYMEX	425,375 USD	01/28/26	48,805
Natural Gas	14	NYMEX	425,375 USD	02/25/26	23,605
Natural Gas	14	NYMEX	425,375 USD	03/27/26	(32,395)
Natural Gas	14	NYMEX	425,375 USD	04/28/26	(37,295)
Natural Gas	14	NYMEX	425,375 USD	05/27/26	(30,855)
Natural Gas	14	NYMEX	425,375 USD	06/26/26	(24,275)
Natural Gas	14	NYMEX	425,375 USD	07/29/26	(21,895)
Natural Gas	14	NYMEX	425,375 USD	08/27/26	(22,175)
Natural Gas	14	NYMEX	425,375 USD	09/28/26	(17,135)
Natural Gas	14	NYMEX	425,375 USD	10/28/26	1,765
Natural Gas	14	NYMEX	425,375 USD	11/25/26	36,765
New Zealand Dollar Currency	109	CME	7,387,735 USD	03/14/22	71,680
Nickle	9	LME	1,041,114 USD	03/14/22	81,735
NMS 12302021	3	ICE	39,577 USD	01/03/22	(12,952)
NMS 12302021	3	ICE	39,577 USD	01/04/22	(12,952)
NY Harbor ULSD	25	NYMEX	2,356,421 USD	01/31/22	85,144
NY Harbor ULSD	161	NYMEX	15,489,999 USD	02/28/22	119,402
OMXS30 Index	28	Nasdaq OMX	6,405,406 SEK	01/21/22	40,780
Platinum	2	NYMEX	96,043 USD	04/27/22	577
S&P 500 E-mini	212	CME	49,445,117 USD	03/18/22	994,983
S&P/TSX 60 Index	9	CDE	2,245,328 CAD	03/17/22	47,664
SGX Iron Ore	5	SGX	59,725 USD	02/28/22	645
SGX Nifty 50	45	SGX	1,551,292 USD	01/27/22	18,263
Silver	5	COMEX	588,192 USD	03/29/22	(4,392)
Soyabean	521	CBOT	35,190,281 USD	05/13/22	(48,831)
Soyabean	761	CBOT	29,912,813 USD	05/13/22	306,497
Soyabean	82	CBOT	2,785,700 USD	05/13/22	(2,456)
SPI 200	46	SFE	8,307,843 AUD	03/17/22	102,735
Sugar 11	550	ICE	11,621,796 USD	04/29/22	(164,196)
Swiss Franc Currency	4	CME	544,585 USD	03/14/22	5,015
Swiss Market Index	22	Eurex	2,725,622 CHF	03/18/22	98,703
U.S. Treasury 10-Year Note	930	CBOT	120,143,504 USD	03/22/22	1,192,434
U.S. Treasury 2-Year Note	146	CBOT	31,915,905 USD	03/31/22	(62,811)
U.S. Treasury 5-Year Note	158	CBOT	19,147,657 USD	03/31/22	(33,360)
U.S. Treasury Long Bond	38	CBOT	6,085,323 USD	03/22/22	11,302
U.S. Treasury Ultra Bond	4	CBOT	792,231 USD	03/22/22	(3,731)
Waha Gas Basis	56	ICE	700 USD	02/02/22	(13,300)
Waha Gas Basis	62	ICE	775 USD	03/02/22	(96,100)
Wheat	590	CBOT	23,982,815 USD	05/13/22	(1,142,440)
WTI Crude	45	NYMEX	3,211,611 USD	01/20/22	172,839

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
WTI Crude	253	NYMEX	19,036,533 USD	02/22/22	$(91,893)
WTI Crude	24	KRX FM	2,373,696,000 KRW	03/10/22	(6,895)
WTI Crude	3	NYMEX	224,431 USD	04/20/22	(2,611)
WTI Crude	12	NYMEX	871,310 USD	11/21/22	(33,350)
WTI Crude	30	NYMEX	1,988,453 USD	11/20/23	(41,753)
Zinc	9	LME	718,585 USD	03/14/22	79,715

					$17,501,146

Short Futures
90 Day Eurodollar	12	CME	2,992,264 USD	03/14/22	$2,614
90 Day Eurodollar	7	CME	1,740,894 USD	06/13/22	1,307
90 Day Eurodollar	9	CME	2,235,501 USD	09/19/22	3,614
90 Day Eurodollar	15	CME	3,728,148 USD	12/19/22	17,336
90 Day Eurodollar	122	CME	30,133,519 USD	03/13/23	2,569
90 Day Eurodollar	143	CME	35,270,863 USD	06/19/23	10,638
90 Day Eurodollar	17	CME	4,188,443 USD	12/18/23	6,018
90 Day Eurodollar	11	CME	2,707,859 USD	03/18/24	2,409
90 Day Eurodollar	16	CME	3,941,396 USD	06/17/24	7,196
90 Day Eurodollar	19	CME	4,676,694 USD	09/16/24	6,256
90 Day Eurodollar	7	CME	1,721,819 USD	12/16/24	1,744
90 Day Eurodollar	11	CME	2,705,396 USD	03/17/25	2,421
90 Day Eurodollar	10	CME	2,459,086 USD	06/16/25	1,836
90 Day Eurodollar	7	CME	1,722,207 USD	09/15/25	2,307
90 Day Eurodollar	5	CME	1,228,912 USD	12/15/25	662
90 Day Eurodollar	8	CME	1,966,054 USD	03/16/26	1,154
90 Day Eurodollar	4	CME	983,165 USD	06/15/26	965
90 Day Eurodollar	4	CME	982,365 USD	09/14/26	315
90 Day Eurodollar	1	CME	245,735 USD	12/14/26	285
Australian dollar Currency	10	CME	714,492 USD	03/14/22	(13,308)
Brent Crude	334	ICE	25,650,684 USD	01/31/22	(327,836)
Brent Crude	10	ICE	676,929 USD	04/29/22	(86,971)
Brent Crude	60	ICE	161,984 USD	10/26/22	(75,616)
Brent Crude	240	ICE	751,135 USD	10/26/22	26,335
Brent Crude	46	ICE	3,422,820 USD	10/31/22	48,720
Brent Crude	41	ICE	2,926,015 USD	10/31/23	83,485
Brent Crude	33	NYMEX	2,184,542 USD	10/31/24	(15,238)
British Pound Currency	5	CME	412,679 USD	03/14/22	(10,165)
California Carbon Allowance Vintage Specific 2021	250	Euronext	7,179,025 USD	06/27/22	(1,140,975)
California Carbon Allowance Vintage Specific 2021	200	ICE	5,174,000 USD	12/23/22	(1,552,000)
California Carbon Allowance Vintage Specific 2022	400	Euronext	12,203,880 USD	01/26/22	(768,120)
California Carbon Allowance Vintage Specific 2022	3,838	ICE	113,175,171 USD	03/28/22	(12,327,429)
California Carbon Allowance Vintage Specific 2022	45	Euronext	1,601,987 USD	06/27/22	104,837
California Carbon Allowance Vintage Specific 2022	3,645	ICE	104,458,772 USD	12/23/22	(18,086,128)
Canadian Dollar Currency	7	CME	544,611 USD	03/15/22	(8,739)
CBOE Volatility Index	16	CFE	317,070 USD	01/19/22	2,278
CBOE Volatility Index	2	CFE	43,721 USD	02/16/22	(220)
CBOE Volatility Index	57	CFE	1,450,173 USD	03/15/22	112,469
Cocoa	147	ICE	3,714,899 USD	03/16/22	10,499
Coffee 'C'	250	ICE	21,756,868 USD	03/21/22	559,993
Copper	76	COMEX	8,400,387 USD	03/29/22	(80,263)
Corn	791	CBOT	23,313,474 USD	03/14/22	(149,563)
Cotton No.2	402	COMEX	22,736,255 USD	03/09/22	103,655
Gasoline RBOB	126	NYMEX	11,831,517 USD	01/31/22	58,934
Globex Natural Gas	745	NYMEX	30,575,919 USD	01/26/22	2,787,419
Globex Natural Gas	16	NYMEX	886,372 USD	02/23/22	317,252
Globex Natural Gas	105	NYMEX	2,993,914 USD	03/28/22	(688,436)
Globex Natural Gas	11	NYMEX	425,681 USD	09/27/22	21,321
Globex Natural Gas	8	NYMEX	200,398 USD	12/27/22	(126,802)
Globex Natural Gas	8	NYMEX	200,398 USD	01/26/23	(118,002)
Globex Natural Gas	8	NYMEX	200,398 USD	02/23/23	(94,482)
Globex Natural Gas	8	NYMEX	200,398 USD	03/28/23	(48,322)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Globex Natural Gas	8	NYMEX	200,398 USD	04/25/23	$(42,722)
Globex Natural Gas	8	NYMEX	200,398 USD	05/25/23	(45,842)
Globex Natural Gas	8	NYMEX	200,398 USD	06/27/23	(49,602)
Globex Natural Gas	8	NYMEX	200,398 USD	07/26/23	(50,962)
Globex Natural Gas	8	NYMEX	200,398 USD	08/28/23	(50,322)
Globex Natural Gas	8	NYMEX	200,398 USD	09/26/23	(53,362)
Globex Natural Gas	8	NYMEX	200,398 USD	10/26/23	(63,362)
Globex Natural Gas	8	NYMEX	200,398 USD	11/27/23	(80,642)
Henry Hub	798	NYMEX	9,451,134 USD	01/26/22	2,009,784
Henry Hub	22	NYMEX	174,084 USD	02/23/22	(21,551)
Henry Hub	21	NYMEX	166,934 USD	10/26/22	(31,831)
Henry Hub	21	NYMEX	166,934 USD	11/25/22	(42,173)
Henry Hub	86	NYMEX	537,769 USD	12/27/22	(341,581)
Henry Hub	86	NYMEX	537,769 USD	01/26/23	(317,931)
Henry Hub	84	ICE	813,618 USD	01/27/23	(22,182)
Henry Hub	86	NYMEX	537,769 USD	02/23/23	(254,721)
Henry Hub	124	ICE	1,212,706 USD	02/24/23	70,046
Henry Hub	260	NYMEX	1,938,341 USD	03/28/23	(82,509)
Henry Hub	90	ICE	728,483 USD	03/29/23	28,958
Henry Hub	260	NYMEX	1,938,341 USD	04/25/23	(37,009)
Henry Hub	93	ICE	752,766 USD	04/26/23	46,199
Henry Hub	260	NYMEX	1,938,341 USD	05/25/23	(62,359)
Henry Hub	90	ICE	728,483 USD	05/26/23	35,933
Henry Hub	260	NYMEX	1,938,341 USD	06/27/23	(92,909)
Henry Hub	93	ICE	752,766 USD	06/28/23	26,204
Henry Hub	260	NYMEX	1,938,341 USD	07/26/23	(103,959)
Henry Hub	93	ICE	752,766 USD	07/27/23	22,251
Henry Hub	260	NYMEX	1,938,341 USD	08/28/23	(98,759)
Henry Hub	90	ICE	728,483 USD	08/29/23	23,333
Henry Hub	260	NYMEX	1,938,341 USD	09/26/23	(123,459)
Henry Hub	779	ICE	6,436,069 USD	09/27/23	258,599
Henry Hub	86	NYMEX	537,769 USD	10/26/23	(171,086)
Henry Hub	90	ICE	760,808 USD	10/27/23	18,983
Henry Hub	86	NYMEX	537,769 USD	11/27/23	(217,526)
Henry Hub	93	ICE	786,169 USD	11/28/23	(30,604)
Henry Hub	319	ICE	2,246,176 USD	01/29/24	(564,214)
Henry Hub	341	ICE	2,401,085 USD	02/27/24	(382,327)
Henry Hub	198	NYMEX	1,291,803 USD	03/25/24	(120,927)
Henry Hub	450	ICE	3,260,292 USD	03/26/24	49,542
Henry Hub	198	NYMEX	1,291,803 USD	04/25/24	(106,077)
Henry Hub	465	ICE	3,368,968 USD	04/26/24	86,068
Henry Hub	198	NYMEX	1,291,803 USD	05/28/24	(138,747)
Henry Hub	450	ICE	3,260,292 USD	05/29/24	9,042
Henry Hub	198	NYMEX	1,291,803 USD	06/25/24	(170,922)
Henry Hub	465	ICE	3,368,968 USD	06/26/24	(66,219)
Henry Hub	198	NYMEX	1,291,803 USD	07/26/24	(189,237)
Henry Hub	465	ICE	3,368,968 USD	07/29/24	(109,232)
Henry Hub	198	NYMEX	1,291,803 USD	08/27/24	(187,752)
Henry Hub	450	ICE	3,260,292 USD	08/28/24	(102,333)
Henry Hub	198	NYMEX	1,291,803 USD	09/25/24	(211,512)
Henry Hub	465	ICE	3,368,968 USD	09/26/24	(161,544)
Henry Hub	330	ICE	2,323,631 USD	10/29/24	(298,219)
Henry Hub	341	ICE	2,401,085 USD	11/26/24	(524,695)
Henry Hub	124	ICE	917,508 USD	12/29/26	(152,302)
Henry Hub	112	ICE	828,717 USD	01/27/27	(127,763)
Henry Hub	124	ICE	917,508 USD	02/24/27	(99,602)
Henry Hub	120	ICE	887,911 USD	03/29/27	23,611
Henry Hub	124	ICE	917,508 USD	04/28/27	29,048
Henry Hub	120	ICE	887,911 USD	05/26/27	16,411
Henry Hub	124	ICE	917,508 USD	06/28/27	5,178
Henry Hub	124	ICE	917,508 USD	07/28/27	3,628
Henry Hub	120	ICE	887,911 USD	08/27/27	5,311

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	124	ICE	917,508 USD	09/28/27	$(3,192)
Henry Hub	120	ICE	887,911 USD	10/27/27	(40,289)
Henry Hub	124	ICE	917,508 USD	11/26/27	(119,132)
HHD 12312021	14	ICE	175,035 USD	01/04/22	56,035
ICE 3 Month Sonia	15	ICE	3,715,755 GBP	09/20/22	(924)
ICE 3 Month Sonia	144	ICE	35,596,889 GBP	03/14/23	26,920
ICE 3 Month Sonia	193	ICE	47,684,646 GBP	06/20/23	38,063
ICE 3 Month Sonia	47	ICE	11,616,609 GBP	09/19/23	23,023
Japanese Yen Currency	34	CME	3,738,122 USD	03/14/22	41,472
Lean Hogs	238	CME	7,856,093 USD	02/14/22	99,673
Live Cattle	230	CME	12,882,545 USD	02/28/22	30,145
Low Sulphar Gasoil	130	ICE	8,746,343 USD	02/10/22	85,093
NASDAQ 100 E-Mini	88	CME	28,297,820 USD	03/18/22	(426,700)
Natural Gas	1	ICE	8,817 USD	01/03/22	792
Natural Gas	1	ICE	8,817 USD	01/03/22	1,442
Natural Gas	62	ICE	7,696 USD	01/04/22	(306,334)
Natural Gas	144	NYMEX	5,050,852 USD	01/27/22	(320,348)
Natural Gas	21	NYMEX	155,400 USD	01/27/22	(40,425)
Natural Gas	111	NYMEX	4,095,211 USD	01/27/22	(45,089)
Natural Gas	21	NYMEX	155,400 USD	02/24/22	(31,342)
Natural Gas	194	NYMEX	9,275,000 USD	02/24/22	2,374,420
Natural Gas	144	NYMEX	5,050,852 USD	02/24/22	(71,228)
Natural Gas	93	ICE	131,696 USD	03/02/22	(17,104)
)Natural Gas	21	NYMEX	155,400 USD	03/29/22	(28,717)
Natural Gas	45	NYMEX	1,616,773 USD	03/29/22	38,623
Natural Gas	45	NYMEX	1,616,773 USD	04/27/22	30,523
Natural Gas	801	NYMEX	31,972,902 USD	04/27/22	3,737,652
Natural Gas	21	NYMEX	155,400 USD	04/27/22	(29,662)
Natural Gas	5	ICE	398,950 EUR	04/28/22	187,055
Natural Gas	45	NYMEX	1,616,773 USD	05/26/22	6,223
Natural Gas	250	NYMEX	7,135,028 USD	05/26/22	(1,812,473)
Natural Gas	21	NYMEX	155,400 USD	05/26/22	(32,497)
Natural Gas	10	ICE	710,080 EUR	05/30/22	292,609
Natural Gas	21	NYMEX	155,400 USD	06/28/22	(35,595)
Natural Gas	45	NYMEX	1,616,773 USD	06/28/22	(20,327)
Natural Gas	202	NYMEX	5,989,542 USD	06/28/22	(1,359,218)
Natural Gas	166	NYMEX	5,297,596 USD	07/27/22	(773,024)
Natural Gas	45	NYMEX	1,616,773 USD	07/27/22	(28,877)
Natural Gas	21	NYMEX	155,400 USD	07/27/22	(36,593)
Natural Gas	21	NYMEX	155,400 USD	08/29/22	(35,963)
Natural Gas	45	NYMEX	1,616,773 USD	08/29/22	(23,477)
Natural Gas	208	NYMEX	6,109,192 USD	08/29/22	(1,472,408)
Natural Gas	21	NYMEX	155,400 USD	09/28/22	(37,590)
Natural Gas	259	NYMEX	8,118,255 USD	09/28/22	(1,402,585)
Natural Gas	21	NYMEX	155,400 USD	10/27/22	(43,365)
Natural Gas	157	NYMEX	5,612,430 USD	10/27/22	(331,590)
Natural Gas	21	NYMEX	155,400 USD	11/28/22	(53,708)
Natural Gas	157	NYMEX	5,612,430 USD	11/28/22	(640,880)
Natural Gas	1	NYMEX	6,769 USD	12/28/22	(3,456)
Natural Gas	4	NYMEX	169,593 USD	12/28/22	5,993
Natural Gas	4	NYMEX	27,101 USD	01/27/23	(12,699)
Natural Gas	45	NYMEX	1,520,123 USD	01/27/23	(270,877)
Natural Gas	1	NYMEX	6,769 USD	02/24/23	(2,446)
Natural Gas	45	NYMEX	1,520,123 USD	02/24/23	(138,577)
Natural Gas	2	NYMEX	13,546 USD	03/29/23	(1,999)
Natural Gas	13	NYMEX	390,828 USD	03/29/23	(13,342)
Natural Gas	75	NYMEX	2,478,617 USD	03/29/23	146,867
Natural Gas	13	NYMEX	390,828 USD	04/26/23	(4,242)
Natural Gas	1	NYMEX	6,769 USD	04/26/23	(829)
Natural Gas	13	NYMEX	390,828 USD	05/26/23	(9,312)
Natural Gas	2	NYMEX	13,546 USD	05/26/23	(1,844)
Natural Gas	13	NYMEX	390,828 USD	06/28/23	(15,422)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	1	NYMEX	6,769 USD	06/28/23	$(1,044)
Natural Gas	13	NYMEX	390,828 USD	07/27/23	(17,632)
Natural Gas	1	NYMEX	6,769 USD	07/27/23	(1,086)
Natural Gas	2	NYMEX	13,546 USD	08/29/23	(2,124)
Natural Gas	13	NYMEX	390,828 USD	08/29/23	(16,592)
Natural Gas	13	NYMEX	390,828 USD	09/27/23	(21,532)
Natural Gas	1	NYMEX	6,778 USD	09/27/23	(1,152)
Natural Gas	2	NYMEX	13,555 USD	10/27/23	(2,930)
Natural Gas	19	NYMEX	570,517 USD	10/27/23	(55,913)
Natural Gas	38	NYMEX	1,295,733 USD	10/27/23	42,873
Natural Gas	1	NYMEX	6,778 USD	11/28/23	(2,005)
Natural Gas	19	NYMEX	570,517 USD	11/28/23	(96,953)
Natural Gas	2	NYMEX	62,996 USD	12/27/24	(8,244)
Natural Gas	2	NYMEX	62,996 USD	01/29/25	(6,744)
Natural Gas	2	NYMEX	62,996 USD	02/26/25	(1,644)
Natural Gas	2	NYMEX	62,996 USD	03/27/25	6,256
Natural Gas	2	NYMEX	62,996 USD	04/28/25	6,956
Natural Gas	2	NYMEX	62,996 USD	05/28/25	5,996
Natural Gas	2	NYMEX	62,996 USD	06/26/25	5,036
Natural Gas	2	NYMEX	62,996 USD	07/29/25	4,736
Natural Gas	2	NYMEX	62,996 USD	08/27/25	4,956
Natural Gas	2	NYMEX	62,996 USD	09/26/25	4,116
Natural Gas	2	NYMEX	62,996 USD	10/29/25	1,376
Natural Gas	2	NYMEX	62,996 USD	11/25/25	(3,644)
Natural Gas	32	NYMEX	957,745 USD	12/29/25	(150,095)
Natural Gas	32	NYMEX	957,745 USD	01/28/26	(126,095)
Natural Gas	32	NYMEX	957,745 USD	02/25/26	(68,495)
Natural Gas	32	NYMEX	957,745 USD	03/27/26	59,505
Natural Gas	32	NYMEX	957,745 USD	04/28/26	70,705
Natural Gas	32	NYMEX	957,745 USD	05/27/26	55,985
Natural Gas	32	NYMEX	957,745 USD	06/26/26	40,945
Natural Gas	32	NYMEX	957,745 USD	07/29/26	35,505
Natural Gas	32	NYMEX	957,745 USD	08/27/26	36,145
Natural Gas	32	NYMEX	957,745 USD	09/28/26	24,625
Natural Gas	32	NYMEX	957,745 USD	10/28/26	(18,575)
Natural Gas	32	NYMEX	957,745 USD	11/25/26	(98,575)
NY Harbor ULSD	158	NYMEX	15,385,114 USD	01/31/22	(45,577)
S&P 500 E-mini	66	CME	15,495,576 USD	03/18/22	(207,474)
Soyabean	511	CBOT	34,336,536 USD	03/14/22	118,699
Soyabean	705	CBOT	27,960,636 USD	03/14/22	(175,914)
Soyabean	79	CBOT	2,680,979 USD	03/14/22	1,457
Sugar 11	480	ICE	10,351,374 USD	02/28/22	201,486
Swiss Franc Currency	1	CME	135,486 USD	03/14/22	(1,914)
U.S. Treasury 10-Year Note	22	CBOT	2,844,640 USD	03/22/22	(25,672)
U.S. Treasury Long Bond	100	CBOT	15,840,625 USD	03/22/22	(203,125)
Wheat	557	CBOT	22,478,874 USD	03/14/22	1,013,487
WTI Crude	246	NYMEX	18,588,753 USD	01/20/22	87,093
WTI Crude	15	NYMEX	1,091,373 USD	02/22/22	(31,827)
WTI Crude	202	CME	28,574,020 USD	03/14/22	(217,292)

					$(37,499,241)

Total Futures Contracts Outstanding					$(19,998,095)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2021

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	420,000	USD	298,796	State Street Bank and Trust Company	03/14/22	$6,822
CLP	164,000,000	USD	193,442	State Street Bank and Trust Company	03/14/22	(2,945)
CNH	3,500,000	USD	545,945	State Street Bank and Trust Company	03/14/22	2,266
EUR	430,430	USD	487,634	JPMorgan Chase Bank, N.A.	01/20/22	2,566
EUR	2,085,000	USD	2,354,757	State Street Bank and Trust Company	01/25/22	20,009
HKD	4,950,000	USD	634,947	State Street Bank and Trust Company	03/14/22	(41)
IDR	6,200,000,000	USD	426,938	State Street Bank and Trust Company	03/14/22	5,578
MXN	6,600,000	USD	308,693	State Street Bank and Trust Company	03/14/22	9,850
NOK	54,466,666	USD	6,029,488	State Street Bank and Trust Company	03/14/22	147,718
SEK	290,727	USD	31,961	State Street Bank and Trust Company	03/14/22	238
SGD	690,001	USD	504,415	State Street Bank and Trust Company	03/14/22	7,421
ZAR	32,781,795	USD	1,991,967	HSBC Bank plc	03/16/22	44,908
ZAR	36,234,280	USD	2,216,191	Goldman Sachs International	03/16/22	35,202
USD	9,239,510	AUD	12,987,419	State Street Bank and Trust Company	03/14/22	(210,939)
USD	3,826,561	CHF	3,535,000	State Street Bank and Trust Company	03/14/22	(60,177)
USD	452,355	CNH	2,900,000	State Street Bank and Trust Company	03/14/22	(1,878)
USD	221,793	EUR	191,000	Citibank N.A.	02/16/22	4,152
USD	7,053,019	EUR	6,054,000	State Street Bank and Trust Company	01/25/22	157,655
USD	485,481	EUR	430,430	JPMorgan Chase Bank, N.A.	01/20/22	(4,720)
USD	27,059,932	GBP	20,329,000	State Street Bank and Trust Company	03/21/22	(447,299)
USD	173,039	HKD	1,349,000	State Street Bank and Trust Company	03/14/22	11
USD	268,214	IDR	3,895,000,000	State Street Bank and Trust Company	03/14/22	(3,504)
USD	737,738	KRW	870,900,000	State Street Bank and Trust Company	03/14/22	4,666
USD	93,543	MXN	2,000,000	State Street Bank and Trust Company	03/14/22	(2,985)
USD	382,396	NOK	3,400,000	State Street Bank and Trust Company	03/14/22	(3,207)
USD	229,911	SGD	314,501	State Street Bank and Trust Company	03/14/22	(3,383)
USD	14,404,431	ZAR	230,953,956	Goldman Sachs International	03/16/22	54,264
USD	1,490,961	ZAR	24,000,000	State Street Bank and Trust Company	03/14/22	(694)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(238,446)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.36	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	30,737,000	USD	$1,241,018	$1,383,165	$(142,147)
CMBX.NA.BBB-.36	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	10,245,600	USD	413,670	434,413	(20,743)
CMBX.NA.BBB-.36	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	10,245,600	USD	413,670	435,438	(21,768)
CMBX.NA.BBB-.36	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	11,840,000	USD	478,044	503,200	(25,156)
CMBX.NA.BBB-.36	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	17,762,000	USD	717,148	818,828	(101,680)
CMBX.NA.BBB-.36	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	19,736,000	USD	796,848	911,802	(114,954)
CMBX.NA.BBB-.36	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	5,850,000	USD	236,196	274,950	(38,754)
CMBX.NA.BBB-.36	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	9,750,000	USD	393,660	401,700	(8,040)
CMBX.NA.BBB-.36	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	13,650,000	USD	551,124	558,285	(7,161)
CMBX.NA.BBB-.36	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	15,600,000	USD	$629,856	$636,480	$(6,624)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)							$5,871,234	$6,358,261	$(487,027)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2021

Reference Obligation	Financing Fee		Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.36	1.00%		3M	12/20/26	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	11,000,000	USD	$(444,129)	$(391,600)	$(52,529)
CDX.NA.HY.34	5.00%		3M	06/20/25	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	368	USD	30	9	21
CDX.NA.HY.37	5.00%		3M	12/20/26	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	4,250,000	USD	390,853	411,471	(20,618)
CMBX.NA.BBB-.36	1.00%		3M	12/20/26	Morgan Stanley & Co. LLC	BBB-	10,000,000	USD	(403,754)	(499,000)	95,246
CMBX.NA.BBB-.36	1.00%		3M	12/20/26	Morgan Stanley & Co. LLC	BBB-	18,601,200	USD	(751,030)	(915,178)	164,148
CMBX.NA.BBB-.36	1.00%		3M	12/20/26	Morgan Stanley & Co. LLC	BBB-	5,850,000	USD	(236,196)	(277,875)	41,679
CMBX.NA.BBB-.36	1.00%		3M	12/20/26	Morgan Stanley & Co. LLC	BBB-	19,500,000	USD	(787,320)	(912,600)	125,280
CMBX.NA.BBB-.36	1.00%		3M	12/20/26	Morgan Stanley & Co. LLC	BBB-	19,500,000	USD	(787,320)	(887,250)	99,930
CMBX.NA.BBB-.36	1.00%		3M	12/20/26	Morgan Stanley & Co. LLC	BBB-	3,965,000	USD	(160,088)	(198,250)	38,162
CMBX.NA.BBB-.36	1.00%		3M	12/20/26	Morgan Stanley & Co. LLC	BBB-	6,000,000	USD	(242,252)	(300,000)	57,748
CMBX.NA.BBB-.36	1.00%		3M	12/20/26	Morgan Stanley & Co. LLC	BBB-	10,000,000	USD	(403,754)	(500,000)	96,246
CMBX.NA.BBB-.36	1.00%		3M	12/20/26	Morgan Stanley & Co. LLC	BBB-	10,000,000	USD	(403,754)	(493,000)	89,246
CMBX.NA.BBB-.36	1.00%		3M	12/20/26	Morgan Stanley & Co. LLC	BBB-	42,000,000	USD	(1,695,766)	(2,150,400)	454,634
iTraxx Europe Crossover series 36	5.00%		3M	12/20/26	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	8,600,000	EUR	1,160,711	1,276,062	(115,351)
Petroleos Mexicanos	(1.00%	)	3M	12/20/26	Morgan Stanley & Co. LLC		3,770,000	USD	(354,790)	(368,849)	14,059
Petroleos Mexicanos	1.00%			12/21/26	Morgan Stanley & Co. International Plc		8,117,000	USD	(763,880)	(9,019)	(754,861)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)									$(5,882,439)	$(6,215,479)	$333,040

OTC Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at December 31, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	(5.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	3,774,000	USD	$(1,795,341)	$(1,896,435)	$101,094
Republic of Oman	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. International Plc	4,058,000	USD	(286,251)	(285,733)	(518)
Republic of Oman	(1.00)%	3M	12/20/2026	Morgan Stanley Capital Services LLC	3,490,000	USD	(246,184)	(237,235)	(8,949)
Republic of Oman	(1.00)%	3M	12/20/2026	JPMorgan Chase Bank, N.A.	2,642,000	USD	$(186,366)	$(181,699)	$(4,667)
Republic of Philippines	(1.00)%	3M	12/20/2026	Goldman Sachs International	25,000,000	USD	521,007	399,866	121,141
Republic of Turkey	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. International Plc	3,450,000	USD	(658,340)	(471,293)	(187,047)
Republic of Ukraine	(1.00)%	3M	12/20/2026	Credit Suisse International	4,058,000	USD	(835,649)	(551,897)	(283,752)
Republic of Ukraine	(5.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	6,088,000	USD	(263,063)	(33,822)	(229,241)

							$(3,750,187)	$(3,258,248)	$(491,939)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	5,645,000	USD	$504,811	$453,500	$51,311
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	1,102,000	USD	98,548	374,805	(276,257)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	J.P. Morgan Securities LLC	7,363,000	USD	658,446	71,578	586,868
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Morgan Stanley Capital Services LLC	69,000	USD	9,392	14,170	(4,778)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Credit Suisse International	10,000	USD	940	594	346
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	177,000	USD	16,632	5,121	11,511

Total OTC Credit Default Swaps on Index (Buy Protection)							$1,288,769	$919,768	$369,001

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2021

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs Bank USA	BBB-	1,096,000	USD	$(98,011)	$(30,005)	$(68,006)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	18,066,000	USD	(1,615,576)	(682,643)	(932,933)
CMBX.NA.BBB-.11	3.00%	1M	11/19/54	J.P. Morgan Securities LLC	BBB-	7,500,000	USD	(353,679)	(620,026)	266,347
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs Bank USA	BBB-	100,000	USD	(1,109)	(1,537)	428
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs Bank USA	BBB-	132,000	USD	(1,464)	(1,374)	(90)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs International	BBB-	398,000	USD	(4,413)	(5,212)	799
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	286,000	USD	(38,930)	(20,492)	(18,438)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB-	1,294,000 USD	$(176,138)	$(72,380)	$(103,758)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB-	232,000 USD	(31,580)	(5,855)	(25,725)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	J.P. Morgan Securities LLC	BBB-	2,160,000 USD	(294,017)	(114,150)	(179,867)
CMBX.NA.BBB-.9	3.00%	1M	09/17/58	J.P. Morgan Securities LLC	BBB-	187,000 USD	(17,571)	(961)	(16,610)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(2,632,488)	$(1,554,635)	$(1,077,853)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at December 31, 2021

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
1Life Healthcare, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	89,096 USD	$1,653
3D Systems Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	25,099 USD	(866)
3M Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,076,563 USD	2,361
3peak, Inc.	10/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	41,466 USD	(2,785)
3peak, Inc.	07/12/22	M	0.00%	Credit Suisse International	25,837 USD	(1,736)
5I5J Holdings Group Ltd.	11/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,588 USD	(90)
5I5J Holdings Group Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,287 USD	(85)
Abbott Laboratories	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	27,393 USD	(90)
AbCellera Biologics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	138,811 USD	(12,699)
Abercrombie & Fitch Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	163,078 USD	1,493
Academy Sports & Outdoors, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	177,054 USD	14,745
ACADIA Pharmaceuticals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	37,709 USD	3,323
ACI Worldwide, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	6,352 USD	(37)
ADD Industry Zhejiang Corp., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	4,415 USD	(33)
ADD Industry Zhejiang Corp., Ltd.	07/12/22	M	0.47%	Credit Suisse International	2,940 USD	(19)
Advanced Fiber Resources Zhuhai Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	32,448 USD	1,497
Advanced Fiber Resources Zhuhai Ltd.	07/12/22	M	0.00%	Credit Suisse International	26,266 USD	1,213
Advanced Micro Devices	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,355,469 USD	(66,596)
Aerojet Rocketdyne Holdings, Inc.	12/23/22	M	0.57%	JPMorgan Chase Bank, N.A.	15,506,066 USD	(9,942)
Aerojet Rocketdyne Holdings, Inc.	01/25/23	M	1.35%	Goldman Sachs International	668,957 USD	(429)
Affiliated Managers Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	169,595 USD	7,582
Afterpay Ltd.	08/08/23	M	0.39%	JPMorgan Chase Bank, N.A.	17,135,018 AUD	1,502
AGCO Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	12,024 USD	42
agilon health, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	22,376 USD	574
AGNC Investment Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	8,217 USD	(65)
Agnico Eagle Mined Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	337,806 USD	12,599
AIER Eye Hospital Group Co.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	111,550 USD	(2,091)
AIER Eye Hospital Group Co.	07/12/22	M	0.00%	Credit Suisse International	102,081 USD	(1,909)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Air Products & Chemicals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,047,703 USD	$87,696
Akamai Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	72,957 USD	(392)
Alcoa Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	44,541 USD	84
Algonquin Power & Utilities Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	40,863 USD	955
Alkermes PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,414 USD	(41)
Alleghany Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	435,861 USD	16,765
Allegion plc	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,023,011 USD	49,224
Ally Financial, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,352,869 USD	33,487
Alphabet, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,318,088 USD	(20,735)
Alteryx, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	413,354 USD	(10,001)
Altria Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	785,428 USD	9,255
Amazon.com, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	142,259 USD	(2,217)
Amcor PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	30,780 USD	879
Amdocs Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	542,086 USD	10,533
AMERCO	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	796,698 USD	13,774
Ameresco, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	16,293 USD	402
American Electric Power Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	9,744 USD	42
American Express Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,203,556 USD	35,637
American National Group, Inc.	08/11/23	M	0.57%	JPMorgan Chase Bank, N.A.	3,365,835 USD	16,478
Americold Realty Trust	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	291,347 USD	4,878
Ameriprise Financial, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	22,334 USD	(313)
AmerisourceBergen Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,003,309 USD	123,725
Amgen, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	73,418 USD	(528)
Amlogic Shanghai Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	170,943 USD	8,830
Amlogic Shanghai Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	139,635 USD	7,453
Analog Devices, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	436,342 USD	2,732
Anfu CE Link Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	54,003 USD	1,155
Anfu CE Link Ltd.	07/12/22	M	0.00%	Credit Suisse International	39,388 USD	857
Angel Yeast Co. Ltd.	05/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	122 USD	1
Anhui Andeli Department Store Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	38,030 USD	1,242
Anhui Andeli Department Store Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	25,682 USD	875
Anhui Construction Engineering Group Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	403,497 USD	(8,040)
Anhui Construction Engineering Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	311,645 USD	(6,168)
Anhui Fengyuan Pharmaceutical Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	17,482 USD	(188)
Anhui Fengyuan Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	11,767 USD	(113)
Anhui Fuhuang Steel Structure Co., Ltd.	12/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	211,745 USD	(91)
Anhui Fuhuang Steel Structure Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	156,066 USD	(22)
Anhui Guangxin Agrochemical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	394,267 USD	11,438
Anhui Guangxin Agrochemical Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	458,696 USD	12,895
Anhui Guofeng Plastic Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	38 USD	—

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anhui Honglu Steel Construction(Group) Co., Ltd.	07/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	414 USD	$(11)
Anhui Jinhe Industrial Co., Ltd.	11/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	231,476 USD	21,513
Anhui Jinhe Industrial Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	170,951 USD	15,971
Anhui Kouzi Distillery Co., Ltd.	10/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	833,655 USD	(91,868)
Anhui Kouzi Distillery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	637,498 USD	(70,392)
Anhui Sinomag Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	27,129 USD	(1,091)
Anhui Sinomag Technology Co., Ltd.	12/04/23	M	0.47%	JPMorgan Chase Bank, N.A.	40,046 USD	(1,556)
Anhui Yingjia Distillery Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	90,517 USD	(4,726)
Anhui Yingjia Distillery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	71,356 USD	(3,795)
Anhui Zhongding Sealing Parts Co., Ltd.	02/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	7,473 USD	(287)
Anhui Zhongding Sealing Parts Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,982 USD	(191)
Annil Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,209 USD	(252)
Annil Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	6,418 USD	(197)
ANSYS, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	258,311 USD	2,818
Antero Resources Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	371,595 USD	(12,058)
Anyang Iron & Steel, Inc.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,729 USD	(195)
Anyang Iron & Steel, Inc.	07/12/22	M	0.00%	Credit Suisse International	2,072 USD	(148)
Aoshikang Technology Co., Ltd.	05/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	295 USD	13
Apartment Income REIT Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	47,157 USD	897
Apellis Pharmaceuticals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	361,874 USD	(5,336)
Apollo Medical Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	351,629 USD	12,685
Appian Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	371,045 USD	(31,758)
Applied Materials, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	64,253 USD	(995)
Appotronics Corporation Ltd.	05/17/23	M	0.47%	JPMorgan Chase Bank, N.A.	489 USD	50
Appotronics Corporation Ltd.	07/12/22	M	0.00%	Credit Suisse International	489 USD	50
Aramark	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	13,103 USD	642
Arconic Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	11,310 USD	(53)
Arcplus Group PLC	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	26,078 USD	(396)
Arcplus Group PLC	07/12/22	M	0.00%	Credit Suisse International	20,608 USD	(311)
Arena Pharmaceuticals, Inc.	12/15/23	M	0.57%	JPMorgan Chase Bank, N.A.	10,367,558 USD	231,505
Arrowhead Pharmaceuticals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	166,566 USD	(8,043)
Arvinas, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	684,986 USD	35,710
Asia - Potash International Investment Guangzhou Co., Ltd.	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	282,808 USD	28,716
Asia - Potash International Investment Guangzhou Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	210,987 USD	21,503
Assurant, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,060,751 USD	62,530
Assured Guaranty Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	344,920 USD	19,683
AT&T, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	494,228 USD	(4,442)
Athene Holding Ltd.	06/05/23	M	37.44%	Goldman Sachs International	18,589,693 USD	182,473

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Atkore, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	22,870 USD	$1,036
Atlassian Corp. PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	35,052 USD	(736)
Autobio Diagnostics Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	85,565 USD	2,554
Autobio Diagnostics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	67,935 USD	2,042
Autodesk, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,021,477 USD	(8,068)
Autonation, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	110,582 USD	3,814
Avalara, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	369,925 USD	(18,617)
AvalonBay Communities, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	92,807 USD	1,662
Avary Holding Shenzhen Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	292,147 USD	14,759
Avary Holding Shenzhen Co., Ltd.	11/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	377,819 USD	18,962
Avast PLC	08/15/23	M	0.74%	JPMorgan Chase Bank, N.A.	807,509 GBP	(16,313)
Avcon Information Technology Co., Ltd.	12/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	26,416 USD	400
Avcon Information Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	20,915 USD	340
AVICOPTER PLC	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	243,775 USD	9,472
AVICOPTER PLC	07/12/22	M	0.47%	Credit Suisse International	185,652 USD	7,118
Axon Enterprise, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	163,252 USD	2,697
Baiyang Investment Group, Inc.	12/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	72,588 USD	1,596
Baiyang Investment Group, Inc.	07/12/22	M	0.00%	Credit Suisse International	52,045 USD	1,182
Ballard Power Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	20,001 USD	32
Bank of America Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,763,285 USD	(2,638)
Bank of Chengdu Co., Ltd.	12/29/23	M	0.48%	JPMorgan Chase Bank, N.A.	203,828 USD	1,402
Bank of Chengdu Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	153,637 USD	1,132
Bank of Communications Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	85,695 USD	597
Bank of Communications Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	112,854 USD	781
Bank of Hangzhou Co., Ltd.	10/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	19,105 USD	(1,001)
Bank of Hangzhou Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	15,221 USD	(792)
Bank of Jiangsu Co., Ltd.	11/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	211,955 USD	(1,289)
Bank of Jiangsu Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	159,934 USD	(951)
Bank of Montreal	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,620,723 USD	60,678
Bank of Nanjing Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	66,529 USD	109
Bank of Nanjing Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	49,268 USD	77
Bank of Ningbo Co., Ltd	11/03/22	M	0.45%	JPMorgan Chase Bank, N.A.	207,410 USD	1,007
Bank of Ningbo Co., Ltd	07/12/22	M	0.00%	Credit Suisse International	156,606 USD	758
Baoji Titanium Industry Co., Ltd.	11/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	268,428 USD	24,770
Baoji Titanium Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	252,558 USD	23,374
Baolingbao Biology Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	249,677 USD	5,095
Baolingbao Biology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	197,499 USD	4,028
Baota Industry Co., Ltd.	12/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,935 USD	(80)
Baota Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,527 USD	(72)
Baotailong New Materials Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	25,501 USD	1,308

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Baotailong New Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	20,116 USD	$1,050
Barclays Custom Swap - BXIIUWR3	12/13/21	M	0.00%	Barclays Bank PLC	7,990,492 USD	(52,359)
Barclays Equity Index Swap - BXIIUMR3	12/02/21	M	0.00%	Barclays Bank PLC	15,980,950 USD	(72,930)
Barclays Equity Index Swap- BXIIUVJB	12/08/21	M	0.00%	Barclays Bank PLC	7,990,466 USD	(12,484)
BCE, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,461,407 USD	44,891
Beam Therapeutics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,276,254 USD	(97,798)
Beijing ABT Networks Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	81,988 USD	2,449
Beijing ABT Networks Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	115,046 USD	3,341
Beijing Aosaikang Pharmaceutical Co., Ltd.	07/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	25,782 USD	989
Beijing Aosaikang Pharmaceutical Co.,Ltd.	07/12/22	M	0.00%	Credit Suisse International	20,465 USD	787
Beijing Bayi Space LCD Technology Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,395 USD	68
Beijing Bayi Space LCD Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	2,930 USD	45
Beijing Bei Mo Gao Ke Friction Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	841 USD	104
Beijing Capital Eco-Environment Protection Group Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	5 USD	—
Beijing Capital Eco-Environment Protection Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	66 USD	(1)
Beijing Career International Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	65,131 USD	2,219
Beijing Career International Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	50,053 USD	1,680
Beijing Dahao Technology Corp., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,613 USD	(230)
Beijing Dahao Technology Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,749 USD	(195)
Beijing Dahao Technology Corp., Ltd.	12/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	435 USD	(21)
Beijing E-Techstar Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,770 USD	(394)
Beijing E-Techstar Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,235 USD	(298)
Beijing Easpring Material Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	37,514 USD	650
Beijing Easpring Material Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	25,435 USD	462
Beijing Enlight Media Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	273,370 USD	30,190
Beijing Enlight Media Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	206,064 USD	22,776
Beijing Haohua Energy Resource Co., Ltd.	11/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	214,555 USD	(12,517)
Beijing Haohua Energy Resource Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	216,153 USD	(12,615)
Beijing Huafeng Test & Control Technology Co., Ltd.	12/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	45,216 USD	2,976

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Huafeng Test & Control Technology Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	391,835 USD	$33,935
Beijing Huafeng Test & Control Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	346,688 USD	30,008
Beijing Huayuanyitong Thermal Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	6,389 USD	(147)
Beijing Huayuanyitong Thermal Technology Co., Ltd.	12/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,957 USD	(160)
Beijing Inhand Networks Technology Co., Ltd.	11/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	229,541 USD	(1,118)
Beijing Inhand Networks Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	225,619 USD	(1,200)
Beijing Kaiwen Education Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	14,411 USD	475
Beijing Kaiwen Education Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	11,414 USD	381
Beijing Kingsoft office Software Inc.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	261,069 USD	19,675
Beijing Kingsoft office Software Inc.	07/12/22	M	0.00%	Credit Suisse International	191,451 USD	14,450
Beijing LabTech Instruments Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	43,973 USD	(1,547)
Beijing LabTech Instruments Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	31,422 USD	(1,117)
Beijing Orient National Communication Science & Technology Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	79,230 USD	(602)
Beijing Orient National Communication Science & Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	60,503 USD	(516)
Beijing Piesat Information Technology Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	38,414 USD	370
Beijing Piesat Information Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	27,090 USD	286
Beijing Seeyon Internet Software Corp.	11/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	29,761 USD	1,095
Beijing Seeyon Internet Software Corp.	07/12/22	M	0.00%	Credit Suisse International	22,290 USD	819
Beijing Shougang Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	53,389 USD	(704)
Beijing Shougang Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	42,268 USD	(552)
Beijing SPC Environment Protection Tech Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	213,577 USD	(2,717)
Beijing SPC Environment Protection Tech Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	214,848 USD	(2,389)
Beijing Tianyishangjia New Material Corp., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	38,687 USD	3,255
Beijing Tianyishangjia New Material Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	26,764 USD	2,276
Beijing Tongrentang Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	245,449 USD	27,677
Beijing Tongrentang Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	181,240 USD	20,605

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Tongtech Co., Ltd.	11/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,400 USD	$87
Beijing Tongtech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,468 USD	92
Beijing United Information Technology Co., Ltd.	02/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	355 USD	—
Beijing Urban Construction Group Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	12,132 USD	12
Beijing Urban Construction Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,023 USD	15
Beijing Wandong Medical Technology Co., Ltd.	11/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	35,227 USD	(110)
Beijing Wandong Medical Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	28,878 USD	(112)
Beijing Water Business Doctor Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	2,015 USD	28
Beijing Water Business Doctor Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	1,407 USD	23
Beijing Water Business Doctor Co., Ltd.	11/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	23,921 USD	(223)
Beijing Water Business Doctor Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	20,004 USD	(188)
Beijing WKW Automotive Parts Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	35,869 USD	292
Beijing WKW Automotive Parts Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	24,245 USD	219
Beijing Worldia Diamond Tools Co., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	16,162 USD	(242)
Beijing Worldia Diamond Tools Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	13,547 USD	(203)
Beijing Yanjing Brewery Co., Ltd.	12/20/23	M	0.48%	JPMorgan Chase Bank, N.A.	161,539 USD	3,120
Beijing Yanjing Brewery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	123,178 USD	2,409
Bengang Steel Plates Co., Ltd.	07/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	446,659 USD	(15,215)
Bengang Steel Plates Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	390,761 USD	(13,290)
Bentley Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,896,728 USD	(47,381)
Berkshire Hathaway, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	18,559 USD	(21)
Best Buy Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	485,158 USD	20,505
Bethel Automotive Safety Systems Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	84,128 USD	(4,408)
Bethel Automotive Safety Systems Co., Ltd.	12/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	117,262 USD	(5,873)
Betta Pharmaceuticals Co., Ltd.	03/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	25 USD	1
Betta Pharmaceuticals Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	1,238 USD	27
Beyond Meat, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	236,956 USD	(17,106)
BGRIMM Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	17,857 USD	(259)
BGRIMM Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	14,106 USD	(198)
BigCommerce Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	137,938 USD	(10,818)
Bio-Rad Laboratories, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	71,194 USD	585
Bio-Techne Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	447,663 USD	33,464
Bio-Thera Solutions Ltd.	11/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	20,082 USD	272
Bio-Thera Solutions Ltd.	07/12/22	M	0.00%	Credit Suisse International	16,188 USD	218
Biogen, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	474,140 USD	10,258

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BJ's Wholesale Club Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	33,862 USD	$1,632
Black Knight, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	358,864 USD	5,437
Blackline, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,869,155 USD	(13,315)
Blackrock, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,906,351 USD	9,916
Blue Sail Medical Co., Ltd.	02/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	128 USD	5
Blue Sail Medical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	108 USD	4
Boe Technology Group Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	89,228 USD	1,022
Boe Technology Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	80,452 USD	924
Boji Medical & Technological Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	118,750 USD	3,420
Boji Medical & Technological Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	85,639 USD	2,462
Booking Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,152,535 USD	3,893
Boston Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	732,233 USD	4,113
Boya Bio-pharmaceutical Group Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	278,095 USD	7,724
Boya Bio-pharmaceutical Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	208,418 USD	5,796
Bridgebio Pharma, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	206,073 USD	(118,320)
Bright Real Estate Group Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	8,489 USD	136
Bright Real Estate Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	6,273 USD	102
Brightgene Bio Medical Technology Co., Ltd.	12/29/23	M	0.48%	JPMorgan Chase Bank, N.A.	18,688 USD	895
Brightgene Bio Medical Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	14,290 USD	686
Bristol-Myers Squibb Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,407,450 USD	(211)
Broadcom, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	298,390 USD	(2,948)
Broadex Technologies Co., Ltd.	01/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	196 USD	11
Brookfield Asset Management, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	911,356 USD	35,825
Brooks Automation, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	856,428 USD	39,083
Bros Eastern Co., Ltd.	04/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	246,734 USD	19,860
Bros Eastern Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	184,157 USD	14,815
Brown-Forman Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,946 USD	61
Bunge Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	541,282 USD	11,503
Burlington Stores, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,091,541 USD	34,853
BWX Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,057,538 USD	20,907
CACI International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,591,498 USD	85,257
California Resources Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	53,928 USD	2,236
Callaway Golf Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	36,004 USD	546
Cambricon Technologies, Inc.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	28,562 USD	1,281
Cambricon Technologies, Inc.	07/12/22	M	0.00%	Credit Suisse International	22,851 USD	1,023
Camden Property Trust	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	169,204 USD	4,473
Cameco Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,287,318 USD	(25,457)
Campbell Soup Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	18,133 USD	555
Canadian Imperial Bank of Commerce	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	374,034 USD	3,387
Canadian Pacific Railway Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,174,144 USD	18,731
Canadian Solar, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	85,544 USD	(1,530)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cangzhou Mingzhu Plastic Co., Ltd.	12/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	58,854 USD	$(1,999)
Cangzhou Mingzhu Plastic Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	53,819 USD	(1,795)
Canopy Growth Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	97,865 USD	(9,422)
Capital One Financial Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,579,711 USD	17,255
Cardinal Health, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,535,354 USD	54,658
Cardlytics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	35,523 USD	430
Carlisle Cos, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	48,903 USD	1,217
Carrier Global Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,108,840 USD	35,679
Carter's, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	7,040 USD	147
Caterpillar, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	193,704 USD	11
Cathay Biotech Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	44,603 USD	1,660
Cathay Biotech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	33,454 USD	1,243
CCS Supply Chain Management Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	177,057 USD	(2,963)
CCS Supply Chain Management Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	133,197 USD	(2,236)
CDK Global, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	593,599 USD	18,477
CDW Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	43,817 USD	6
Ceepower Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	56,732 USD	(20)
Ceepower Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	51,925 USD	17
Celanese Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,431,605 USD	85,809
Centene Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	828,249 USD	(21,965)
Central China Securities Co., Ltd.	12/04/23	M	0.47%	JPMorgan Chase Bank, N.A.	144,859 USD	283
Central China Securities Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	110,104 USD	217
Cerence, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	96,336 USD	6,821
Ceridian HCM Holding, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,245,886 USD	54,323
Cerner Corp.	12/22/23	M	0.57%	JPMorgan Chase Bank, N.A.	19,868,468 USD	401,895
Certara, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	111,919 USD	(627)
ChampionX Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	458 USD	(13)
Change Healthcare, Inc.	01/19/23	M	0.57%	JPMorgan Chase Bank, N.A.	7,836,789 USD	122,857
Change Healthcare, Inc.	01/10/23	M	15.69%	Goldman Sachs International	7,791,047 USD	122,140
Changhong Huayi Compressor Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	103,394 USD	1,101
Changhong Huayi Compressor Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	75,149 USD	794
Changzhou Almaden Stock Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	95,185 USD	2,900
Changzhou Almaden Stock Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	86,818 USD	2,685
Changzhou Galaxy Century Microelectronics Co., Ltd.	11/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	16,293 USD	(548)
Changzhou Galaxy Century Microelectronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	12,221 USD	(413)
ChargePoint Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	296,729 USD	4,909
Charles River Laboratories International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	322,951 USD	5,977
Chart Industries, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	143,427 USD	4,739
Charter Communications, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	619,833 USD	(7,633)
Check Point Software Technologies, Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	57,374 USD	(27)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chegg, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	80,888 USD	$283
Chengdu Easton Bio Pharmaceutical Co., Ltd.	10/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	333 USD	9
Chengdu Easton Bio Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	709 USD	19
Chengdu Leejun Industrial Co., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	60,191 USD	2,084
Chengdu Leejun Industrial Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	55,175 USD	1,911
Chengdu Wintrue Holding Co., Ltd.	12/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	186,794 USD	16,003
Chengdu Wintrue Holding Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	188,315 USD	16,148
Chengdu Xingrong Environment Co., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	240,917 USD	(546)
Chengdu Xingrong Environment Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	182,069 USD	(403)
Chengtun Mining Group Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,349 USD	(120)
Chengtun Mining Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,841 USD	(117)
Chenguang Biotech Group Co., Ltd.	11/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	219,464 USD	13,558
Chenguang Biotech Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	165,675 USD	10,209
Chengzhi Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	168 USD	3
China Automotive Engineering Research Institute Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	50,476 USD	1,208
China Automotive Engineering Research Institute Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	38,508 USD	912
China Baoan Group Co., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	15,691 USD	(234)
China Baoan Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	11,732 USD	(185)
China Bester Group Telecom Co., Ltd.	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	30,241 USD	(1,006)
China Bester Group Telecom Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	24,083 USD	(794)
China Coal Xinji Energy Co., Ltd.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,226 USD	(314)
China Coal Xinji Energy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,876 USD	(246)
China Construction Bank	07/12/22	M	0.00%	Credit Suisse International	153,628 USD	(723)
China Construction Bank Corp.	11/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	203,701 USD	(961)
China Great Wall Securities Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,935 USD	(42)
China Great Wall Securities Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,319 USD	(36)
China Jushi Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	162 USD	12
China Kings Resources Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	170 USD	(22)
China Merchants Port Group Co., Ltd.	12/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,989 USD	(138)
China Merchants Port Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,443 USD	(124)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China National Electric Apparatus Research Institute Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	205,077 USD	$(2,570)
China National Electric Apparatus Research Institute Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	150,782 USD	(1,896)
China National Medicines Corp., Ltd.	10/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	25,615 USD	1,100
China National Medicines Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	20,386 USD	887
China Petroleum & Chemical Corp.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	204,267 USD	(112)
China Petroleum & Chemical Corp.	07/12/22	M	0.47%	Credit Suisse International	153,987 USD	(75)
China Petroleum Engineering Corp.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,301 USD	107
China Petroleum Engineering Corp.	07/12/22	M	0.00%	Credit Suisse International	6,250 USD	81
China Railway Group Ltd.	11/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	206,755 USD	(2,985)
China Railway Group Ltd.	07/12/22	M	0.00%	Credit Suisse International	155,861 USD	(2,238)
China Southern Airlines Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	106,282 USD	248
China Southern Airlines Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	80,193 USD	373
China Tourism Group Duty Free Corp., Ltd.	07/12/22	M	0.47%	Credit Suisse International	27,393 USD	148
China Tourism Group Duty Free Corp., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	37,666 USD	203
China Tungsten and Hightech Materials Co., Ltd.	07/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	711,327 USD	(17,649)
China Tungsten and Hightech Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	596,018 USD	(14,718)
China Vanke Co., Ltd.	12/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	124,127 USD	(3,211)
China Vanke Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	94,527 USD	(2,445)
China Yangtze Power Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	83,131 USD	569
China Yangtze Power Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	61,521 USD	452
China Zhenhua Group Science & Technology Co., Ltd.	10/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	76,116 USD	5,784
China Zhenhua Group Science & Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	55,935 USD	4,515
Chipotle Mexican Grill, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	707,589 USD	(1,296)
Chipsea Technologies Shenzhen Corp., Ltd.	11/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	65,857 USD	3,697
Chipsea Technologies Shenzhen Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	46,678 USD	2,686
Chongqing Brewery Co., Ltd.	11/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	327,639 USD	(7,114)
Chongqing Brewery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	245,008 USD	(5,207)
Chongqing Changan Automobile Co., Ltd.	01/30/23	M	0.23%	JPMorgan Chase Bank, N.A.	8,978 USD	(398)
Chongqing Changan Automobile Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,236 USD	(325)
Chongqing Chuanyi Automation Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	79 USD	4

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chongqing Fuling Electric Power Industrial Co., Ltd.	11/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	280,188 USD	$(23,593)
Chongqing Fuling Electric Power Industrial Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	209,809 USD	(17,679)
Chongqing Massci & Tech Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,410 USD	(105)
Chongqing Massci & Tech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,861 USD	(97)
Chongqing Taiji Industry Group Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	245,862 USD	33,243
Chongqing Taiji Industry Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	182,635 USD	24,579
Chongqing Three Gorges Bank Co., Ltd.	03/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	33 USD	3
Chongqing Three Gorges Water Conservancy & Electric Power Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	179,726 USD	14,932
Chongqing Three Gorges Water Conservancy & Electric Power Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	242,326 USD	20,024
Chongqing Water Group Co., Ltd.	11/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	241,081 USD	(8,551)
Chongqing Water Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	182,877 USD	(6,469)
Chubb Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	709,297 USD	20,641
Ciena Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	435,194 USD	8,923
Cincinnati Financial, Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	415,003 USD	8,703
Cineplex, Inc.	03/07/22	M	1.00%	JPMorgan Chase Bank, N.A.	734,397 CAD	41,111
Cineplex, Inc.	12/20/23	M	10.86%	Goldman Sachs International	880,625 CAD	49,296
Cintas Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	221,762 USD	8,244
Cit Group, Inc.	10/19/22	M	0.57%	JPMorgan Chase Bank, N.A.	994,665 USD	(17,510)
Citi Equity Index Swap - CIEQVRUH	12/08/21	M	0.00%	Citibank N.A.	26,635,064 USD	74,307
Citic Pacific Special Steel Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	116 USD	7
Citic Pacific Special Steel Group Co., Ltd.	08/09/23	M	0.47%	JPMorgan Chase Bank, N.A.	21 USD	1
Citrix Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,059,519 USD	(5,786)
City Development Environment Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	79 USD	(1)
Civitas Resources, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	41,745 USD	(170)
Clean Harbors, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	218,609 USD	10,263
CMC Materials, Inc.	12/19/23	M	0.57%	JPMorgan Chase Bank, N.A.	18,037,480 USD	471,148
CMS Energy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	43,218 USD	496
CMST Development Co., Ltd.	09/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	20,350 USD	113
CMST Development Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	15,480 USD	87
CNNC Hua Yuan Titanium Dioxide Co., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,982 USD	(7)
CNNC Hua Yuan Titanium Dioxide Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	1,984 USD	(8)
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,103 USD	46
Coca-Cola Co/The	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,127,749 USD	45,966

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Coca-Cola Europacific Partners plc	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	18,768 USD	$808
Cognex Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,193,392 USD	15,232
Coherent, Inc.	01/23/23	M	0.57%	JPMorgan Chase Bank, N.A.	20,129,609 USD	233,781
Colfax Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	576,045 USD	10,073
Colgate-Palmolive Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	18,213 USD	562
Columbia Banking System, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	60,350 USD	1,687
Comefly Outdoor Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,027 USD	89
Comefly Outdoor Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,123 USD	40
Conagra Brands, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,412,466 USD	32,279
Contemporary Amperex Technology Co.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	202,904 USD	66
Contemporary Amperex Technology Co.	07/12/22	M	0.00%	Credit Suisse International	156,835 USD	5
Copart, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	609,715 USD	34,366
Corning, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	71,142 USD	1,903
Corsair Gaming, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	290,793 USD	(7,641)
COSCO Shipping Specialized Carriers Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	33,325 USD	(32)
COSCO Shipping Specialized Carriers Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	25,479 USD	(15)
CoStar Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,714,698 USD	23,218
Coterra Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,223,768 USD	(39,878)
Cousins Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	6,827 USD	262
CryoPort, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	207,631 USD	4,079
Crystal Clear Electronic Material Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	48,638 USD	(2,095)
Crystal Clear Electronic Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	41,793 USD	(1,805)
CSD Water Service Co., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,363 USD	(44)
CSD Water Service Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,001 USD	(37)
Cubic Sensor and Instrument Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,000 USD	624
Cubic Sensor and Instrument Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,125 USD	514
Cullen/Frost Bankers, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	113,678 USD	416
Cummins, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	248,631 USD	6,375
Curtiss-Wright Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	4,984 USD	147
CVS Health Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,911,832 USD	30,774
Cytokinetics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	110,282 USD	12,830
Dafeng Industrial Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,244 USD	39
Dalian Bio-Chem Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	43 USD	(2)
Dalian Haosen Equipment Manufacturing Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	168,157 USD	(4,008)
Dalian Haosen Equipment Manufacturing Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	184,011 USD	(4,503)
Dalian Huarui Heavy Industry Group Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	202,921 USD	3,954
Dalian Huarui Heavy Industry Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	152,965 USD	2,993
Dark Horse Technology Group Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,976 USD	(337)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dark Horse Technology Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,410 USD	$(284)
Darling Ingredients, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,051,700 USD	89,783
Datadog, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	281,523 USD	960
Dechang Electronic Co.,Ltd	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	70,905 USD	793
Dechang Electronic Co.,Ltd	07/12/22	M	0.00%	Credit Suisse International	65,211 USD	727
Deere & Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	534,544 USD	(5,808)
Dehua Tb New Decoration Material	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	25,582 USD	(373)
Dehua Tb New Decoration Material	07/12/22	M	0.00%	Credit Suisse International	20,148 USD	(246)
DENTSPLY SIRONA, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	26,061 USD	1,387
Dexcom, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,648,418 USD	(82,135)
Diamondback Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	489,359 USD	13,762
Dick's Sporting Goods, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	60,974 USD	6,525
Digital Realty Trust, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	80,204 USD	3,102
Diodes, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,520 USD	104
DISH Network Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	149,723 USD	1,869
Do-Fluoride New Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	190,496 USD	5,746
Do-Fluoride New Materials Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	241,197 USD	7,381
Dominion Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,804 USD	3
Dongfang Electronics Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	41,841 USD	(4,896)
Dongfang Electronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	28,335 USD	(3,350)
Dongguan Development (Holdings) Co., Ltd.	05/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	65 USD	(1)
Dongguan Winnerway Industrial Zone Ltd.	12/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	6,529 USD	(193)
Dongguan Winnerway Industrial Zone Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,421 USD	(130)
Dongguan Yiheda Automation Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,913 USD	(241)
Dongguan Yiheda Automation Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,416 USD	(189)
Dongguan Yutong Optical Technology Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	20,389 USD	878
Dongguan Yutong Optical Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	13,581 USD	596
Donglai Coating Technology Shanghai Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	40,066 USD	(206)
Donglai Coating Technology Shanghai Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	31,593 USD	(155)
DoubleVerify Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	126,182 USD	9,368
Douglas Emmett, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	18,871 USD	90
DR Horton, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	39,172 USD	1,171
Drilling Co. of 1972 (The)	11/14/23	M	0.25%	JPMorgan Chase Bank, N.A.	4,029,270 DKK	28,199
Dropbox, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,776,980 USD	(26,394)
DTE Energy Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	19,052 USD	74
Duke Energy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	32,412 USD	527
Dycom Industries, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	367,084 USD	22,302
Dynatrace, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,109,426 USD	(7,315)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
E2open Parent Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	52,877 USD	$2,612
Earth-Panda Advanced Magnetic Material Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	32,896 USD	(1,406)
Earth-Panda Advanced Magnetic Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	23,964 USD	(1,026)
Eastern Pioneer Driving School Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	318,569 USD	9,219
Eastern Pioneer Driving School Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	239,475 USD	7,078
Eastman Chemical Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	35,375 USD	1,624
Ecolab, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,798,508 USD	72,582
Ecovacs Robotics Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	194,502 USD	(288)
Ecovacs Robotics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	149,329 USD	(116)
Editas Medicine, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	221,327 USD	(23,715)
Egyptian Government Bond	02/10/22	3M	0.00%	HSBC Bank PLC	2,669,849 USD	75,366
Egyptian Government Bond	03/17/22	3M	0.00%	JPMorgan Chase Bank, N.A.	2,941,094 USD	80,603
Egyptian Government Bond	03/31/22	3M	0.00%	Citigroup Global Markets Inc.	3,892,719 USD	107,312
Elanco Animal Health, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	49,485 USD	(558)
Electronic Arts, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	484,039 USD	(2,604)
Element Solutions, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	596,137 USD	24,848
Eli Lilly & Company Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,026,136 USD	107,856
EmbedWay Technologies Shanghai Corp.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	146,111 USD	(2,623)
EmbedWay Technologies Shanghai Corp.	07/12/22	M	0.00%	Credit Suisse International	147,356 USD	(2,652)
EMCOR Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	89,195 USD	3,545
Emerson Electric Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,231,667 USD	49,166
Enbridge, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	663,972 USD	30,011
Encompass Health Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	19,726 USD	308
Enn Natural Gas Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	50,961 USD	(1,124)
Enn Natural Gas Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	40,374 USD	(908)
Enphase Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,864,107 USD	(59,770)
Entegris, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	57,439 USD	2,428
Entergy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	57,401 USD	388
Envestnet, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	16,376 USD	(588)
Envista Holdings Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	74,672 USD	(98)
EPAM Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,469,646 USD	38,378
Epoxy Base Electronic Material Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	134,057 USD	1,432
Epoxy Base Electronic Material Corp., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	133,019 USD	1,427
EQT Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	209,463 USD	6,129
Equifax, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	17,924 USD	814
Equitable Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	213,285 USD	5,129
Equity Commonwealth	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,036,413 USD	3,990
Equity Residential	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	153,288 USD	3,820
Essent Group Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	24,487 USD	1,237
Essex Property Trust, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	585,033 USD	19,746
Eternal Asia Supply Chain Management Ltd.	11/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	201,183 USD	5,206
Eternal Asia Supply Chain Management Ltd.	07/12/22	M	0.00%	Credit Suisse International	202,672 USD	5,275
Etsy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	22,364 USD	(470)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Europcar Mobility Group	08/02/23	M	0.07%	JPMorgan Chase Bank, N.A.	6,353,466 EUR	$(2,857)
Eve Energy Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	223,119 USD	(4,314)
Eve Energy Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	168,400 USD	(3,369)
Evercore, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,190,848 USD	50,949
Everest Re Group, Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	21,452 USD	735
Expedia Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,696,214 USD	(26,979)
Expeditors International of Washington, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	68,693 USD	600
Exxon Mobil Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,349,997 USD	15,397
Eyebright Medical Technology Co., Ltd.	08/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,430 USD	(131)
Farasis Energy Gan Zhou Co., Ltd.	08/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	41,802 USD	(1,148)
Farasis Energy Gan Zhou Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	37,993 USD	(1,034)
Fate Therapeutics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	117,652 USD	(4,611)
Ferrari NV	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	93,632 USD	3,685
Ferro Corp.	05/15/23	M	0.57%	JPMorgan Chase Bank, N.A.	15,487,219 USD	172,160
First BanCorp	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	40,517 USD	1,526
First Citizens BancShares, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,974,234 USD	(54,027)
First Horizon Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	24,790 USD	995
First Majestic Silver Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	68,060 USD	(244)
First Solar, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	682,837 USD	(15,018)
Fisker, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	62,730 USD	(4,890)
Fiverr International Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	198,430 USD	(12,417)
Flagstar Bancorp, Inc.	04/28/23	M	0.57%	JPMorgan Chase Bank, N.A.	72,040 USD	2,794
Flowserve Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	684,258 USD	19,787
Focus Technology Co., Ltd.	11/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	20,644 USD	669
Focus Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	16,156 USD	527
Foot Locker, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	680,246 USD	33,366
Fortive Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	9,490 USD	122
Fortune Ng Fung Food Hebei Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	92 USD	3
Foryou Corp.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	32,292 USD	(1,248)
Foryou Corp.	07/12/22	M	0.47%	Credit Suisse International	21,893 USD	(834)
Foshan Haitian Flavouring & Food Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	24,651 USD	(535)
Foshan Nationstar Optoelectronics Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	103,221 USD	1,816
Foshan Nationstar Optoelectronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	86,926 USD	1,535
Foshan Nationstar Optoelectronics Co., Ltd.	10/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	106,133 USD	1,779
Foshan Nationstar Optoelectronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	122,774 USD	2,053
Fox Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	249,765 USD	490
Fox Factory Holdings Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,962 USD	100
Franco-Nevada Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	104,551 USD	3,177
Franklin Resources, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,986 USD	256
Freedom Holding Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	108,770 USD	(200)
FTI Consulting, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	784,046 USD	25,551
Fu Jian Anjoy Foods Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	54,373 USD	(3,460)
fuboTV, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	54,866 USD	(4,658)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fuda Alloy Materials Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	11,109 USD	$(69)
Fuda Alloy Materials Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	8,652 USD	(36)
FuelCell Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	21,531 USD	(4,064)
Fujian Apex Software Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,390 USD	(10)
Fujian Apex Software Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	2,825 USD	(9)
Fujian Cement, Inc.	07/12/22	M	0.00%	Credit Suisse International	36 USD	(1)
Fujian Fynex Textile Science & Technology Co., Ltd.	12/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,080 USD	(8)
Fujian Fynex Textile Science & Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,026 USD	(6)
Fujian Haixia Environmental Protection Group Co., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,523 USD	(71)
Fujian Haixia Environmental Protection Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,930 USD	(65)
Fujian Raynen Technology Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	76,550 USD	2,049
Fujian Raynen Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	58,408 USD	1,614
Fujian Supertech Advanced Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	80,028 USD	(313)
Fujian Supertech Advanced Material Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	105,711 USD	(498)
Fulgent Genetics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	10,183 USD	(224)
Fushun Special Steel Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	23,368 USD	340
Fushun Special Steel Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	16,827 USD	273
Gaming and Leisure Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	648,140 USD	34,511
Ganso Co., Ltd.	12/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	88,427 USD	3,211
Ganso Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	64,540 USD	2,340
GANSU DAYU Water-saving Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	15,254 USD	20
GANSU DAYU Water-saving Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	11,273 USD	21
Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	49,767 USD	216
Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	65,274 USD	242
Ganyuan Foods Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	13,748 USD	618
Ganyuan Foods Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,177 USD	401
Garmin Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,750,388 USD	66,016
Gartner, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	51,596 USD	1,561
GCL Energy Technology Co., Ltd.	12/04/23	M	0.47%	JPMorgan Chase Bank, N.A.	28,627 USD	(1,251)
GCL Energy Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	26,186 USD	(1,134)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GCP Applied Technologies, Inc.	12/08/23	M	0.57%	JPMorgan Chase Bank, N.A.	10,841,099 USD	$(34,306)
Gem Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	102,122 USD	(301)
Gem Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	75,730 USD	(217)
Gem Year Industrial Co., Ltd.	02/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	9 USD	—
Gem Year Industrial Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	1 USD	—
Gemdale Corp.	11/17/23	M	0.47%	JPMorgan Chase Bank, N.A.	29,950 USD	4,238
Gemdale Corp.	07/12/22	M	0.00%	Credit Suisse International	22,817 USD	3,232
Generac Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	823,611 USD	11,495
General Electric Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,965,427 USD	29,779
General Motors Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	142,571 USD	3,417
Gentex Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	981,922 USD	44,097
Geovis Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	94,744 USD	6,872
Geovis Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	69,159 USD	5,195
GFL Environmental, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,207 USD	274
GI Technologies Group Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	25,239 USD	234
GI Technologies Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	19,962 USD	198
Giant Network Group Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	129,706 USD	5,520
Giant Network Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	99,045 USD	4,252
Gigadevice Semiconductor, Inc.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	833,810 USD	29,582
Gigadevice Semiconductor, Inc.	07/12/22	M	0.00%	Credit Suisse International	641,489 USD	23,245
Global-e Online Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	54,122 USD	3,182
Gohigh Data Networks Technology Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	210,784 USD	(7,833)
Gohigh Data Networks Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	192,885 USD	(7,106)
Goke Microelectronics Co., Ltd.	10/31/23	M	0.48%	JPMorgan Chase Bank, N.A.	39,533 USD	1,215
Goke Microelectronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	31,113 USD	903
Goldcup Electric Apparatus Co., Ltd.	11/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	341,990 USD	(9,227)
Goldcup Electric Apparatus Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	268,745 USD	(7,204)
Goldman Sachs Fusion Swap	12/28/21	M	0.00%	Goldman Sachs International	230,232,592 USD	1,555,472
Goldman Sachs Intraday Momentum ES Series 4 Excess Return Strategy	12/24/21	M	0.00%	Goldman Sachs International	10,678,664 USD	23,583
Goldman Sachs Intraday Momentum NQ Series 4 Excess Return Strategy	12/24/21	M	0.00%	Goldman Sachs International	16,856,324 USD	26,670
Gospell Digital Technology Co., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	56,553 USD	(227)
Gospell Digital Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	43,038 USD	(163)
Gosuncn Technology Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	208,497 USD	2,463
Gosuncn Technology Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	157,030 USD	2,034
Grand Canyon Education, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	229,319 USD	2,184

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Grand Industrial Holding Group Co., Ltd.	11/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,492 USD	$189
Grand Industrial Holding Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,117 USD	173
Grand Industrial Holding Group Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,500 USD	11
Grand Industrial Holding Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,117 USD	4
Grandjoy Holdings Group Co., Ltd.	11/17/23	M	0.47%	JPMorgan Chase Bank, N.A.	161,115 USD	1,409
Grandjoy Holdings Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	122,103 USD	1,083
Great Wall Motor Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	63,358 USD	(3,191)
Great Wall Motor Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	57,740 USD	(2,904)
Great Western Bancorp, Inc.	09/20/23	M	0.57%	JPMorgan Chase Bank, N.A.	4,320,338 USD	287,661
Gree Real Estate Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	85,859 USD	(5,953)
Gree Real Estate Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	65,582 USD	(4,541)
GS Custom Basket Swap - GSCBBXEN	12/28/21	M	0.00%	Goldman Sachs International	26,161,305 USD	486,469
GS Custom Basket Swap - GSCBBXRT	12/28/21	M	0.00%	Goldman Sachs International	25,548,033 USD	482,322
GS Equity Index Swap - GSVIKY4E	12/03/21	M	0.00%	Goldman Sachs International	26,737,803 USD	104,866
GS Equity Index Swap - GSVISK1D	12/28/21	M	0.00%	Goldman Sachs International	53,460,416 USD	256,008
GS Equity Index Swap - GSVIU107	12/28/21	M	0.00%	Goldman Sachs International	40,465,206 USD	(29,004)
GS Equity Index Swap - GSVIUS97	12/28/21	M	0.00%	Goldman Sachs International	13,406,034 USD	21,835
GS Equity Index Swap - RCXTMSS3	12/24/21	M	0.00%	Goldman Sachs International	7,302,366 USD	18,615
GS Optimized Cn Basket Swap	12/24/21	M	0.00%	Goldman Sachs International	60,423,236 USD	760,662
Guangdong Biolight Meditech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	57 USD	9
Guangdong Champion Asia Electronics Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	11,285 USD	(433)
Guangdong Champion Asia Electronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,531 USD	(296)
Guangdong Create Century Intelligent Equipment Group Corp., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,415 USD	904
Guangdong Create Century Intelligent Equipment Group Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	19,228 USD	714
Guangdong Dowstone Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	45,687 USD	(789)
Guangdong Dowstone Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	32,519 USD	(558)
Guangdong Fenghua Advanced A	07/12/22	M	0.00%	Credit Suisse International	109,357 USD	5,666
Guangdong Fenghua Advanced Technology Holding Co., Ltd.	07/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	128,488 USD	6,640

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Golden Glass Technologies Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,241 USD	$(348)
Guangdong Golden Glass Technologies Ltd.	07/12/22	M	0.00%	Credit Suisse International	8,569 USD	(244)
Guangdong Goworld Co., Ltd.	11/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	291,026 USD	14,767
Guangdong Goworld Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	218,299 USD	11,004
Guangdong Guoli Sci&Tech Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	2,063 USD	(38)
Guangdong Guoli Sci&Tech Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	1,325 USD	(23)
Guangdong Haid Group Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	88,631 USD	1,077
Guangdong Haid Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	68,168 USD	838
Guangdong Haomei New Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	15,627 USD	219
Guangdong Haomei New Material Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	22,959 USD	324
Guangdong Hotata Technology Group Co., Ltd.	11/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	81,135 USD	1,443
Guangdong Hotata Technology Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	61,033 USD	1,118
Guangdong Huate Gas Co.,Ltd	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	119,493 USD	5,050
Guangdong Huate Gas Co.,Ltd	07/12/22	M	0.00%	Credit Suisse International	90,146 USD	3,729
Guangdong Hybribio Biotech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	82 USD	6
Guangdong Insight Brand Marketing Group Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	145,571 USD	2,929
Guangdong Insight Brand Marketing Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	105,575 USD	2,256
Guangdong Jia Yuan Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	45,104 USD	(1,766)
Guangdong Jia Yuan Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	31,561 USD	(1,165)
Guangdong Jinma Entertainment Corp., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	23,583 USD	951
Guangdong Jinma Entertainment Corp., Ltd.	07/12/22	M	0.47%	Credit Suisse International	15,862 USD	643
Guangdong Lingxiao Pump Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	424 USD	15
Guangdong Lingxiao Pump Industry Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,018 USD	35
Guangdong Provincial Expressway Development Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	10,490 USD	192
Guangdong Provincial Expressway Development Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,751 USD	144
Guangdong Rifeng Electric Cable Co., Ltd.	06/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	71 USD	(1)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Senssun Weighing Apparatus Group Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,505 USD	$(189)
Guangdong Senssun Weighing Apparatus Group Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,049 USD	(115)
Guangdong Sirio Pharma Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	587 USD	21
Guangdong South New Media Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	26,081 USD	279
Guangdong South New Media Co., Ltd.	01/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	38,494 USD	331
Guangdong Transtek Medical Electronics Co., Ltd.	11/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,750 USD	1,486
Guangdong Transtek Medical Electronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,337 USD	1,382
Guangdong Xinhui Meida Nylon Co., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,039 USD	1,678
Guangdong Xinhui Meida Nylon Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	19,057 USD	1,329
Guangdong Xiongsu Technology Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,153 USD	113
Guangdong Xiongsu Technology Group Co., Ltd.	12/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	11,574 USD	129
Guangdong Yizumi Precision Machinery Co., Ltd.	12/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	236,674 USD	(33,717)
Guangdong Yizumi Precision Machinery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	237,953 USD	(33,663)
Guanghui Energy Co., Ltd.	11/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	674,385 USD	(5,480)
Guanghui Energy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	561,397 USD	(5,430)
Guangshen Railway Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	125,791 USD	842
Guangshen Railway Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	95,720 USD	652
Guangxi Guidong Electric Power Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	55,520 USD	4,552
Guangxi Guidong Electric Power Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	42,423 USD	3,509
Guangxi Yuegui Guangye Holding Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	64,793 USD	1,772
Guangxi Yuegui Guangye Holding Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	45,582 USD	1,233
Guangzhou Fangbang Electronics Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	26,455 USD	(712)
Guangzhou Fangbang Electronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	20,590 USD	(567)
Guangzhou Grandbuy Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	3,073 USD	73
Guangzhou Grandbuy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	2,004 USD	49
Guangzhou Haoyang Electronic Co., Ltd.	11/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	219,365 USD	(3,229)
Guangzhou Haoyang Electronic Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	163,839 USD	(2,373)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangzhou Haozhi Industrial Co., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	233,742 USD	$(27,323)
Guangzhou Haozhi Industrial Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	235,557 USD	(27,524)
Guangzhou Hi-Target Navigation Tech Co., Ltd.	11/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,916 USD	(18)
Guangzhou Hi-Target Navigation Tech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,471 USD	(18)
Guangzhou Jet Biofiltration Co., Ltd.	11/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	200,824 USD	9,446
Guangzhou Jet Biofiltration Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	150,730 USD	6,961
Guangzhou KDT Machinery Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	495 USD	10
Guangzhou KDT Machinery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	193 USD	4
Guangzhou Kingmed Diagnostics Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	308,030 USD	23,982
Guangzhou Restaurant Group Co., Ltd.	11/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	195,361 USD	10,759
Guangzhou Restaurant Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	147,758 USD	8,154
Guangzhou Shiyuan Electronic Technology Co., Ltd.	11/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	148,227 USD	5,036
Guangzhou Shiyuan Electronic Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	112,369 USD	3,856
Guangzhou Tinci Materials Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	156,047 USD	(3,141)
Guangzhou Tinci Materials Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	123,114 USD	(2,587)
Guidewire Software, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,134,981 USD	6,676
Guilin Sanjin Pharmaceutical Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	172,997 USD	5,565
Guilin Sanjin Pharmaceutical Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	130,519 USD	4,265
Guizhou Red Star Developing Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,893 USD	(62)
Guizhou Red Star Developing Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,122 USD	(41)
Guizhou Sanli Pharmaceutical Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	245,175 USD	9,352
Guizhou Sanli Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	238,395 USD	9,198
Guizhou Transportation Planning Survey & Design Academe Co., Ltd.	08/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	83 USD	—
Guizhou Yibai Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	177,814 USD	18,632

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guizhou Yibai Pharmaceutical Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	239,381 USD	$25,566
Guoanda Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	13,846 USD	(267)
Guoanda Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,235 USD	(182)
Guodian Nanjing Automation Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	436,517 USD	(39,620)
Guodian Nanjing Automation Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	387,420 USD	(35,479)
H&R Block, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	5,103 USD	33
Hain Celestial Group, Inc. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	86,048 USD	1,899
Hainan Haide Capital Management Co., Ltd.	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	61,490 USD	(434)
Hainan Haide Capital Management Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	47,700 USD	(368)
Hainan Haide Capital Management Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	171,568 USD	(2,964)
Hainan Haide Capital Management Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	126,260 USD	(2,187)
Hainan Huluwa Pharmaceutical Group Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	26,152 USD	827
Hainan Huluwa Pharmaceutical Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	20,446 USD	668
Hainan Mining Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	51,516 USD	(2,522)
Hainan Mining Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	47,163 USD	(2,314)
Hainan Poly Pharm Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	147,196 USD	13,433
Hainan Poly Pharm Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	111,149 USD	10,160
Haining China Leather Market Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	21,271 USD	487
Haining China Leather Market Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	15,700 USD	368
Haisco Pharmaceutical Group Co., Ltd.	11/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,372 USD	109
Haisco Pharmaceutical Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,062 USD	99
Halozyme Therapeutics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	227,801 USD	4,774
Hamaton Automotive Technology Co., Ltd.	12/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	201,866 USD	(9,027)
Hamaton Automotive Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	148,735 USD	(6,536)
Han's Laser Technology Industry Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	527,090 USD	34,350
Hangcha Group Co., Ltd.	03/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	195 USD	1
Hangzhou Binjiang Real Estate	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	234,427 USD	5,616
Hangzhou Binjiang Real Estate Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	176,732 USD	4,233
Hangzhou Boiler Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9 USD	1
Hangzhou First Applied Material Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,461 USD	178
Hangzhou First Applied Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	1,826 USD	223

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hangzhou Gaoxin Rubber & Plastic Materials Co., Ltd.	12/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	13,465 USD	$96
Hangzhou Gaoxin Rubber & Plastic Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,068 USD	77
Hangzhou Honghua Digital Technology Stock Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	8,676 USD	(460)
Hangzhou Hopechart IoT Technology Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,890 USD	303
Hangzhou Hopechart IoT Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	17,653 USD	171
Hangzhou Huaguang Advanced Welding Materials Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	39,914 USD	(563)
Hangzhou Huaguang Advanced Welding Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	31,513 USD	(446)
Hangzhou Huawang New Material Technology Co., Ltd.	10/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	134,313 USD	6,542
Hangzhou Huawang New Material Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	106,061 USD	5,181
Hangzhou Juheshun New Material Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,849 USD	130
Hangzhou Juheshun New Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	16,895 USD	91
Hangzhou Prevail Optoelectronic Equipment Co., Ltd.	11/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,641 USD	145
Hangzhou Prevail Optoelectronic Equipment Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,696 USD	90
Hangzhou Radical Energy Saving Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	4,844 USD	(16)
Hangzhou Radical Energy Saving Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	3,455 USD	(6)
Hangzhou Weiguang Electronic Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	30,289 USD	(54)
Hangzhou Weiguang Electronic Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	21,897 USD	(25)
Hangzhou Youngsun Intelligent Equipment Co., Ltd.	11/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	15,260 USD	150
Hangzhou Youngsun Intelligent Equipment Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	12,008 USD	117
Hangzhou Zhongya Machinery Co., Ltd.	07/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	98 USD	5
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	368,572 USD	6,137
Hanyu Group Joint-Stock Co., Ltd.	04/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	53 USD	(1)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Harbin Electric Corporation Jiamusi Electric Machine Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	161 USD	$(7)
Harbin Pharmaceutical Group Co., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	397,550 USD	28,672
Harbin Pharmaceutical Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	349,363 USD	26,003
Harbin Viti Electronics Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	36,777 USD	(779)
Harbin Viti Electronics Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	33,665 USD	(692)
Harley-Davidson, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,651 USD	1,083
Healthcare Realty Trust, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	928,797 USD	11,291
Healthcare Trust of America, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	24,828 USD	(286)
Hebei Chengde Lolo Co.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	42,153 USD	1,088
Hebei Chengde Lolo Co.	07/12/22	M	0.00%	Credit Suisse International	38,677 USD	989
Hefei Kewell Power System Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	57,136 USD	88
Hefei Kewell Power System Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	39,891 USD	74
Hefei Metalforming Intelligent Manufacturing Co., Ltd.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,890 USD	4,322
Hefei Metalforming Intelligent Manufacturing Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	19,678 USD	3,411
Helen of Troy Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	258,517 USD	1,844
Henan Lingrui Pharmaceutical Co.	11/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	254,834 USD	48,109
Henan Lingrui Pharmaceutical Co.	07/12/22	M	0.00%	Credit Suisse International	190,270 USD	36,069
Henan Pinggao Electric Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	33,588 USD	(357)
Henan Pinggao Electric Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	22,622 USD	(230)
Henan Yuguang Gold & Lead Co., Ltd.	04/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	48 USD	4
Henan Yuneng Holdings Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	25,674 USD	(131)
Henan Yuneng Holdings Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	20,273 USD	(107)
Hengli Industrial Development Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	8,952 USD	(151)
Hengli Industrial Development Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	6,052 USD	(102)
Hengtong Optic-electric Co., Ltd.	09/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	66,006 USD	1,607
Hengtong Optic-electric Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	52,116 USD	1,262
Henry Schein, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	505,313 USD	31,427
Herc Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	119,820 USD	1,193
Hess Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	376,300 USD	(2,374)
Hichain Logistics Co., Ltd.	08/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	763 USD	7
Hichain Logistics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	762 USD	8

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Highwoods Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,051,661 USD	$21,843
Hillstone Networks Co., Ltd.	11/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	188,295 USD	3,649
Hillstone Networks Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	139,928 USD	2,705
Hisense Home Appliances Group Co., Ltd.	04/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	2 USD	—
HitGen, Inc.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,890 USD	58
HitGen, Inc.	07/12/22	M	0.00%	Credit Suisse International	2,168 USD	44
Hithink RoyalFlush Information Network Co., Ltd.	01/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	252,562 USD	(3,343)
Hithink RoyalFlush Information Network Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	184,457 USD	(2,341)
Holitech Technology Co., Ltd.	11/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	81,952 USD	296
Holitech Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	63,423 USD	207
Honeywell International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,118,046 USD	49,012
Hongfa Technology Co., Ltd.	09/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	24,465 USD	901
Hongfa Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	17,450 USD	644
Hormel Foods Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	197,274 USD	5,092
Hoshine Silicon Industry Co., Ltd.	05/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	64 USD	(2)
Houlihan Lokey, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	59,615 USD	(194)
Howmet Aerospace, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	19,368 USD	1,099
HP, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	250,231 USD	(1,496)
HPGC Renmintongtai Pharmaceutical Corp.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	28,760 USD	974
HPGC Renmintongtai Pharmaceutical Corp.	07/12/22	M	0.00%	Credit Suisse International	21,200 USD	731
Huadong Medicine Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	47,320 USD	5,033
Huadong Medicine Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	37,592 USD	4,038
Huafa Industrial Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	233,925 USD	2,875
Huafa Industrial Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	176,687 USD	2,212
Huafu Fashion Co., Ltd.	11/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	250,616 USD	5,227
Huafu Fashion Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	188,593 USD	3,935
Huagong Tech Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	212,187 USD	4,631
Huagong Tech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	211,823 USD	4,557
Huaming Power Equipment Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,219 USD	(243)
Huaming Power Equipment Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,727 USD	(218)
Huatai Securities Co., Ltd.	12/29/23	M	0.48%	JPMorgan Chase Bank, N.A.	122,560 USD	3,395
Huatai Securities Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	93,524 USD	2,614
Huawen Media Group	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,218 USD	240
Huawen Media Group	07/12/22	M	0.00%	Credit Suisse International	4,752 USD	183
Huayi Brothers Media Corp.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	121,791 USD	2,165
Huayi Brothers Media Corp.	07/12/22	M	0.00%	Credit Suisse International	92,920 USD	1,648
Hubbell, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	324,348 USD	3,469
Hubei Biocause Pharmaceutical Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	79,023 USD	22

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hubei Biocause Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	60,331 USD	$17
Hubei Dinglong Co., Ltd.	12/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	37,191 USD	999
Hubei Dinglong Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	25,285 USD	685
Hubei Fuxing Science And Technology Co., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	157,746 USD	(10,108)
Hubei Fuxing Science And Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	118,564 USD	(7,602)
Hubei Jumpcan Pharmaceutical Co.,Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	340,739 USD	37,670
Hubei Jumpcan Pharmaceutical Co.,Ltd.	07/12/22	M	0.00%	Credit Suisse International	254,714 USD	28,092
Hubei Xingfa Chemicals Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	202,225 USD	(3,713)
Hubei Xingfa Chemicals Group Co.,Ltd	12/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	277,987 USD	(5,127)
HubSpot, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	29,041 USD	(697)
Huida Sanitary Ware Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	16,911 USD	(17)
Huida Sanitary Ware Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	11,327 USD	(6)
Humana, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	333,984 USD	9,273
Humanwell Healthcare Group Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	121,063 USD	1,729
Humanwell Healthcare Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	92,668 USD	1,322
Hunan Huamin Holdings Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	11,806 USD	72
Hunan Huamin Holdings Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	9,396 USD	58
Hunan TV & Broadcast Intermediary Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	29,104 USD	2,610
Hunan TV & Broadcast Intermediary Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	22,970 USD	2,062
Hunan Yussen Energy Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,696 USD	(357)
Hunan Yussen Energy Technology Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,245 USD	(519)
Hunan Zhongke Electric Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	37,021 USD	—
Hunan Zhongke Electric Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	25,619 USD	12
Huntington Ingalls Industries, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,668,222 USD	32,792
Hyatt Hotels Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	119,306 USD	473
IAT Automobile Technology Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	28,060 USD	(811)
IAT Automobile Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	25,774 USD	(723)
IAT Automobile Technology Co., Ltd.	11/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	48,714 USD	(1,689)
IAT Automobile Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	44,619 USD	(1,549)
ICON PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,000,910 USD	10,261
ICU Medical, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,623 USD	38
IDEX Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	142,055 USD	446
IDEXX Laboratories, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	24,079 USD	284
II-VI, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	730,538 USD	2,096
Illumina, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	7,964 USD	26

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Incyte Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,276,181 USD	$25
Industrial Bank Co., Ltd	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	208,551 USD	(2,417)
Industrial Bank Co., Ltd	07/12/22	M	0.00%	Credit Suisse International	157,058 USD	(1,711)
InfoVision Optoelectronics Kunshan Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	29,255 USD	194
InfoVision Optoelectronics Kunshan Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	21,992 USD	149
Ingredion, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	21,341 USD	210
Inner Mongolia Dian Tou Energy Corp., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	53,497 USD	(6,198)
Inner Mongolia Dian Tou Energy Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	36,192 USD	(4,271)
Inner Mongolia ERDOS Resources Co., Ltd.	12/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	211,266 USD	(5,842)
Inner Mongolia ERDOS Resources Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	213,131 USD	(5,855)
Inner Mongolia M-Grass Ecology And Environment Group Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	37,372 USD	1,602
Inner Mongolia M-Grass Ecology And Environment Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	25,300 USD	1,051
Inner Mongolia Yili Industrial Group Co., Ltd.	05/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	258,045 USD	(439)
Inner Mongolia Yili Industrial Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	196,772 USD	(314)
Inner Mongolia Yuan Xing Energy Co., Ltd.	06/13/23	M	0.48%	JPMorgan Chase Bank, N.A.	245,986 USD	10,582
Inner Mongolia Yuan Xing Energy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	237,348 USD	10,974
Inspire Medical Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	278,187 USD	2,256
Insulet Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	351,556 USD	720
Intellia Therapeutics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,112,626 USD	(60,881)
International Paper Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,884,663 USD	105,661
Interpublic Group of Cos., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	90,445 USD	1,719
Intertrust NV	12/08/23	M	0.07%	JPMorgan Chase Bank, N.A.	11,432,602 EUR	—
Invesco Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	41,842 USD	515
Invitae Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	71,443 USD	(8,164)
IQVIA Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	31,775 USD	107
iRay Technology Co., Ltd.	05/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	154,386 USD	(1,574)
iRay Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	113,727 USD	(1,067)
iRhythm Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	166,436 USD	3,156
Iridium Communications, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	151,081 USD	(3,056)
iRobot Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	110,564 USD	(1,994)
ITT, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	13,435 USD	(48)
J.P. Morgan EMBI Global Core D swap	12/21/21	M	0.00%	JPMorgan Chase Bank, N.A.	85,789,863 USD	(1,727,608)
J.P. Morgan Equity Index Swap - JPBXC5NY	12/28/21	M	0.00%	Goldman Sachs International	68,643,598 USD	668,016
J.P. Morgan Equity Index Swap - JPOSRVUS (US Relative Variance)	12/08/21	M	0.00%	JPMorgan Chase Bank, N.A.	13,317,617 USD	(188,961)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
J.P. Morgan Equity Index Swap - JPOSSSUS (US Short Skew)	12/02/21	M	0.00%	JPMorgan Chase Bank, N.A.	26,634,963 USD	$283,358
JA Solar Technology Co., Ltd.	07/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	49,082 USD	3,280
JA Solar Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	44,986 USD	3,012
Jack Henry & Associates, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	20,011 USD	362
Jason Furniture (Hangzhou) Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	89,498 USD	7,355
Jason Furniture (Hangzhou) Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	68,235 USD	5,615
Jefferies Financial Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	676,475 USD	22,041
Jenkem Technology Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	196,776 USD	(6,347)
Jenkem Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	175,369 USD	(6,099)
Jenkem Technology Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	105,918 USD	(3,510)
Jenkem Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	59,199 USD	(1,964)
Jiajiayue Group Co., Ltd.	10/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	50,446 USD	6,277
Jiajiayue Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	46,202 USD	5,755
Jiangmen Kanhoo Industry Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,125 USD	(425)
Jiangmen Kanhoo Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	6,467 USD	(376)
Jiangsu Alcha Aluminum Group Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	26,405 USD	(908)
Jiangsu Alcha Aluminum Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	20,852 USD	(715)
Jiangsu Boamax Technologies Group Co., Ltd.	12/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,850 USD	(510)
Jiangsu Boamax Technologies Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,161 USD	(453)
Jiangsu Changhai Composite Materials Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	18,387 USD	42
Jiangsu Changhai Composite Materials Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	14,538 USD	39
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	09/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,673 USD	(109)
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,611 USD	(85)
Jiangsu Cnano Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	238,467 USD	9,829
Jiangsu Cnano Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	180,000 USD	7,393
Jiangsu Dongzhu Landscape Co Ltd	07/12/22	M	0.00%	Credit Suisse International	125 USD	1
Jiangsu Eazytec Co., Ltd.	11/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	51,661 USD	373
Jiangsu Eazytec Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	37,863 USD	277
Jiangsu Etern Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	45,404 USD	(3,359)
Jiangsu Etern Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	31,423 USD	(2,355)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Feiliks International Logistics, Inc.	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,927 USD	$(217)
Jiangsu Feiliks International Logistics, Inc.	07/12/22	M	0.00%	Credit Suisse International	5,418 USD	(149)
Jiangsu General Science Technology Co., Ltd.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	119,541 USD	1,112
Jiangsu General Science Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	109,376 USD	1,054
Jiangsu Gian Technology Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	233,503 USD	17,646
Jiangsu Gian Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	172,031 USD	13,274
Jiangsu Guotai International Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	221,014 USD	(5,801)
Jiangsu Guotai International Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	163,634 USD	(4,217)
Jiangsu High Hope International Group Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	10,382 USD	2,302
Jiangsu High Hope International Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,703 USD	1,713
Jiangsu Jiangnan Water Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	36,620 USD	619
Jiangsu Jiangnan Water Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	24,688 USD	438
Jiangsu Lettall Electronic Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	8,622 USD	125
Jiangsu Lettall Electronic Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	5,863 USD	85
Jiangsu Lihua Animal Husbandry Stock Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	31,338 USD	697
Jiangsu Lihua Animal Husbandry Stock Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	25,514 USD	590
Jiangsu New Energy Development Co., Ltd.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	242,248 USD	(11,383)
Jiangsu New Energy Development Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	179,610 USD	(8,583)
Jiangsu Pacific Quartz Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	37,252 USD	377
Jiangsu Pacific Quartz Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	25,484 USD	262
Jiangsu Shentong Valve Co., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	226,885 USD	13,506
Jiangsu Shentong Valve Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	172,960 USD	10,471
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd.	12/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	638,759 USD	3,031
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	493,454 USD	2,397
Jiangsu Yida Chemical Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	5,756 USD	(254)
Jiangsu Yida Chemical Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	4,091 USD	(161)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Yoke Technology Co., Ltd.	11/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	77,864 USD	$2,372
Jiangsu Yoke Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	71,670 USD	2,198
Jiangsu Yunyong Electronics and Technology Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,934 USD	(337)
Jiangsu Yunyong Electronics and Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,932 USD	(335)
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	31,224 USD	1,396
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	39,994 USD	1,789
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	98,058 USD	(271)
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	74,578 USD	(199)
Jiangsu Zhongtian Technology Co., Ltd.	11/08/23	M	0.48%	JPMorgan Chase Bank, N.A.	606,947 USD	(9,002)
Jiangsu Zhongtian Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	451,648 USD	(6,715)
Jiangsu Zitian Media technology Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	18,405 USD	(200)
Jiangsu Zitian Media technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	14,708 USD	(144)
Jiangxi Chenguang New Materials Co., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	496,479 USD	(31,674)
Jiangxi Chenguang New Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	392,705 USD	(25,098)
Jiangxi Haiyuan Composites Technology Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,085 USD	(260)
Jiangxi Haiyuan Composites Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,571 USD	(229)
Jiangxi Hongcheng Environment Co., Ltd.	11/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,520 USD	(21)
Jiangxi Hongcheng Environment Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,365 USD	(17)
Jiangxi Selon Industrial Co., Ltd.	12/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	56,284 USD	(2,800)
Jiangxi Selon Industrial Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	38,977 USD	(1,909)
Jiangyin Jianghua Microelectronics Materials Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,923 USD	(250)
Jiangyin Jianghua Microelectronics Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,625 USD	(203)
Jiangzhong Pharmaceutical Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	127,804 USD	3,016
Jiangzhong Pharmaceutical Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	96,565 USD	2,288
Jilin Expressway Co., Ltd.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,190 USD	(158)
Jilin Expressway Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,328 USD	(117)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jilin Jian Yisheng Pharmaceutical Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	3,678 USD	$152
Jilin Jian Yisheng Pharmaceutical Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	2,449 USD	104
Jilin OLED Material Tech Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	181,436 USD	(2,971)
Jilin OLED Material Tech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	132,837 USD	(2,131)
Jilin Sino-Microelectronics Co., Ltd.	11/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	286,635 USD	4,000
Jilin Sino-Microelectronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	226,622 USD	3,179
Jinduicheng Molybdenum Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	27,318 USD	(18)
Jinduicheng Molybdenum Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	21,603 USD	1
Jinhe Biotechnology Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	79,074 USD	3,739
Jinhe Biotechnology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	72,377 USD	3,414
Jinke Properties Group Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	182,538 USD	(10,039)
Jinke Properties Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	139,295 USD	(7,637)
Jinyu Bio-Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	963 USD	63
Jinyu Bio-Technology Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,203 USD	79
Jiudian Pharmaceutical Co., Ltd.	12/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	32,943 USD	3,446
Jiudian Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	25,310 USD	2,622
Jl Mag Rare Earth Co., Ltd.	03/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	346 USD	(7)
Jl Mag Rare Earth Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	230 USD	(5)
Joincare Pharmaceutical Group Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	391,417 USD	25,009
Joincare Pharmaceutical Group Industry Co., Ltd.	10/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	507,431 USD	32,291
Jouder Precision Industry Kunshan Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	3,753 USD	18
Jouder Precision Industry Kunshan Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	2,680 USD	14
Joyvio Food Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,278 USD	358
Joyvio Food Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,024 USD	285
JPMorgan Chase & Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,148,156 USD	40,538
Juewei Food Co., Ltd.	11/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	429,164 USD	17,911
Juewei Food Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	369,264 USD	15,628
Juneyao Airlines Co., Ltd.	11/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,746 USD	545
Juneyao Airlines Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,268 USD	466
Kaiser (China) Culture Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	2,998 USD	330
Kaiser China Cultural Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,271 USD	359
KBC Corp., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	14,875 USD	277

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
KBC Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	2,953 USD	$55
KBC Corp., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	64,195 USD	2,653
KBC Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	53,263 USD	2,444
Keda Industrial Group Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	39,234 USD	2,825
Keda Industrial Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	29,804 USD	2,130
Keda Industrial Group Co., Ltd.	11/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	94,256 USD	6,997
Keda Industrial Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	68,158 USD	5,056
Keeson Technology Co., Ltd	11/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	320,889 USD	(3,331)
Keeson Technology Co., Ltd	07/12/22	M	0.00%	Credit Suisse International	291,083 USD	(2,999)
Kellogg Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	202,946 USD	3,391
Keshun Waterproof Technologies Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,905 USD	1,204
Keshun Waterproof Technologies Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	19,706 USD	947
Keysight Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	24,302 USD	1,098
Keysino Separation Technology, Inc.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	41,755 USD	(1,110)
Keysino Separation Technology, Inc.	07/12/22	M	0.00%	Credit Suisse International	33,209 USD	(890)
Kilroy Realty Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	759,413 USD	9,596
Kinder Morgan, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,810,015 USD	35,888
Kingclean Electric Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	368 USD	—
Kingnet Network Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	280,605 USD	23,666
Kingnet Network Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	215,535 USD	18,147
Kingnet Network Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	183,345 USD	10,980
Kingnet Network Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	145,356 USD	8,697
Kirkland Lake Gold Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	341,538 USD	7,151
KLA Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,800,765 USD	(6,346)
Koal Software Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	39,301 USD	865
Koal Software Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	31,146 USD	684
Kodiak Sciences, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	4,961 USD	(467)
Kohl's Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	72,504 USD	742
Konfoong Materials International Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	104,979 USD	4,746
Konfoong Materials International Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	96,319 USD	4,331
Korn Ferry	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	112,255 USD	507
Kraft Heinz Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	171,390 USD	3,622
Kraton Corp.	09/29/23	M	0.57%	JPMorgan Chase Bank, N.A.	11,851,581 USD	48,814
Kulicke & Soffa Industries, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	8,986 USD	761
Kunlun Tech Co., Ltd.	12/26/23	M	0.48%	JPMorgan Chase Bank, N.A.	635,007 USD	(442)
Kunlun Tech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	529,056 USD	(554)
Kunshan Kinglai Hygienic Materials Co., Ltd.	10/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	493,990 USD	78,117
Kunshan Kinglai Hygienic Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	390,385 USD	61,839
Laboratory Corp of America Holdings	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	914,467 USD	19,051
Lamar Advertising Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,220,773 USD	55,667
Landai Technology Group Corp., Ltd.	11/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	96,039 USD	(485)
Landai Technology Group Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	70,711 USD	(330)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lanzhou LS Heavy Equipment Co., Ltd.	12/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	445,215 USD	$(103,305)
Lanzhou LS Heavy Equipment Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	128,977 USD	(29,932)
Laobaixing Pharmacy Chain JSC	08/23/23	M	0.47%	JPMorgan Chase Bank, N.A.	50,156 USD	6,403
Laobaixing Pharmacy Chain JSC	07/12/22	M	0.00%	Credit Suisse International	47,505 USD	5,956
Lattice Semiconductor Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	9,208 USD	424
Leader Harmonious Drive Systems Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	69,328 USD	(2,116)
Leidos Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,474,837 USD	70,726
Lemonade, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	87,352 USD	(7,090)
LendingClub Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	795,778 USD	(329)
Leshan Electric Power Co.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	18,064 USD	335
Leshan Electric Power Co.	07/12/22	M	0.00%	Credit Suisse International	12,116 USD	232
Leyard Optoelectronic Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	15,498 USD	102
Leyard Optoelectronic Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	11,855 USD	46
LGI Homes, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	7,486 USD	238
LHC Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	100,164 USD	4,817
LianChuang Electronic Technology Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	40,987 USD	(1,400)
LianChuang Electronic Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	27,620 USD	(974)
Liaoning Energy Industry Co, Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	175,118 USD	(7,875)
Liaoning Energy Industry Co, Ltd.	07/12/22	M	0.00%	Credit Suisse International	131,716 USD	(5,911)
Liberty Media Corp-Liberty SiriusXM	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	152,773 USD	4,354
Lihe Technology Hunan Co., Ltd.	12/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	41,481 USD	(103)
Lihe Technology Hunan Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	32,839 USD	(100)
Lincoln Electric Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,146,598 USD	32,621
Lincoln National Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	77,647 USD	3,173
Linde plc	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	968,170 USD	34,398
Lingyuan Iron & Steel Co., Ltd.	11/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	247,000 USD	(9,562)
Lingyuan Iron & Steel Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	183,738 USD	(7,110)
Lithia Motors, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	12,081 USD	391
Lithium Americas Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,264,981 USD	(5,191)
Littelfuse, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	131,142 USD	7,002
LivePerson, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	162,067 USD	(2,220)
Loews Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,860 USD	68
LONGi Green Energy Technology Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	135,690 USD	9,028
LONGi Green Energy Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	124,296 USD	8,250
Longjian Road & Bridge Co., Ltd.	02/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	37 USD	(2)
LPL Financial Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	99,842 USD	(587)
Lu Thai Textile Co., Ltd.	11/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	43,907 USD	723
Lu Thai Textile Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	32,454 USD	538
Lumentum Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	661,859 USD	3,963

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Luolai Lifestyle Technology Co., Ltd.	10/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,407 USD	$113
Luolai Lifestyle Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,078 USD	94
Luoyang Jalon Micro-nano New Materials Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	235,380 USD	(15,021)
Luoyang Jalon Micro-nano New Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	235,978 USD	(15,228)
Luoyang Xinqianglian Slewing Bearing Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	14,270 USD	(266)
Luoyang Xinqianglian Slewing Bearing Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	11,381 USD	(177)
Maanshan Iron & Steel Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	49,927 USD	(2,972)
Maanshan Iron & Steel Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	38,113 USD	(2,275)
Macy's, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,014,068 USD	54,704
Magellan Health, Inc.	01/19/23	M	0.57%	JPMorgan Chase Bank, N.A.	7,263,177 USD	31,486
Magellan Health, Inc.	01/06/23	M	14.35%	Goldman Sachs International	7,124,806 USD	30,886
Magnolia Oil & Gas Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	40,959 USD	461
Manhattan Associates, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,958,850 USD	67,140
ManpowerGroup, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	623,241 USD	24,490
Manulife Financial Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	451,116 USD	21,305
Marathon Digital Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	81,324 USD	(3,708)
Markel Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,996,900 USD	76,220
Marvell Technology Group Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	948,006 USD	13,072
Masimo Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	298,415 USD	1,099
Mastec, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	398,317 USD	8,914
Matson, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,105 USD	236
Matterport, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	99,690 USD	(11,000)
Maximus, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,060,153 USD	68,948
Maxscend Microelectronics Co., Ltd.	04/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,296 USD	(194)
Maxscend Microelectronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,296 USD	(194)
Medifast, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	58,604 USD	1,084
Medpace Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	42,974 USD	(751)
Meggit PLC	08/04/23	M	0.74%	JPMorgan Chase Bank, N.A.	9,651,352 GBP	89,110
MeiG Smart Technology Co., Ltd.	11/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	283,164 USD	(6,643)
MeiG Smart Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	263,472 USD	(5,116)
Meihua Holdings Group Co., Ltd.	11/03/23	M	0.48%	JPMorgan Chase Bank, N.A.	127,521 USD	1,609
Meihua Holdings Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	97,335 USD	1,227
MercadoLibre, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	214,289 USD	21,681
Merck & Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,144,173 USD	15,847
Mercury Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	179,143 USD	408
MetLife, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,187,460 USD	42,719
MGIC Investment Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	512,887 USD	25,383
MGM Growth Properties LLC	08/08/23	M	0.57%	JPMorgan Chase Bank, N.A.	16,389,085 USD	883,725

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Mianyang Fulin Precision Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	57,437 USD	$(2,082)
Mianyang Fulin Precision Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	52,645 USD	(1,903)
Microchip Technology, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	108,379 USD	1,665
Middleby Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	100,277 USD	2,629
Milkyway Chemical Supply Chain Service Co., Ltd.	12/06/23	M	0.48%	JPMorgan Chase Bank, N.A.	118,475 USD	(2,164)
Milkyway Chemical Supply Chain Service Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	90,528 USD	(1,709)
Ming Yang Smart Energy Group Ltd.	08/22/23	M	0.48%	JPMorgan Chase Bank, N.A.	179,103 USD	(3,158)
Ming Yang Smart Energy Group Ltd.	07/12/22	M	0.00%	Credit Suisse International	136,288 USD	(2,376)
Mingchen Health Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	331 USD	(22)
Mirati Therapeutics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	134,883 USD	(2,569)
MKS Instruments, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	26,618 USD	(318)
Moelis & Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	195,065 USD	(1,659)
Molina Healthcare, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	157,427 USD	(1,886)
Momentive Global, Inc.	11/07/23	M	0.57%	JPMorgan Chase Bank, N.A.	2,868,676 USD	128,977
Monalisa Group Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	9,503 USD	380
Monalisa Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	6,478 USD	260
Mondelez International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,367,026 USD	8,906
Monmouth Real Estate Investment Corp.	11/08/23	M	0.57%	JPMorgan Chase Bank, N.A.	1,248,045 USD	4,172
Monolithic Power Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	275,302 USD	(1,998)
Moody's Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	699,679 USD	(4,837)
Moon Environment Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	35,920 USD	(181)
Moon Environment Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	24,232 USD	(85)
MP Materials Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	135,337 USD	6,782
MS Alpha Swap	12/28/23	M	0.00%	Morgan Stanley Capital Services LLC	250,436,612 USD	3,378,982
MS Index Swap	08/16/22	M	0.00%	Morgan Stanley Capital Services LLC	163,260,180 USD	3,170,384
MS Intraday Trend Swap	12/24/21	M	0.00%	Morgan Stanley Capital Services LLC	71,257,098 USD	15,800
MSC Industrial Direct Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,808,714 USD	1,939
Mubang High-Tech Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	12,705 USD	(291)
Mubang High-Tech Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	8,594 USD	(214)
Myhome Real Estate Development Group Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	29,827 USD	40
Myhome Real Estate Development Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	22,163 USD	33
Nacity Property Service Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	12,209 USD	738
Nacity Property Service Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	8,964 USD	549
Naipu Mining Machinery Co., Ltd.	11/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	58,623 USD	23,538
Naipu Mining Machinery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	59,178 USD	23,758
Nancal Technology Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	146,682 USD	8,382

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nancal Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	134,543 USD	$7,444
Nanfang Black Sesame Group Co., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	39,396 USD	45
Nanfang Black Sesame Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	29,657 USD	18
Nanhua Futures Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	66,727 USD	(1,313)
Nanhua Futures Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	50,804 USD	(945)
Nanjing Develop Advanced Manufacturing Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	13,430 USD	586
Nanjing Develop Advanced Manufacturing Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	10,627 USD	469
Nanjing Iron & Steel Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	80,063 USD	691
Nanjing Iron and Steel Group Co., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	105,008 USD	883
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	03/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	237,608 USD	13,132
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	230,672 USD	13,156
Nanjing Pharmaceutical Co., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	68,680 USD	3,660
Nanjing Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	52,219 USD	2,787
Nanjing Well Pharmaceutical Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	35,643 USD	(1,226)
Nanjing Well Pharmaceutical Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	24,037 USD	(683)
Nanjing Yunhai Special Metals Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	36,516 USD	(162)
Nanjing Yunhai Special Metals Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	24,569 USD	(93)
NanoString Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	116,349 USD	2,909
Nantong Guosheng Intelligence Technology Group Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	192,193 USD	1,157
Nantong Guosheng Intelligence Technology Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	141,859 USD	847
Nantong Jianghai Capacitor Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	29,526 USD	1,337
Nantong Jianghai Capacitor Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	20,498 USD	935
Nantong Jiangshan Agrochemical & Chemical LLC	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	221,531 USD	21,705
Nantong Jiangshan Agrochemical & Chemical LLC	07/12/22	M	0.00%	Credit Suisse International	216,778 USD	21,296
Nantong Haixing Electronics Co., Ltd.	11/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	125,032 USD	1,171
Nantong Haixing Electronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	92,857 USD	871

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nanya New Material Technology Co., Ltd.	10/16/23	M	0.47%	JPMorgan Chase Bank, N.A.	298,546 USD	$9,996
Nanya New Material Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	225,782 USD	7,628
Nasdaq, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,197,434 USD	82,225
Natera, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	306,042 USD	(750)
National Silicon Industry Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	51,366 USD	490
National Silicon Industry Group Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	55,654 USD	548
National Vision Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	118,702 USD	3,577
NeoGenomics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,854 USD	(57)
NetApp, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	50,537 USD	(127)
Neurocrine Biosciences, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	105,898 USD	(32)
Nevro Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	530,540 USD	(25,718)
Newell Brands, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	42,864 USD	772
Ninestar Corp.	11/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	464,479 USD	15,867
Ninestar Corp.	07/12/22	M	0.00%	Credit Suisse International	345,572 USD	11,878
Ningbo Cixing Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	33,984 USD	(890)
Ningbo Cixing Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	25,250 USD	(677)
Ningbo Haitian Precision Machinery Co., Ltd.	12/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	29,575 USD	1,129
Ningbo Haitian Precision Machinery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	29,951 USD	1,141
Ningbo Haitian Precision Machinery Co., Ltd.	10/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	147,529 USD	5,210
Ningbo Haitian Precision Machinery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	148,448 USD	5,235
Ningbo Huaxiang Electronic Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	61,253 USD	(504)
Ningbo Huaxiang Electronic Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	46,878 USD	(382)
Ningbo Kangqiang Electronics Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	203,821 USD	3,202
Ningbo Kangqiang Electronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	205,377 USD	3,230
Ningbo Orient Wires & Cables Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	655 USD	36
Ningbo Ronbay New Energy Technology Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	292,025 USD	5,387
Ningbo Ronbay New Energy Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	215,939 USD	3,801
Ningbo Ronbay New Energy Technology Co., Ltd.	07/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	209,143 USD	2,854
Ningbo Ronbay New Energy Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	156,856 USD	2,133
Ningbo Sanxing Medical Electric Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	11,163 USD	353
Ningbo Sanxing Medical Electric Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	8,935 USD	277
Ningbo Shanshan Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	41,395 USD	767
Ningbo Shanshan Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	31,270 USD	608
Ningbo Shanshan Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,832 USD	(6)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ningbo Shanshan Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,260 USD	$(5)
Ningbo Zhoushan Port Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,697 USD	(91)
Ningbo Zhoushan Port Co., Ltd.	12/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,203 USD	(98)
Nordson Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	12,520 USD	(11)
North Industries Group Red Arrow Co., Ltd.	10/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	43,303 USD	2,309
North Industries Group Red Arrow Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	34,161 USD	1,826
Northern Trust Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,037,093 USD	15,595
Novavax, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	347,738 USD	(84,060)
Novoray Corp.	08/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	61,202 USD	3,841
Novoray Corp.	07/12/22	M	0.00%	Credit Suisse International	43,755 USD	2,744
Nuance Communications, Inc.	04/14/23	M	0.57%	JPMorgan Chase Bank, N.A.	18,775,507 USD	40,816
NuVasive, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,630 USD	639
NXP Semiconductors NV	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	139,844 USD	(1,126)
O'Reilly Automotive, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	520,854 USD	21,531
OB Telecom Electronics Co., Ltd.	11/10/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,596 USD	(84)
OB Telecom Electronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,277 USD	(66)
Oke Precision Cutting Tools Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	135,704 USD	(4,843)
OKE Precision Cutting Tools Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	135,713 USD	(4,851)
Old Republic International Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	10,875 USD	14
Olin Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	146,936 USD	4,860
ON Semiconductor Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	389,174 USD	(1,623)
ONEOK, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	604,008 USD	9,153
Opendoor Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	811,262 USD	(10,415)
Oppein Home Group Inc.	12/29/23	M	0.48%	JPMorgan Chase Bank, N.A.	191,086 USD	17,203
Oppein Home Group Inc.	07/12/22	M	0.00%	Credit Suisse International	144,361 USD	13,013
Organon & Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	31,514 USD	703
Orient Gene Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,962 USD	655
Ormat Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	8,243 USD	480
Ortho Clinical Diagnostics Holdings PLC	12/28/23	M	0.58%	JPMorgan Chase Bank, N.A.	4,912,893 USD	105,928
Oshkosh Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	57,882 USD	2,418
Otis Worldwide Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	180,194 USD	651
Ovctek China Inc.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	25,790 USD	(585)
Ovctek China Inc.	07/12/22	M	0.00%	Credit Suisse International	20,250 USD	(446)
Overstock.com, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	8,771 USD	(686)
Owens Corning	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	423,696 USD	15,682
Pacific Biosciences of California, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	23,252 USD	(1,197)
Pacific Shuanglin Bio-pharmacy Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	180,352 USD	(6,811)
Pacific Shuanglin Bio-pharmacy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	136,152 USD	(5,091)
Pacira BioSciences, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	18,689 USD	145
Packaging Corp of America	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	279,178 USD	3,469
PacWest Bancorp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	151,943 USD	3,622
Pagerduty, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	675,670 USD	(39,189)
Palm Eco-Town Development Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	7,054 USD	129

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Palm Eco-Town Development Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,588 USD	$107
Paychex, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,651,730 USD	23,533
Paypal Holdings, Inc,	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	699,958 USD	(5,606)
PCI Technology Group Co., Ltd.	11/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	231,113 USD	13,035
PCI Technology Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	176,575 USD	10,065
PDC Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	17,654 USD	102
Pebblebrook Hotel Trust	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	11,179 USD	431
Pembina Pipeline Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,578,435 USD	32,725
Pentair PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,312,841 USD	91,526
Penumbra, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	444,538 USD	47,354
People's United Financial, Inc.	02/24/23	M	0.57%	JPMorgan Chase Bank, N.A.	14,509,983 USD	610,947
PepsiCo, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	569,217 USD	11,843
Perficient, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	964,994 USD	20,972
Perrigo Co. PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	470,328 USD	(3,606)
Petco Health & Wellness Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	18,415 USD	188
PharmaBlock Sciences (Nanjing), Inc.	03/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	2,131 USD	100
Pharmaron Beijing Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	167,625 USD	(5,816)
Pharmaron Beijing Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	124,643 USD	(4,948)
PhiChem Corp.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	68,323 USD	7,113
PhiChem Corp.	07/12/22	M	0.00%	Credit Suisse International	49,798 USD	5,168
Philip Morris International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,071,184 USD	34,206
Physicians Realty Trust	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	737,318 USD	25,523
Ping Identity Holding Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	9,647 USD	8
Pingdingshan Tianan Co.al Mining Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	22,015 USD	(477)
Pingdingshan Tianan Co.al Mining Co., Ltd.	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	27,791 USD	(606)
Pinnacle Financial Partners, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	253,131 USD	7,393
Plug Power, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	626,318 USD	(15,788)
PNC Financial Services Group, Inc. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,490,012 USD	46,165
Pnm Resources, Inc.	10/25/22	M	0.57%	JPMorgan Chase Bank, N.A.	16,079,571 USD	290,724
Poly Developments and Holdings Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	206,767 USD	6,102
Poly Developments and Holdings Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	156,095 USD	4,537
Pool Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	768,385 USD	21,185
Popular, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	90,818 USD	657
Porton Pharma Solutions Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	66,949 USD	3,226
Porton Pharma Solutions Ltd.	07/12/22	M	0.00%	Credit Suisse International	45,528 USD	2,191
Postal Savings Bank of China Co., Ltd.	11/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	204,944 USD	(8,333)
Postal Savings Bank of China Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	154,468 USD	(6,269)
Power Integrations, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	686,404 USD	42,783
Pretium Resources, Inc.	11/14/23	M	1.00%	JPMorgan Chase Bank, N.A.	8,790,265 CAD	74,891
PROG Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	31,141 USD	(60)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Progressive Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	76,953 USD	$(479)
Progyny, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,320 USD	(54)
Proya Cosmetics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	32,937 USD	(252)
Proya Cosmetics Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	49,301 USD	(373)
PTC, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	243,187 USD	930
Puya Semiconductor Shanghai Co., Ltd.	11/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	26,201 USD	(217)
Puya Semiconductor Shanghai Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	28,446 USD	(237)
Q2 Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	91,850 USD	(1,288)
Qi An Xin Technology Group, Inc.	07/12/22	M	0.00%	Credit Suisse International	146,094 USD	132
Qi An Xin Technology Group, Inc.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	190,101 USD	270
QIAGEN NV	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	7,763 USD	18
Qingdao East Steel Tower Stock Co., Ltd.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	82,310 USD	3,690
Qingdao East Steel Tower Stock Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	63,541 USD	2,856
Qingdao Gaoce Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	43,683 USD	(3,443)
Qingdao Gaoce Technology Co., Ltd.	11/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	61,858 USD	(4,675)
Qingdao Guolin Environmental Technology Co., Ltd.	12/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	35,695 USD	(709)
Qingdao Guolin Environmental Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	23,994 USD	(446)
Qingdao Hanhe Cable Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	8 USD	—
Qingdao Hiron Co., Ltd	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,038 USD	174
Qingdao Hiron Co., Ltd	07/12/22	M	0.00%	Credit Suisse International	4,289 USD	178
Qinghai Jinrui Mineral Development Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,691 USD	470
Qinghai Jinrui Mineral Development Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,723 USD	313
Qorvo, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,043,197 USD	40,899
Quanta Services, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	836,545 USD	28,909
QuantumScape, Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	312,038 USD	(19,263)
Quectel Wireless Solutions Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,230 USD	567
Quectel Wireless Solutions Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,172 USD	426
Quest Diagnostics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	68,828 USD	1,414
Radian Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	379,177 USD	20,624
Raisecom Technology Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,078 USD	1,727
Raisecom Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,533 USD	1,290
Range Resources Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	198,496 USD	(9,587)
Rapid7, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	757,820 USD	(13,077)
Rayhoo Motor Dies Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	111,224 USD	87
Rayhoo Motor Dies Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	79,520 USD	106
RBC Bearings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	469,384 USD	(409)
RCXTMSS3 SWAP	12/28/21	M	0.00%	Goldman Sachs International	328,929 USD	839
Recursion Pharmaceuticals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	34,227 USD	(3,222)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Red Avenue New Materials Group Co., Ltd.	02/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	763 USD	$3
Red Avenue New Materials Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	220 USD	1
Redfin Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	160,592 USD	(8,913)
Regency Centers Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	120,262 USD	3,991
Reinsurance Group of America, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	19,174 USD	1,410
Reliance Steel & Aluminum Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	28,076 USD	1,123
Renewable Energy Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,105 USD	(209)
Renhe Pharmacy Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	122,347 USD	8,240
Renhe Pharmacy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	93,223 USD	6,363
Repsol S.A	05/27/24	M	0.58%	Morgan Stanley Capital Services LLC	232,092 EUR	9,332
ResMed, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	691,994 USD	7,655
Rianlon Corp.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	64,173 USD	5,354
Rianlon Corp.	07/12/22	M	0.00%	Credit Suisse International	56,976 USD	4,826
Ribo Fashion Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	31,584 USD	(407)
Ribo Fashion Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	39,971 USD	(530)
Richinfo Technology Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,302 USD	321
Richinfo Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,551 USD	256
Risen Energy Co., Ltd.	11/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	278,179 USD	(19,370)
Risen Energy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	208,029 USD	(14,432)
RiseSun Real Estate Development Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	35,700 USD	(72)
RiseSun Real Estate Development Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	27,281 USD	(48)
Ritchie Bros Auctioneers, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	14,570 USD	(63)
Robert Half International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,540,288 USD	54,336
Robinhood Markets, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	82,043 USD	(5,071)
RoboTechnik Intelligent Technology Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	20,430 USD	(1)
RoboTechnik Intelligent Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	15,566 USD	(2)
Rocket Cos., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	59,562 USD	(3,296)
Rocket Lab USA, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,182 USD	9
Rockwell Automation, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	520,775 USD	14,012
Rogers Corp.	11/06/23	M	0.57%	JPMorgan Chase Bank, N.A.	19,602,773 USD	153,418
Rollins, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	446,704 USD	22,349
Roper Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,456,663 USD	38,100
Ross Stories, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	14,182 USD	788
Royal Bank of Canada	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	104,775 USD	728
Royal Gold, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	112,377 USD	1,039
Ryder System, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	331,348 USD	15,105
S&P Global, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	44,876 USD	(43)
Sai Micro Electronics, Inc.	11/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	80,437 USD	(1,439)
Sai Micro Electronics, Inc.	07/12/22	M	0.00%	Credit Suisse International	73,355 USD	(1,294)
Saia, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	815,902 USD	57,006
salesforce.com, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,435,053 USD	15,269
Sanderson Farms, Inc.	08/11/23	M	0.57%	JPMorgan Chase Bank, N.A.	18,462,789 USD	305,470
Sangfor Technologies, Inc.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	21,658 USD	(680)
Sangfor Technologies, Inc.	07/12/22	M	0.47%	Credit Suisse International	18,546 USD	(565)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sansheng Intellectual Education Technology Co., Ltd.	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	6,481 USD	$(98)
Sansheng Intellectual Education Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,394 USD	(68)
Santander Consumer USA Holdings, Inc.	08/28/23	M	0.57%	JPMorgan Chase Bank, N.A.	142,404 USD	170
Schrodinger, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	28,912 USD	(1,466)
Science Applications International Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	356,858 USD	6,257
Scotts Miracle-Gro Co. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	288,061 USD	13,009
SD Fengyuan Chemicals Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	383,627 USD	(14,830)
SD Fengyuan Chemicals Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	350,880 USD	(13,270)
SDBC_3.66%_03/01/31 SWAP	06/23/22	3M	0.00%	Morgan Stanley Capital Services LLC	21,327,580 CNY	12,970
Seagate Technology Holdings PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	127,010 USD	(812)
Sempra Energy	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	22,555 USD	197
Semtech Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	49,358 USD	2,044
Senci Electric Machinery Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	7,837 USD	215
Senci Electric Machinery Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	6,063 USD	199
SentinelOne, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	105,731 USD	399
SF Holding Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	82,331 USD	(146)
SF Holding Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	60,655 USD	(98)
Shaanxi Construction Engineering Group Corp. Ltd.	07/12/22	M	0.47%	Credit Suisse International	22,693 USD	277
Shaanxi Construction Engineering Group Corp. Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	28,715 USD	356
Shaanxi Xinghua Chemistry Co., Ltd.	10/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	206,732 USD	1,252
Shaanxi Xinghua Chemistry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	207,735 USD	1,484
Shake Shack, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,391,309 USD	(40,618)
Shandong Daye Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	68 USD	8
Shandong Delisi Food Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	19,485 USD	205
Shandong Delisi Food Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	14,070 USD	155
Shandong Dongyue Organosilicon Material Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	223,972 USD	321
Shandong Dongyue Organosilicon Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	221,213 USD	498
Shandong Fiberglass Group Co., Ltd.	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	4 USD	—
Shandong Fiberglass Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	195 USD	4
Shandong Head Co., Ltd.	08/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	92 USD	4
Shandong Head Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	645 USD	31
Shandong Hi-Speed Road & Bridge Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	210,422 USD	(16,129)
Shandong Hi-Speed Road & Bridge Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	158,648 USD	(12,132)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong Hongchuang Aluminum Industry Holding Co., Ltd.	11/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	23,621 USD	$(998)
Shandong Hongchuang Aluminum Industry Holding Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	16,306 USD	(690)
Shandong Iron and Steel Co., Ltd.	12/12/23	M	0.47%	JPMorgan Chase Bank, N.A.	173,685 USD	(7,559)
Shandong Iron and Steel Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	132,363 USD	(5,753)
Shandong Linglong Tyre Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	87,368 USD	(772)
Shandong Linglong Tyre Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	80,381 USD	(667)
Shandong Minhe Animal Husbandry Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	25,138 USD	979
Shandong Minhe Animal Husbandry Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	19,672 USD	791
Shandong Nanshan Aluminum Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	275,567 USD	4,372
Shandong Nanshan Aluminum Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	205,794 USD	3,328
Shandong Sito Biotechnology Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	19,219 USD	143
Shandong Sito Biotechnology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	13,825 USD	115
Shandong Sunway Chemical Group Co., Ltd.	10/18/23	M	0.48%	JPMorgan Chase Bank, N.A.	206,595 USD	(2,699)
Shandong Sunway Chemical Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	208,017 USD	(2,651)
Shandong WIT Dyne Health Co, Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	283 USD	28
Shandong Xinhua Pharmaceutical Co., Ltd.	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	30,433 USD	819
Shandong Xinhua Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	29,840 USD	534
Shanghai Aiko Solar Energy Co., Ltd.	10/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	32,303 USD	318
Shanghai Aiko Solar Energy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	29,410 USD	279
Shanghai Allist Pharmaceuticals Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	69,873 USD	2,151
Shanghai Allist Pharmaceuticals Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	51,415 USD	1,656
Shanghai Belling Co., Ltd.	02/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	147 USD	2
Shanghai Bright Power Semiconductor Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	102,383 USD	(1,933)
Shanghai Bright Power Semiconductor Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	92,096 USD	(1,691)
Shanghai Bright Power Semiconductor Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	198,013 USD	(4,949)
Shanghai Bright Power Semiconductor Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	256,570 USD	(6,400)
Shanghai Construction Group Co., Ltd.	12/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	180,217 USD	(2,345)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Construction Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	137,509 USD	$(1,775)
Shanghai Eliansy Industry Group Corp., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	30,215 USD	(1,453)
Shanghai Eliansy Industry Group Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	24,604 USD	(1,175)
Shanghai Fengyuzhu Culture Technology Co., Ltd.	06/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	134 USD	(6)
Shanghai Fengyuzhu Culture Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	178 USD	(8)
Shanghai Fosun Pharmaceutical Group Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	57,844 USD	(1,020)
Shanghai Fosun Pharmaceutical Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	52,354 USD	(906)
Shanghai Friendess Electronic Technology Corp., Ltd.	07/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	54,136 USD	659
Shanghai Friendess Electronic Technology Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	40,568 USD	498
Shanghai Fudan Microelectronics Group Co., Ltd.	10/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	31,663 USD	(69)
Shanghai Fudan Microelectronics Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	24,505 USD	(19)
Shanghai Fullhan Microelectronics Co., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	391,255 USD	42,711
Shanghai Fullhan Microelectronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	348,322 USD	37,982
Shanghai Gentech Co., Ltd.	12/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	28,251 USD	951
Shanghai Gentech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	22,312 USD	751
Shanghai Haishun New Pharmaceutical Packaging Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	99 USD	6
Shanghai Hanbell Precise Machinery Co., Ltd.	06/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	160 USD	(1)
Shanghai Haoyuan Chemexpress Co., Ltd.	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,565 USD	238
Shanghai Hi-Road Food Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	50,881 USD	284
Shanghai Hi-Road Food Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	37,455 USD	246
Shanghai Highly Group Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,000 USD	21
Shanghai Highly Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	749 USD	16
Shanghai Holystar Information Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	211,636 USD	(37,598)
Shanghai Holystar Information Technology Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	285,404 USD	(51,463)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Huahongjt Smart System Co., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	17,544 USD	$(305)
Shanghai Huahongjt Smart System Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	13,721 USD	(221)
Shanghai Huayi Group Co., Ltd.	08/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	235,080 USD	939
Shanghai Huayi Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	177,160 USD	747
Shanghai Jiao Yun Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	1,548 USD	11
Shanghai Jiao Yun Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	1,144 USD	9
Shanghai Jinjiang International Hotels Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	207,193 USD	2,443
Shanghai Jinjiang International Hotels Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	157,209 USD	1,856
Shanghai Kehua Bio-Engineering co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	18 USD	1
Shanghai Kindly Enterprise Development Group Co., Ltd.	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	27,468 USD	2,194
Shanghai Kindly Enterprise Development Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	21,813 USD	1,713
Shanghai Lianming Machinery Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	3,304 USD	(63)
Shanghai Lianming Machinery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	2,257 USD	(40)
Shanghai Lisheng Racing Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	38,408 USD	(6,042)
Shanghai Lisheng Racing Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	30,463 USD	(4,809)
Shanghai Material Trading Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	10,251 USD	(169)
Shanghai Material Trading Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,653 USD	(127)
Shanghai Medicilon, Inc.	07/12/22	M	0.00%	Credit Suisse International	29,276 USD	1,201
Shanghai Medicilon, Inc.	12/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	44,014 USD	1,701
Shanghai MicroPort Endovascular MedTech Group Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,579 USD	227
Shanghai MicroPort Endovascular MedTech Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	22,734 USD	683
Shanghai MicroPort Endovascular MedTech Group Co., Ltd.	04/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	37,928 USD	1,100
Shanghai MicroPort Endovascular MedTech Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,852 USD	227
Shanghai Nar Industrial Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,099 USD	(33)
Shanghai Nar Industrial Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	1,121 USD	(56)
Shanghai Pharmaceuticals Holding Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,876 USD	177
Shanghai Pharmaceuticals Holding Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,580 USD	161

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Putailai New Energy Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	241,044 USD	$5,918
Shanghai Putailai New Energy Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	177,031 USD	4,410
Shanghai SMI Holding Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	101,667 USD	(358)
Shanghai SMI Holding Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	77,312 USD	(249)
Shanghai Weaver Network Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	206,930 USD	8,728
Shanghai Weaver Network Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	155,446 USD	6,572
Shanxi Huaxiang Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	22,714 USD	483
Shanxi Huaxiang Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	17,443 USD	369
Shanxi Lanhua Sci-Tech Venture Co., Ltd.	10/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	235,894 USD	(7,869)
Shanxi Lanhua Sci-Tech Venture Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	231,649 USD	(7,739)
Shanxi Lu'an Environmental EnergyDev. Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	590,705 USD	(23,905)
Shanxi Lu'an Environmental EnergyDev. Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	496,449 USD	(20,152)
Shanxi Meijin Energy Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	70,596 USD	(3,877)
Shanxi Meijin Energy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	52,276 USD	(2,873)
Shanxi Yongdong Chemistry Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	55 USD	2
Shaw Communications, Inc.	03/17/23	M	1.00%	JPMorgan Chase Bank, N.A.	23,535,210 CAD	385,866
Shengyi Technology Co., Ltd.	04/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	359,740 USD	4,978
Shengyi Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	329,515 USD	3,485
Shenma Industry Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	126,557 USD	1,784
Shenma Industry Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	93,967 USD	1,361
Shennan Circuits Co., Ltd.	11/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	417,412 USD	60,819
Shennan Circuits Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	333,454 USD	46,914
Shenyang Cuihua Gold and Silver Jewelry Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	45,933 USD	5,127
Shenyang Cuihua Gold and Silver Jewelry Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	34,076 USD	3,839
Shenyang Xingqi Pharmaceutical Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	596,175 USD	73,514
Shenyang Xingqi Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	466,017 USD	57,714
Shenzhen Aisidi Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	66 USD	2
Shenzhen Auto Electric Power Plant Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	60,490 USD	(2,838)
Shenzhen Auto Electric Power Plant Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	55,120 USD	(2,563)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Capchem Technology Co., Ltd.	02/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	762 USD	$1
Shenzhen Desay Battery Technology Co., Ltd.	02/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	213 USD	16
Shenzhen Desay Battery Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	442 USD	34
Shenzhen Dynanonic Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	75,995 USD	1,070
Shenzhen Dynanonic Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	53,016 USD	929
Shenzhen Ellassay Fashion Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	38,994 USD	838
Shenzhen Ellassay Fashion Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	30,917 USD	674
Shenzhen Emperor Technology Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	9,290 USD	(53)
Shenzhen Emperor Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	6,196 USD	(38)
Shenzhen Fastprint Circuit Tech Co., Ltd.	10/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	456,915 USD	23,272
Shenzhen Fastprint Circuit Tech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	402,204 USD	20,936
Shenzhen Fortune Trend Technology Co., Ltd.	12/29/23	M	0.48%	JPMorgan Chase Bank, N.A.	89,584 USD	1,163
Shenzhen Fortune Trend Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	65,936 USD	930
Shenzhen Friendcom Technology Development Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	2,808 USD	(27)
Shenzhen Friendcom Technology Development Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	2,003 USD	(17)
Shenzhen Grandland Group Co., Ltd.	11/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,563 USD	(281)
Shenzhen Grandland Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	6,926 USD	(254)
Shenzhen H&T Intelligent Control Co.,Ltd.	07/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	21,012 USD	938
Shenzhen H&T Intelligent Control Co.,Ltd.	07/12/22	M	0.00%	Credit Suisse International	16,885 USD	760
Shenzhen Hui Chuang Da Technology Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	67,420 USD	127
Shenzhen Hui Chuang Da Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	62,068 USD	75
Shenzhen Hymson Laser Intelligent Equipments Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	54,226 USD	(955)
Shenzhen Hymson Laser Intelligent Equipments Co., Ltd.	11/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	59,131 USD	(1,045)
Shenzhen Infinova Ltd.	03/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	1 USD	—
Shenzhen Jinjia Group Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	377,201 USD	16,637
Shenzhen Jinjia Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	281,844 USD	12,526
Shenzhen JPT Opto-electronics Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,102 USD	1,812
Shenzhen JPT Opto-electronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,939 USD	1,188
Shenzhen Kaifa Technology Co., Ltd.	02/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	132 USD	(5)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Kedali Industry Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	38,497 USD	$(760)
Shenzhen Kedali Industry Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	25,727 USD	(569)
Shenzhen Kingdom Sci-Tech Co., Ltd.	11/17/23	M	0.47%	JPMorgan Chase Bank, N.A.	190,243 USD	9,053
Shenzhen Kingdom Sci-Tech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	144,361 USD	6,852
Shenzhen Lifotronic Technology Co., Ltd.	10/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	281,175 USD	12,579
Shenzhen Lifotronic Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	210,701 USD	9,435
Shenzhen Longli Technology Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	34,783 USD	1,202
Shenzhen Longli Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	24,018 USD	845
Shenzhen MinDe Electronics Technology Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	4,000 USD	170
Shenzhen MinDe Electronics Technology Ltd.	07/12/22	M	0.47%	Credit Suisse International	3,197 USD	138
Shenzhen Moso Power Supply Technology Co., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	33,733 USD	(514)
Shenzhen Moso Power Supply Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	27,695 USD	(413)
Shenzhen Overseas Chinese Town Co., Ltd.	11/03/22	M	0.45%	JPMorgan Chase Bank, N.A.	203,178 USD	510
Shenzhen Overseas Chinese Town Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	152,988 USD	662
Shenzhen Salubris Pharmaceuticals Co., Ltd.	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	211,572 USD	1,901
Shenzhen Salubris Pharmaceuticals Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	178,298 USD	2,168
Shenzhen Senior Technology Material Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	359,051 USD	(589)
Shenzhen Senior Technology Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	319,246 USD	(549)
Shenzhen Shengxunda Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	8,801 USD	333
Shenzhen Shengxunda Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	6,088 USD	235
Shenzhen Sunnypol Optoelectronics Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	150,370 USD	4,974
Shenzhen Sunnypol Optoelectronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	114,928 USD	3,692
Shenzhen Sunnypol Optoelectronics Co., Ltd.	03/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	71,298 USD	5,757
Shenzhen Sunnypol Optoelectronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	64,770 USD	5,226

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Sunshine Laser & Electronics Technology Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	138 USD	$1
Shenzhen Suntak Circuit Technology Co., Ltd.	11/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	262,973 USD	20,973
Shenzhen Suntak Circuit Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	195,374 USD	15,603
Shenzhen Tagen Group Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	567,327 USD	207
Shenzhen Tagen Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	448,424 USD	483
Shenzhen Transsion Holdings Co., Ltd.	06/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	75,355 USD	(1,500)
Shenzhen Transsion Holdings Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	57,794 USD	(1,148)
Shenzhen TXD Technology Co., Ltd.	06/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	317 USD	16
Shenzhen United Winners Laser Co., Ltd.	11/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	351,999 USD	(20,440)
Shenzhen United Winners Laser Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	265,148 USD	(15,773)
Shenzhen Weiguang Biological Products Co., Ltd.	12/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	17,950 USD	227
Shenzhen Weiguang Biological Products Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	14,458 USD	184
Shenzhen Weiye Decoration Group Co., Ltd.	12/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	2,674 USD	(95)
Shenzhen Weiye Decoration Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	1,782 USD	(63)
Shenzhen Wote Advanced Materials Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	5,271 USD	(432)
Shenzhen Wote Advanced Materials Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	4,202 USD	(331)
Shenzhen Zowee Tech Co., Ltd.	12/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	5,209 USD	44
Shenzhen Zowee Tech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,746 USD	40
Sherwin-Williams Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	4,408 USD	171
Shijiazhuang Yiling Pharmaceutical Co.,Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	199 USD	29
Shinry Technologies Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	43,266 USD	2,063
Shinry Technologies Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	29,776 USD	1,451
Shuangliang Eco-Energy Systems Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,816 USD	24
Shuangliang Eco-Energy Systems Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,346 USD	21
Shutterstock, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	41,924 USD	1,319
Siasun Robot & Automation Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	49,254 USD	3,850
Siasun Robot & Automation Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	45,022 USD	3,525
Sichuan Anning Iron and Titanium Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	282 USD	(4)
Sichuan Chuantou Energy Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	200,671 USD	5,657

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sichuan Chuantou Energy Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	151,311 USD	$4,220
Sichuan Haowu Electromechanical Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	42 USD	(7)
Sichuan Huati Lighting Technology Co., Ltd.	11/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,977 USD	(2)
Sichuan Huati Lighting Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,250 USD	—
Sichuan Injet Electric Co., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	40,286 USD	(791)
Sichuan Injet Electric Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	27,338 USD	(538)
Sichuan Jiuyuan Yinhai Software Co., Ltd.	08/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	18,996 USD	4,375
Sichuan Jiuyuan Yinhai Software Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	15,415 USD	3,552
Sichuan Mingxing Electric Power Co.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	27,191 USD	1,517
Sichuan Mingxing Electric Power Co.	07/12/22	M	0.00%	Credit Suisse International	18,356 USD	1,025
Sichuan Xinjinlu Group Co., Ltd.	12/19/23	M	0.48%	JPMorgan Chase Bank, N.A.	15,761 USD	374
Sichuan Xinjinlu Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	10,658 USD	284
Sichuan Zhenjing Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	48 USD	1
Sieyuan Electric Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	71,951 USD	(916)
Sieyuan Electric Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	49,253 USD	(609)
Signet Jewelers Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	596,009 USD	30,694
Sihui Fuji Electronic Technology Co., Ltd.	11/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	238,318 USD	10,089
Sihui Fuji Electronic Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	230,510 USD	10,197
Siltronic AG-Tend	02/24/23	M	0.07%	JPMorgan Chase Bank, N.A.	14,978,593 EUR	359,143
Silvergate Capital Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	11,526 USD	330
Sino Wealth Electronic Ltd.	08/09/23	M	0.47%	JPMorgan Chase Bank, N.A.	252,314 USD	5,506
Sino Wealth Electronic Ltd.	07/12/22	M	0.00%	Credit Suisse International	244,167 USD	5,354
Sinolink Securities Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,399 USD	(21)
Sinolink Securities Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,037 USD	(15)
Sinomine Resource Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	174,065 USD	16,922
Sinomine Resource Group Co., Ltd.	11/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	235,482 USD	22,847
Sinoseal Holding Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	29,286 USD	151
Sinoseal Holding Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	21,625 USD	102
Sinotrans Ltd.	12/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	244,566 USD	(4,094)
Sinotrans Ltd.	07/12/22	M	0.00%	Credit Suisse International	184,361 USD	(3,077)
SITE Centers Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	376,164 USD	25,095
Skshu Paint Co., Ltd.	12/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,855 USD	512
Skshu Paint Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,854 USD	512
SM Energy Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	9,511 USD	158
Snap-on, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,029,428 USD	66,866
Songcheng Performance Development Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	70,087 USD	689
Songcheng Performance Development Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	91,919 USD	876
Sonos, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	24,337 USD	(199)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Southern Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	541,411 USD	$16,419
Spectrum Brands Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	191,831 USD	6,726
Spirit Realty Capital, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,907 USD	141
Splunk, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,562,804 USD	23,023
Spring Airlines Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,152 USD	304
Spring Airlines Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,394 USD	171
Spring Airlines Co., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	1,635 USD	148
Spring Airlines Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	2,452 USD	222
SpringWorks Therapeutics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	77,183 USD	(8,324)
Sprout Social, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	141,095 USD	(4,697)
SPS Commerce, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	138,546 USD	(894)
Staar Surgical Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	146,593 USD	(1,974)
Star Bulk Carriers Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	172,797 USD	20,079
State Grid Information & Communication Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	34,433 USD	(1,922)
State Grid Information &Telecommunication Group Co., Ltd.	02/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	50,301 USD	(2,788)
Steel Dynamics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	166,943 USD	(472)
Stifel Financial Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	429,973 USD	14,518
STORE Capital Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,818 USD	39
Suez SA	05/19/23	M	0.07%	JPMorgan Chase Bank, N.A.	12,380,954 EUR	32,092
Sun Life Financial, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,087,146 USD	79,362
Sunnovo Co., Ltd.	08/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,385 USD	721
Sunnovo Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,366 USD	450
Sunresin New Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	26,875 USD	901
Sunrise Group Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,459 USD	(575)
Sunrise Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,062 USD	(402)
Sunrun, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	43,617 USD	(639)
Sunstone Hotel Investors, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	389,556 USD	7,446
Suntar Environmental Technology Co., Ltd.	11/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	95,135 USD	(522)
Suntar Environmental Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	71,054 USD	(410)
Sunyard Technology Co., Ltd.	09/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	86 USD	6
Suplet Power Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	33,818 USD	2,018
Suplet Power Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	25,755 USD	1,549
Suplet Power Co., Ltd.	11/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	191,481 USD	9,883
Suplet Power Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	145,241 USD	7,489
Suzhou Anjie Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	246,694 USD	(11,855)
Suzhou Anjie Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	183,036 USD	(8,818)
Suzhou Dongshan Precision Manufacturing Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	531,898 USD	16
Suzhou Dongshan Precision Manufacturing Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	395,400 USD	44
Suzhou Etron Technologies Co., Ltd.	12/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	135,082 USD	3,735
Suzhou Etron Technologies Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	136,229 USD	3,790
Suzhou Harmontronics Automation Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	25,442 USD	1,107

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Suzhou Harmontronics Automation Technology Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	37,183 USD	$1,620
Suzhou Huaya Intelligence Technology Co., Ltd.	11/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	41,061 USD	(783)
Suzhou Huaya Intelligence Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	32,079 USD	(612)
Suzhou Kelida Building & Decoration Co., Ltd.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	11,267 USD	(192)
Suzhou Kelida Building & Decoration Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	8,337 USD	(143)
Suzhou Maxwell Technologies Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	884,263 USD	(17,563)
Suzhou Maxwell Technologies Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	750,458 USD	(14,771)
Suzhou New District Hi-Tech Industrial Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	140,841 USD	(3,574)
Suzhou New District Hi-Tech Industrial Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	105,532 USD	(2,689)
Suzhou Secote Precision Electronic Co., Ltd.	11/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	201,257 USD	15,783
Suzhou Secote Precision Electronic Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	197,891 USD	16,187
Suzhou Sushi Testing Group Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	177,188 USD	7,122
Suzhou Sushi Testing Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	130,132 USD	5,171
Suzhou TA&A Ultra Clean Technology Co., Ltd.	06/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	209,395 USD	(6,811)
Suzhou TA&A Ultra Clean Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	210,640 USD	(6,912)
SVB Financial Group	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	129,833 USD	(968)
SVG Optronics Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,300 USD	(410)
SVG Optronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,659 USD	(338)
Synaptics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	10,860 USD	142
Synchrony Financial	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	46,873 USD	260
Syneos Health, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	96,299 USD	5,252
SYNNEX Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,895 USD	1
T Rowe Price Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,924,147 USD	59,754
T-Mobile US, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,873,710 USD	(31,136)
Tahoe Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	111,349 USD	(1,219)
Tahoe Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	84,235 USD	(875)
Taiyuan Heavy Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,503 USD	63
Taiyuan Heavy Industry Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	10,142 USD	81
Take-Two Interactive Software, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	502,009 USD	583
Tandem Diabetes Care, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	46,649 USD	(439)
Tangshan Sunfar Silicon Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	436 USD	(9)
Tanyuan Technology Co., Ltd.	11/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,175 USD	(239)
Tanyuan Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,209 USD	(188)
Targa Resources Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,471,833 USD	78,524
TC Energy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,772,284 USD	17,365
TCL Technology Group Corp.	11/03/22	M	0.45%	JPMorgan Chase Bank, N.A.	58,979 USD	(603)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TCL Technology Group Corp.	07/12/22	M	0.00%	Credit Suisse International	53,976 USD	$(537)
TE Connectivity Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	229,832 USD	2,175
TechnipFMC PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	80,786 USD	(1,866)
Tederic Machinery Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	25,070 USD	268
Tederic Machinery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	18,457 USD	205
Teledyne Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	793,699 USD	23,286
Teleflex, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	28,935 USD	628
Tempur Sealy International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	640,926 USD	19,375
Teradata Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	44,974 USD	(678)
Terex Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	56,620 USD	1,525
Terminix Global Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	101,561 USD	885
Terminix Global Holdings, Inc.	12/18/23	M	0.57%	JPMorgan Chase Bank, N.A.	4,152,983 USD	14,555
Texas Instruments, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,606,757 USD	29,373
Thomson Reuters Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	307,648 USD	11,259
Thunder Software Technology Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	7,187 USD	(671)
Thunder Software Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,791 USD	(447)
Tianjin Capital Environmental Protection Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	68,460 USD	1,649
Tianjin Capital Environmental Protection Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	51,234 USD	1,236
Tianjin Port Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	31,610 USD	144
Tianjin Port Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	23,807 USD	123
Tianjin Saixiang Technology Co., Ltd.	12/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	17,216 USD	1,079
Tianjin Saixiang Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	12,725 USD	806
Tianjin Tianbao Infrastructure Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	11,144 USD	75
Tianjin Tianbao Infrastructure Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	8,263 USD	60
Tianjin Zhonghuan Semiconductor Co., Ltd.	10/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	366,393 USD	14,859
Tianjin Zhonghuan Semiconductor Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	286,972 USD	11,741
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	11/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	186,485 USD	12,127
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	07/12/22	M	0.00%	Credit Suisse International	143,331 USD	9,448
Tibet Cheezheng Tibetan Medicine Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	215 USD	29
Tibet Cheezheng Tibetan Medicine Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	182 USD	25
Tibet Weixinkang Medicine Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,637 USD	319
Tibet Weixinkang Medicine Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,410 USD	234

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tieling Newcity Investment Holding Group, Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,506 USD	$(324)
Tieling Newcity Investment Holding Group, Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,708 USD	(218)
TKD Science and Technology Co., Ltd.	12/05/23	M	0.47%	JPMorgan Chase Bank, N.A.	36,087 USD	(730)
TKD Science and Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	25,610 USD	(488)
Tofflon Science & Technology Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	107,789 USD	(736)
Tofflon Science & Technology Group Co., Ltd.	10/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	142,925 USD	(979)
Toll Brothers, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,585,117 USD	100,846
TongFu Microelectronics Co., Ltd.	07/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	151,556 USD	876
TongFu Microelectronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	120,312 USD	719
Tonghua Dongbao Pharmaceutical Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	81,711 USD	489
Tonghua Dongbao Pharmaceutical Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	62,365 USD	403
Tongkun Group Co., Ltd.	07/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	201,455 USD	3,588
Tongkun Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	152,132 USD	2,729
Tongling Jingda Special Magnet Wire Co., Ltd.	08/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	12,029 USD	(5)
Tongling Jingda Special Magnet Wire Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	9,570 USD	3
Tongling ZhongFa Trinity Technology Co., Ltd.	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	4,834 USD	120
Tongling ZhongFa Trinity Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,348 USD	92
Tongwei Co., Ltd.	10/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	420,718 USD	15,948
Tongwei Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	371,755 USD	12,709
Topsec Technologies Group, Inc.	10/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	407,070 USD	13,425
Topsec Technologies Group, Inc.	07/12/22	M	0.00%	Credit Suisse International	316,187 USD	10,464
Tractor Supply Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	120,653 USD	3,896
Transfar Zhilian Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	292,716 USD	(1,822)
Transfar Zhilian Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	218,484 USD	(1,303)
Travelers Cos., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	388,474 USD	(371)
Trimble, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	9,120 USD	122
Trina Solar Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	207,809 USD	5,121
Trina Solar Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	154,603 USD	3,857
Trium Science & Technology Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	195,064 USD	(10,070)
Trium Science & Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	146,366 USD	(7,528)
Truist Financial Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,361,996 USD	33,075
Truking Technology Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	73,444 USD	1,821
Truking Technology Ltd.	07/12/22	M	0.00%	Credit Suisse International	57,788 USD	1,523
Truking Technology Ltd.	10/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	157,500 USD	8,164
Truking Technology Ltd.	07/12/22	M	0.00%	Credit Suisse International	162,563 USD	8,418
Trupanion, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	596,481 USD	8,217
Tsingtao Brewery Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	198,838 USD	(6,223)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tsingtao Brewery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	150,717 USD	$(4,702)
Twist Bioscience Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	63,837 USD	(5,794)
Twitter, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,155,984 USD	(51,905)
Tyler Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,414,172 USD	50,128
Ubisoft Entertainment	05/29/23	M	0.58%	Morgan Stanley Capital Services LLC	15,577,608 EUR	(94,205)
UBS Group AG	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	576,064 USD	12,252
Ultra Electronics Holdings PLC	08/18/23	M	0.74%	JPMorgan Chase Bank, N.A.	9,423,774 GBP	178,968
Umpqua Holdings Corp.	10/16/23	M	0.57%	JPMorgan Chase Bank, N.A.	3,461,501 USD	88,567
Unigroup Guoxin Microelectronics Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	87,302 USD	8,016
Unigroup Guoxin Microelectronics Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	68,057 USD	6,080
Unilumin Group Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	209,525 USD	(1,643)
Unilumin Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	157,911 USD	(1,228)
Unisplendour Corp., Ltd.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	196,549 USD	13,547
Unisplendour Corp., Ltd.	07/12/22	M	0.00%	Credit Suisse International	148,224 USD	10,244
United Rentals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,093,043 USD	43,110
United States Steel, Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	360,383 USD	18,792
United Therapeutics Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	385,209 USD	3,735
Univar Solutions, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	22,532 USD	1,339
Uroica Precision Information Engineering Co., Ltd.	04/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	41 USD	1
UTour Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	79,042 USD	(902)
UTour Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	57,651 USD	(308)
Vail Resorts, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,985 USD	(17)
Varonis Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,233,489 USD	14,157
Vats Liquor Chain Store Management Joint Stock Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	710,679 USD	60,132
Vats Liquor Chain Store Management JSC Ltd.	10/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	862,338 USD	71,340
Veeva Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,554,411 USD	(77,277)
Ventas, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,399,581 USD	92,672
Veoneer, Inc.	07/26/23	M	0.57%	JPMorgan Chase Bank, N.A.	11,419,334 USD	169,853
Veracyte, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	123,609 USD	(5,983)
Verint Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,906 USD	87
Verisk Analytics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	89,240 USD	2,709
Verizon Communications, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,186,783 USD	(49,387)
ViacomCBS, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,856,218 USD	52,667
VICI Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	4,735,762 USD	251,779
Victoria's Secret & Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	451,201 USD	75,595
Victory Giant Technology Huizhou Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	201,489 USD	718
Victory Giant Technology Huizhou Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	202,893 USD	724
Vifor Pharma AG	12/18/23	M	0.20%	JPMorgan Chase Bank, N.A.	13,859,378 CHF	(14,049)
Vir Biotechnology, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	760,753 USD	(26,312)
Virgin Galactic Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	31,893 USD	(2,725)
Vonage Holdings Corp.	11/27/23	M	0.57%	JPMorgan Chase Bank, N.A.	16,110,206 USD	77,865
Vontron Technology Co., Ltd.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,776 USD	1,185
Vontron Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	19,607 USD	946
Vornado Realty Trust	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	72,335 USD	627
Voya Financial, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,725,519 USD	35,211

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Vtron Group Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	210,209 USD	$5,833
Vtron Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	155,832 USD	4,457
Waste Connections, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	5,548 USD	39
Watsco, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	138,170 USD	4,191
Watts Water Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	31,426 USD	1,194
Ways Electron Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	46,878 USD	(1,874)
Ways Electron Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	33,482 USD	(1,336)
Webster Financial Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	18,178 USD	640
Welbilt, Inc.	04/25/23	M	0.57%	JPMorgan Chase Bank, N.A.	20,378,379 USD	86,094
Well Lead Medical Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	57,711 USD	(1,826)
Well Lead Medical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	52,780 USD	(1,615)
Wells Fargo & Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	505,967 USD	(5,967)
Western Alliance Bancorp	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,477 USD	106
Western Superconducting Technologies Co.,Ltd.	02/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	341,375 USD	31,564
Western Superconducting Technologies Co.,Ltd.	07/12/22	M	0.00%	Credit Suisse International	274,821 USD	25,657
Western Union Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	242,715 USD	498
Westinghouse Air Brake Technologies Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	92,359 USD	2,698
Westrock Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	11,003 USD	264
WEX, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	604,755 USD	41,179
WG Tech JiangXi Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,546 USD	(201)
WG Tech JiangXi Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,342 USD	(157)
Whirlpool Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	75,418 USD	612
Willfar Information Technology Co., Ltd.	12/15/23	M	0.48%	JPMorgan Chase Bank, N.A.	45,732 USD	(2,952)
Willfar Information Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	33,511 USD	(2,179)
Williams Cos Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,134,676 USD	44,417
Williams-Sonoma, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	118,100 USD	967
Willis Towers Watson PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,199 USD	(12)
Wingtech Technology Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	39,320 USD	(773)
Wingtech Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	25,862 USD	(502)
Wintime Energy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	25,850 USD	(1,605)
Wintime Energy Co., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	34,891 USD	(2,165)
Woodward, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	703,245 USD	19,410
Workday, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,424,735 USD	(28,512)
Workiva, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	160,642 USD	(4,967)
World Wrestling Entertainment, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	250,419 USD	9,209
WPG Shanghai Smart Water PCL	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	24,396 USD	1,578
WPG Shanghai Smart Water PCL	07/12/22	M	0.47%	Credit Suisse International	19,414 USD	1,253
WR Berkley Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	206,679 USD	7,617
Wuhan DDMC Culture & Sports Co., Ltd.	11/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	148,321 USD	7,159
Wuhan DDMC Culture & Sports Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	110,182 USD	5,433
Wuhan Jingce Electronic Gr A	03/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	40,670 USD	344
Wuhan Jingce Electronic Gr A	07/12/22	M	0.00%	Credit Suisse International	27,105 USD	238

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wuhan Raycus Fiber Laser Technologies Co., Ltd.	09/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	84,936 USD	$(538)
Wuhan Raycus Fiber Laser Technologies Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	64,395 USD	(401)
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd.	10/30/23	M	0.48%	JPMorgan Chase Bank, N.A.	276,666 USD	20,525
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	206,811 USD	15,341
Wuhu Token Science Co., Ltd.	10/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	192,891 USD	24,020
Wuhu Token Science Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	152,459 USD	19,028
Wuxi Apptec Co., Ltd.	11/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	16,554 USD	191
Wuxi Apptec Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	12,881 USD	143
Wuxi Autowell Technology Co., Ltd.	07/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	184,736 USD	6,494
Wuxi Autowell Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	134,671 USD	4,471
Wuxi Chipown Micro-Electronics Ltd.	11/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	358,779 USD	2,162
Wuxi Chipown Micro-Electronics Ltd.	07/12/22	M	0.00%	Credit Suisse International	273,502 USD	1,635
Wuxi ETEK Microelectronics Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,709 USD	55
Wuxi Lead Intelligent Equipment Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	206,400 USD	(1,027)
Wuxi Lead Intelligent Equipment Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	156,487 USD	(708)
Wuxi Longsheng Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	25,690 USD	1,724
Wuxi Longsheng Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	19,956 USD	1,584
Wuxi NCE Power Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	152,375 USD	(4,269)
Wuxi NCE Power Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	117,955 USD	(3,383)
Wuxi NCE Power Co., Ltd.	05/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	423,164 USD	(4,555)
Wuxi NCE Power Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	337,304 USD	(3,647)
Xi An Global Printing Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	8,467 USD	(100)
Xi'An Global Printing Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	7,813 USD	(92)
Xi'An Peri Power Semiconductor Converting Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	39,036 USD	629
Xi'An Peri Power Semiconductor Converting Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	26,483 USD	477
Xi'an Triangle Defense Co., Ltd.	12/04/23	M	0.47%	JPMorgan Chase Bank, N.A.	237,688 USD	13,154

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xi'an Triangle Defense Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	175,903 USD	$9,735
Xiamen Amoytop Biotech Co., Ltd.	11/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	39,036 USD	2,312
Xiamen Amoytop Biotech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	28,687 USD	1,634
Xiamen Faratronic Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	5,734 USD	246
Xiamen Intretech, Inc.	07/12/22	M	0.00%	Credit Suisse International	460 USD	20
Xiamen Kingdomway Group Co.	07/12/22	M	0.00%	Credit Suisse International	94 USD	4
Xiamen Port Development Co. Ltd.	11/17/23	M	0.47%	JPMorgan Chase Bank, N.A.	33,580 USD	(542)
Xiamen Port Development Co. Ltd.	07/12/22	M	0.00%	Credit Suisse International	26,117 USD	(395)
Xiamen Sunrise Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	22,225 USD	428
Xiamen Sunrise Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	17,556 USD	349
Xilinmen Furniture Co., Ltd.	12/29/23	M	0.48%	JPMorgan Chase Bank, N.A.	39,028 USD	3,166
Xilinmen Furniture Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	30,668 USD	2,401
Xilinx, Inc.	10/31/22	M	0.57%	JPMorgan Chase Bank, N.A.	15,449,015 USD	419,098
Xinfengming Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	67 USD	3
Xinjiang Ba Yi Iron & Steel Co., Ltd.	08/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	136,680 USD	(8,881)
Xinjiang Ba Yi Iron & Steel Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	103,781 USD	(6,734)
Xinjiang Joinworld Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	114 USD	(5)
Xinjiang Tianshan Cement Co., Ltd.	10/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	56,004 USD	928
Xinjiang Tianshan Cement Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	51,283 USD	844
Xinyu Iron & Steel Co., Ltd.	04/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	10 USD	(1)
XP, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,365 USD	(37)
Xylem, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,018,807 USD	102,590
Yandex NV	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,319,971 USD	(24,001)
Yangling Metron New Material, Inc.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	150,074 USD	6,116
Yangling Metron New Material, Inc.	07/12/22	M	0.47%	Credit Suisse International	112,378 USD	4,765
Yangtze Optical Fibre and Cable Joint Stock Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	105,854 USD	(4,655)
Yangtze Optical Fibre and Cable Joint Stock Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	80,631 USD	(3,575)
Yangzhou Yangjie Electronic Technology Co., Ltd	12/27/23	M	0.48%	JPMorgan Chase Bank, N.A.	3,297 USD	(135)
Yangzhou Yangjie Electronic Technology Co., Ltd	07/12/22	M	0.00%	Credit Suisse International	2,200 USD	(92)
Yangzhou Yaxing Motor Coach Co., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	29,202 USD	(594)
Yangzhou Yaxing Motor Coach Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	23,437 USD	(395)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Yankershop Food Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	75,150 USD	$(2,623)
Yankershop Food Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	68,224 USD	(2,413)
Yantai Eddie Precision Machinery Co., Ltd.	08/02/23	M	0.47%	JPMorgan Chase Bank, N.A.	98 USD	2
Yantai Eddie Precision Machinery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	117 USD	3
Yantai Tayho Advanced materials Co.,Ltd.	07/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	204,009 USD	2,450
Yantai Tayho Advanced materials Co.,Ltd.	07/12/22	M	0.00%	Credit Suisse International	205,774 USD	2,531
Yanzhou Coal Mining Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	38,714 USD	(2,903)
Yanzhou Coal Mining Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	30,352 USD	(2,293)
Yechiu Metal Recycling China Ltd.	09/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	17 USD	—
YETI Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	328,712 USD	1,448
YGSOFT, Inc.	12/22/23	M	0.47%	JPMorgan Chase Bank, N.A.	76,714 USD	(1,072)
YGSOFT, Inc.	07/12/22	M	0.00%	Credit Suisse International	56,149 USD	(774)
Yijiahe Technology Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	94,943 USD	528
Yijiahe Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	69,161 USD	379
Yipinhong Pharmaceutical Co., Ltd.	01/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	15,773 USD	1,126
Yipinhong Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	10,508 USD	757
Yixintang Pharmaceutical Group Co., Ltd.	11/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	511,029 USD	26,885
Yixintang Pharmaceutical Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	392,002 USD	20,691
YongXing Special Materials Technology Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	261,175 USD	19,846
YongXing Special Materials Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	199,565 USD	14,893
Yonyou Network Technology Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	54,902 USD	1,958
Yonyou Network Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	50,582 USD	1,774
Youngy Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	38,906 USD	(106)
Youngy Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	26,656 USD	(108)
Yuanli Chemical Group Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	57,646 USD	2,788
Yuanli Chemical Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	42,446 USD	2,084
Yum China Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,054,687 USD	34,666
Yunnan Aluminium Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	89 USD	—
Yunnan Energy New Material Co., Ltd.	10/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	481,160 USD	12,619
Yunnan Energy New Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	396,963 USD	11,638
Yunnan Jianzhijia Health Chain Co., Ltd.	11/07/23	M	0.47%	JPMorgan Chase Bank, N.A.	129,808 USD	4,990
Yunnan Jianzhijia Health Chain Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	102,378 USD	3,947

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Yunnan Nantian Electronics Information Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	14,182 USD	$137
Yunnan Nantian Electronics Information Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	11,080 USD	107
Yunnan Tin Co., Ltd.	08/08/23	M	0.47%	JPMorgan Chase Bank, N.A.	380,608 USD	8,561
Yunnan Tin Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	282,051 USD	6,458
Yunnan Yuntianhua Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	19,851 USD	(457)
Yunnan Yuntianhua Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	15,751 USD	(359)
Yusys Technologies Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	19,515 USD	2,609
Yusys Technologies Co., Ltd.	03/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	24,553 USD	3,269
Zanyu Technology Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	49 USD	7
Zbom Home Collection Co., Ltd.	05/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	289 USD	(7)
Zbom Home Collection Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	113 USD	(3)
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	10/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	72,528 USD	(3,938)
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	58,014 USD	(3,142)
Zhangzidao Group Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	38,297 USD	1,813
Zhangzidao Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	27,733 USD	1,330
Zhejiang Baida Precision Manufacturing Corp.	02/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	83 USD	(3)
Zhejiang Cfmoto Power Co., Ltd.	05/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	771 USD	97
Zhejiang Cfmoto Power Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	795 USD	101
Zhejiang Changhua Auto Parts Co., Ltd.	12/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	54,663 USD	3,992
Zhejiang Changhua Auto Parts Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	46,960 USD	3,400
Zhejiang Dafeng Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	1,037 USD	33
Zhejiang Dahua Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,867 USD	(78)
Zhejiang Dahua Technology Co., Ltd.	12/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,238 USD	(80)
Zhejiang Daily Digital Culture Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	201,847 USD	13,241
Zhejiang Daily Digital Culture Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	152,120 USD	10,026
ZheJiang Dali Technology Co., Ltd.	11/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	3,747 USD	(31)
ZheJiang Dali Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	3,431 USD	(24)
Zhejiang Damon Technology Co., Ltd.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	58,448 USD	(658)
Zhejiang Damon Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	43,454 USD	(488)
Zhejiang Dingli Machinery Co., Ltd.	11/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	87,023 USD	3,647

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Dingli Machinery Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	79,759 USD	$3,355
Zhejiang Dun'An Artificial Environment Co., Ltd.	12/28/23	M	0.48%	JPMorgan Chase Bank, N.A.	23,598 USD	(383)
Zhejiang Dun'An Artificial Environment Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	18,559 USD	(288)
Zhejiang Entive Smart Kitchen Appliance Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	190,385 USD	(4,009)
Zhejiang Entive Smart Kitchen Appliance Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	143,042 USD	(2,938)
Zhejiang Fenglong Electric Co., Ltd.	01/30/23	M	0.47%	JPMorgan Chase Bank, N.A.	62 USD	—
Zhejiang Giuseppe Garment Co., Ltd.	11/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	336,791 USD	5,985
Zhejiang Giuseppe Garment Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	266,368 USD	4,747
Zhejiang Haers Vacuum Containers Co., Ltd.	11/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	177,008 USD	(984)
Zhejiang Haers Vacuum Containers Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	129,955 USD	(728)
Zhejiang Hailiang Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	21,601 USD	48
Zhejiang Hailiang Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	16,531 USD	47
Zhejiang Hailide New Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	223,304 USD	9,517
Zhejiang Hailide New Material Co., Ltd.	12/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	234,140 USD	9,688
Zhejiang HangKe Technology, Inc. Co.	12/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	339,351 USD	2,665
Zhejiang HangKe Technology, Inc. Co.	07/12/22	M	0.00%	Credit Suisse International	248,896 USD	2,020
Zhejiang Henglin Chair Industry Co. Ltd.	07/12/22	M	0.00%	Credit Suisse International	250 USD	(7)
Zhejiang Huatong Meat Products Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	21,854 USD	6,072
Zhejiang Huatong Meat Products Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	17,399 USD	4,833
Zhejiang Jiaao Enprotech Stock Co., Ltd.	12/20/23	M	0.47%	JPMorgan Chase Bank, N.A.	5,241 USD	(20)
Zhejiang Jiaao Enprotech Stock Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,602 USD	(34)
Zhejiang Jiahua Energy Chemical Industry Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	201,633 USD	9,677
Zhejiang Jiahua Energy Chemical Industry Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	200,053 USD	9,622
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	07/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	631,166 USD	32,653
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	479,182 USD	24,862
Zhejiang Linuo Flow Control Technology Co., Ltd.	11/27/23	M	0.47%	JPMorgan Chase Bank, N.A.	244,187 USD	1,062
Zhejiang Linuo Flow Control Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	233,853 USD	1,082

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Meida Industrial Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	35,545 USD	$661
Zhejiang Meida Industrial Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	26,723 USD	500
Zhejiang Satellite Petrochemical Co Ltd.	07/03/23	M	0.47%	JPMorgan Chase Bank, N.A.	192,574 USD	14,399
Zhejiang Satellite Petrochemical Co Ltd.	07/12/22	M	0.00%	Credit Suisse International	193,795 USD	14,484
Zhejiang Shuanghuan Driveline Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	8,006 USD	(217)
Zhejiang Shuanghuan Driveline Co., Ltd.	10/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	13,493 USD	(511)
Zhejiang Southeast Space Frame Co., Ltd.	11/28/23	M	0.47%	JPMorgan Chase Bank, N.A.	296,693 USD	36,865
Zhejiang Southeast Space Frame Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	288,131 USD	35,814
Zhejiang Sunriver Culture Co., Ltd.	12/26/23	M	0.47%	JPMorgan Chase Bank, N.A.	27,299 USD	(1,650)
Zhejiang Sunriver Culture Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	21,580 USD	(1,297)
Zhejiang Talent Television & Film Co., Ltd.	11/10/23	M	0.47%	JPMorgan Chase Bank, N.A.	33,901 USD	737
Zhejiang Talent Television & Film Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	27,718 USD	585
Zhejiang Tiantie Industry Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	31,577 USD	1,010
Zhejiang Tiantie Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	31,654 USD	933
Zhejiang Tiantie Industry Co., Ltd.	10/31/23	M	0.47%	JPMorgan Chase Bank, N.A.	154,796 USD	7,186
Zhejiang Tiantie Industry Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	156,318 USD	7,249
Zhejiang Tieliu Clutch Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	80 USD	(4)
Zhejiang Walrus New Material Co., Ltd.	11/29/23	M	0.47%	JPMorgan Chase Bank, N.A.	56,592 USD	4,528
Zhejiang Walrus New Material Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	51,604 USD	4,154
Zhejiang Wanma Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	204,211 USD	1,341
Zhejiang Wanma Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	153,866 USD	1,076
Zhejiang Wansheng Co., Ltd.	06/21/23	M	0.47%	JPMorgan Chase Bank, N.A.	4,732 USD	79
Zhejiang Wansheng Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	4,444 USD	74
Zhejiang Wazam New Materials Co., Ltd.	11/13/23	M	0.47%	JPMorgan Chase Bank, N.A.	200,099 USD	8,413
Zhejiang Wazam New Materials Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	199,675 USD	8,490
Zhejiang Weixing Industrial Development Co., Ltd.	09/06/23	M	0.47%	JPMorgan Chase Bank, N.A.	45,991 USD	(531)
Zhejiang Weixing Industrial Development Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	34,524 USD	(401)
Zhejiang Windey Co., Ltd.	12/15/23	M	0.47%	JPMorgan Chase Bank, N.A.	318,202 USD	2,676
Zhejiang Windey Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	243,591 USD	2,070
Zhejiang Windey Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	185,835 USD	2,227
Zhejiang Windey Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	142,522 USD	1,701
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	10/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	57,377 USD	1,961

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	53,016 USD	$1,827
Zhejiang XCC Group Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	63,055 USD	(500)
Zhejiang XCC Group Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	45,322 USD	(249)
Zhejiang Xianju Pharmaceutical Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	24,656 USD	1,441
Zhejiang Xianju Pharmaceutical Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	18,783 USD	1,100
Zhejiang Xinan Chemical Industrial Group Co., Ltd.	01/03/24	M	0.47%	JPMorgan Chase Bank, N.A.	241,527 USD	792
Zhejiang Xinan Chemical Industrial Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	179,076 USD	507
Zhejiang Xinao Textiles, Inc.	11/14/23	M	0.47%	JPMorgan Chase Bank, N.A.	32,329 USD	(84)
Zhejiang Xinao Textiles, Inc.	07/12/22	M	0.00%	Credit Suisse International	25,593 USD	(69)
Zhejiang Yasha Decoration Co., Ltd.	12/11/23	M	0.47%	JPMorgan Chase Bank, N.A.	197,755 USD	(15,364)
Zhejiang Yasha Decoration Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	149,581 USD	(11,612)
Zhejiang Yonggui Electric Equipment Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	27,854 USD	(1,077)
Zhejiang Yonggui Electric Equipment Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	18,899 USD	(738)
Zhejiang Yongtai Technology Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	243,861 USD	7,635
Zhejiang Yongtai Technology Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	180,963 USD	5,449
Zhejiang Sanfer Electric Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	10,742 USD	(41)
Zhejiang Sanfer Electric Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	8,050 USD	(24)
Zhengzhou GL Tech Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	412 USD	(14)
Zheshang Development Group Co., Ltd.	08/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	64 USD	2
Zhongfu Information, Inc.	01/25/23	M	0.47%	JPMorgan Chase Bank, N.A.	9,711 USD	80
Zhongfu Information, Inc.	07/12/22	M	0.00%	Credit Suisse International	6,577 USD	55
Zhuhai Sailong Pharmaceutical Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	5,585 USD	153
Zhuhai Sailong Pharmaceutical Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	4,145 USD	118
Zhuzhou Qianjin Pharmaceutical Co., Ltd.	01/02/24	M	0.47%	JPMorgan Chase Bank, N.A.	27,043 USD	2,494
Zhuzhou Qianjin Pharmaceutical Co., Ltd.	07/12/22	M	0.47%	Credit Suisse International	21,281 USD	1,955
Ziff Davis, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	398,019 USD	4,956
Zijin Mining Group Co., Ltd.	01/18/23	M	0.47%	JPMorgan Chase Bank, N.A.	5 USD	—
Zions Bancorp NA	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	35,886 USD	(74)
ZJAMP Group Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	230,086 USD	22,638

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ZJAMP Group Co., Ltd.	04/24/23	M	0.47%	JPMorgan Chase Bank, N.A.	237,327 USD	$22,665
Zte Corp.	07/19/23	M	0.47%	JPMorgan Chase Bank, N.A.	317,447 USD	12,120
Zte Corp.	07/12/22	M	0.00%	Credit Suisse International	258,145 USD	9,924
Zynga, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	19,090 USD	(236)
Offcn Education Technology Co., Ltd.	11/01/23	M	0.47%	JPMorgan Chase Bank, N.A.	57,793 USD	(1,433)
Offcn Education Technology Co., Ltd.	07/12/22	M	0.00%	Credit Suisse International	52,842 USD	(1,292)

Total Buys						$23,094,625

Sells
10X Genomics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	356,650 USD	$(1,897)
A. O. Smith Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,371,466 USD	(139,132)
Abbvie, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,578,331 USD	(35,430)
Abiomed, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	48,934 USD	(2,786)
Activision Blizzard, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,364,785 USD	(109,333)
Acuity Brands, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	17,331 USD	393
Adient PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	300,153 USD	(26,245)
Adobe, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	346,149 USD	3,078
Advanced Drainage Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,840 USD	(154)
Advanced Micro Devices	10/31/22	M	0.23%	JPMorgan Chase Bank, N.A.	15,886,685 USD	38,547
AECOM	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,258,258 USD	(56,074)
Agilent Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	60,440 USD	571
Agree Realty Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	8,171 USD	(106)
Airbnb, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	579,426 USD	8,532
Alamos Gold, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	20,410 USD	(1,061)
Albemarle Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	201,569 USD	(174)
Alcon, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	17,551 USD	127
Alight, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	79,326 USD	(2,733)
Align Technology, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,275,604 USD	(45,985)
Allegiant Travel Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	370,076 USD	672
Alliant Energy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	20,731 USD	(722)
Allison Transmission Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,796 USD	(239)
Allstate Corp. (The)	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	627,000 USD	(23,958)
Alnylam Pharmaceuticals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,088,306 USD	126,449
American Eagle Outfitters, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	289,410 USD	(28,001)
American Tower Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	205,580 USD	(1,510)
American Water Works Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	28,822 USD	(1,207)
Amicus Therapeutics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	376,473 USD	3,928
Amkor Technology, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	14,035 USD	(1,360)
AMN Healthcare Services, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	11,076 USD	(179)
Anaplan, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	30,615 USD	(242)
Anthem, Inc.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	1,318,485 USD	(50,349)
Apollo Global Management, Inc.	09/01/23	M	0.34%	JPMorgan Chase Bank, N.A.	530,694 USD	(3,912)
Apollo Global Management, Inc.	03/10/23	M	32.62%	Goldman Sachs International	17,792,446 USD	(131,154)
Apple, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,666,481 USD	15,790
AptarGroup, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	117,290 USD	199
ArcBest Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	685,478 USD	(85,637)
Arch Capital Group Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,267,422 USD	(44,875)
Ares Capital Corp.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	1,015,078 USD	(44,338)
Arista Networks, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	497,717 USD	(21,077)
Arrival SA	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	70,985 USD	2,759
Arrow Electronics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	192,567 USD	(7,495)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Artisan Partners Asset Management, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	144 USD	$1
Asbury Automotive Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	181,908 USD	(10,859)
Associated Banc-Corp	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	29,833 USD	(483)
Atlas Air Worldwide Holdings	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	733,720 USD	(32,981)
Atmos Energy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,005,793 USD	(25,772)
Aurinia Pharmaceuticals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	60,975 USD	(865)
Autoliv, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	16,133 USD	(826)
Automatic Data Processing, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,196,745 USD	(53,051)
Avangrid, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	23,834 USD	141
Avantor, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,985,189 USD	(56,283)
Avery Dennison Corp	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	50,555 USD	311
Avnet, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,385 USD	45
Axonics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	706,012 USD	(20,196)
Azek Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,912,281 USD	(144,567)
Ball Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,895,891 USD	(42,505)
Bank of New York Mellon Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	221,140 USD	(726)
Bank of Nova Scotia (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	959,860 USD	(15,482)
Bank OZK	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,580 USD	(48)
BankUnited, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	28,448 USD	(830)
Barrick Gold Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,099,189 USD	(36,460)
Baxter International, Inc.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	2,388,782 USD	(47,787)
Beauty Health Co. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	180,753 USD	(9,966)
Bill.com Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	23,677 USD	506
BioMarin Pharmaceutical, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	126,795 USD	3,989
BlackBerry Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	212,954 USD	(2,302)
Blueprint Medicines Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	572,967 USD	(3,607)
Boeing Co. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,949,598 USD	11,534
Boot Barn Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,317,037 USD	(120,187)
Booz Allen Hamilton Holding Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	28,665 USD	(757)
BorgWarner, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	8,732 USD	(57)
Boston Scientific Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,782,846 USD	(2,715)
Bright Horizons Family Solutions, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	321,762 USD	(10,058)
Brighthouse Financial, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	374,548 USD	(8,202)
Broadridge Financial Solutions, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	18,983 USD	(213)
Brown & Brown, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,295,238 USD	(125,697)
Bruker Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	211,233 USD	2,213
Brunswick Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	126,335 USD	(8,341)
Builders Firstsource, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,796,078 USD	(225,542)
C.H. Robinson Worldwide, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	520,090 USD	(947)
C3.ai, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	774,124 USD	54,999
Cable One, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	299,596 USD	(7,244)
Cadence Design Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	162,408 USD	(649)
Calix, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	49,852 USD	(7,966)
Canada Goose Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	730 USD	(11)
Canadian Natural Resources, Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	843,523 USD	(3,167)
Capri Holdings Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	21,533 USD	(1,380)
CareDx, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	452,582 USD	(398)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cargurus, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	742,336 USD	$(12,411)
Carlyle Group, Inc. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,559,192 USD	(198,493)
Casey's General Stores, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	21,303 USD	(603)
Catalent, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	841,425 USD	(21,626)
CBRE Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	19,049 USD	59
Celsius Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	201,214 USD	(12,131)
Cenovus Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,981,151 USD	(134,469)
Centerpoint Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	587,605 USD	(13,130)
Charles Schwab Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	300,148 USD	(1,855)
Chemed Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,001,911 USD	(38,711)
ChemoCentryx, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	176 USD	(6)
Chewy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	864,711 USD	(27,800)
Choice Hotels International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	243,094 USD	(11,949)
Church & Dwight Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	420,889 USD	(14,736)
Churchill Downs, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	607,439 USD	(24,201)
Cigna Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	382,337 USD	(16,301)
Cirrus Logic, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	146,986 USD	(3,835)
Cisco Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,321,316 USD	(54,679)
Citizens Financial Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	120,166 USD	(3,723)
Clarivate PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,125 USD	(93)
Cloudflare, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	718,958 USD	63,956
CME Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	930,908 USD	7,930
CNH Industrial NV	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	755,673 USD	(58,677)
CNX Resources Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	365,695 USD	2,640
Codexis, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	232 USD	13
Cognizant Tech Solutions	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,062,173 USD	(126,512)
Coinbase Global, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	100,319 USD	1,895
Columbia Banking System, Inc.	10/16/23	M	0.23%	JPMorgan Chase Bank, N.A.	3,421,820 USD	(95,678)
Columbia Sportswear Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	360,922 USD	3,317
Comerica, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,271,863 USD	(59,215)
Commercial Metals Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	298,432 USD	(20,339)
Concentrix Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	184,207 USD	(3,523)
Confluent, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	232,706 USD	(24,604)
Conmed Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	450,592 USD	(17,358)
Consolidated Edison, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,179,542 USD	(50,979)
Constellation Brands, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	548,038 USD	(21,915)
Continental Resources, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,704 USD	262
Cooper Cos. Inc. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,227,828 USD	(13,491)
Copa Holdings SA	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	146,967 USD	(5,210)
Corteva, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	215,725 USD	506
Costco Wholesale Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	77,597 USD	(178)
Coupa Software, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	129,911 USD	1,733
Coupang, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	344,675 USD	7,011
Coursera, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	119,089 USD	(1,131)
Cracker Barrel Old Country Store, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	59,429 USD	(1,932)
Crane Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	70,718 USD	422
CRISPR Therapeutics AG	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	219,041 USD	10,646
Crocs, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	103,043 USD	1,621
Crowdstrike Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	43,716 USD	1,537
Crown Castle International Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,456,993 USD	(19,634)
Crown Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	22,497 USD	(1,065)
CSX Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,167,451 USD	(5,894)
CureVac NV	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	117 USD	14

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CyberArk Software Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	491,171 USD	$(8,742)
Danaher Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,209,967 USD	(15,596)
Darden Restaurants, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,647,324 USD	(89,104)
Deckers Outdoor Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	210,313 USD	2,616
Denbury, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	39,195 USD	(402)
Devon Energy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,145,951 USD	(56,593)
Digital Turbine, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	9,554 USD	(205)
DigitalOcean Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	190,966 USD	2,672
Dillard's, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	227,128 USD	5,385
Discover Financial Services	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,248,097 USD	(4,226)
Discovery, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	598,744 USD	(254)
Dlocal Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	510,863 USD	(22,881)
DocuSign, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	817,935 USD	10,235
Dolby Laboratories, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,110 USD	(128)
Dollar General Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,869,023 USD	(14,706)
DoorDash, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	851,430 USD	33,671
Dover Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	348,228 USD	(4,076)
Dow, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,002,684 USD	725
Doximity, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	78,989 USD	3,092
DraftKings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	205,077 USD	19,215
DT Midstream Inc.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	14,371 USD	73
Duke Realty Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,664,479 USD	(144,650)
Dun & Bradstreet Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	70,077 USD	(2,929)
DXC Technology Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	465,154 USD	(10,421)
Eagle Materials, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,173,879 USD	(73,165)
EastGroup Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,494,324 USD	(131,647)
eBay, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,002,780 USD	10,135
Edwards Lifesciences Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,211,583 USD	(91,557)
Elastic NV	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,654,437 USD	(7,154)
Encore Wire Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	682,422 USD	(49,535)
Enovix Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	58,099 USD	(5,681)
Entegris, Inc.	12/19/23	M	0.23%	JPMorgan Chase Bank, N.A.	5,498,990 USD	(217,574)
Equinix, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	213,061 USD	(1,782)
Equity LifeStyle Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	111,090 USD	(414)
Essential Utilities, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,750,869 USD	(54,994)
Estee Lauder Cos., Inc. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,764,248 USD	(78,608)
Everbridge, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	556,996 USD	31,014
Exact Sciences Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	25,757 USD	(82)
Exelixis, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	904,400 USD	31,054
Exelon Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	339,208 USD	(3,136)
eXp World Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	98,398 USD	5,043
Extra Space Storage, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,148,342 USD	(107,622)
F5, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	296,135 USD	(12,934)
Factset Research Systems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	16,619 USD	(391)
Farfetch Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	11,649 USD	15
Federal Realty Investment Trust	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,688 USD	(398)
FedEx Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	846,622 USD	(2,235)
Fidelity National Financial, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	328,179 USD	(12,608)
Fidelity National Information Services, Inc.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	288,950 USD	903
Figs, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	123,307 USD	(8,926)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
First American Financial Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,380 USD	$(140)
First Citizens BancShares, Class A	10/19/22	M	0.23%	JPMorgan Chase Bank, N.A.	996,786 USD	18,404
First Industrial Realty Trust, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	22,001 USD	(242)
First Interstate BancSystem, Inc.	09/20/23	M	0.23%	JPMorgan Chase Bank, N.A.	4,254,401 USD	(210,799)
FirstEnergy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	8,128 USD	(273)
Five Below, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,009,087 USD	(67,775)
Five9, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	103,631 USD	2,426
FleetCor Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	599,659 USD	(4,038)
Flex Acquisition Company, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	74,640 USD	(3,630)
Floor & Décor Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	591,321 USD	(10,235)
Flowers Foods, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	43,810 USD	(664)
Fluor Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	771,133 USD	(15,562)
Flywire Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	279,615 USD	(13,790)
FMC Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	382,337 USD	(8,322)
Focus Financial Partners, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	143,198 USD	3,334
Fortinet, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	129,279 USD	2,051
Fortune Brands Home & Security, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	638,594 USD	(14,886)
Freeport-McMoRan, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,998,413 USD	(194,600)
Freshpet, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	289,618 USD	(2,861)
FS KKR Capital Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	19,002 USD	(200)
Genpact Ltd.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	315,224 USD	(4,954)
Genuine Parts Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	79,718 USD	(3,000)
Global Payments, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,873,276 USD	(12,411)
Globe Life, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	118,591 USD	(2,871)
Globus Medical, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	183,150 USD	(2,332)
GoodRx Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,864 USD	34
Goodyear Tire & Rubber Co. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,352,253 USD	(79,939)
Graco, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	7,785 USD	(36)
Grocery Outlet Holding Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	331,712 USD	2,561
Group 1 Automotive, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	10,501 USD	(432)
Guardant Health, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	269,322 USD	1,969
GXO Logistics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	609,771 USD	(1,424)
Hasbro, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	136,744 USD	(3,305)
HealthEquity, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	322,679 USD	(2,485)
Hewlett Packard Enterprise	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,574,891 USD	(35,747)
Hexcel Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	47,350 USD	(980)
Hilton Grand Vacations, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	879,132 USD	(67,394)
HollyFrontier Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	54,104 USD	49
Hologic, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	5,025 USD	(28)
Home Depot, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,141,245 USD	(42,712)
Horizon Therapeutics PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	587,941 USD	(9,480)
Host Hotels & Resorts, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	84,072 USD	(1,191)
Hostess Brands, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	375,875 USD	(11,574)
Hudson Pacific Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,997 USD	(30)
Huntsman Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,096,541 USD	(97,576)
IDACORP, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	12,913 USD	(458)
II-VI, Inc.	03/29/23	M	0.23%	JPMorgan Chase Bank, N.A.	4,447,039 USD	15,565

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Inari Medical, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	727,304 USD	$(47,669)
Informatica, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,183 USD	95
Ingersoll Rand, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,865,482 USD	(83,300)
Inmode Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	202,992 USD	(490)
Innovative Industrial Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	76,474 USD	(1,610)
Interactive Brokers Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	489,398 USD	3,903
International Business Machines Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,224,304 USD	1,048
International Flavors & Fragrances	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	326,914 USD	(3,462)
Invitation Homes, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	78,556 USD	(2,694)
Ionis Pharmaceuticals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	236,209 USD	15,926
Iovance Biotherapeutics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	369,941 USD	4,959
IPG Photonics Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,340,124 USD	(38,029)
Itron, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	138,542 USD	(5,967)
Jabil, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	44,896 USD	(2,238)
Jacobs Engineering Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	524,300 USD	2,744
Jamf Holding Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	568,441 USD	(12,846)
Janus Henderson Group plc	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,771,108 USD	(47,704)
JB Hunt Transport Services, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	767,518 USD	(37,205)
JFrog Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	79,345 USD	2,036
Johnson & Johnson	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	33,656 USD	297
Johnson Controls International plc	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	16,162 USD	(19)
Jones Lang LaSalle, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	73,119 USD	(680)
Juniper Networks, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,281,578 USD	(79,473)
KBR, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,566,247 USD	(62,595)
Keurig Dr. Pepper, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	73,840 USD	(65)
Kimco Realty Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	192,521 USD	(8,647)
Kinross Gold corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	181,000 USD	(8,139)
Knight-Swift Transportation Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,401,728 USD	(62,721)
Kornit Digital Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	214,664 USD	(13,255)
L3Harris Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	430,731 USD	(3,000)
Lam Research Corp.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	2,396,515 USD	19,005
Lamb Weston holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	31,141 USD	(1,120)
Landstar System, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	144,698 USD	(1,204)
Las Vegas Sands Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	84,973 USD	(507)
LCI Industries	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	380,294 USD	(9,381)
Lear Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,277,813 USD	(66,138)
Leggett & Platt, Inc.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	183,561 USD	(9,521)
Lennar Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	437,123 USD	(219)
Lennox International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	4,195 USD	(22)
Levi Strauss & Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	86,652 USD	(3,606)
Lexington Realty Trust	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	60,878 USD	(2,055)
Liberty Broadband Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	209,245 USD	(1,151)
Liberty Global PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	735,135 USD	(14,137)
Liberty Media Corp-Liberty Formula One	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,686,727 USD	(72,610)
Life Storage, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,479,133 USD	(74,265)
Lightspeed Commerce, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	306,124 USD	9,570
Lockheed Martin Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	522,131 USD	(5,298)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Logitech International SA	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	110,843 USD	$3,619
Louisiana-Pacific Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,029,462 USD	(134,800)
Lululemon Athletica, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	366,788 USD	3,914
M&T Bank	02/24/23	M	0.23%	JPMorgan Chase Bank, N.A.	14,928,550 USD	(453,706)
Marathon Oil Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,435,760 USD	(51,974)
Maravai LifeSciences Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	499,126 USD	(6,272)
Marriott International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	6,790 USD	(150)
Marriott Vacations Worldwide Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	383,925 USD	(21,965)
Martin Marietta Materials, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	296,360 USD	(7,159)
Masco Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	383,178 USD	(14,759)
Mastercard, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,668,119 USD	(40,806)
Matador Resources Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	301,961 USD	(820)
Mattel, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	61 USD	(4)
MaxLinear, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,008 USD	(48)
McCormick & Co., Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,351,953 USD	(52,177)
McKesson Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	189,369 USD	1,201
MDU Resources Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,806 USD	(1)
Medical Properties Trust, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	354,914 USD	(16,833)
Medtronic PLC	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	3,099,397 USD	(15,172)
Metter-Toledo International	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,436,491 USD	(11,230)
Microsoft Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,938,866 USD	(53,494)
MicroStrategy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	55,232 USD	6,228
Moderna, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	362,930 USD	(3,310)
Mohawk Industries, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	25,860 USD	(738)
Molson Coors Beverage Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	131,741 USD	(2,164)
Monday.com Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	368,875 USD	3,351
Morningstar, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	311,766 USD	(4,917)
Motorola Solutions, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	7,848 USD	(303)
Murphy Oil Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	151,720 USD	(2,721)
Murphy USA, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,839,196 USD	(33,460)
National Retail Properties, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	86,145 USD	(429)
National Storage Affiliates Trust	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	44,064 USD	(2,646)
nCino, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	45,083 USD	2,017
NCR Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	49,059 USD	(1,432)
New York Community Bancorp, Inc.	04/28/23	M	0.23%	JPMorgan Chase Bank, N.A.	65,143 USD	(1,866)
New York Times Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	480,794 USD	(16,938)
Newcrest Mining Ltd.	11/14/23	M	0.31%	JPMorgan Chase Bank, N.A.	4,741,432 AUD	(42,799)
Newmont Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	585,198 USD	(15,094)
Nike, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	339,765 USD	1,242)
Nikola Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	38,490 USD	(1,839)
NiSource, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	411,338 USD	(12,116)
Noble Corp.	11/14/23	M	1.00%	JPMorgan Chase Bank, N.A.	608,550 USD	(23,435)
Norfolk Southern Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	708,212 USD	(8,376)
Northrop Grumman Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	6,434 USD	(146)
NortonLifeLock, Inc.	08/15/23	M	0.23%	JPMorgan Chase Bank, N.A.	164,928 USD	(2,514)
Novocure Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	76,298 USD	8,876
Nutrien Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,891,975 USD	(88,351)
nVent Electric PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	44,226 USD	(2,020)
NVIDIA Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	989,468 USD	13,611
NVR, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	229,882 USD	(6,473)
Oasis Petroleum, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	200,327 USD	(8,438)
OGE Energy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	590,945 USD	(22,329)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ollie's Bargain Outlet Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	440,642 USD	$(8,960)
Omega Healthcare Investors, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	570,863 USD	(1,496)
Omnicell, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	123,101 USD	1,485
On Holding AG	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	7,514 USD	141
Onto Innovation, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	52,628 USD	(2,441)
Open Lending Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	7,969 USD	280
Owens & Minor, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	215,343 USD	(3,114)
PACCAR, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	50,689 USD	(414)
Pagseguro Digital Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	32,256 USD	(807)
Palantir Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	28,652 USD	1,046
Palo Alto Networks, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	811,821 USD	(28,886)
Pan American Silver Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	918,470 USD	(13,436)
Park Hotels & Resorts, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	700,791 USD	(1,488)
Paycom Software, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	20,177 USD	248
Paylocity Holding Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	396,758 USD	482
Pegasystems, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	191,040 USD	(284)
Peloton Interactive, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	360,548 USD	31,556
PennyMac Financial Services, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	392,913 USD	(6,228)
Penske Automotive Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	561,426 USD	(37,719)
Performance Food Group Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	48,234 USD	187
PerkinElmer, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,248,065 USD	(120,020)
Pinnacle West Capital Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	472,950 USD	(13,344)
Pinterest, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,422,389 USD	15,099
Pioneer Natural Resources Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	761,937 USD	(2,686)
Polaris, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	236,459 USD	(8,750)
PotlatchDeltic Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	49,561 USD	(1,927)
PPG Industries, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	550,775 USD	(10,345)
PPL Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	26,184 USD	(570)
Principal Financial Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,151,784 USD	(32,186)
Procore Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	39,944 USD	1,239
Procter & Gamble Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,033,607 USD	(79,157)
Prologis, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	308,937 USD	(1,351)
Public Service Enterprise Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	78,500 USD	(575)
PulteGroup, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,438,517 USD	(102,116)
Pure Storage, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	719,430 USD	8,734
PVH Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	74,951 USD	(1,623)
Qualys, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	368,024 USD	—
Quidel Corp.	12/28/23	M	0.23%	JPMorgan Chase Bank, N.A.	3,246,653 USD	12,427
Quidel Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	807,489 USD	154,542
Ralph Lauren Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	13,165 USD	(147)
Raymond James Financial, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	526,103 USD	8,541
Raytheon Technologies Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	850,876 USD	(344)
Realty Income Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,610,730 USD	(34,162)
Regeneron Pharmaceuticals, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,112,400 USD	41,319
RenaissanceRe Holdings Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,136,413 USD	(17,571)
Rent-A-Center, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	515,057 USD	12,654
Rentokil Initial PLC	12/18/23	M	0.16%	JPMorgan Chase Bank, N.A.	2,674,655 GBP	584
Revolve Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	24,804 USD	(134)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Rexford Industrial Realty, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,187,328 USD	$(112,060)
RingCentral, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,445,747 USD	49,990
Riot Blockchain, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	17,172 USD	1,228
Roku, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	382,670 USD	10,247
Royalty Pharma PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,973,582 USD	(47,765)
RPM International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,180,984 USD	(59,700)
Sabra Health Care REIT, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	12,123 USD	(388)
Sailpoint Technologies Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	359,844 USD	(5,461)
Sarepta Therapeutics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	329,162 USD	3,901
Seagen, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,174,398 USD	15,517
SEI Investments Co.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	29,041 USD	(88)
Sensata Technologies Holding PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	28,514 USD	13
Service Corp International	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	52,298 USD	(1,300)
ServiceNow, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	318,842 USD	4,673
Shift4 Payments, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	491,811 USD	23,215
Shockwave Medical, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	144,966 USD	2,658
Shopify, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	912,640 USD	26,978
Signature Bank	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,712,162 USD	(21,961)
Silicon Laboratories, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	37,683 USD	(1,537)
Siteone Landscape Supply, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	335,578 USD	(15,971)
SiTime Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	46,397 USD	(3,042)
Skechers USA, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	368,546 USD	(224)
Skyline Champion Corp	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	22,826 USD	80
Skyworks Solutions, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	403,913 USD	3,496
Smartsheet, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	63,689 USD	1,032
Snap, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	186,734 USD	3,458
Snowflake, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	134,898 USD	4,818
SolarEdge Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	7,446 USD	151
Sonoco Products Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	569,407 USD	349
Southern Copper, Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	26,702 USD	(636)
SouthState Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	292,063 USD	(8,750)
Southwest Airlines Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,881,634 USD	(101,400)
Spotify Technology SA	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,135,157 USD	17,664
Sprouts Farmers Market, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	147,935 USD	(10,289)
Square, Inc.	08/07/23	M	0.23%	JPMorgan Chase Bank, N.A.	12,754,224 USD	670,369
SS&C Technologies Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,512,612 USD	(20,004)
STAG Industrial, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	178,498 USD	(4,085)
Stanley Black & Decker, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	599,336 USD	(11,038)
Starwood Property Trust, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	360,316 USD	8,330
Stem, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	19,372 USD	212
STERIS PLC	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	11,512 USD	72
Steven Madden Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,933 USD	(145)
StoneCo Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	4,792 USD	(198)
Stryker Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,045,375 USD	(55,894)
Summit Materials, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,455,858 USD	(55,734)
Sun Communities, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,554,838 USD	(32,535)
Suncor Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	936,412 USD	(41,410)
Sunnova Energy International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	33,002 USD	—
Switch, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	159,819 USD	(3,887)
Sysco Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	492,900 USD	(6,049)
Tapestry, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	658,523 USD	5,309

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Target Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,123,470 USD	$(72,947)
Taylor Morrison Home Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	249,534 USD	(13,540)
Teck Resources Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	673,083 USD	(35,399)
Teladoc Health, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	181,574 USD	(3,168)
Tenable Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	21,641 USD	219
Teradyne, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,497,762 USD	(29,608)
Terreno Realty Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	921,092 USD	(59,487)
Tesla, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,960,057 USD	57,853
Tetra Tech, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	679,505 USD	(27,712)
Texas Roadhouse, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	577,424 USD	(16,913)
Textron, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	5,927 USD	(172)
TFI International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	8,312 USD	(432)
TG Therapeutics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	265,844 USD	(15,394)
Thor Industries, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	469,839 USD	(20,682)
Timken Co. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	15,944 USD	76
Tjx Cos Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	872,634 USD	(7,962)
TopBuild Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	325,410 USD	(12,579)
Toro Co. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	189,389 USD	(1,239)
Toronto-Dominion Bank (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	69,807 USD	(202)
Trade Desk, Inc. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	193,327 USD	3,907
Tradeweb Markets, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	686,148 USD	10,103
TransUnion	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	339,157 USD	(7,808)
Tri Pointe Homes, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	340,302 USD	(17,555)
TuSimple Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	53,568 USD	45
Twilio, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,510,045 USD	74,052
Uber Technologies, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,015,170 USD	968
UiPath, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	174,604 USD	4,025
Ulta Beauty, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,237,606 USD	(52,194)
Under Armour, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,474 USD	(2)
Union Pacific Corp.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	343,593 USD	(2,810)
Unity Software, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,121,389 USD	41,456
Universal Display Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	99,297 USD	1,104
Upstart Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	386,503 USD	(7,785)
Urban Edge Properties	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	11,558 USD	(450)
US Food Holdings Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	322,762 USD	(4,779)
Valero Energy Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	181,070 USD	(1,973)
Valley National Bancorp	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	35,127 USD	(650)
Vertex Energy, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,033,705 USD	6,856
Vertiv Holdings Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,070,988 USD	(34,534)
VF Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,794,722 USD	(35,411)
Viatris, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	44,362 USD	(1,491)
VICI Properties, Inc.	08/08/23	M	0.23%	JPMorgan Chase Bank, N.A.	16,221,566 USD	(862,427)
Vicor Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	68,741 USD	(1,479)
Vimeo, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	824,418 USD	26,221
Vista Outdoor, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	502,919 USD	(71,436)
Visteon Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	22,973 USD	411
Vistra Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,899,171 USD	(83,595)
Vitru Financial, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	5,044 USD	(146)
VMware, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	384,822 USD	4,852
Vulcan Materials Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	84,178 USD	(2,176)
Walgreens Boots Alliance, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,907,700 USD	(28,949)
Walmart, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	170,272 USD	(1,619)
Walt Disney Co. (The)	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,345,758 USD	10,142
Warby Parker, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,765 USD	180
Waters Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	14,025 USD	(506)
Welltower, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	148,752 USD	370
WESCO International, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	3,726 USD	(221)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
West Pharmaceutical Services, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	571,022 USD	$(16,647)
Western Digital Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	292,160 USD	(18,436)
Westlake Chemical Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,273,778 USD	(94,589)
Weyerhaeuser Co.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	973,496 USD	(56,456)
Wheaton Precious Metals Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	243,117 USD	(8,196)
Whiting Petroleum Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	110,317 USD	(1,644)
WillScot Mobile Mini Holdings Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	361,787 USD	(8,060)
Winnebago Industries, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	211,132 USD	(26,364)
Wintrust Financial Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	14,010 USD	(340)
Wix.com Ltd.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	21,929 USD	(4)
WW Grainger, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	17,664 USD	(211)
WW Grainger, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	696,433 USD	(5,782)
Wyndham Hotels & Resorts, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	168,940 USD	(10,449)
Xerox Holdings Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	2,931,515 USD	(174,217)
XPO Logistics, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	315,545 USD	(6,254)
Yelp, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	51,136 USD	183
Zendesk, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	73,273 USD	(356)
Zendesk, Inc.	11/07/23	M	0.23%	JPMorgan Chase Bank, N.A.	3,029,500 USD	13,016
Zillow Group, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	51,100 USD	(1,448)
ZIM Integrated Shipping Services Ltd.	05/23/23	M	0.00%	Morgan Stanley Capital Services LLC	268,640 USD	(25,778)
Zimmer Biomet Holdings, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	997,705 USD	60
Zoetis, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	1,118,141 USD	(21,235)
Zscaler, Inc.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	110,519 USD	(661)
Zurn Water Solutions Corp.	05/23/23	M	0.08%	Morgan Stanley Capital Services LLC	7,777 USD	(195)

Total Sells						$(8,233,995)

Total OTC Total Return Swaps Outstanding						$14,860,630

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2021

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.21%	3M/6M	03/20/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,000,000 USD	$(71,125)	$—	$(71,125)
Pays	3-Month USD LIBOR	0.21%	3M/6M	05/5/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,900,000 USD	(79,985)	—	(79,985)
Pays	3-Month USD LIBOR	0.23%	3M/6M	12/14/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,700,000 USD	(12,459)	—	(12,459)
Pays	3-Month USD LIBOR	0.25%	3M/6M	03/3/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	27,700,000 USD	(112,366)	—	(112,366)
Pays	3-Month USD LIBOR	0.27%	3M/6M	08/3/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	114,616,000 USD	(44,623)	—	(44,623)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.28%	3M/6M	09/7/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	13,000,000 USD	$(116,204)	$—	$(116,204)
Pays	3-Month USD LIBOR	0.31%	3M/6M	07/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	33,588,605 USD	(2,649)	—	(2,649)
Pays	3-Month USD LIBOR	0.31%	3M/6M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,141,220 USD	(895)	—	(895)
Pays	3-Month USD LIBOR	0.33%	3M/6M	07/18/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	82,371,000 USD	4,691	—	4,691
Pays	3-Month USD LIBOR	0.34%	3M/6M	07/7/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000,000 USD	(61,479)	—	(61,479)
Pays	3-Month USD LIBOR	0.36%	3M/6M	06/30/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,347,000 USD	5,066	—	5,066
Pays	3-Month USD LIBOR	0.37%	3M/6M	10/6/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,600,000 USD	(52,695)	—	(52,695)
Pays	3-Month USD LIBOR	0.38%	3M/6M	10/12/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,000,000 USD	(24,955)	—	(24,955)
Pays	3-Month USD LIBOR	0.41%	3M/6M	06/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	84,970,800 USD	42,963	—	42,963
Pays	3-Month USD LIBOR	0.44%	3M/6M	07/24/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,032,440 USD	(167,794)	—	(167,794)
Pays	3-Month USD LIBOR	0.46%	3M/6M	07/29/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,362,800 USD	(64,919)	—	(64,919)
Pays	3-Month USD LIBOR	0.50%	3M/6M	06/30/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,932,800 USD	(48,862)	—	(48,862)
Pays	3-Month USD LIBOR	0.57%	3M/6M	06/30/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,060,000 USD	(497,592)	—	(497,592)
Pays	3-Month USD LIBOR	0.69%	3M/6M	10/7/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,300,000 USD	(445,624)	—	(445,624)
Pays	3-Month USD LIBOR	0.78%	3M/6M	06/9/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	35,000,000 USD	(520,114)	—	(520,114)
Pays	3-Month USD LIBOR	0.98%	3M/6M	03/25/2030	Morgan Stanley & Co. LLC	3,000,000 USD	(107,324)	—	(107,324)
Pays	3-Month USD LIBOR	0.99%	3M/6M	06/10/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	(1,082,865)	—	(1,082,865)
Pays	3-Month USD LIBOR	1.23%	3M/6M	02/9/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,000,000 USD	(16,177)	—	(16,177)
Pays	3-Month USD LIBOR	1.46%	3M/6M	05/12/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,809,000 USD	171,990	—	171,990
Pays	3-Month USD LIBOR	1.53%	3M/6M	02/9/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,000,000 USD	(18,698)	—	(18,698)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.57%	3M/6M	03/8/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,500,000 USD	$(4,719)	$—	$(4,719)
Pays	3-Month USD LIBOR	1.63%	3M/6M	09/8/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,800,000 USD	10,897	—	10,897
Pays	3-Month USD LIBOR	1.66%	3M/6M	02/27/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,221,000 USD	35,974	—	35,974
Pays	3-Month USD LIBOR	1.67%	3M/6M	02/25/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,246,000 USD	120,875	—	120,875
Pays	3-Month USD LIBOR	1.93%	3M/6M	07/15/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	1,445,875	—	1,445,875
Pays	3-Month USD LIBOR	2.02%	3M/6M	06/4/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	502,297	—	502,297
Pays	3-Month USD LIBOR	2.17%	3M/6M	05/20/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	1,279,419	—	1,279,419
Pays	3-Month CNY-CNREPOFIX	2.49%	3M/3M	03/16/2027	Morgan Stanley & Co. LLC	1,429,816,880	1,085,086	261,196	823,890
Pays	3-Month CNY-CNREPOFIX	2.49%	3M/3M	03/16/2027	Morgan Stanley & Co. LLC	1,704,510,764	1,293,552	(294,893)	1,588,445
Receives	3-Month USD LIBOR	0.22%	6M/3M	10/5/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,600,000 USD	48,463	—	48,463
Receives	3-Month USD LIBOR	0.37%	6M/3M	12/15/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,300,000 USD	187,744	—	187,744
Receives	3-Month USD LIBOR	0.40%	6M/3M	08/4/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	24,941,000 USD	738,672	—	738,672
Receives	3-Month USD LIBOR	0.48%	6M/3M	03/23/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,655,000 USD	361,343	—	361,343
Receives	3-Month USD LIBOR	0.51%	6M/3M	03/3/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,650,000 USD	668,129	—	668,129
Receives	3-Month USD LIBOR	0.62%	6M/3M	08/5/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,512,706 USD	483,448	—	483,448
Receives	3-Month USD LIBOR	0.63%	6M/3M	05/5/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,600,000 USD	75,336	—	75,336
Receives	3-Month USD LIBOR	0.65%	6M/3M	06/8/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,000,000 USD	(23,340)	—	(23,340)
Receives	3-Month USD LIBOR	0.66%	6M/3M	03/12/2035	Morgan Stanley & Co. LLC	1,500,000 USD	181,900	—	181,900
Receives	3-Month USD LIBOR	0.67%	6M/3M	07/24/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,438,980 USD	312,123	—	312,123
Receives	3-Month USD LIBOR	0.68%	6M/3M	07/29/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	713,880 USD	49,627	—	49,627

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	0.69%	6M/3M	12/29/2027	Morgan Stanley & Co. LLC	3,000,000 USD	$127,427	$—	$127,427
Receives	3-Month USD LIBOR	0.70%	6M/3M	06/28/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,605,000 USD	242,018	—	242,018
Receives	3-Month USD LIBOR	0.71%	6M/3M	01/22/2026	Morgan Stanley & Co. LLC	20,000,000 USD	461,623	—	461,623
Receives	3-Month USD LIBOR	0.74%	6M/3M	02/9/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000,000 USD	52,946	—	52,946
Receives	3-Month USD LIBOR	0.79%	6M/3M	06/28/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,347,000 USD	380,056	—	380,056
Receives	3-Month USD LIBOR	0.80%	6M/3M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	1,547	—	1,547
Receives	3-Month USD LIBOR	0.82%	6M/3M	07/16/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,975,000 USD	688,990	—	688,990
Receives	3-Month USD LIBOR	0.94%	6M/3M	10/13/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,600,000 USD	126,158	—	126,158
Receives	3-Month USD LIBOR	0.94%	6M/3M	06/2/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,000,000 USD	64,891	—	64,891
Receives	3-Month USD LIBOR	0.95%	6M/3M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	19,173	—	19,173
Receives	3-Month USD LIBOR	0.95%	6M/3M	03/3/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	719,000 USD	36,969	—	36,969
Receives	3-Month USD LIBOR	0.98%	6M/3M	09/8/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,000,000 USD	131,696	—	131,696
Receives	3-Month USD LIBOR	1.08%	6M/3M	02/28/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,000,000 USD	(2,697)	—	(2,697)
Receives	3-Month USD LIBOR	1.10%	6M/3M	03/25/2030	Morgan Stanley & Co. LLC	1,500,000 USD	50,030	—	50,030
Receives	3-Month USD LIBOR	1.12%	6M/3M	07/7/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,000,000 USD	36,998	—	36,998
Receives	3-Month USD LIBOR	1.24%	6M/3M	05/6/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,000,000 USD	55,984	—	55,984
Receives	3-Month USD LIBOR	1.24%	6M/3M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	8,184	—	8,184
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/26/2027	Morgan Stanley & Co. LLC	5,000,000 USD	13,498	—	13,498
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley & Co. LLC	10,000,000 USD	(104,096)	—	(104,096)
Receives	3-Month USD LIBOR	1.48%	6M/3M	01/2/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,163,000 USD	(38,606)	—	(38,606)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.49%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	3,140,000 USD	$2,182	$—	$2,182
Receives	6-Month SIBCSORA	1.49%	6M/6M	03/16/2032	Morgan Stanley & Co. LLC	7,641,739 SGD	(13,987)	—	(13,987)
Receives	3-Month USD LIBOR	1.52%	6M/3M	02/5/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,245,000 USD	(65,279)	—	(65,279)
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	47,860,000 USD	(96,246)	—	(96,246)
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/7/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,244,800 USD	(15,580)	—	(15,580)
Receives	3-Month USD LIBOR	1.54%	6M/3M	01/4/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	80,236,000 USD	(9,123)	—	(9,123)
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,580,000 USD	(51,848)	—	(51,848)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/7/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,106,000 USD	(35,112)	—	(35,112)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,928,000 USD	(32,270)	—	(32,270)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,033,000 USD	(10,908)	—	(10,908)
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000,000 USD	(10,588)	—	(10,588)
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/28/2026	Morgan Stanley & Co. LLC	1,800,000 USD	(18,263)	6,115	(24,378)
Receives	3-Month USD LIBOR	1.56%	6M/3M	06/2/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,500,000 USD	(4,342)	—	(4,342)
Receives	3-Month USD LIBOR	1.57%	6M/3M	02/18/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,187,000 USD	(45,979)	—	(45,979)
Receives	3-Month USD LIBOR	1.58%	6M/3M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	(123,019)	—	(123,019)
Receives	3-Month USD LIBOR	1.58%	6M/3M	02/18/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,253,000 USD	(77,584)	—	(77,584)
Receives	3-Month USD LIBOR	1.59%	6M/3M	04/14/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,118,000 USD	(59,649)	—	(59,649)
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	(84,668)	—	(84,668)
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	(86,657)	—	(86,657)
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/27/2026	Morgan Stanley & Co. LLC	1,900,000 USD	(25,170)	4,658	(29,828)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.62%	6M/3M	04/14/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,222,000 USD	$(70,795)	$—	$(70,795)
Receives	3-Month USD LIBOR	1.63%	6M/3M	11/8/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	(495,879)	—	(495,879)
Receives	3-Month USD LIBOR	1.64%	6M/3M	07/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(109,870)	—	(109,870)
Receives	3-Month USD LIBOR	1.66%	6M/3M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	(148,294)	—	(148,294)
Receives	3-Month USD LIBOR	1.69%	6M/3M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	(196,893)	—	(196,893)
Receives	3-Month USD LIBOR	1.72%	6M/3M	02/19/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,945,000 USD	(30,495)	—	(30,495)
Receives	3-Month USD LIBOR	1.73%	6M/3M	07/17/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	100,000,000 USD	(1,499,198)	—	(1,499,198)
Receives	3-Month USD LIBOR	1.74%	6M/3M	02/27/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,000,000 USD	(26,256)	—	(26,256)
Receives	3-Month USD LIBOR	1.77%	6M/3M	11/26/2029	Morgan Stanley & Co. LLC	1,000,000 USD	(19,408)	43	(19,451)
Receives	3-Month USD LIBOR	1.79%	6M/3M	07/7/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,000,000 USD	(40,668)	—	(40,668)
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley & Co. LLC	2,500,000 USD	(44,087)	—	(44,087)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley & Co. LLC	8,000,000 USD	(147,240)	—	(147,240)
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	(52,807)	—	(52,807)
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,500,000 USD	(38,233)	—	(38,233)
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	1,650,000 USD	(48,300)	—	(48,300)
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/29/2024	Morgan Stanley & Co. LLC	5,000,000 USD	(129,567)	—	(129,567)
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/30/2024	Morgan Stanley & Co. LLC	2,000,000 USD	(59,656)	—	(59,656)
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/26/2026	Morgan Stanley & Co. LLC	2,000,000 USD	(78,520)	—	(78,520)
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/27/2025	Morgan Stanley & Co. LLC	900,000 USD	(31,027)	4,800	(35,827)
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley & Co. LLC	4,000,000 USD	(137,067)	—	(137,067)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley & Co. LLC	2,000,000 USD	$(69,196)	$—	$(69,196)
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley & Co. LLC	3,000,000 USD	(80,535)	—	(80,535)
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	(245,956)	—	(245,956)
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	(148,331)	24,111	(172,442)
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(920,704)	—	(920,704)
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/23/2024	Morgan Stanley & Co. LLC	2,000,000 USD	(70,195)	—	(70,195)
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	(72,050)	—	(72,050)
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/13/2026	Morgan Stanley & Co. LLC	3,000,000 USD	(152,280)	—	(152,280)
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	(146,288)	—	(146,288)
Receives	3-Month CNY-CNREPOFIX	2.49%	3M/3M	03/16/2027	Morgan Stanley & Co. LLC	336,000,000 CNY	(254,990)	241,600	(496,590)
Receives	3-Month CNY-CNREPOFIX	2.49%	3M/3M	03/16/2027	Morgan Stanley & Co. LLC	112,000,000 CNY	(84,997)	80,800	(165,797)
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley & Co. LLC	7,000,000 USD	(330,785)	—	(330,785)
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	(197,033)	—	(197,033)
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2028	Morgan Stanley & Co. LLC	1,000,000 USD	(81,424)	—	(81,424)
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley & Co. LLC	3,000,000 USD	(242,948)	—	(242,948)
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/30/2029	Morgan Stanley & Co. LLC	3,000,000 USD	(291,745)	—	(291,745)
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(1,326,933)	—	(1,326,933)
Receives	6-Month PLN WIBOR	2.95%	12M/6M	03/16/2027	Morgan Stanley & Co. LLC	59,948,395 USD	560,037	—	560,037
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(1,762,972)	—	(1,762,972)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/23/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(228,964)	—	(228,964)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(269,944)	(1,053)	(268,891)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(2,805,787)	$327,377	$(3,133,164)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^(Continued)

December 31, 2021 (Unaudited)

Abbreviation Legend:
M	Monthly
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
H15T5Y	Five-Year Treasury Constant Maturity
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
Currency Legend:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended December 31, 2021 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended December 31, 2021, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of December 31, 2021, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Consolidated Schedule of Investments include the schedule of investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2021 (Unaudited)

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations will be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ended December 31, 2021.

COVID-19 and Global Economic and Market Conditions

The impact of the novel coronavirus (“COVID-19”) pandemic has rapidly evolved around the globe, causing disruption in the U.S. and global economies. Although the global economy began reopening in 2021 and robust economic activity has supported a continued recovery, the emergence of new variants has contributed to setbacks to the recovery in the U.S. and abroad. The estimates and assumptions underlying these Consolidated Schedule of Investments are based on the information available as of December 31, 2021. The estimates and assumptions include judgments about financial market and economic conditions which have changed, and may continue to change, over time.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2021 (Unaudited)

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At December 31, 2021, the total fair value of Level 3 investments was $44,884,427. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Where appropriate, the accounting for investments of Blackstone Inc. (“Blackstone”) incorporates the changes in fair value of those investments as determined under U.S. GAAP. The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2021, no Fair Value Factor was applied.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At December 31, 2021, the Fund did not have any investment in short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2021 (Unaudited)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a day, the Adviser shall estimate fair value in good faith and in a manner consistent with its policies and procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At December 31, 2021, the Fund had an outstanding commitment of $9,163,682 related to held unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2021 (Unaudited)

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Schedule of Investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Commodities

Allowances are valued according to their vintage on market price or Allowances delivered during the valuation month. ICE futures U.S., Inc. (ICE) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE California Carbon Allowance (“CCA”) contracts permits delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICEs market rules. ICE lists separate CCA by vintage, (e.g. 2017 Vintage, 2018 Vintage and 2019 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or earlier hence a 2016 Vintage Allowance can be delivered against the 2017 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later Vintages.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2021, the face value of open reverse repurchase agreements for the Fund was $4,679,000.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of rights to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts, which may be reinvested for the purchase of investments in securities. As of December 31, 2021, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2021 (Unaudited)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2021 (Unaudited)

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swaps may disagree as to the meaning of contractual terms in

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2021 (Unaudited)

the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return Swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund expects to obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2021 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,038,615,858	$—	$851,556	$1,039,467,414
Convertible Preferred Stocks	953,910	—	—	953,910
Preferred Stock	1,703,787	—	4,859,609	6,563,396
Asset-Backed Securities	—	69,609,568	—	69,609,568
Convertible Bonds	—	9,850,102	—	9,850,102
Bank Debt	—	136,894,629	38,704,783	175,599,412
Corporate Bonds & Notes	—	420,398,808	119,900	420,518,708
Sovereign Debt	—	209,237,372	—	209,237,372
Mortgage-Backed Securities	—	250,161,275	—	250,161,275
U.S. Government Sponsored Agency Securities	—	7,763,327	—	7,763,327
U.S. Treasury Notes	—	257,326,954	—	257,326,954
Municipals	—	30,077,556	—	30,077,556
Exchange-Traded Funds	6,303,892	—	—	6,303,892
Warrants	5,571,157	—	270,794	5,841,951
Commodities	—	449,071,240	—	449,071,240
Repurchase Agreements	—	55,799,485	—	55,799,485
Purchased Options	73,265,311	2,372,647	—	75,637,958
Subtotal	$1,126,413,915	$1,898,562,963	$44,806,642	$3,069,783,520
Investments Valued at NAV				627,086,543
Total Investments in Securities	$1,126,413,915	$1,898,562,963	$44,806,642	$3,696,870,063
Unfunded Loan Commitment	—	—	18,497	18,497
Futures Contracts	42,292,627	—	—	42,292,627
Forward Foreign Currency Exchange Contracts	—	503,326	—	503,326
Centrally Cleared Credit Default Swaps	—	7,422,828	—	7,422,828
OTC Credit Default Swaps	—	1,809,776	—	1,809,776
OTC Total Return Swaps	—	31,126,456	—	31,126,456
Centrally Cleared Interest Rate Swaps	—	12,165,877	—	12,165,877
Total Assets	$1,168,706,542	$1,951,591,226	$44,825,139	$3,792,209,450

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$448,796,826	$—	$11,144	$448,807,970
Corporate Bonds & Notes	—	7,762,005	—	7,762,005
Exchange-Traded Funds	5,374,888	—	—	5,374,888
Sovereign Debt	—	45,486,427	—	45,486,427
Total Securities Sold Short	454,171,714	53,248,432	11,144	507,431,290
Options Written	72,636,299	1,890,408	—	74,526,707
Reverse Repurchase Agreements	—	4,679,000	—	4,679,000
Futures Contracts	62,290,722	—	—	62,290,722
Forward Foreign Currency Exchange Contracts	—	741,772	—	741,772
Centrally Cleared Credit Default Swaps	—	7,434,033	—	7,434,033
OTC Credit Default Swaps	—	6,903,682	—	6,903,682
OTC Total Return Swaps	—	16,265,826	—	16,265,826
Centrally Cleared Interest Rate Swaps	—	14,971,664	—	14,971,664
Total Liabilities	$589,098,735	$106,134,817	$11,144	$695,244,696

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2021 (Unaudited)

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity Hedge (1)	N/A	—	N/A	160,701,014	7 Days	—	160,701,014

Equity Hedge (1)	N/A	—	N/A	83,553,289	60 Days	—	83,553,289

Event-Driven (2)	N/A	—	N/A	—	N/A	53,571,316	53,571,316

Event-Driven (2)	N/A	1,761,162	N/A	—	N/A	—	1,761,162

Event-Driven (2)	20,048,503	—	N/A	26,408,750	6 months	—	26,408,750

Macro Strategies (3)	N/A	—	N/A	240,267,312	6 Days	—	240,267,312

Macro Strategies (3)	N/A	—	N/A	60,823,700	90 Days	—	60,823,700

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(3)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2021 (Unaudited)

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debt	Corporate Bonds & Notes	Rights	Warrants	Unfunded Loan Commitment	Total
Balance as of March 31, 2021	$1,249,313	$4,482,820	$58,956,505	$128,620	$—	$—	$70,430	$64,887,688
Transfers In	98,825	—	—	—	—	—	—	98,825
Transfers Out	—	—	(21,557,002)	—	—	—	—	(21,557,002)
Purchases	—	—	16,118,070	—	—	—	—	16,118,070
Sales	(96,793)	—	(15,143,078)	—	—	—	—	(15,239,871)
Amortization	—	—	89,992	—	—	—	—	89,992
Net realized gain (loss)	—	—	(1,059,652)	—	—	—	—	(1,059,652)
Net change in unrealized appreciation (depreciation)	(410,933)	376,789	1,299,948	(8,720)	—	270,794	(51,933)	1,475,945

Balance as of December 31, 2021	$840,412	$4,859,609	$38,704,783	$119,900	$—	$270,794	$18,497	$44,813,995

Net change in unrealized appreciation (depreciation) related to investments still held as of December 31, 2021	$(410,933)	$376,789	$(322,211)	$(8,720)	$—	$270,794	$18,497	$(346,578)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of December 31, 2021.

Assets	Valuation Technique	Unobservable Inputs	Fair Value at December 31, 2021	Range of Inputs (Weighted Average)
Investments in Securities:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$27,895,679	N/A
	Discount Approach	Discount Rate	8,082,909	10.40%
		Discount Rate	2,624,946	11.80%
	Distribution Analysis	Expected Distribution Proceeds	101,249	N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	840,412	N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	119,900	N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	4,859,609	N/A
Warrants	Comparable Company Multiples	Revenue Multiples	270,794	1.75x to 2.25x
Unfunded Loan Commitment	Broker-dealer Quotations	Indicative Bid	18,497	N/A

Total Investments in Securities			$44,813,995